UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-3218
                                   ------------


                AXP Variable Portfolio - Investment Series, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     8/31
                         --------------

Date of reporting period:   11/30
                         --------------

                               PORTFOLIO HOLDINGS
                                       FOR
                      RIVERSOURCE VARIABLE PORTFOLIO FUNDS
                                AT NOV. 30, 2005

Investments in Securities
RiverSource VP -- Balanced Fund

Nov. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (66.1%)
Issuer                                        Shares           Value(a)

Aerospace & Defense (2.5%)
Boeing                                         75,956        $5,179,440
Empresa Brasileira de Aeronautica ADR          59,506(c)      2,243,971
General Dynamics                               40,709         4,653,039
Goodrich                                      136,098         5,242,495
Honeywell Intl                                301,913        11,031,901
Lockheed Martin                               169,433        10,267,640
Northrop Grumman                              231,063        13,256,084
United Technologies                           104,467         5,624,503
Total                                                        57,499,073

Automobiles (0.1%)
General Motors                                 57,260(o)      1,253,994

Beverages (0.8%)
Coca-Cola                                      94,000         4,012,860
PepsiCo                                       221,390        13,106,288
Total                                                        17,119,148

Biotechnology (0.1%)
Biogen Idec                                    45,902(b)      1,965,065

Building Products (0.3%)
American Standard Companies                    54,053         2,058,338
Masco                                         143,407         4,269,227
Total                                                         6,327,565

Capital Markets (3.2%)
Bank of New York                              343,625        11,133,450
Franklin Resources                             53,565         4,975,117
Investors Financial Services                   85,879         3,241,932
Legg Mason                                      7,547           925,640
Lehman Brothers Holdings                      104,753        13,198,878
Merrill Lynch & Co                            173,892        11,549,907
Morgan Stanley                                371,627        20,822,261
State Street                                  111,490         6,431,858
Total                                                        72,279,043

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Chemicals (1.1%)
Dow Chemical                                  364,033       $16,472,493
Eastman Chemical                               58,877         3,257,664
Lyondell Chemical                             148,999         3,789,045
RPM Intl                                       87,432         1,626,235
Total                                                        25,145,437

Commercial Banks (5.5%)
Bank of America                             1,245,861        57,172,560
Commerce Bancorp                               86,610(o)      2,917,891
PNC Financial Services Group                  158,031        10,077,637
US Bancorp                                    459,019        13,899,095
Wachovia                                      277,124        14,798,422
Wells Fargo & Co                              433,661        27,255,594
Total                                                       126,121,199

Commercial Services & Supplies (0.4%)
Avery Dennison                                 64,885         3,814,589
Cendant                                       290,875         5,168,849
Total                                                         8,983,438

Communications Equipment (0.9%)
Cisco Systems                                 327,003(b)      5,735,633
Corning                                        81,610(b)      1,652,603
Nokia ADR                                     748,122(c)     12,777,923
Total                                                        20,166,159

Computers & Peripherals (1.9%)
Dell                                          238,664(b)      7,198,106
EMC                                           497,799(b)      6,934,340
Hewlett-Packard                               423,949        12,578,567
Intl Business Machines                        187,335        16,654,082
Total                                                        43,365,095

Consumer Finance (0.9%)
American Express                               30,389         1,562,602
Capital One Financial                         113,476         9,425,317
MBNA                                          370,621         9,921,524
Total                                                        20,909,443

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Containers & Packaging (0.3%)
Temple-Inland                                 183,872        $7,698,721

Diversified Financial Services (4.0%)
Citigroup                                   1,184,765        57,520,340
JPMorgan Chase & Co                           852,211        32,597,071
Total                                                        90,117,411

Diversified Telecommunication Services (4.1%)
ALLTEL                                         40,993         2,739,562
AT&T                                          900,155        22,422,861
BellSouth                                     538,440        14,677,874
Chunghwa Telecom ADR                          306,262(c)      5,335,084
Citizens Communications                       125,241         1,634,395
MCI                                           874,651        17,370,569
Sprint Nextel                                 757,978        18,979,769
Tele Norte Leste Participacoes ADR             54,250(c)      1,009,050
Telewest Global                               111,724(b,c)    2,490,328
Verizon Communications                        219,682         7,025,430
Total                                                        93,684,922

Electric Utilities (1.7%)
Entergy                                       114,731         8,031,170
Exelon                                        236,522        12,308,606
FPL Group                                      45,407         1,924,803
PPL                                           148,078         4,353,493
Southern                                      272,295         9,451,359
Xcel Energy                                   158,324         2,930,577
Total                                                        39,000,008

Electronic Equipment & Instruments (0.1%)
Flextronics Intl                              277,799(b,c)    2,866,886

Energy Equipment & Services (1.4%)
Cooper Cameron                                 59,549(b)      4,741,887
Halliburton                                   133,571         8,501,793
Schlumberger                                   34,583         3,310,631
TODCO Cl A                                     18,338           762,311
Transocean                                    101,757(b)      6,496,167
Weatherford Intl                               99,232(b)      6,897,616
Total                                                        30,710,405

See accompanying notes to investments in securities.

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1 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Balanced Fund

Issuer                                        Shares           Value(a)

Food & Staples Retailing (0.8%)
CVS                                            76,525        $2,067,706
Safeway                                       266,274         6,190,871
Wal-Mart Stores                               213,674        10,376,008
Total                                                        18,634,585

Food Products (0.6%)
Campbell Soup                                  52,378         1,582,339
General Mills                                 110,975         5,274,642
Kellogg                                       152,613         6,725,655
Total                                                        13,582,636

Gas Utilities (0.2%)
ONEOK                                         156,507         4,292,987

Health Care Equipment & Supplies (1.1%)
Baxter Intl                                   207,049         8,052,136
Boston Scientific                             145,494(b)      3,852,681
Guidant                                       144,374         8,904,988
Hospira                                        76,599(b)      3,381,846
Total                                                        24,191,651

Health Care Providers & Services (1.0%)
Cardinal Health                                73,673         4,711,388
CIGNA                                          40,498         4,556,835
HCA                                           169,797         8,657,949
McKesson                                       33,085         1,664,176
Medco Health Solutions                         39,253(b)      2,105,923
Total                                                        21,696,271

Hotels, Restaurants & Leisure (0.3%)
McDonald's                                    189,175         6,403,574

Household Products (1.2%)
Colgate-Palmolive                              90,137         4,914,269
Procter & Gamble                              253,584        14,502,469
Spectrum Brands                               426,935(b)      7,684,830
Total                                                        27,101,568

Industrial Conglomerates (1.9%)
General Electric                              723,627        25,847,957
Tyco Intl                                     573,449(c)     16,354,765
Total                                                        42,202,722

Insurance (3.9%)
ACE                                           277,431(c)     15,397,421
American Intl Group                           635,901        42,694,393
Aon                                           105,672         3,847,518
Aspen Insurance Holdings                       95,108(c)      2,380,553
Chubb                                         107,726        10,432,186
Endurance Specialty Holdings                   71,713(c)      2,470,513
Hartford Financial Services Group              97,882         8,551,950
Max Re Capital                                 58,529(c)      1,562,724
Total                                                        87,337,258

IT Services (0.5%)
Accenture Cl A                                 48,529(c)      1,380,165
Affiliated Computer Services Cl A             144,881(b)      8,081,462
Computer Sciences                              25,993(b)      1,305,628
Total                                                        10,767,255

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Leisure Equipment & Products (0.1%)
Mattel                                         81,832        $1,362,503

Machinery (0.8%)
Caterpillar                                   101,610         5,871,026
Deere & Co                                     51,803         3,592,538
Illinois Tool Works                            33,772         2,981,054
Ingersoll-Rand Cl A                            76,404(c)      3,027,891
ITT Inds                                       20,959         2,279,501
Total                                                        17,752,010

Media (4.1%)
Clear Channel Communications                   49,125         1,599,510
Comcast Cl A                                  241,454(b)      6,374,386
Comcast Special Cl A                          336,241(b)      8,755,716
EchoStar Communications Cl A                   46,889         1,211,612
Liberty Global Cl A                           113,964(b)      2,542,537
Liberty Global Series C                       113,964(b)      2,367,032
Liberty Media Cl A                          1,544,542(b)     11,862,082
News Corp Cl A                                402,345         5,958,729
NTL                                           289,750(b)     16,872,142
Time Warner                                   659,709        11,861,568
Viacom Cl B                                   485,909        16,229,360
Vivendi Universal ADR                         159,143(c)      4,607,190
Walt Disney                                   222,020         5,534,959
Total                                                        95,776,823

Metals & Mining (0.3%)
Alcan                                         119,512(c)      4,583,285
Alcoa                                          59,573         1,632,896
Total                                                         6,216,181

Multiline Retail (0.6%)
Federated Dept Stores                          51,646         3,327,552
JC Penney                                      79,732         4,183,538
Target                                        129,558         6,932,648
Total                                                        14,443,738

Multi-Utilities & Unregulated Power (0.5%)
Dominion Resources                            141,208        10,724,748

Office Electronics (0.1%)
Xerox                                         116,381(b)      1,652,610

Oil & Gas (8.0%)
Amerada Hess                                   24,361         2,984,710
Anadarko Petroleum                            233,547        21,161,694
BP ADR                                        226,360(c)     14,903,542
Chevron                                       518,835        29,734,434
ConocoPhillips                                531,883        32,184,240
Devon Energy                                  122,189         7,355,778
Exxon Mobil                                 1,143,630        66,364,848
Newfield Exploration                          119,180(b)      5,513,267
Royal Dutch Shell ADR Series A                 69,710(c)      4,295,530
Total                                                       184,498,043

Paper & Forest Products (0.8%)
Bowater                                        92,342         2,867,219
Georgia-Pacific                                97,589         4,614,984
Intl Paper                                    142,449         4,491,417

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Paper & Forest Products (cont.)
Weyerhaeuser                                   78,079        $5,177,418
Total                                                        17,151,038

Personal Products (--%)
Estee Lauder Companies Cl A                    22,568           744,970

Pharmaceuticals (2.7%)
Bristol-Myers Squibb                          185,597         4,007,039
GlaxoSmithKline ADR                            77,295(c)      3,831,513
Merck & Co                                    250,031         7,350,911
Novartis ADR                                  116,774(c)      6,118,958
Pfizer                                      1,233,574        26,151,769
Schering-Plough                               380,187         7,345,213
Wyeth                                         127,282         5,289,840
Total                                                        60,095,243

Real Estate (0.3%)
Apartment Investment & Management Cl A         53,363         2,066,749
Equity Office Properties Trust                143,314(o)      4,468,531
HomeBanc                                      147,913         1,161,117
Total                                                         7,696,397

Semiconductors & Semiconductor Equipment (1.3%)
ATI Technologies                              118,857(b,c)    1,944,501
Broadcom Cl A                                  52,791(b)      2,456,893
Credence Systems                               88,665(b)        719,073
Cypress Semiconductor                         242,543(b)      3,638,145
Freescale Semiconductor Cl A                  113,983(b)      2,935,062
Freescale Semiconductor Cl B                   37,409(b)        965,152
Intel                                         271,038         7,231,294
MEMC Electronic Materials                     265,349(b)      5,938,511
Texas Instruments                              96,183         3,124,024
Total                                                        28,952,655

Software (1.4%)
Cadence Design Systems                        379,465(b)      6,504,030
Compuware                                     294,800(b)      2,721,004
Microsoft                                     412,302        11,424,888
Oracle                                        613,598(b)      7,712,927
Siebel Systems                                184,310         1,935,255
TIBCO Software                                109,415(b)        915,804
Total                                                        31,213,908

Specialty Retail (0.4%)
Gap                                           118,349         2,056,906
Home Depot                                    142,522         5,954,569
Total                                                         8,011,475

Thrifts & Mortgage Finance (2.3%)
Countrywide Financial                         532,918        18,550,876
Fannie Mae                                    396,663        19,059,657
Freddie Mac                                   178,696        11,159,565
Washington Mutual                              75,557         3,112,193
Total                                                        51,882,291

See accompanying notes to investments in securities.

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2 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Balanced Fund

Issuer                                        Shares           Value(a)

Tobacco (1.4%)
Altria Group                                  438,771       $31,938,141

Wireless Telecommunication Services (0.2%)
Vodafone Group ADR                            218,522(c)      4,709,149

Total Common Stocks
(Cost: $1,287,992,813)                                   $1,496,245,442

Preferred Stocks & Other (--%)
Issuer                                        Shares           Value(a)

Mexico Value Recovery Series D
  Rights                                    2,000,000(b,c)      $41,200
Mexico Value Recovery Series E
  Rights                                    2,000,000(b,c)       52,600
Paxson Communications
  13.25% Pay-in-kind                               --(e)          1,442
Xerox
  6.25% Cv                                      5,390           650,573

Total Preferred Stocks & Other
(Cost: $539,413)                                               $745,815

Bonds (37.4%)
Issuer                        Coupon          Principal        Value(a)
                               rate            amount
Sovereign (0.6%)
Bundesrepublik Deutschland
  (European Monetary Unit)
   01-04-07                     6.00%       6,661,000(c)     $8,127,065
United Kingdom Treasury
  (British Pound)
   12-07-06                     7.50        3,124,000(c)      5,572,503
Total                                                        13,699,568

U.S. Government Obligations & Agencies (10.3%)
Federal Farm Credit Bank
   10-10-08                     4.25        3,480,000         3,439,562
Federal Home Loan Bank
   05-22-06                     2.88        7,120,000         7,066,906
   04-18-08                     4.13        1,240,000         1,223,918
Federal Home Loan Mtge Corp
   06-15-08                     3.88       18,465,000        18,100,316
   10-15-08                     4.50       14,610,000        14,519,973
   10-15-08                     5.13        3,775,000         3,814,396
   12-19-08                     4.63        5,000,000         4,985,550
   03-18-09                     3.76        2,790,000         2,704,726
   07-15-09                     4.25          800,000           787,056
   07-12-10                     4.13       22,646,000        22,034,354
U.S. Treasury
   11-30-07                     4.25       49,080,000        48,922,798
   11-15-15                     4.50       24,550,000(o)     24,553,830
   08-15-23                     6.25       32,588,000(n)     38,131,774
   02-15-26                     6.00       28,495,000        32,846,044
U.S. Treasury Inflation-Indexed Bond
   01-15-15                     1.63        9,106,300(r)      8,729,916
Total                                                       231,861,119

Bonds (continued)
Issuer                        Coupon           Principal      Value(a)
                               rate             amount
Asset-Backed (1.0%)
Aesop Funding II LLC
  Series 2004-2A Cl A1 (FGIC)
   04-20-08                     2.76%        $800,000(d,g)     $780,486
AmeriCredit Automobile Receivables Trust
  Series 2005-BM Cl A3 (MBIA)
   02-06-10                     4.05        3,000,000(g)      2,962,031
AmeriCredit Automobile Receivables Trust
  Series 2005-DA Cl A3
   12-06-10                     4.87          850,000           850,631
ARG Funding
  Series 2005-1A Cl A3 (MBIA)
   04-20-11                     4.29        2,200,000(d,g)    2,140,866
Capital Auto Receivables Asset Trust
  Series 2004-1
   09-15-10                     2.84        1,000,000           968,030
Capital Auto Receivables Asset Trust
  Series 2005-1 Cl A4
   07-15-09                     4.05        2,400,000         2,355,744
Capital One Auto Finance Trust
  Series 2005-BSS Cl A3
   11-15-09                     4.08        1,750,000         1,723,243
Carmax Auto Owner Trust
  Series 2005-1 Cl A4
   03-15-10                     4.35          850,000           839,974
Citibank Credit Card Issuance Trust
  Series 2003-A3 Cl A3
   03-10-10                     3.10        2,450,000         2,359,899
Countrywide Asset-Backed Certificates
  Series 2005-10 Cl AF6
   02-25-36                     4.92        1,365,000         1,324,254
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
   09-15-09                     3.40        1,450,000(g)      1,433,383
Metris Master Trust
  Series 2004-2 Cl D
   10-20-10                     7.42          450,000(d,m)      456,192
Metris Master Trust
  Series 2005-1A Cl D
   03-21-11                     6.06          400,000(d,m)      401,016
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09                     2.94        1,300,000         1,274,993
Popular ABS Mtge Pass-Through Trust
  Series 2005-A Cl AF2
   06-25-35                     4.49          925,000           908,283
Residential Asset Securities
  Series 2002-KS1 Cl AI4 (AMBAC)
   11-25-29                     5.86           66,375(g)         66,134
Triad Auto Receivables Owner Trust
  Series 2005-A Cl A3 (AMBAC)
   03-12-10                     4.05        2,700,000(g)      2,667,222
Total                                                        23,512,381

Commercial Mortgage-Backed (4.4%)(f)
Banc of America Commercial Mtge
  Series 2005-1 Cl A4
   11-10-42                     4.88        1,250,000         1,241,209

Bonds (continued)
Issuer                        Coupon        Principal          Value(a)
                               rate          amount

Commercial Mortgage-Backed (cont.)
Banc of America Large Loan
  Series 2005-BOCA Cl A1
   12-15-16                     4.24%      $1,048,747(d,m)   $1,049,014
Banc of America Large Loan
  Series 2005-BOCA Cl A2
   12-15-16                     4.29        2,800,000(d,m)    2,801,578
Bank of America-First Union NB Commercial Mtge
  Series 2001-3 Cl A1
   04-11-37                     4.89        1,277,766         1,274,953
Bear Stearns Commercial Mtge Securities
  Series 2003-T10 Cl A1
   03-13-40                     4.00        3,126,846         3,023,879
Bear Stearns Commercial Mtge Securities
  Series 2004-T16 Cl A3
   02-13-46                     4.03          960,000           925,568
Bear Stearns Commercial Mtge Securities
  Series 2005-PWR8 Cl A1
   06-11-41                     4.21        2,370,783         2,330,029
Bear Stearns Commercial Mtge Securities
  Series 2005-T20 Cl E
   10-12-42                     5.16          800,000           782,872
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
   11-20-14                     4.46        3,305,148(d)      3,242,030
CDC Commercial Mtge Trust
  Series 2002-FX1 Cl A2
   11-15-30                     5.68        1,700,000         1,739,674
Citigroup Commercial Mtge Trust
  Series 2005-EMG Cl A1
   09-20-51                     4.15        3,332,802(d)      3,271,192
Citigroup/Deutsche Bank Commercial Mtge Trust
  Series 2005-CD1 Cl A4
   07-15-44                     5.23        2,350,000         2,351,840
Citigroup/Deutsche Bank Commercial Mtge Trust
  Series 2005-CD1 Cl ASB
   07-15-44                     5.23          775,000           777,325
Commercial Mtge Pass-Through Ctfs
  Series 2004-CNL Cl A1
   09-15-14                     4.34        1,660,000(d,m)    1,659,618
CS First Boston Mtge Securities
  Series 2002-CKS4 Cl A1
   11-15-36                     4.49        1,857,809         1,824,554
CS First Boston Mtge Securities
  Series 2004-C1 Cl A2
   01-15-37                     3.52        1,550,000         1,492,118
CS First Boston Mtge Securities
  Series 2005-C5 Cl A2
   08-15-38                     5.10          775,000           774,651
Federal Natl Mtge Assn
   08-25-12                     4.72          320,000           313,536
Federal Natl Mtge Assn #385717
   11-01-12                     4.84        1,153,676         1,146,442
Federal Natl Mtge Assn #386599
   11-01-10                     4.47          577,942           567,254
Federal Natl Mtge Assn #555316
   02-01-13                     4.87        1,724,236         1,703,480

See accompanying notes to investments in securities.

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3 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Balanced Fund

Issuer                        Coupon           Principal      Value(a)
                               rate             amount

Commercial Mortgage-Backed (cont.)
GE Capital Commercial Mtge
  Series 2001-3 Cl A1
   06-10-38                     5.56%      $1,290,345        $1,303,277
GE Capital Commercial Mtge
  Series 2004-C2 Cl A2
   03-10-40                     4.12        2,050,000         1,986,737
GE Capital Commercial Mtge
  Series 2005-C3 Cl A1
   07-10-45                     4.59        1,593,165         1,576,279
General Electric Capital Assurance
  Series 2003-1 Cl A3
   05-12-35                     4.77        2,650,000(d)      2,598,641
GMAC Commercial Mtge Securities
  Series 2004-C3 Cl A4
   12-10-41                     4.55        1,700,000         1,639,836
GMAC Commercial Mtge Securities
  Series 2005-C1 Cl A1
   05-10-43                     4.21        1,240,558         1,217,448
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A5
   06-10-36                     4.88          775,000           765,343
Greenwich Capital Commercial Funding
  Series 2005-GG3 Cl A1
   08-10-42                     3.92        1,092,003         1,072,806
Greenwich Capital Commercial Funding
  Series 2005-GG3 Cl A3
   08-10-42                     4.57        2,500,000         2,420,957
GS Mtge Securities II
  Series 2004-GG2 Cl A4
   08-10-38                     4.96        1,500,000         1,484,114
GS Mtge Securities II
  Series 2005-GG4 Cl A1
   07-10-39                     4.37        2,102,972         2,069,369
JPMorgan Chase Commercial Mtge Securities
  Series 2002-CIB5 Cl A1
   10-12-37                     4.37        1,629,571         1,599,624
JPMorgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A2
   07-12-37                     5.26        1,400,000         1,400,534
JPMorgan Chase Commercial Mtge Securities
  Series 2003-LN1 Cl A1
   10-15-37                     4.13        1,794,300         1,728,812
JPMorgan Chase Commercial Mtge Securities
  Series 2003-ML1A Cl A1
   03-12-39                     3.97        1,089,865         1,052,551
JPMorgan Chase Commercial Mtge Securities
  Series 2004-CBX Cl A3
   01-12-37                     4.18        1,000,000           967,823
JPMorgan Chase Commercial Mtge Securities
  Series 2004-CBX Cl A5
   01-12-37                     4.65        1,500,000         1,453,244
JPMorgan Chase Commercial Mtge Securities
  Series 2005-LDP2 Cl A1
   07-15-42                     4.33        2,553,037         2,517,524
LB-UBS Commercial Mtge Trust
  Series 2002-C2 Cl A3
   06-15-26                     5.39        2,500,000         2,525,803

Bonds (continued)
Issuer                        Coupon        Principal          Value(a)
                               rate          amount

Commercial Mortgage-Backed (cont.)
LB-UBS Commercial Mtge Trust
  Series 2002-C4 Cl A5
   09-15-31                     4.85%      $1,000,000          $979,795
LB-UBS Commercial Mtge Trust
  Series 2003-C8 Cl A2
   11-15-27                     4.21        2,415,000         2,361,315
LB-UBS Commercial Mtge Trust
  Series 2003-C8 Cl A3
   11-15-27                     4.83        1,625,000         1,603,225
LB-UBS Commercial Mtge Trust
  Series 2004-C2 Cl A3
   03-15-29                     3.97        1,250,000         1,176,513
LB-UBS Commercial Mtge Trust
  Series 2004-C4 Cl A3
   06-15-29                     4.99        1,150,000         1,151,504
LB-UBS Commercial Mtge Trust
  Series 2004-C6 Cl A2
   08-15-29                     4.19        1,800,000         1,753,938
LB-UBS Commercial Mtge Trust
  Series 2004-C6 Cl A4
   08-15-29                     4.58        1,550,000         1,508,499
LB-UBS Commercial Mtge Trust
  Series 2004-C7 Cl A2
   10-15-29                     3.99        1,600,000         1,542,688
LB-UBS Commercial Mtge Trust
  Series 2004-C8 Cl A2
   12-15-29                     4.20        2,000,000         1,944,540
LB-UBS Commercial Mtge Trust
  Series 2005-C3 Cl A1
   07-15-30                     4.39        1,314,602         1,299,458
LB-UBS Commercial Mtge Trust
  Series 2005-C5 Cl A2
   09-15-30                     4.89        1,625,000         1,612,244
Merrill Lynch Mtge Trust
  Series 2005-MCP1 Cl A1
   06-12-43                     4.22        1,647,066         1,619,373
Morgan Stanley Capital I
  Series 2003-IQ4 Cl A1
   05-15-40                     3.27        2,844,473         2,662,933
Morgan Stanley Capital I
  Series 2003-T11 Cl A2
   06-13-41                     4.34        1,175,000         1,146,191
Morgan Stanley Capital I
  Series 2004-HQ4 Cl A5
   04-14-40                     4.59        1,250,000         1,214,800
Morgan Stanley Capital I
  Series 2005-IQ10 Cl A4A
   09-15-42                     5.23        1,550,000         1,541,063
Morgan Stanley, Dean Witter Capital I
  Series 2002-TOP7 Cl A2
   01-15-39                     5.98        2,100,000         2,183,760
Prudential Commercial Mtge Trust
  Series 2003-PWR1 Cl A1
   02-11-36                     3.67        1,541,337         1,477,044
Wachovia Bank Commercial Mtge Trust
  Series 2005-C16 Cl A2
   10-15-41                     4.38        1,500,000         1,461,304

Bonds (continued)
Issuer                        Coupon        Principal          Value(a)
                               rate          amount

Commercial Mortgage-Backed (cont.)
Wachovia Bank Commercial Mtge Trust
  Series 2005-C16 Cl A3
   10-15-41                     4.62%      $2,000,000        $1,940,232
Total                                                        97,853,957

Mortgage-Backed (14.2%)(f,q)
Adjustable Rate Mtge Trust
  Series 2004-2 Cl 6A1
   02-25-35                     5.26        1,648,020(i)      1,645,361
Banc of America Mtge Securities
  Series 2004-E Cl B1
   06-25-34                     4.04        1,011,520(i)        981,873
Banc of America Mtge Securities
  Series 2004-F Cl B1
   07-25-34                     4.13        1,826,752(i)      1,761,884
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 1A1
   01-25-34                     6.00        1,847,835         1,846,763
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 4A1
   01-25-19                     4.75        1,270,303         1,231,004
Bear Stearns Adjustable Rate Mtge Trust
  Series 2004-10 Cl 13A1
   01-25-35                     5.03        2,401,757(i)      2,373,125
Chaseflex Trust
  Series 2005-2 Cl 2A2
   06-25-35                     6.50        2,846,761         2,903,697
Countrywide Alternative Loan Trust
  Series 2003-11T1 Cl A1
   07-25-18                     4.75        1,404,844         1,361,382
Countrywide Alternative Loan Trust
  Series 2005-54CB Cl 2A3
   11-25-35                     5.50        1,953,283         1,956,883
Countrywide Alternative Loan Trust
  Series 2005-54CB Cl 3A7
   11-25-35                     5.50        1,973,882         1,980,183
Countrywide Alternative Loan Trust
  Series 2005-6CB Cl 1A1
   04-25-35                     7.50        2,008,843         2,076,921
Countrywide Home Loans
  Series 2004-12 Cl 1M
   08-25-34                     4.61          972,869(i)        944,790
Countrywide Home Loans
  Series 2005-R2 Cl 2A1
   06-25-35                     7.00        2,679,917(d)      2,758,441
CS First Boston Mtge Securities
  Series 2004-AR5 Cl CB1
   06-25-34                     4.40        1,162,611(i)      1,129,499
CS First Boston Mtge Securities
  Series 2005
   12-25-35                     7.00        3,625,000(j)      3,751,875
CS First Boston Mtge Securities
  Series 2005-10 Cl 4A1
   11-25-35                     6.50        3,000,453         3,049,211
CS First Boston Mtge Securities
  Series 2005-8 Cl 7A1
   09-25-35                     7.00        3,946,660         4,035,760

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Balanced Fund

Issuer                        Coupon        Principal          Value(a)
                               rate          amount

Mortgage-Backed (cont.)
Downey Savings & Loan Assn Mtge Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR5 Cl X1
   08-19-45                     6.38%     $26,090,140(k)       $391,352
Federal Home Loan Mtge Corp
   10-01-34                     6.50          895,538           916,627
Federal Home Loan Mtge Corp #A28602
   11-01-34                     6.50        1,332,371         1,363,747
Federal Home Loan Mtge Corp #B11835
   01-01-19                     5.50          664,572           667,886
Federal Home Loan Mtge Corp #C53878
   12-01-30                     5.50        2,950,962         2,920,445
Federal Home Loan Mtge Corp #C65869
   04-01-32                     6.00        1,712,449         1,727,844
Federal Home Loan Mtge Corp #C66871
   05-01-32                     6.50        4,506,288         4,635,180
Federal Home Loan Mtge Corp #C71514
   07-01-32                     6.50          193,134           197,938
Federal Home Loan Mtge Corp #C77689
   03-01-33                     6.50          552,649           568,012
Federal Home Loan Mtge Corp #C90598
   10-01-22                     6.50          587,173           606,125
Federal Home Loan Mtge Corp #C90767
   12-01-23                     6.00        3,131,697         3,177,790
Federal Home Loan Mtge Corp #D32310
   11-01-22                     8.00           23,128            24,672
Federal Home Loan Mtge Corp #D55755
   08-01-24                     8.00           78,268            83,608
Federal Home Loan Mtge Corp #D96300
   10-01-23                     5.50          408,173           406,481
Federal Home Loan Mtge Corp #D96348
   10-01-23                     5.50        6,566,576         6,539,349
Federal Home Loan Mtge Corp #E01127
   02-01-17                     6.50          427,510           440,173
Federal Home Loan Mtge Corp #E01419
   05-01-18                     5.50        1,831,937         1,841,754
Federal Home Loan Mtge Corp #E81009
   07-01-15                     7.50          150,112           157,676
Federal Home Loan Mtge Corp #E89496
   04-01-17                     6.00        3,719,587         3,793,647
Federal Home Loan Mtge Corp #E96516
   05-01-13                     4.50        1,370,978         1,339,802
Federal Home Loan Mtge Corp #E97591
   06-01-18                     5.50          464,572           467,439
Federal Home Loan Mtge Corp #E97855
   08-01-18                     5.00        2,079,112         2,057,909
Federal Home Loan Mtge Corp #E98725
   08-01-18                     5.00        4,313,085         4,259,857
Federal Home Loan Mtge Corp #E99592
   10-01-18                     5.00          217,913           215,195
Federal Home Loan Mtge Corp #E99684
   10-01-18                     5.00        2,087,895         2,061,740
Federal Home Loan Mtge Corp #G01410
   04-01-32                     7.00          670,919           699,043
Federal Home Loan Mtge Corp #G01535
   04-01-33                     6.00        2,677,073         2,712,262

Bonds (continued)
Issuer                        Coupon        Principal         Value(a)
                               rate          amount

Mortgage-Backed (cont.)
Federal Home Loan Mtge Corp #G30216
   04-01-22                     6.50%      $5,429,458        $5,605,986
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
   01-15-18                     6.50        1,293,207         1,348,215
   10-15-27                     5.00        4,525,000         4,487,323
   10-15-27                     5.00        2,725,000         2,704,518
   06-15-28                     5.00        4,500,000         4,465,701
   12-15-28                     5.50        2,115,000         2,123,703
   02-15-33                     5.50        2,223,671         2,247,725
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
   02-15-14                    17.16          726,910(k)         41,099
   07-15-17                     7.51        2,599,527(k)        308,019
   10-15-22                    14.56        3,122,780(k)        191,398
Federal Natl Mtge Assn
   12-01-20                     6.00        4,000,000(j)      4,083,760
   12-01-35                     6.50        6,800,000(j)      6,961,500
Federal Natl Mtge Assn #190899
   04-01-23                     8.50          268,274           287,969
Federal Natl Mtge Assn #190944
   05-01-24                     6.00        1,005,576         1,013,507
Federal Natl Mtge Assn #190988
   06-01-24                     9.00          166,747           179,472
Federal Natl Mtge Assn #250322
   08-01-25                     7.50           23,431            24,665
Federal Natl Mtge Assn #250384
   11-01-25                     7.50          256,430           269,944
Federal Natl Mtge Assn #250495
   03-01-26                     7.00          367,973           385,286
Federal Natl Mtge Assn #252381
   04-01-14                     5.50        5,270,638         5,306,463
Federal Natl Mtge Assn #254259
   04-01-17                     5.50          811,265           815,809
Federal Natl Mtge Assn #254494
   08-01-22                     7.00          326,143           341,617
Federal Natl Mtge Assn #254675
   01-01-23                     6.50          402,534           415,730
Federal Natl Mtge Assn #254708
   02-01-23                     7.00          592,843           620,972
Federal Natl Mtge Assn #254916
   09-01-23                     5.50        2,960,423         2,944,435
Federal Natl Mtge Assn #304279
   02-01-25                     8.50          112,869           122,431
Federal Natl Mtge Assn #309341
   05-01-25                     8.50           28,013            30,387
Federal Natl Mtge Assn #313049
   08-01-11                     8.50          378,666           396,862
Federal Natl Mtge Assn #323606
   03-01-29                     6.50           71,731            73,732
Federal Natl Mtge Assn #433310
   08-01-28                     6.50          777,238           798,917
Federal Natl Mtge Assn #440730
   12-01-28                     6.00          265,807           269,070
Federal Natl Mtge Assn #505122
   07-01-29                     7.00        1,032,532         1,079,182

Bonds (continued)
Issuer                        Coupon        Principal         Value(a)
                               rate          amount
Mortgage-Backed (cont.)
Federal Natl Mtge Assn #50553
   04-01-22                     8.00%        $127,743          $136,325
Federal Natl Mtge Assn #510587
   08-01-29                     7.00          333,515           348,583
Federal Natl Mtge Assn #540041
   02-01-29                     7.00          695,286           727,998
Federal Natl Mtge Assn #545489
   03-01-32                     6.50          288,713           296,124
Federal Natl Mtge Assn #545684
   05-01-32                     7.50          217,123           228,079
Federal Natl Mtge Assn #545885
   08-01-32                     6.50          392,716           404,006
Federal Natl Mtge Assn #555375
   04-01-33                     6.00        5,267,988         5,321,543
Federal Natl Mtge Assn #555376
   04-01-18                     4.50        1,163,013         1,127,966
Federal Natl Mtge Assn #555458
   05-01-33                     5.50        1,989,654         1,964,166
Federal Natl Mtge Assn #555734
   07-01-23                     5.00        1,932,576         1,879,052
Federal Natl Mtge Assn #555740
   08-01-18                     4.50        3,061,848         2,965,927
Federal Natl Mtge Assn #615135
   11-01-16                     6.00          207,049           211,561
Federal Natl Mtge Assn #616572
   03-01-17                     6.50          910,498           938,882
Federal Natl Mtge Assn #642346
   05-01-32                     7.00        1,254,746         1,310,359
Federal Natl Mtge Assn #643381
   06-01-17                     6.00          225,844           230,761
Federal Natl Mtge Assn #645277
   05-01-32                     7.00          145,408           151,853
Federal Natl Mtge Assn #645569
   06-01-32                     7.00          999,938         1,044,258
Federal Natl Mtge Assn #646446
   06-01-17                     6.50          214,435           221,068
Federal Natl Mtge Assn #650105
   08-01-17                     6.50        1,067,863         1,100,896
Federal Natl Mtge Assn #662197
   09-01-32                     6.50          460,431           472,142
Federal Natl Mtge Assn #667604
   10-01-32                     5.50          470,894           465,098
Federal Natl Mtge Assn #670387
   08-01-32                     7.00          343,390           358,720
Federal Natl Mtge Assn #670711
   10-01-32                     7.00          668,261           697,879
Federal Natl Mtge Assn #673179
   02-01-18                     6.00          500,096           510,984
Federal Natl Mtge Assn #676511
   12-01-32                     7.00          384,547           401,590
Federal Natl Mtge Assn #678397
   12-01-32                     7.00        1,247,102         1,302,376
Federal Natl Mtge Assn #684601
   03-01-33                     6.00        3,896,231         3,942,513
Federal Natl Mtge Assn #687736
   02-01-33                     5.50        1,521,557         1,502,261
Federal Natl Mtge Assn #687887
   03-01-33                     5.50        2,023,490         2,002,884

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Balanced Fund

Issuer                        Coupon        Principal         Value(a)
                               rate          amount
Mortgage-Backed (cont.)
Federal Natl Mtge Assn #688002
   03-01-33                     5.50%      $2,260,511        $2,236,433
Federal Natl Mtge Assn #688034
   03-01-33                     5.50        1,988,489         1,967,303
Federal Natl Mtge Assn #689093
   07-01-28                     5.50        1,089,151         1,076,484
Federal Natl Mtge Assn #694546
   03-01-33                     5.50          989,918           977,364
Federal Natl Mtge Assn #694795
   04-01-33                     5.50        4,096,902         4,055,477
Federal Natl Mtge Assn #701937
   04-01-33                     6.00        2,155,319         2,168,321
Federal Natl Mtge Assn #703726
   02-01-33                     5.00        3,415,691         3,288,000
Federal Natl Mtge Assn #703818
   05-01-33                     6.00        2,057,319         2,074,408
Federal Natl Mtge Assn #709901
   06-01-18                     5.00        2,074,797         2,049,277
Federal Natl Mtge Assn #710823
   05-01-33                     5.50        2,324,977         2,301,575
Federal Natl Mtge Assn #720006
   07-01-33                     5.50        2,426,057         2,395,290
Federal Natl Mtge Assn #720070
   07-01-23                     5.50        2,799,011         2,783,895
Federal Natl Mtge Assn #720378
   06-01-18                     4.50        2,852,454         2,766,495
Federal Natl Mtge Assn #725232
   03-01-34                     5.00        7,386,285         7,131,885
Federal Natl Mtge Assn #725284
   11-01-18                     7.00          302,258           314,480
Federal Natl Mtge Assn #725425
   04-01-34                     5.50        8,042,006         7,940,018
Federal Natl Mtge Assn #725431
   08-01-15                     5.50          171,354           172,607
Federal Natl Mtge Assn #725684
   05-01-18                     6.00        3,758,612         3,840,098
Federal Natl Mtge Assn #725737
   08-01-34                     4.53        5,905,588(i)      5,869,800
Federal Natl Mtge Assn #726940
   08-01-23                     5.50          369,959           366,370
Federal Natl Mtge Assn #730231
   08-01-23                     5.50        2,613,623         2,599,508
Federal Natl Mtge Assn #735057
   01-01-19                     4.50        2,550,284         2,473,431
Federal Natl Mtge Assn #737330
   09-01-18                     5.50        1,907,391         1,918,300
Federal Natl Mtge Assn #737374
   09-01-18                     5.50        2,444,869         2,459,708
Federal Natl Mtge Assn #747642
   11-01-28                     5.50          406,671           401,941
Federal Natl Mtge Assn #747784
   10-01-18                     4.50          872,387           846,098
Federal Natl Mtge Assn #753074
   12-01-28                     5.50        2,150,419         2,125,408
Federal Natl Mtge Assn #753206
   01-01-34                     6.00        1,717,520         1,727,881
Federal Natl Mtge Assn #755056
   12-01-23                     5.50        2,211,961         2,200,015

Bonds (continued)
Issuer                        Coupon        Principal         Value(a)
                               rate          amount
Mortgage-Backed (cont.)
Federal Natl Mtge Assn #755598
   11-01-28                     5.00%        $681,370          $655,898
Federal Natl Mtge Assn #758947
   12-01-18                     6.00          775,842           793,702
Federal Natl Mtge Assn #761031
   01-01-34                     5.00          565,680           544,390
Federal Natl Mtge Assn #765760
   02-01-19                     5.00        4,559,580         4,500,570
Federal Natl Mtge Assn #766641
   03-01-34                     5.00        2,482,072         2,393,511
Federal Natl Mtge Assn #768117
   08-01-34                     5.44        1,043,503(i)      1,047,188
Federal Natl Mtge Assn #790759
   09-01-34                     4.82        2,554,675(i)      2,546,685
Federal Natl Mtge Assn #811925
   04-01-35                     4.92        2,087,539(i)      2,080,550
Federal Natl Mtge Assn #815264
   05-01-35                     5.25        3,983,807(i)      3,981,284
Federal Natl Mtge Assn #821378
   05-01-35                     5.04        2,011,292(i)      2,011,930
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
   12-25-26                     8.00        1,009,225         1,072,087
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
   12-25-12                    13.29          557,279(k)         24,238
   12-25-22                     8.27        1,010,525(k)        153,743
   12-25-31                    10.31        2,119,877(k)        358,310
First Horizon Alternative Mtge Securities
  Series 2004-AA4 Cl A1
   10-25-34                     5.41        1,492,353(m)      1,504,143
First Horizon Alternative Mtge Securities
  Series 2005-AA2 Cl 2A1
   04-25-35                     5.42        1,959,177(m)      1,969,443
First Horizon Alternative Mtge Securities
  Series 2005-AA3 Cl 3A1
   05-25-35                     5.40        2,005,635(m)      2,005,876
Govt Natl Mtge Assn #604708
   10-15-33                     5.50        2,105,438         2,100,995
Govt Natl Mtge Assn #619592
   09-15-33                     5.00        2,848,737         2,791,499
Govt Natl Mtge Assn #780394
   12-15-08                     7.00          916,671           939,158
Govt Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2002-80 Cl CI
   01-20-32                    20.00          196,766(k)         20,161
Harborview Mtge Loan Trust
  Series 2004-3 Cl B1
   05-19-34                     4.39        1,413,563(i)      1,370,059
Harborview Mtge Loan Trust
  Series 2005-16 Cl 3A1B
   01-19-36                     4.55        3,125,000(i)      3,125,000

Bonds (continued)
Issuer                        Coupon        Principal         Value(a)
                               rate          amount
Mortgage-Backed (cont.)
IndyMac Index Mtge Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR8 Cl AX1
   04-25-35                     4.50%     $59,681,355(k)       $708,716
IndyMac Index Mtge Loan Trust
  Series 2005-AR3 Cl 3A1
   04-25-35                     5.33        1,177,273(i)      1,174,038
Master Adjustable Rate Mtge Trust
  Series 2004-5 Cl B1
   07-25-34                     4.39        1,453,920(i)      1,409,386
Master Alternative Loans Trust
  Series 2004-2 Cl 4A1
   02-25-19                     5.00        2,146,654         2,122,504
Master Alternative Loans Trust
  Series 2004-4 Cl 2A1
   05-25-34                     6.00        2,480,459         2,497,847
Master Alternative Loans Trust
  Series 2004-7 Cl 8A1
   08-25-19                     5.00        4,488,069         4,430,038
Master Alternative Loans Trust
  Series 2004-8 Cl 7A1
   09-25-19                     5.00        2,194,170         2,165,360
Structured Adjustable Rate Mtge Loan Trust
  Series 2004-3AC Cl B1
   03-25-34                     4.93        1,835,365(i)      1,808,917
Structured Adjustable Rate Mtge Loan Trust
  Series 2004-5 Cl B1
   05-25-34                     4.60        1,319,751(i)      1,274,009
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33                     5.50        4,375,658         4,282,191
Washington Mutual Alternative Mtge Loan Trust
  Pass-Through Certificates
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR1 Cl X2
   12-25-35                     0.00       20,300,000(k)        231,943
Washington Mutual
  Series 2003-AR10 Cl A7
   10-25-33                     4.07        2,400,000(i)      2,319,245
Washington Mutual
  Series 2004-CB2 Cl 6A
   07-25-19                     4.50          221,769           213,235
Washington Mutual
  Series 2004-CB4 Cl 22A
   12-25-19                     6.00        2,191,594         2,207,156
Washington Mutual
  Series 2005
   12-25-45                     4.39        1,670,000(j)      1,670,000
Wells Fargo Mtge Backed Securities Trust
  Series 2005-10 Cl A1
   10-25-35                     5.00        4,182,125         4,013,536
Wells Fargo Mtge Backed Securities Trust
  Series 2005-5 Cl 2A1
   05-25-35                     5.50        3,798,265         3,716,366

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
6 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Balanced Fund

Issuer                        Coupon        Principal         Value(a)
                               rate          amount
Mortgage-Backed (cont.)
Wells Fargo Mtge Backed Securities Trust
  Series 2005-AR1 Cl 1A1
   02-25-35                     4.55%      $9,406,641(i)     $9,259,427
Wells Fargo Mtge Backed Securities Trust
  Series 2005-AR4 Cl B1
   04-25-35                     4.57          622,703(i)        599,919
Total                                                       318,895,579

Aerospace & Defense (--%)
L-3 Communications
   06-15-12                     7.63          330,000           346,500

Automotive (--%)
DaimlerChrysler NA Holding
   11-15-13                     6.50          735,000           763,569
GMAC
   09-15-11                     6.88          235,000           212,329
Total                                                           975,898

Banking (0.8%)
Bank United
   03-15-09                     8.00        3,500,000         3,822,935
Banknorth Group
  Sr Nts
   05-01-08                     3.75        3,385,000         3,303,658
HSBC Bank USA
  Sub Nts
   08-15-35                     5.63        4,600,000         4,373,957
JPMorgan Chase & Co
  Sub Nts
   10-01-15                     5.15        4,015,000         3,933,483
Sovereign Bank
  Sub Nts
   03-15-13                     5.13          545,000           531,302
Washington Mutual
   09-15-17                     5.25        2,485,000         2,377,531
Total                                                        18,342,866

Brokerage (0.2%)
Morgan Stanley
   10-15-15                     5.38        3,500,000         3,475,105

Chemicals (--%)
Airgas
   10-01-11                     9.13          225,000           238,500
Compass Minerals Group
   08-15-11                    10.00          305,000           329,400
MacDermid
   07-15-11                     9.13          175,000           185,500
Total                                                           753,400

Diversified Manufacturing (0.1%)
Tyco Intl Group
   02-15-11                     6.75        3,070,000(c)      3,219,564

Electric (1.0%)
Aquila Canada Finance
   06-15-11                     7.75          675,000(c)        691,875
Carolina Power & Light
  1st Mtge
   12-15-15                     5.25        1,200,000         1,186,363

Bonds (continued)
Issuer                        Coupon        Principal         Value(a)
                               rate          amount
Electric (cont.)
CMS Energy
  Sr Nts
   01-15-09                     7.50%        $450,000          $460,125
Consumers Energy
  1st Mtge
   02-15-17                     5.15          690,000           645,302
   09-15-35                     5.80          720,000           667,071
Dayton Power & Light
  1st Mtge
   10-01-13                     5.13        1,175,000         1,162,029
Detroit Edison
  1st Mtge
   10-01-37                     5.70          950,000           909,388
Dominion Resources
  Sr Unsecured Series B
   06-15-35                     5.95        1,465,000         1,405,689
DPL
  Sr Nts
   09-01-11                     6.88          975,000         1,033,500
Exelon
   06-15-15                     4.90        1,685,000         1,596,644
IPALCO Enterprises
  Secured
   11-14-08                     8.38          375,000           390,000
   11-14-11                     8.63          595,000           650,038
Ohio Edison
   06-15-09                     5.65        1,425,000(d)      1,439,549
Ohio Edison
  Sr Nts
   05-01-15                     5.45          425,000           424,419
Ohio Power
  Sr Nts Series H
   01-15-14                     4.85        1,450,000         1,402,730
Pacific Gas & Electric
   03-01-34                     6.05        1,390,000         1,404,428
PacifiCorp
  1st Mtge
   06-15-35                     5.25          985,000           915,126
Potomac Edison
  1st Mtge
   11-15-14                     5.35          960,000           956,731
PSI Energy
   10-15-35                     6.12        1,910,000         1,906,701
Southern California Edison
  1st Mtge Series 2005-E
   07-15-35                     5.35        1,070,000         1,011,999
Westar Energy
  1st Mtge
   07-01-14                     6.00        3,253,000         3,385,824
Total                                                        23,645,531

Entertainment (0.1%)
Time Warner
   05-15-29                     6.63        1,470,000         1,495,086
United Artists Theatre Circuit
   07-01-15                     9.30        1,509,378         1,494,284
Total                                                         2,989,370

Bonds (continued)
Issuer                        Coupon        Principal         Value(a)
                               rate          amount
Food and Beverage (0.3%)
Cott Beverages USA
   12-15-11                     8.00%        $310,000          $317,750
Kraft Foods
   06-01-12                     6.25        4,025,000         4,224,717
Kraft Foods
  Sr Unsecured
   11-01-11                     5.63        2,710,000         2,762,926
Total                                                         7,305,393

Gaming (0.2%)
Caesars Entertainment
  Sr Nts
   04-15-13                     7.00          895,000           950,614
MGM MIRAGE
   10-01-09                     6.00          265,000           263,675
   07-15-15                     6.63          770,000(d)        760,375
MGM MIRAGE
  Sr Nts
   02-27-14                     5.88          115,000           108,675
Mohegan Tribal Gaming Authority
  Sr Nts
   02-15-13                     6.13          165,000           161,700
Mohegan Tribal Gaming Authority
  Sr Sub Nts
   04-01-12                     8.00          310,000           327,050
Station Casinos
  Sr Nts
   04-01-12                     6.00          345,000           344,138
Station Casinos
  Sr Sub Nts
   03-01-16                     6.88          540,000(d)        548,100
Total                                                         3,464,327

Gas Pipelines (0.1%)
ANR Pipeline
   03-15-10                     8.88          440,000           470,518
Colorado Interstate Gas
  Sr Nts
   03-15-15                     5.95          160,000           153,406
   11-15-15                     6.80          290,000(d)        290,725
Pacific Energy Partners LP/Finance
  Sr Nts
   09-15-15                     6.25          220,000(d)        216,700
Southern Natural Gas
   03-15-10                     8.88          290,000           310,114
Southern Star Central
  Secured
   08-01-10                     8.50          225,000           239,063
Transcontinental Gas Pipe Line
  Series B
   08-15-11                     7.00          400,000           416,500
Total                                                         2,097,026

Health Care (0.3%)
Cardinal Health
   06-15-15                     4.00        6,680,000         5,944,499
HCA
  Sr Nts
   03-15-14                     5.75          340,000           331,501

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
7 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Balanced Fund

Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Health Care (cont.)
Triad Hospitals
  Sr Nts
   05-15-12                     7.00%        $300,000          $303,750
Total                                                         6,579,750

Independent Energy (0.1%)
Chesapeake Energy
   01-15-15                     7.75          450,000           475,875
Chesapeake Energy
  Sr Nts
   06-15-14                     7.50           39,000            41,145
Chesapeake Energy
  Sr Unsecured
   08-15-17                     6.50          660,000(d)        645,150
Encore Acquisition
  Sr Sub Nts
   04-15-14                     6.25          510,000           485,775
Newfield Exploration
  Sr Nts
   03-01-11                     7.63           50,000            53,250
Newfield Exploration
  Sr Sub Nts
   08-15-12                     8.38          880,000           937,200
Plains Exploration & Production
  Sr Nts
   06-15-14                     7.13          235,000           240,875
Total                                                         2,879,270

Life Insurance (0.2%)
Pricoa Global Funding I
   06-25-12                     4.63        5,655,000(d)      5,473,582

Lodging (--%)
ITT
   11-15-15                     7.38          445,000           477,263

Media Cable (0.4%)
Comcast
   03-15-11                     5.50        8,110,000         8,129,463
DIRECTV Holdings LLC/Financing
  Sr Nts
   03-15-13                     8.38          180,000           195,300
Videotron Ltee
   01-15-14                     6.88          145,000(c)        146,813
   12-15-15                     6.38          115,000(c,d)      113,994
Total                                                         8,585,570

Media Non Cable (0.2%)
Corus Entertainment
  Sr Sub Nts
   03-01-12                     8.75          140,000(c)        148,400
Dex Media East LLC/Finance
   11-15-09                     9.88           75,000            81,188
Dex Media West LLC/Finance
  Sr Nts Series B
   08-15-10                     8.50          145,000           152,975
Gray Television
   12-15-11                     9.25          325,000           347,750
Lamar Media
   01-01-13                     7.25          165,000           169,950
News America
   12-15-34                     6.20        2,210,000         2,174,990

Bonds (continued)
Issuer                        Coupon        Principal          Value(a)
                               rate          amount
Media Non Cable (cont.)
Quebecor Media
  Sr Nts
   07-15-11                    11.13%         $95,000(c)       $102,719
Radio One
  Series B
   07-01-11                     8.88          350,000           368,813
Sun Media
   02-15-13                     7.63          240,000(c)        246,600
Susquehanna Media
  Sr Sub Nts
   04-15-13                     7.38          300,000           318,375
Total                                                         4,111,760

Metals (--%)
Peabody Energy
  Series B
   03-15-13                     6.88          550,000           567,875

Oil Field Services (--%)
Pride Intl
  Sr Nts
   07-15-14                     7.38          140,000           150,850

Other Financial Institutions (0.4%)
American Express Credit
   12-02-10                     5.00        1,915,000(j)      1,913,085
Residential Capital
  Sr Unsecured
   06-30-10                     6.38        5,320,000         5,362,523
Willis North America
   07-15-15                     5.63        1,180,000         1,166,557
Total                                                         8,442,165

Paper (--%)
Crown Americas LLC/Capital
  Sr Nts
   11-15-13                     7.63          135,000(d)        138,375
   11-15-15                     7.75          390,000(d)        397,800
Total                                                           536,175

Pharmaceuticals (0.1%)
AmerisourceBergen
   09-15-15                     5.88          440,000(d)        442,200
Merck & Co
   02-15-13                     4.38        1,360,000         1,285,254
   03-01-15                     4.75        1,460,000         1,392,337
Total                                                         3,119,791

Property & Casualty (--%)
Marsh & McLennan Companies
  Sr Unsecured
   09-15-15                     5.75          965,000           961,362

REITS (0.1%)
Simon Property Group LP
   12-01-15                     5.75        2,170,000(d)      2,182,922

Retailers (0.2%)
CVS
   09-15-14                     4.88        2,300,000         2,211,618
Flooring America
  Series B
   10-15-07                     9.25        1,849,000(b,h,l)         --

Bonds (continued)
Issuer                        Coupon         Principal         Value(a)
                               rate           amount
Retailers (cont.)
May Department Stores
   07-15-34                     6.70%      $2,015,000        $2,085,589
Total                                                         4,297,207

Transportation Services (0.2%)
ERAC USA Finance
   05-01-15                     5.60        1,755,000(d)      1,733,390
   11-15-15                     5.90        1,675,000(d)      1,689,623
Total                                                         3,423,013

Wireless (0.5%)
Nextel Communications
  Sr Nts Series F
   03-15-14                     5.95        9,875,000         9,874,961
US Cellular
  Sr Nts
   12-15-33                     6.70        2,255,000         2,198,787
Total                                                        12,073,748

Wirelines (1.4%)
Qwest
   03-15-12                     8.88          350,000           392,875
Qwest
  Sr Nts
   06-15-15                     7.63          220,000(d)        234,025
Telecom Italia Capital
   10-01-15                     5.25        7,170,000(c)      6,946,016
TELUS
   06-01-11                     8.00        7,402,500(c)      8,315,176
Verizon Pennsylvania
  Series A
   11-15-11                     5.65       14,780,000        14,742,755
Total                                                        30,630,847

Total Bonds
(Cost: $860,823,610)                                       $846,930,734

Short-Term Securities (1.6%)(p)
Issuer                       Effective          Amount         Value(a)
                               yield          payable at
                                               maturity
Commercial Paper
Amsterdam Funding
   12-29-05                     4.14%     $20,000,000(s)    $19,933,461
Falcon Asset Securitization
   12-07-05                     4.02        3,500,000(s)      3,497,264
Park Granada LLC
   12-05-05                     4.05       10,000,000(s)      9,994,375
Thames Asset Global Securitization
   12-19-05                     4.11        3,500,000(s)      3,492,426

Total Short-Term Securities
(Cost: $36,921,736)                                         $36,917,526

Total Investments in Securities
(Cost: $2,186,277,572)(t)                                $2,380,839,517

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
8 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Balanced Fund

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2005.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Nov. 30, 2005, the value of foreign securities represented 6.5% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2005, the value of these securities amounted to $37,465,584 or 1.7% of net assets.

(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC -- Ambac Assurance Corporation
     FGIC  -- Financial Guaranty Insurance Company
     FSA   -- Financial Security Assurance
     MBIA  -- MBIA Insurance Corporation

(h)  Negligible market value.

(i) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2005.

(j) At Nov. 30, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $18,430,945.

(k) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2005.

(l) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Nov. 30, 2005, is as follows:

     Security                              Acquisition          Cost
                                              dates
     Flooring America
     9.25% Series B 2007             10-09-97 thru 12-17-02  $2,058,360

(m) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2005.

(n) Partially pledged as initial deposit on the following open interest rate futures contracts.

     Type of security                                   Notional amount
     Purchase contracts

     U.S. Treasury Note, March 2006, 2-year                 $12,000,000
     U.S. Long Bond, March 2006, 20-year                     12,200,000

     Sale contracts
     U.S. Treasury Note, Dec. 2005, 5-year                   27,800,000
     U.S. Treasury Note, Dec. 2005, 10-year                  22,500,000
     U.S. Treasury Note, March 2006, 5-year                     100,000
     U.S. Treasury Note, March 2006, 10-year                 13,500,000

(o)  At Nov. 30, 2005, security was partially or fully on loan.

(p) Cash collateral received from security lending activity is invested in short-term securities and represents 1.0% of net assets. 0.6% of net assets is the Fund's cash equivalent position.

--------------------------------------------------------------------------------
9 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Balanced Fund

(q) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Nov. 30, 2005:

Security                               Principal                    Settlement             Proceeds              Value
                                        amount                          date              receivable
Federal Natl Mtge Assn
 12-01-20 4.50%                    $ 4,000,000                        12-15-05          $ 3,843,125           $ 3,866,248
 12-01-20 5.00                       3,000,000                        12-15-05            2,939,063             2,953,140
 12-01-35 5.00                       5,000,000                        12-13-05            4,822,070             4,809,375
 12-01-35 5.50                      17,000,000                        12-13-05           16,661,250            16,739,696
 12-01-35 6.00                       4,000,000                        12-13-05            4,030,000             4,021,240

(r) U.S. Treasury inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(s) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2005, the value of these securities amounted to $36,917,526 or 1.6% of net assets.

(t) At Nov. 30, 2005, the cost of securities for federal income tax purposes was approximately $2,186,278,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                               $258,262,000
     Unrealized depreciation                                (63,700,000)
                                                            -----------
     Net unrealized appreciation                           $194,562,000
                                                           ------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com.

--------------------------------------------------------------------------------
10 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

Investments in Securities
RiverSource VP - Cash Management Fund
Nov. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Certificates of Deposit (6.1%)
Issuer                       Effective         Principal       Value(a)
                               yield            amount
Certificate of Deposit
Barclays Bank
   06-01-06                     4.03%      $5,000,000(c)     $4,999,751
Citibank
   01-27-06                     4.18        7,000,000         7,000,000
Credit Suisse First Boston NY
   02-14-06                     4.30       10,000,000(c)     10,000,000
   09-26-06                     3.93        5,000,000(c)      5,000,000
DEPFA Bank
   02-09-06                     4.26        5,000,000         5,000,000
   03-27-06                     4.28        5,000,000         5,000,000
SunTrust Banks
   05-12-06                     4.28        5,000,000(c)      4,999,891

Total Certificates of Deposit
(Cost: $41,999,642)                                         $41,999,642

Commercial Paper (94.1%)
Issuer                       Effective         Principal       Value(a)
                               yield            amount
Asset-Backed (54.0%)
Amstel Funding
   12-13-05                     3.62%      $9,200,000(b)     $9,187,979
   02-28-06                     4.31        8,300,000(b)      8,211,561
   05-16-06                     4.50        3,000,000(b)      2,938,718
Amsterdam Funding
   12-19-05                     3.79        5,000,000(b)      4,990,025
Barton Capital
   01-10-06                     4.04        5,300,000(b)      5,275,738
Bryant Park Funding LLC
   01-04-06                     3.96        7,000,000(b)      6,973,159
   01-06-06                     3.95        6,600,000(b)      6,573,321
   01-12-06                     3.97        5,000,000(b)      4,976,375
CAFCO LLC
   12-14-05                     3.70        3,800,000(b)      3,794,539
CC (USA)/Centari
   02-08-06                     4.18        6,300,000         6,249,164
CHARTA LLC
   12-16-05                     3.73        6,000,000(b)      5,990,075
   01-17-06                     4.03        4,300,000(b)      4,277,039
   02-03-06                     4.18        3,600,000(b)      3,573,056
CIESCO LLC
   12-08-05                     3.46        6,000,000(b)      5,995,392
   02-10-06                     4.23        8,000,000(b)      7,932,866
Citibank Credit Card Dakota Nts
   01-05-06                     4.08        7,000,000(b)      6,971,553
CRC Funding LLC
   12-16-05                     3.77       14,500,000(b)     14,475,772

Commercial Paper (continued)
Issuer                       Effective         Principal       Value(a)
                               yield            amount
Asset-Backed (cont.)
Cullinan Finance
   12-08-05                     3.43%      $4,000,000        $3,996,951
   01-05-06                     3.93        3,400,000         3,386,679
   01-10-06                     4.04        3,000,000         2,986,267
   01-23-06                     4.07        8,000,000         7,951,476
   03-23-06                     4.35        3,900,000         3,847,407
Dakota Nts
   12-22-05                     3.87        3,300,000(b)      3,292,223
   01-10-06                     3.98        6,500,000(b)      6,470,678
   02-27-06                     4.31        5,100,000(b)      5,046,269
Dorada Finance
   12-15-05                     3.53        2,000,000         1,997,060
   02-13-06                     4.24        5,300,000         5,253,590
Edison Asset Securitization
   12-13-05                     3.48        3,000,000(b)      2,996,240
Emerald Certificates MBNA MCCT
   12-01-05                     3.76        5,100,000(b)      5,100,000
   12-06-05                     3.28        1,500,000(b)      1,499,181
   02-07-06                     4.20        5,000,000(b)      4,960,050
Fairway Finance
   01-03-06                     4.04        5,000,000(b,c)    4,999,955
Falcon Asset Securitization
   12-01-05                     3.78        7,000,000(b)      7,000,000
FCAR Owner Trust
   12-02-05                     1.88        6,300,000         6,299,342
Five Finance
   01-27-06                     4.08       13,000,000        12,915,117
   02-03-06                     4.15        5,000,000         4,962,844
   02-06-06                     4.18        3,000,000         2,976,494
Galaxy Funding
   12-06-05                     3.28        3,000,000(b)      2,998,363
   01-23-06                     4.06        6,000,000(b)      5,963,695
   01-26-06                     4.11        8,000,000(b)      7,948,231
   02-07-06                     4.18        6,300,000(b)      6,249,901
   02-17-06                     4.25        2,900,000(b)      2,873,233
Grampian Funding LLC
   12-16-05                     3.55        5,000,000(b)      4,992,125
   02-16-06                     4.22        5,000,000(b)      4,954,656
   02-21-06                     4.13        5,200,000(b)      5,150,964
   03-28-06                     4.37        5,000,000(b)      4,929,313
   05-09-06                     4.46        2,300,000(b)      2,255,303
K2 (USA) LLC
   01-17-06                     4.07        3,500,000(c)      3,499,913
Nieuw Amsterdam
   12-01-05                     3.85        1,800,000(b)      1,800,000
   12-09-05                     3.55        1,400,000(b)      1,398,759
   02-06-06                     4.18        6,000,000(b)      5,952,988

Commercial Paper (continued)
Issuer                       Effective         Principal       Value(a)
                               yield            amount
Asset-Backed (cont.)
Park Granada LLC
   12-02-05                     1.96%      $4,500,000(b)     $4,499,511
   12-05-05                     3.15        3,000,000(b)      2,998,690
   12-07-05                     3.37        7,400,000(b)      7,395,148
   12-09-05                     3.51        5,000,000(b)      4,995,611
Scaldis Capital LLC
   01-30-06                     4.11        4,500,000(b)      4,468,875
   02-15-06                     4.22        4,200,000(b)      4,162,405
Sedna Finance
   02-14-06                     4.26        9,900,000         9,811,725
   08-15-06                     4.30       10,000,000(c)      9,999,999
Sigma Finance
   02-10-06                     4.19        5,000,000         4,958,485
   06-16-06                     4.07       15,000,000(c)     14,999,593
Thames Asset Global Securitization No 1
   01-09-06                     4.07        3,400,000(b)      3,384,677
Thunder Bay Funding LLC
   02-21-06                     4.27        6,000,000(b)      5,941,507
White Pine Finance LLC
   12-13-05                     3.49        6,000,000         5,992,440
   02-10-06                     4.06        5,500,000(c)      5,499,786
   03-15-06                     4.08        5,000,000(c)      4,999,680
   09-06-06                     4.05       10,000,000(c)      9,999,236
Total                                                       371,398,967

Banking (27.3%)
Bank of Ireland
   03-13-06                     4.32        4,200,000(b)      4,148,711
Barclays U.S. Funding
   12-05-05                     3.13        5,000,000         4,997,825
BNP Paribas Finance
   02-22-06                     4.27        5,000,000         4,950,719
Calyon North America
   01-31-06                     4.07        8,100,000         8,043,590
Danske
   12-02-05                     1.95        1,500,000         1,499,838
DekaBank Deutsche Girozentrale
   11-17-06                     4.17        4,000,000(c)      4,000,000
DEPFA Bank
   09-15-06                     3.88       10,000,000(c)     10,000,000
HBOS Treasury Services
   02-06-06                     4.14       10,000,000         9,922,392
   02-08-06                     4.15        6,700,000         6,646,322
   02-21-06                     4.26        7,000,000         6,931,917
ING (US) Funding LLC
   02-17-06                     4.24        8,400,000         8,322,650
   03-02-06                     4.23        3,000,000         2,967,923

See accompanying notes to investments in securities.

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11 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP - Cash Management Fund

Issuer                       Effective         Principal       Value(a)
                               yield            amount
Banking (cont.)
Irish Life & Permanent
   01-20-06                     4.05%      $3,800,000(b)     $3,778,308
   01-31-06                     4.12        7,400,000(b)      7,347,838
   12-21-06                     4.18        5,000,000(c)      4,999,545
JPMorgan Chase & Co
   02-01-06                     4.10        4,500,000         4,467,915
   02-02-06                     4.13        6,000,000         5,956,320
Natexis Banques Populair
   12-15-06                     4.10        3,000,000(c)      3,000,000
Northern Rock
   10-06-06                     3.85       10,700,000(c)     10,700,000
   11-03-06                     4.10        5,000,000(c)      5,000,000
Skandinaviska Enskilda Banken
   12-27-05                     3.91        4,000,000(b)      3,988,300
   01-17-06                     4.11        5,000,000(c)      5,000,000
   12-18-06                     4.13       10,000,000(c)     10,000,000
Societe Generale North America
   12-12-05                     3.50        2,000,000         1,997,672
   12-14-05                     3.50        7,800,000         7,789,409
   02-01-06                     4.07        8,000,000         7,943,373
   02-21-06                     4.21        6,400,000         6,338,482
UBS Finance (Delaware) LLC
   12-07-05                     3.28        9,000,000         8,994,255
Wells Fargo Bank
   12-04-06                     4.05        5,000,000(c)      5,000,000

Commercial Paper (continued)
Issuer                       Effective         Principal       Value(a)
                               yield            amount
Banking (cont.)
Westpac Banking
   10-11-06                     3.84%     $10,700,000(c)    $10,699,999
Westpac Capital
   12-15-05                     3.55        3,000,000         2,995,573
Total                                                       188,428,876

Brokerage (8.9%)
Bear Stearns Companies
   12-15-06                     4.13        5,000,000(c)      5,000,000
   12-28-06                     4.21        5,000,000(c)      5,000,000
Credit Suisse First Boston
   04-03-06                     4.32        6,000,000(b)      5,912,055
Goldman Sachs Group
   02-23-06                     4.27        9,900,000         9,801,132
   05-24-06                     4.16        5,000,000(b,c)    5,000,000
   05-25-06                     4.08        5,000,000(b,c)    5,000,000
   12-15-06                     4.14        5,000,000(c)      5,000,000
Lehman Brothers Holdings
   12-22-06                     4.26        8,000,000(c)      8,000,000
Merrill Lynch & Co
   12-15-06                     4.10        5,000,000(c)      5,000,000
Morgan Stanley & Co
   01-11-06                     3.99        8,000,000         7,962,918
Total                                                        61,676,105

Commercial Paper (continued)
Issuer                       Effective         Principal       Value(a)
                               yield            amount
Non Captive Consumer (2.5%)
SLM
   12-15-06                     4.12%      $7,500,000(c)     $7,500,000
   12-20-06                     4.16       10,000,000(c)     10,000,000
Total                                                        17,500,000

Other Financial Institutions (0.7%)
HSBC Finance
   12-28-06               4.18              5,000,000(c)      5,000,000

Pharmaceuticals (0.7%)
Eli Lilly Services
   12-01-06               4.06              5,000,000(c)      5,000,000

Total Commercial Paper
(Cost: $649,003,948)                                       $649,003,948

Total Investments in Securities
(Cost: $691,003,590)(d)                                    $691,003,590

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2005.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2005, the value of these securities amounted to $273,990,931 or 39.7% of net assets.

(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2005. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(d) Also represents the cost of securities for federal income tax purposes at Nov. 30, 2005.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com.

--------------------------------------------------------------------------------
12 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

Investments in Securities
RiverSource VP -- Core Bond Fund
Nov. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (97.1%)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Sovereign (1.4%)
Bundesrepublik Deutschland
  (European Monetary Unit)
   01-04-07                     6.00%         409,000(c)       $499,020
United Kingdom Treasury
  (British Pound)
   12-07-06                     7.50          180,000(c)        321,079
Total                                                           820,099

U.S. Government Obligations & Agencies (33.9%)
Federal Farm Credit Bank
   10-10-08                     4.25          225,000           222,386
Federal Home Loan Mtge Corp
   09-15-06                     3.63          895,000           888,066
   06-15-08                     3.88          870,000           852,818
   10-15-08                     5.13          120,000           121,252
   12-19-08                     4.63          350,000           348,989
   03-18-09                     3.76          125,000           121,180
   07-12-10                     4.13        1,097,000         1,067,371
Federal Natl Mtge Assn
   05-15-07                     3.88        1,250,000         1,236,088
   10-15-08                     4.50          585,000           581,395
   02-15-09                     3.25        1,215,000         1,164,330
U.S. Treasury
   11-30-06                     2.88           75,000            73,852
   06-30-07                     3.63          270,000           266,762
   11-30-07                     4.25        4,175,000         4,161,626
   09-15-10                     3.88          795,000           775,746
   11-15-10                     4.50        1,945,000         1,951,305
   11-15-15                     4.50          570,000           570,089
   08-15-23                     6.25        1,522,000(i)      1,780,918
   02-15-26                     6.00        2,953,000         3,403,907
U.S. Treasury Inflation-Indexed Bond
   01-15-15                     1.63          546,378(h)        523,795
Total                                                        20,111,875

Asset-Backed (1.8%)
Aesop Funding II LLC
  Series 2004-2A Cl A1 (FGIC)
   04-20-08                     2.76           50,000(d,e)       48,780
AmeriCredit Automobile Receivables Trust
  Series 2005-BM Cl A3 (MBIA)
   02-06-10                     4.05          150,000(e)        148,102
AmeriCredit Automobile Receivables Trust
  Series 2005-DA Cl A3
   12-06-10                     4.87           50,000            50,037
ARG Funding
  Series 2005-1A Cl A3 (MBIA)
   04-20-11                     4.29          100,000(d,e)       97,312
Capital Auto Receivables Asset Trust
  Series 2004-1
   09-15-10                     2.84           50,000            48,402
Capital Auto Receivables Asset Trust
  Series 2005-1 Cl A4
   07-15-09                     4.05          125,000           122,695

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Asset-Backed (cont.)
Capital One Auto Finance Trust
  Series 2005-BSS Cl A3
   11-15-09                     4.08%        $100,000           $98,471
Carmax Auto Owner Trust
  Series 2005-1 Cl A4
   03-15-10                     4.35           50,000            49,410
Countrywide Asset-Backed Certificates
  Series 2005-10 Cl AF6
   02-25-36                     4.92           30,000            29,104
Franklin Auto Trust
  Series 2004-1 Cl A3 (MBIA)
   03-15-12                     4.15           25,000(e)         24,668
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
   09-15-09                     3.40           50,000(e)         49,427
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09                     2.94           60,000            58,846
Popular ABS Mtge Pass-Through Trust
  Series 2005-A Cl AF2
   06-25-35                     4.49           55,000            54,006
Triad Auto Receivables Owner Trust
  Series 2005-A Cl A3 (AMBAC)
   03-12-10                     4.05          150,000(e)        148,179
WFS Financial Owner Trust
  Series 2004-1 Cl D
   08-22-11                     3.17           44,827            44,105
Total                                                         1,071,544

Commercial Mortgage-Backed (10.7%)(f)
Banc of America Commercial Mtge
  Series 2005-1 Cl A4
   11-10-42                     4.88           75,000            74,473
Banc of America Large Loan
  Series 2005-BOCA Cl A1
   12-15-16                     4.24           74,911(d,k)       74,930
Banc of America Large Loan
  Series 2005-BOCA Cl A2
   12-15-16                     4.29           50,000(d,k)       50,028
Bank of America-First Union NB Commercial Mtge
  Series 2001-3 Cl A1
   04-11-37                     4.89           58,748            58,619
Bear Stearns Commercial Mtge Securities
  Series 2004-PWR5 Cl A3
   07-11-42                     5.16          100,000            97,138
Bear Stearns Commercial Mtge Securities
  Series 2004-T16 Cl A3
   02-13-46                     4.03          195,000           188,005
Bear Stearns Commercial Mtge Securities
  Series 2005-PWR8 Cl A1
   06-11-41                     4.21          142,247           139,802
Bear Stearns Commercial Mtge Securities
  Series 2005-T20 Cl E
   10-12-42                     5.16          100,000            97,859

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Commercial Mortgage-Backed (cont.)
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
   11-20-14                     4.46%        $164,961(d)       $161,810
CDC Commercial Mtge Trust
  Series 2002-FX1 Cl A1
   05-15-19                     5.25          154,210           155,435
CDC Commercial Mtge Trust
  Series 2002-FX1 Cl A2
   11-15-30                     5.68          100,000           102,334
Citigroup Commercial Mtge Trust
  Series 2005-EMG Cl A1
   09-20-51                     4.15          148,125(d)        145,386
Citigroup/Deutsche Bank Commercial Mtge Trust
  Series 2005-CD1 Cl A4
   07-15-44                     5.23          175,000           175,137
Citigroup/Deutsche Bank Commercial Mtge Trust
  Series 2005-CD1 Cl ASB
   07-15-44                     5.23           50,000            50,150
Commercial Mtge Pass-Through Ctfs
  Series 2004-CNL Cl A1
   09-15-14                     4.34           50,000(d,k)       49,989
CS First Boston Mtge Securities
  Series 2002-CKS4 Cl A1
   11-15-36                     4.49          242,321           237,982
CS First Boston Mtge Securities
  Series 2004-C1 Cl A2
   01-15-37                     3.52           50,000            48,133
CS First Boston Mtge Securities
  Series 2005-C5 Cl A2
   08-15-38                     5.10           50,000            49,978
Federal Natl Mtge Assn
   08-25-12                     4.72          100,000            97,980
Federal Natl Mtge Assn #385717
   11-01-12                     4.84           96,193            95,590
Federal Natl Mtge Assn #386599
   11-01-10                     4.47           24,081            23,636
Federal Natl Mtge Assn #386768
   01-01-11                     4.23           97,396            93,811
Federal Natl Mtge Assn #555806
   10-01-13                     5.11          184,996           185,393
Federal Natl Mtge Assn #735029
   09-01-13                     5.28          147,768           149,147
GE Capital Commercial Mtge
  Series 2001-3 Cl A1
   06-10-38                     5.56           56,102            56,664
GE Capital Commercial Mtge
  Series 2004-C2 Cl A2
   03-10-40                     4.12           50,000            48,457
GE Capital Commercial Mtge
  Series 2005-C1 Cl A5
   06-10-48                     4.77          100,000            96,394

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Core Bond Fund

Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Commercial Mortgage-Backed (cont.)
GE Capital Commercial Mtge
  Series 2005-C3 Cl A1
   07-10-45                     4.59%        $107,514          $106,375
General Electric Capital Assurance
  Series 2003-1 Cl A3
   05-12-35                     4.77          175,000(d)        171,608
GMAC Commercial Mtge Securities
  Series 2004-C3 Cl A4
   12-10-41                     4.55          100,000            96,461
GMAC Commercial Mtge Securities
  Series 2005-C1 Cl A1
   05-10-43                     4.21           71,571            70,237
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A4
   06-10-36                     4.76          125,000           122,979
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A5
   06-10-36                     4.88           50,000            49,377
Greenwich Capital Commercial Funding
  Series 2005-GG3 Cl A1
   08-10-42                     3.92           43,680            42,912
Greenwich Capital Commercial Funding
  Series 2005-GG3 Cl A3
   08-10-42                     4.57          150,000           145,257
GS Mtge Securities II
  Series 2004-GG2 Cl A4
   08-10-38                     4.96           75,000            74,206
GS Mtge Securities II
  Series 2005-GG4 Cl A1
   07-10-39                     4.37          122,266           120,312
JPMorgan Chase Commercial Mtge Securities
  Series 2002-CIB5 Cl A1
   10-12-37                     4.37          108,638           106,642
JPMorgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A2
   07-12-37                     5.26           50,000            50,019
JPMorgan Chase Commercial Mtge Securities
  Series 2003-LN1 Cl A1
   10-15-37                     4.13          112,144           108,051
JPMorgan Chase Commercial Mtge Securities
  Series 2003-ML1A Cl A1
   03-12-39                     3.97           45,411            43,856
JPMorgan Chase Commercial Mtge Securities
  Series 2004-C2 Cl A2
   05-15-41                     5.26          100,000(k)         99,771
JPMorgan Chase Commercial Mtge Securities
  Series 2004-CBX Cl A3
   01-12-37                     4.18           50,000            48,391
JPMorgan Chase Commercial Mtge Securities
  Series 2004-CBX Cl A5
   01-12-37                     4.65           50,000            48,441
JPMorgan Chase Commercial Mtge Securities
  Series 2005-LDP2 Cl A1
   07-15-42                     4.33          236,392           233,103
LB-UBS Commercial Mtge Trust
  Series 2002-C4 Cl A4
   09-15-26                     4.56           60,000            58,489

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount

Commercial Mortgage-Backed (cont.)
LB-UBS Commercial Mtge Trust
  Series 2003-C8 Cl A2
   11-15-27                     4.21%        $180,000          $175,999
LB-UBS Commercial Mtge Trust
  Series 2003-C8 Cl A3
   11-15-27                     4.83          100,000            98,660
LB-UBS Commercial Mtge Trust
  Series 2004-C2 Cl A3
   03-15-29                     3.97           50,000            47,061
LB-UBS Commercial Mtge Trust
  Series 2004-C4 Cl A3
   06-15-29                     4.99           50,000(k)         50,065
LB-UBS Commercial Mtge Trust
  Series 2004-C6 Cl A2
   08-15-29                     4.19          100,000            97,441
LB-UBS Commercial Mtge Trust
  Series 2004-C6 Cl A4
   08-15-29                     4.58          125,000           121,653
LB-UBS Commercial Mtge Trust
  Series 2004-C7 Cl A2
   10-15-29                     3.99           50,000            48,209
LB-UBS Commercial Mtge Trust
  Series 2004-C8 Cl A2
   12-15-29                     4.20           75,000            72,920
LB-UBS Commercial Mtge Trust
  Series 2005-C3 Cl A1
   07-15-30                     4.39           69,563            68,762
LB-UBS Commercial Mtge Trust
  Series 2005-C5 Cl A2
   09-15-30                     4.89          100,000            99,215
Merrill Lynch Mtge Trust
  Series 2005-MCP1 Cl A1
   06-12-43                     4.22           94,118            92,536
Morgan Stanley Capital I
  Series 2003-IQ4 Cl A1
   05-15-40                     3.27          134,097           125,538
Morgan Stanley Capital I
  Series 2003-T11 Cl A2
   06-13-41                     4.34           75,000            73,161
Morgan Stanley Capital I
  Series 2004-HQ4 Cl A5
   04-14-40                     4.59           75,000            72,888
Morgan Stanley Capital I
  Series 2005-IQ10 Cl A4A
   09-15-42                     5.23          100,000            99,423
Morgan Stanley, Dean Witter Capital I
  Series 2002-TOP7 Cl A2
   01-15-39                     5.98          125,000           129,986
Prudential Commercial Mtge Trust
  Series 2003-PWR1 Cl A1
   02-11-36                     3.67           85,630            82,058
Wachovia Bank Commercial Mtge Trust
  Series 2005-C16 Cl A2
   10-15-41                     4.38          100,000            97,420
Wachovia Bank Commercial Mtge Trust
  Series 2005-C16 Cl A3
   10-15-41                     4.62          100,000            97,012
Total                                                         6,350,754

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount

Mortgage-Backed (34.3%)(f,j)
Adjustable Rate Mtge Trust
  Series 2005-3 Cl 7A1
   07-25-35                     5.09%        $136,235(g)       $135,143
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 4A1
   01-25-19                     4.75           76,988            74,606
Bear Stearns Adjustable Rate Mtge Trust
  Series 2004-10 Cl 13A1
   01-25-35                     5.03          142,477(g)        140,779
Bear Stearns Adjustable Rate Mtge Trust
  Series 2004-12 Cl 3A1
   02-25-35                     5.17           92,971(g)         92,277
Countrywide Alternative Loan Trust
  Series 2003-11T1 Cl A1
   07-25-18                     4.75           46,334            44,900
Countrywide Alternative Loan Trust
  Series 2005-54CB Cl 2A3
   11-25-35                     5.50          132,509           132,753
Countrywide Alternative Loan Trust
  Series 2005-54CB Cl 3A7
   11-25-35                     5.50          137,143           137,581
Countrywide Alternative Loan Trust
  Series 2005-6CB Cl 1A1
   04-25-35                     7.50          110,376           114,117
Countrywide Home Loans
  Series 2005-HYB1 Cl 6A1
   03-25-35                     5.20          339,127(g)        336,261
Countrywide Home Loans
  Series 2005-R2 Cl 2A1
   06-25-35                     7.00          165,262(d)        170,104
CS First Boston Mtge Securities
  Series 2005
   12-25-35                     7.00          250,000(b)        258,750
CS First Boston Mtge Securities
  Series 2005-10 Cl 4A1
   11-25-35                     6.50          196,751           199,948
CS First Boston Mtge Securities
  Series 2005-8 Cl 7A1
   09-25-35                     7.00          281,904           288,269
Downey Savings & Loan Assn Mtge Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR5 Cl X1
   08-19-45                     6.38        1,796,370(l)         26,946
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
   01-15-18                     6.50           66,318            69,139
   10-15-27                     5.00          300,000           297,603
   06-15-28                     5.00          275,000           272,904
   12-15-28                     5.50          125,000           125,514
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
   07-15-17                     7.50          281,030(l)         33,299
Federal Home Loan Mtge Corp #B11452
   12-01-18                     6.00          174,516           177,992
Federal Home Loan Mtge Corp #B11835
   01-01-19                     5.50          147,683           148,419

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Core Bond Fund

Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Mortgage-Backed (cont.)
Federal Home Loan Mtge Corp #B12280
   02-01-19                     5.50%        $185,148          $186,071
Federal Home Loan Mtge Corp #C46101
   08-01-29                     6.50          356,459           366,200
Federal Home Loan Mtge Corp #C90613
   01-01-23                     5.00           61,257            59,545
Federal Home Loan Mtge Corp #C90683
   06-01-23                     5.00          121,679           118,279
Federal Home Loan Mtge Corp #C90767
   12-01-23                     6.00           61,406            62,310
Federal Home Loan Mtge Corp #D96348
   10-01-23                     5.50          182,222           181,467
Federal Home Loan Mtge Corp #G01410
   04-01-32                     7.00          103,218           107,545
Federal Natl Mtge Assn
   12-01-20                     5.00          550,000(b)        541,409
   12-01-20                     5.50          540,000(b)        542,193
   12-01-20                     6.00          500,000(b)        510,470
   12-01-35                     6.50          725,000(b)        742,219
   01-01-36                     6.00        1,000,000(b)      1,003,750
Federal Natl Mtge Assn #252440
   05-01-29                     7.00          202,618           211,772
Federal Natl Mtge Assn #254560
   11-01-32                     5.00           25,758            24,880
Federal Natl Mtge Assn #255788
   06-01-15                     5.50          417,688           420,834
Federal Natl Mtge Assn #323715
   05-01-29                     6.00           92,695            93,472
Federal Natl Mtge Assn #545869
   07-01-32                     6.50           56,483            58,125
Federal Natl Mtge Assn #545874
   08-01-32                     6.50          168,281           173,056
Federal Natl Mtge Assn #555340
   04-01-33                     5.50          177,003           175,210
Federal Natl Mtge Assn #615135
   11-01-16                     6.00          224,303           229,191
Federal Natl Mtge Assn #645569
   06-01-32                     7.00          503,165           525,466
Federal Natl Mtge Assn #650009
   09-01-31                     7.50           38,894            40,908
Federal Natl Mtge Assn #667604
   10-01-32                     5.50          214,043           211,408
Federal Natl Mtge Assn #677089
   01-01-33                     5.50          207,575           205,020
Federal Natl Mtge Assn #677695
   02-01-33                     6.50          417,552           429,193
Federal Natl Mtge Assn #683116
   02-01-33                     6.00          363,677           366,121
Federal Natl Mtge Assn #704610
   06-01-33                     5.50          210,820           208,146
Federal Natl Mtge Assn #720378
   06-01-18                     4.50           71,311            69,162
Federal Natl Mtge Assn #724867
   06-01-18                     5.00          139,748           138,049
Federal Natl Mtge Assn #725232
   03-01-34                     5.00          461,643           445,743
Federal Natl Mtge Assn #725284
   11-01-18                     7.00           53,975            56,157

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Mortgage-Backed (cont.)
Federal Natl Mtge Assn #725425
   04-01-34                     5.50%        $529,079          $522,370
Federal Natl Mtge Assn #725431
   08-01-15                     5.50          118,176           119,040
Federal Natl Mtge Assn #725719
   07-01-33                     4.84           84,533(g)         82,986
Federal Natl Mtge Assn #725737
  08-01-34                      4.53           93,001(g)         92,438
Federal Natl Mtge Assn #735160
   12-01-34                     4.36           90,187(g)         89,250
Federal Natl Mtge Assn #743455
   10-01-18                     5.50          231,479           232,797
Federal Natl Mtge Assn #743579
   11-01-33                     5.50          125,844           124,248
Federal Natl Mtge Assn #747784
   10-01-18                     4.50          246,544           239,115
Federal Natl Mtge Assn #749745
   11-01-18                     4.50          322,870           313,140
Federal Natl Mtge Assn #753074
   12-01-28                     5.50          168,002           166,048
Federal Natl Mtge Assn #759330
   01-01-19                     6.50          161,914           166,917
Federal Natl Mtge Assn #759342
   01-01-34                     6.50          130,735           134,587
Federal Natl Mtge Assn #761031
   01-01-34                     5.00          215,447           207,338
Federal Natl Mtge Assn #763754
   02-01-29                     5.50          170,163           168,163
Federal Natl Mtge Assn #763798
   03-01-34                     5.50          285,304           281,619
Federal Natl Mtge Assn #765760
   02-01-19                     5.00          162,444           160,341
Federal Natl Mtge Assn #790759
   09-01-34                     4.82          196,513(g)        195,899
Federal Natl Mtge Assn #791447
   10-01-34                     6.00          453,727           456,520
Federal Natl Mtge Assn #794958
   10-01-19                     6.00          256,584           262,096
Federal Natl Mtge Assn #811925
   04-01-35                     4.92          139,169(g)        138,703
Federal Natl Mtge Assn #815264
   05-01-35                     5.25          379,410(g)        379,170
Federal Natl Mtge Assn #821378
   05-01-35                     5.04          143,664(g)        143,709
Federal Natl Mtge Assn #829227
   08-01-35                     6.00          481,152           484,128
First Horizon Alternative Mtge Securities
  Series 2004-AA4 Cl A1
   10-25-34                     5.41           60,912(k)         61,394
First Horizon Alternative Mtge Securities
  Series 2005-AA2 Cl 2A1
   04-25-35                     5.42          123,738(k)        124,386
First Horizon Alternative Mtge Securities
  Series 2005-AA3 Cl 3A1
   05-25-35                     5.40          103,383(k)        103,396
First Horizon Alternative Mtge Securities
  Series 2005-AA4 Cl B1
   06-25-35                     5.38          129,883           129,558

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount

Mortgage-Backed (cont.)
Harborview Mtge Loan Trust
  Series 2005-16 Cl 3A1B
   01-19-36                     4.55%        $225,000(g)       $225,000
IndyMac Index Mtge Loan Trust
  Series 2005-AR3 Cl 3A1
   04-25-35                     5.33           59,861(g)         59,697
Master Alternative Loans Trust
  Series 2004-2 Cl 4A1
   02-25-19                     5.00          127,458           126,024
Master Alternative Loans Trust
  Series 2004-4 Cl 2A1
   05-25-34                     6.00          100,559           101,264
Master Alternative Loans Trust
  Series 2004-7 Cl 8A1
   08-25-19                     5.00           54,477            53,773
Master Alternative Loans Trust
  Series 2004-8 Cl 7A1
   09-25-19                     5.00           85,210            84,092
Master Alternative Loans Trust
  Series 2005-3 Cl 1A2
   04-25-35                     5.50          300,000           294,051
Structured Adjustable Rate Mtge Loan Trust
  Series 2004-5 Cl B1
   05-25-34                     4.60           99,604(g)         96,152
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33                     5.50          170,480           166,839
Washington Mutual
  Series 2003-AR10 Cl A7
   10-25-33                     4.07          125,000(g)        120,794
Washington Mutual
  Series 2004-CB2 Cl 6A
   07-25-19                     4.50          251,059           241,398
Washington Mutual
  Series 2005
   12-25-45                     4.39          120,000(b)        120,000
Washington Mutual
  Series 2005-AR8 Cl 2AB1
   07-25-45                     4.44          406,957(g)        406,893
Wells Fargo Mtge Backed Securities Trust
  Series 2005-10 Cl A1
   10-25-35                     5.00          273,830           262,791
Wells Fargo Mtge Backed Securities Trust
  Series 2005-5 Cl 2A1
   05-25-35                     5.50          189,913           185,818
Wells Fargo Mtge Backed Securities Trust
  Series 2005-AR1 Cl 1A1
   02-25-35                     4.55          153,131(g)        150,735
Wells Fargo Mtge Backed Securities Trust
  Series 2005-AR16 Cl 6A3
   10-25-35                     5.00          289,808(g)        287,719
Total                                                        20,343,071

Automotive (0.1%)
DaimlerChrysler NA Holding
   11-15-13                     6.50           45,000            46,749

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Core Bond Fund

Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Banking (1.1%)
Banknorth Group
  Sr Nts
   05-01-08                     3.75%        $155,000          $151,275
JPMorgan Chase & Co
  Sub Nts
   10-01-15                     5.15          270,000           264,518
Washington Mutual
   09-15-17                     5.25          265,000           253,540
Total                                                           669,333

Brokerage (0.4%)
Morgan Stanley
   10-15-15                     5.38          245,000           243,257

Diversified Manufacturing (0.4%)
Tyco Intl Group
   02-15-11                     6.75          220,000(c)        230,718

Electric (1.9%)
Carolina Power & Light
  1st Mtge
   12-15-15                     5.25           85,000            84,034
Consumers Energy
  1st Mtge
   02-15-17                     5.15           50,000            46,761
   09-15-35                     5.80           55,000            50,957
Dayton Power & Light
  1st Mtge
   10-01-13                     5.13           60,000            59,338
Detroit Edison
  1st Mtge
   10-01-37                     5.70           65,000            62,221
Dominion Resources
  Sr Unsecured Series B
   06-15-35                     5.95           85,000            81,559
Exelon
   06-15-15                     4.90          120,000           113,708
Ohio Power
  Sr Nts Series H
   01-15-14                     4.85           60,000            58,044
Pacific Gas & Electric
   03-01-34                     6.05          100,000           101,038
PacifiCorp
  1st Mtge
   06-15-35                     5.25           55,000            51,098
Potomac Edison
  1st Mtge
   11-15-14                     5.35           50,000            49,830
PSI Energy
   10-15-35                     6.12          135,000           134,767
Southern California Edison
  1st Mtge
   07-15-35                     5.35           55,000            52,019
Westar Energy
  1st Mtge
   07-01-14                     6.00          175,000           182,144
Total                                                         1,127,518

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Entertainment (0.2%)
Time Warner
   05-15-29                     6.63%        $100,000          $101,707

Food and Beverage (0.8%)
Kraft Foods
   06-01-12                     6.25          260,000           272,901
Kraft Foods
  Sr Unsecured
   11-01-11                     5.63          225,000           229,394
Total                                                           502,295

Health Care (0.7%)
Cardinal Health
   06-15-15                     4.00          473,000           420,920

Life Insurance (0.4%)
Pricoa Global Funding I
   06-25-12                     4.63          250,000(d)        241,980

Media Cable (1.0%)
Comcast
   03-15-11                     5.50          575,000           576,380

Media Non Cable (0.3%)
News America
   12-15-34                     6.20          155,000           152,545

Other Financial Institutions (1.1%)
American Express Credit
   12-02-10                     5.00          175,000(b)        174,825
Residential Capital
  Sr Unsecured
   06-30-10                     6.38          390,000           393,117
Willis North America
   07-15-15                     5.63           70,000            69,203
Total                                                           637,145

Pharmaceuticals (0.3%)
Merck & Co
   02-15-13                     4.38          100,000            94,504
   03-01-15                     4.75          105,000           100,134
Total                                                           194,638

Property & Casualty (0.1%)
Marsh & McLennan Companies
  Sr Unsecured
   09-15-15                     5.75           65,000            64,755

REITS (0.3%)
Simon Property Group LP
   12-01-15                     5.75          155,000(d)        155,923

Retailers (0.5%)
CVS
   09-15-14                     4.88          155,000           149,044
May Department Stores
   07-15-34                     6.70          135,000           139,729
Total                                                           288,773

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Transportation Services (0.4%)
ERAC USA Finance
   05-01-15                     5.60%         $90,000(d)        $88,892
   11-15-15                     5.90          150,000(d)        151,309
Total                                                           240,201

Wireless (1.4%)
Nextel Communications
  Sr Nts Series F
   03-15-14                     5.95          680,000           679,997
US Cellular
  Sr Nts
   12-15-33                     6.70          160,000           156,012
Total                                                           836,009

Wirelines (3.5%)
Telecom Italia Capital
   10-01-15                     5.25          515,000(c)        498,912
TELUS
   06-01-11                     8.00          530,000(c)        595,345
Verizon Pennsylvania
  Series A
   11-15-11                     5.65          995,000           992,493
Total                                                         2,086,750

Total Bonds
(Cost: $58,325,310)                                         $57,514,939

Short-Term Securities (8.8%)
Issuer                       Effective          Amount         Value(a)
                               yield          payable at
                                               maturity

U.S. Government Agency (1.5%)
Federal Home Loan Mtge Corp Disc Nt
   12-13-05                     3.94%        $900,000          $898,721

Commercial Paper (7.3%)
Alpine Securitization
   12-15-05                     4.06        1,000,000(m)        998,313
Amsterdam Funding
   12-01-05                     4.05        1,300,000(m)      1,299,854
Kitty Hawk Funding
   12-13-05                     4.06        2,000,000(m)      1,997,075
Total                                                         4,295,242

Total Short-Term Securities
(Cost: $5,194,545)                                           $5,193,963

Total Investments in Securities
(Cost: $63,519,855)(n)                                      $62,708,902

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Core Bond Fund

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2005.

(b) At Nov. 30, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $3,897,678.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Nov. 30, 2005, the value of foreign securities represented 3.6% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2005, the value of these securities amounted to $1,608,051 or 2.7% of net assets.

(e) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue: AMBAC -- Ambac Assurance Corporation FGIC -- Financial Guaranty Insurance Company FSA -- Financial Security Assurance MBIA -- MBIA Insurance Corporation

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2005.

(h) U.S. Treasury inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(i) Partially pledged as initial deposit on the following open interest rate futures contracts:

     Type of security                                   Notional amount

     Purchase contracts
     U.S. Long Bond, March 2006, 20-year                     $1,000,000
     U.S. Treasury Note, March 2006, 2-year                     800,000

     Sale contracts
     U.S. Treasury Note, Dec. 2005, 5-year                    2,900,000
     U.S. Treasury Note, March 2006, 10-year                    100,000

(j) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Nov. 30, 2005:

Security           Principal               Settlement              Proceeds                Value
                    amount                    date                receivable

Federal Natl Mtge Assn
 12-01-20 4.50%    $ 50,000                12-15-05               $ 48,039              $ 48,328
 12-01-35 5.00      500,000                12-13-05                482,207               480,938

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2005.

(l) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2005.

(m) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2005, the value of these securities amounted to $4,295,242 or 7.2% of net assets.

(n) At Nov. 30, 2005, the cost of securities for federal income tax purposes was approximately $63,520,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                 $   60,000
     Unrealized depreciation                                   (871,000)
                                                               --------
     Net unrealized depreciation                              $(811,000)
                                                              ---------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com.

--------------------------------------------------------------------------------
17 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

Investments in Securities
RiverSource VP -- Diversified Bond Fund
Nov. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (99.0%)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Sovereign (1.5%)
Bundesrepublik Deutschland
  (European Monetary Unit)
   01-04-07                     6.00%      13,364,000(c)    $16,305,374
United Kingdom Treasury
  (British Pound)
   12-07-06                     7.50        6,159,000(c)     10,986,251
Total                                                        27,291,625

U.S. Government Obligations & Agencies (31.2%) Federal Farm Credit Bank
   10-10-08                     4.25        7,115,000         7,032,324
Federal Home Loan Bank
   05-22-06                     2.88       19,005,000        18,863,280
   04-18-08                     4.13        3,310,000         3,267,073
Federal Home Loan Mtge Corp
   09-15-06                     3.63        9,085,000         9,014,609
   06-15-08                     3.88       33,800,000        33,132,450
   10-15-08                     5.13       15,010,000        15,166,644
   12-19-08                     4.63       11,400,000        11,367,054
   03-18-09                     3.76        5,110,000         4,953,818
   07-12-10                     4.13       30,380,000        29,559,467
Federal Natl Mtge Assn
   04-13-06                     2.15       20,300,000        20,143,731
   10-15-08                     4.50        8,050,000         8,000,396
   02-15-09                     3.25       45,124,000        43,242,148
U.S. Treasury
   12-31-05                     1.88       10,255,000        10,236,879
   11-30-06                     2.88        6,520,000         6,420,166
   06-30-07                     3.63       20,200,000(g)     19,957,762
   11-30-07                     4.25      118,775,000       118,394,563
   11-15-15                     4.50       31,895,000(g)     31,899,976
   08-15-23                     6.25      109,797,000(j)    128,475,335
   02-15-26                     6.00       35,110,000        40,471,121
U.S. Treasury Inflation-Indexed Bond
   01-15-15                     1.63       18,170,971(m)     17,419,924
Total                                                       577,018,720

Asset-Backed (2.1%)
Aesop Funding II LLC
  Series 2004-2A Cl A1 (FGIC)
   04-20-08                     2.76        1,500,000(d,q)    1,463,412
AmeriCredit Automobile Receivables Trust
  Series 2005-BM Cl A3 (MBIA)
   02-06-10                     4.05        5,800,000(q)      5,726,594
AmeriCredit Automobile Receivables Trust
  Series 2005-DA Cl A3
   12-06-10                     4.87        1,800,000         1,801,336
ARG Funding
  Series 2005-1A Cl A3 (MBIA)
   04-20-11                     4.29        3,900,000(d,q)    3,795,172
Capital Auto Receivables Asset Trust
  Series 2004-1
   09-15-10                     2.84        2,000,000         1,936,060

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Asset-Backed (cont.)
Capital Auto Receivables Asset Trust
  Series 2005-1 Cl A4
   07-15-09                     4.05%      $5,200,000        $5,104,112
Capital One Auto Finance Trust
  Series 2005-BSS Cl A3
   11-15-09                     4.08        3,100,000         3,052,601
Carmax Auto Owner Trust
  Series 2005-1 Cl A4
   03-15-10                     4.35        1,600,000         1,581,127
Citibank Credit Card Issuance Trust
  Series 2003-A3 Cl A3
   03-10-10                     3.10          300,000           288,967
Countrywide Asset-Backed Certificates
  Series 2005-10 Cl AF6
   02-25-36                     4.92        1,020,000           989,553
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
   09-15-09                     3.40        2,500,000(q)      2,471,350
Metris Master Trust
  Series 2004-2 Cl D
   10-20-10                     7.42          850,000(d,p)      861,696
Metris Master Trust
  Series 2005-1A Cl D
   03-21-11                     6.06          900,000(d,p)      902,287
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09                     2.94        2,500,000         2,451,909
Popular ABS Mtge Pass-Through Trust
  Series 2005-A Cl AF2
   06-25-35                     4.49        1,815,000         1,782,198
Residential Asset Securities
  Series 2002-KS1 Cl AI4 (AMBAC)
   11-25-29                     5.86          132,749(q)        132,269
Triad Auto Receivables Owner Trust
  Series 2005-A Cl A3 (AMBAC)
   03-12-10                     4.05        5,000,000(q)      4,939,300
Total                                                        39,279,943

Commercial Mortgage-Backed (10.9%)(f)
Banc of America Commercial Mtge
  Series 2005-1 Cl A4
   11-10-42                     4.88        2,250,000         2,234,177
Banc of America Large Loan
  Series 2005-BOCA Cl A1
   12-15-16                     4.24        5,243,737(d,p)    5,245,072
Banc of America Large Loan
  Series 2005-BOCA Cl A2
   12-15-16                     4.29        5,800,000(d,p)    5,803,268
Bank of America-First Union NB Commercial Mtge
  Series 2001-3 Cl A1
   04-11-37                     4.89        2,261,793         2,256,813
Bear Stearns Commercial Mtge Securities
  Series 2003-T10 Cl A1
   03-13-40                     4.00          352,684           341,070

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount

Commercial Mortgage-Backed (cont.)
Bear Stearns Commercial Mtge Securities
  Series 2004-PWR5 Cl A3
   07-11-42                     4.57%      $1,790,000        $1,738,762
Bear Stearns Commercial Mtge Securities
  Series 2004-T16 Cl A3
   02-13-46                     4.03        2,140,000         2,063,246
Bear Stearns Commercial Mtge Securities
  Series 2005-PWR8 Cl A1
   06-11-41                     4.21        4,646,735         4,566,857
Bear Stearns Commercial Mtge Securities
  Series 2005-T20 Cl E
   10-12-42                     5.16        1,700,000         1,663,603
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
   11-20-14                     4.46        5,193,804(d)      5,094,618
CDC Commercial Mtge Trust
  Series 2002-FX1 Cl A2
   11-15-30                     5.68        3,275,000         3,351,430
Citigroup Commercial Mtge Trust
  Series 2005-EMG Cl A1
   09-20-51                     4.15        5,924,981(d)      5,815,450
Citigroup/Deutsche Bank Commercial Mtge Trust
  Series 2005-CD1 Cl A4
   07-15-44                     5.20        5,250,000         5,254,110
Citigroup/Deutsche Bank Commercial Mtge Trust
  Series 2005-CD1 Cl ASB
   07-15-44                     5.20        1,750,000         1,755,249
Commercial Mtge Pass-Through Ctfs
  Series 2004-CNL Cl A1
   09-15-14                     4.34        3,400,000(d,p)    3,399,218
CS First Boston Mtge Securities
  Series 2002-CKS4 Cl A1
   11-15-36                     4.49        4,281,039         4,204,408
CS First Boston Mtge Securities
  Series 2004-C1 Cl A2
   01-15-37                     3.52        1,750,000         1,684,649
CS First Boston Mtge Securities
  Series 2005-C5 Cl A2
   08-15-38                     5.10        1,750,000         1,749,213
Federal Natl Mtge Assn #385683
   02-01-13                     4.83        3,124,872         3,079,118
Federal Natl Mtge Assn #385717
   11-01-12                     4.84        2,303,833         2,289,388
Federal Natl Mtge Assn #386599
   11-01-10                     4.47        1,059,560         1,039,966
Federal Natl Mtge Assn #555316
   02-01-13                     4.87          977,709           965,940
Federal Natl Mtge Assn #555806
   10-01-13                     5.11          973,665           975,753
GE Capital Commercial Mtge
  Series 2001-3 Cl A1
   06-10-38                     5.56        2,244,078         2,266,569

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Diversified Bond Fund

Issuer                        Coupon           Principal       Value(a)
                               rate             amount

Commercial Mortgage-Backed (cont.)
GE Capital Commercial Mtge
  Series 2004-C2 Cl A2
   03-10-40                     4.12%      $5,150,000        $4,991,071
GE Capital Commercial Mtge
  Series 2005-C1 Cl A5
   06-10-48                     4.77        2,200,000         2,120,663
GE Capital Commercial Mtge
  Series 2005-C3 Cl A1
   07-10-45                     4.59        3,274,297         3,239,593
General Electric Capital Assurance
  Series 2003-1 Cl A3
   05-12-35                     4.77        5,625,000(d)      5,515,983
GMAC Commercial Mtge Securities
  Series 2004-C3 Cl A4
   12-10-41                     4.55        3,235,000         3,120,512
GMAC Commercial Mtge Securities
  Series 2005-C1 Cl A1
   05-10-43                     4.21        3,149,110         3,090,445
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A4
   06-10-36                     4.76        3,200,000         3,148,267
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A5
   06-10-36                     4.88        1,625,000         1,604,752
Greenwich Capital Commercial Funding
  Series 2005-GG3 Cl A1
   08-10-42                     3.92        2,009,286         1,973,963
Greenwich Capital Commercial Funding
  Series 2005-GG3 Cl A3
   08-10-42                     4.57        5,000,000         4,841,914
GS Mtge Securities II
  Series 2004-GG2 Cl A4
   08-10-38                     4.96        3,000,000         2,968,228
GS Mtge Securities II
  Series 2005-GG4 Cl A1
   07-10-39                     4.37        3,961,413         3,898,114
JPMorgan Chase Commercial Mtge Securities
  Series 2002-CIB5 Cl A1
   10-12-37                     4.37        3,519,873         3,455,188
JPMorgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A1
   07-12-37                     4.39        3,740,993         3,643,091
JPMorgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A2
   07-12-37                     5.26        2,500,000         2,500,954
JPMorgan Chase Commercial Mtge Securities
  Series 2003-LN1 Cl A1
   10-15-37                     4.13        2,242,875         2,161,015
JPMorgan Chase Commercial Mtge Securities
  Series 2003-ML1A Cl A1
   03-12-39                     3.97        1,907,264         1,841,963
JPMorgan Chase Commercial Mtge Securities
  Series 2004-C2 Cl A2
   05-15-41                     5.26        1,000,000(p)        997,707
JPMorgan Chase Commercial Mtge Securities
  Series 2004-CBX Cl A3
   01-12-37                     4.18        1,950,000         1,887,254

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount

Commercial Mortgage-Backed (cont.)
JPMorgan Chase Commercial Mtge Securities
  Series 2004-CBX Cl A5
   01-12-37                     4.65%      $3,000,000        $2,906,488
JPMorgan Chase Commercial Mtge Securities
  Series 2005-LDP2 Cl A1
   07-15-42                     4.33        4,916,960         4,848,565
LB-UBS Commercial Mtge Trust
  Series 2002-C2 Cl A3
   06-15-26                     5.39        3,590,000         3,627,053
LB-UBS Commercial Mtge Trust
  Series 2002-C4 Cl A5
   09-15-31                     4.85        3,000,000         2,939,384
LB-UBS Commercial Mtge Trust
  Series 2003-C8 Cl A2
   11-15-27                     4.21        4,600,000         4,497,742
LB-UBS Commercial Mtge Trust
  Series 2003-C8 Cl A3
   11-15-27                     4.83        4,550,000         4,489,030
LB-UBS Commercial Mtge Trust
  Series 2004-C2 Cl A3
   03-15-29                     3.97        2,200,000         2,070,662
LB-UBS Commercial Mtge Trust
  Series 2004-C4 Cl A3
   06-15-29                     4.99        2,100,000(p)      2,102,746
LB-UBS Commercial Mtge Trust
  Series 2004-C6 Cl A2
   08-15-29                     4.19        3,175,000         3,093,752
LB-UBS Commercial Mtge Trust
  Series 2004-C6 Cl A4
   08-15-29                     4.58        2,925,000         2,846,684
LB-UBS Commercial Mtge Trust
  Series 2004-C7 Cl A2
   10-15-29                     3.99        3,200,000         3,085,376
LB-UBS Commercial Mtge Trust
  Series 2004-C8 Cl A2
   12-15-29                     4.20        3,700,000         3,597,399
LB-UBS Commercial Mtge Trust
  Series 2005-C3 Cl A1
   07-15-30                     4.39        2,629,204         2,598,916
LB-UBS Commercial Mtge Trust
  Series 2005-C5 Cl A2
   09-15-30                     4.89        3,350,000         3,323,703
Merrill Lynch Mtge Trust
  Series 2005-MCP1 Cl A1
   06-12-43                     4.22        3,129,426         3,076,808
Morgan Stanley Capital I
  Series 2003-IQ4 Cl A1
   05-15-40                     3.27        6,014,029         5,630,202
Morgan Stanley Capital I
  Series 2003-T11 Cl A2
   06-13-41                     4.34        2,625,000         2,560,640
Morgan Stanley Capital I
  Series 2004-HQ4 Cl A5
   04-14-40                     4.59        2,400,000         2,332,416
Morgan Stanley Capital I
  Series 2005-IQ10 Cl A4A
   09-15-42                     5.23        3,475,000         3,454,964

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount

Commercial Mortgage-Backed (cont.)
Morgan Stanley, Dean Witter Capital I
  Series 2002-TOP7 Cl A2
   01-15-39                     5.98%      $7,185,000        $7,471,579
Prudential Commercial Mtge Trust
  Series 2003-PWR1 Cl A1
   02-11-36                     3.67        2,782,969         2,666,885
Wachovia Bank Commercial Mtge Trust
  Series 2005-C16 Cl A3
   10-15-41                     4.62        3,500,000         3,395,407
Total                                                       202,455,025

Mortgage-Backed (35.2%)(f,r)
Adjustable Rate Mtge Trust
  Series 2004-2 Cl 6A1
   02-25-35                     5.26        3,036,801(o)      3,031,902
Adjustable Rate Mtge Trust
  Series 2005-3 Cl 7A1
   07-25-35                     5.09        1,089,879(o)      1,081,141
Banc of America Mtge Securities
  Series 2004-E Cl B1
   06-25-34                     4.04        1,751,657(o)      1,700,316
Banc of America Mtge Securities
  Series 2004-F Cl B1
   07-25-34                     4.13        3,159,787(o)      3,047,583
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 1A1
   01-25-34                     6.00        3,353,478         3,351,533
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 4A1
   01-25-19                     4.75        2,405,878         2,331,447
Bank of America Alternative Loan Trust
  Series 2004-3 Cl 1A1
   04-25-34                     6.00        5,858,113         5,902,049
Bear Stearns Adjustable Rate Mtge Trust
  Series 2004-10 Cl 13A1
   01-25-35                     5.03        4,945,990(o)      4,887,030
Bear Stearns Adjustable Rate Mtge Trust
  Series 2004-12 Cl 3A1
   02-25-35                     5.17        3,353,415(o)      3,328,398
Countrywide Alternative Loan Trust
  Series 2003-11T1 Cl A1
   07-25-18                     4.75        2,513,628         2,435,864
Countrywide Alternative Loan Trust
  Series 2005-54CB Cl 2A3
   11-25-35                     5.50        4,186,307         4,194,022
Countrywide Alternative Loan Trust
  Series 2005-54CB Cl 3A7
   11-25-35                     5.50        4,271,031         4,284,664
Countrywide Alternative Loan Trust
  Series 2005-6CB Cl 1A1
   04-25-35                     7.50        3,836,670         3,966,691
Countrywide Home Loans
  Series 2004-12 Cl 1M
   08-25-34                     4.61        1,995,629(o)      1,938,031
Countrywide Home Loans
  Series 2005-R2 Cl 2A1
   06-25-35                     7.00        5,359,833(d)      5,516,883

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
19 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Diversified Bond Fund

Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Mortgage-Backed (cont.)
CS First Boston Mtge Securities
  Series 2003-29 Cl 8A1
   11-25-18                     6.00%      $2,496,057        $2,494,874
CS First Boston Mtge Securities
  Series 2004-AR5 Cl CB1
   06-25-34                     4.40        2,053,121(o)      1,994,647
CS First Boston Mtge Securities
  Series 2005
   12-25-35                     7.00        8,025,000(e)      8,305,875
CS First Boston Mtge Securities
  Series 2005-10 Cl 4A1
   11-25-35                     6.50        6,517,378         6,623,285
CS First Boston Mtge Securities
  Series 2005-8 Cl 7A1
   09-25-35                     7.00        9,396,809         9,608,953
Downey Savings & Loan Assn Mtge Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR5 Cl X1
   08-19-45                     6.38       56,371,812(n)        845,577
Federal Home Loan Mtge Corp
   10-01-34                     6.50        1,116,361         1,142,650
Federal Home Loan Mtge Corp #B11452
   12-01-18                     6.00        1,713,566         1,747,700
Federal Home Loan Mtge Corp #C00356
   08-01-24                     8.00          150,389           160,649
Federal Home Loan Mtge Corp #C14412
   09-01-28                     6.00        1,528,842         1,543,989
Federal Home Loan Mtge Corp #C53878
   12-01-30                     5.50        1,282,263         1,269,003
Federal Home Loan Mtge Corp #C59161
   10-01-31                     6.00        3,714,695         3,748,092
Federal Home Loan Mtge Corp #C79930
   06-01-33                     5.50        3,381,943         3,343,294
Federal Home Loan Mtge Corp #C80198
   08-01-24                     8.00           86,793            92,714
Federal Home Loan Mtge Corp #C80253
   01-01-25                     9.00           71,757            78,702
Federal Home Loan Mtge Corp #C90767
   12-01-23                     6.00        5,465,119         5,545,555
Federal Home Loan Mtge Corp #D95319
   03-01-22                     6.00          506,779           514,545
Federal Home Loan Mtge Corp #D96300
   10-01-23                     5.50          408,173           406,481
Federal Home Loan Mtge Corp #E01127
   02-01-17                     6.50        3,762,085         3,873,526
Federal Home Loan Mtge Corp #E01419
   05-01-18                     5.50        1,890,873         1,901,007
Federal Home Loan Mtge Corp #E96516
   05-01-13                     4.50        1,639,212         1,601,937
Federal Home Loan Mtge Corp #E97591
   06-01-18                     5.50          463,480           466,340
Federal Home Loan Mtge Corp #E98725
   08-01-18                     5.00        5,885,850         5,813,212
Federal Home Loan Mtge Corp #E99684
   10-01-18                     5.00        4,697,764         4,638,914
Federal Home Loan Mtge Corp #G01108
   04-01-30                     7.00        2,996,456         3,124,230

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Mortgage-Backed (cont.)
Federal Home Loan Mtge Corp #G01427
   12-01-31                     6.50%        $769,852          $789,222
Federal Home Loan Mtge Corp #G01535
   04-01-33                     6.00          669,268           678,066
Federal Home Loan Mtge Corp #G10198
   05-01-07                     9.00           32,909            33,279
Federal Home Loan Mtge Corp #G30225
   02-01-23                     6.00        6,775,825         6,879,663
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
   01-15-18                     6.50        2,420,619         2,523,582
   06-15-20                     8.00           12,512            12,481
   03-15-22                     7.00        1,544,551         1,541,906
   10-15-27                     5.00       13,400,000        13,292,517
   06-15-28                     5.00        8,400,000         8,335,976
   12-15-28                     5.50        4,175,000         4,192,180
   02-15-33                     5.50        5,717,664         5,779,515
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
   02-15-14                    17.16        1,635,547(n)         92,474
  10-15-22                     14.56        5,204,634(n)        318,997
Federal Natl Mtge Assn
   12-01-20                     5.00        6,205,000(e)      6,108,078
   12-01-20                     5.50       15,000,000(e)     15,060,929
   12-01-20                     6.00       11,000,000(e)     11,230,340
   12-01-35                     6.50       16,700,000(e)     17,096,624
   12-01-35                     7.00          600,000(e)        625,969
Federal Natl Mtge Assn #125032
   11-01-21                     8.00           31,268            33,338
Federal Natl Mtge Assn #125474
   02-01-27                     7.50          863,930           908,996
Federal Natl Mtge Assn #190764
   09-01-07                     8.50           74,754            74,980
Federal Natl Mtge Assn #190899
   04-01-23                     8.50          383,237           411,372
Federal Natl Mtge Assn #190988
   06-01-24                     9.00          412,871           444,379
Federal Natl Mtge Assn #253883
   08-01-16                     6.00          851,726           870,287
Federal Natl Mtge Assn #254224
   02-01-17                     7.00        1,318,193         1,371,032
Federal Natl Mtge Assn #254560
   11-01-32                     5.00        3,786,549         3,657,506
Federal Natl Mtge Assn #254675
   01-01-23                     6.50          173,674           179,367
Federal Natl Mtge Assn #254906
   10-01-18                     4.50        6,223,719         6,036,166
Federal Natl Mtge Assn #254916
   09-01-23                     5.50        5,212,919         5,184,766
Federal Natl Mtge Assn #255788
   06-01-15                     5.50        6,557,561         6,606,953
Federal Natl Mtge Assn #303727
   02-01-11                     6.00          140,723           143,777
Federal Natl Mtge Assn #442411
   11-01-28                     6.50        1,893,829         1,946,653
Federal Natl Mtge Assn #445254
   12-01-13                     5.50        2,627,557         2,646,768

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Mortgage-Backed (cont.)
Federal Natl Mtge Assn #446964
   10-01-28                     6.00%      $4,207,409        $4,242,665
Federal Natl Mtge Assn #450370
   01-01-29                     6.50        2,132,664         2,192,149
Federal Natl Mtge Assn #484820
   04-01-14                     5.50           17,080            17,205
Federal Natl Mtge Assn #50553
   04-01-22                     8.00          117,763           125,675
Federal Natl Mtge Assn #510587
   08-01-29                     7.00          166,758           174,292
Federal Natl Mtge Assn #545339
   11-01-31                     6.50          130,948           134,834
Federal Natl Mtge Assn #545342
   04-01-13                     7.00        2,084,549         2,131,738
Federal Natl Mtge Assn #545869
   07-01-32                     6.50        1,807,459         1,860,003
Federal Natl Mtge Assn #545885
   08-01-32                     6.50        3,927,156         4,040,062
Federal Natl Mtge Assn #545910
   08-01-17                     6.00        2,138,387         2,190,340
Federal Natl Mtge Assn #555375
   04-01-33                     6.00       11,706,640        11,825,651
Federal Natl Mtge Assn #555376
   04-01-18                     4.50          253,534           245,894
Federal Natl Mtge Assn #555458
   05-01-33                     5.50       13,501,222        13,328,272
Federal Natl Mtge Assn #555734
   07-01-23                     5.00        3,826,501         3,720,523
Federal Natl Mtge Assn #555740
   08-01-18                     4.50        2,259,936         2,189,136
Federal Natl Mtge Assn #576603
   03-01-15                     6.00        4,076,582         4,165,829
Federal Natl Mtge Assn #609621
   11-01-31                     7.00        3,173,406         3,315,101
Federal Natl Mtge Assn #617746
   08-01-32                     6.50          276,376           283,406
Federal Natl Mtge Assn #626720
   01-01-17                     6.00          217,483           222,223
Federal Natl Mtge Assn #630599
   05-01-32                     7.00        4,153,201         4,337,279
Federal Natl Mtge Assn #634367
   03-01-17                     6.50        1,363,632         1,406,836
Federal Natl Mtge Assn #646938
   06-01-32                     7.00        1,998,150         2,086,712
Federal Natl Mtge Assn #647549
   08-01-17                     6.00        2,033,635         2,077,913
Federal Natl Mtge Assn #650159
   10-01-32                     6.50        3,107,412         3,209,079
Federal Natl Mtge Assn #652600
   02-01-18                     5.50        7,376,902         7,418,220
Federal Natl Mtge Assn #667604
   10-01-32                     5.50        6,951,309         6,865,747
Federal Natl Mtge Assn #667721
   03-01-33                     6.00        2,426,267         2,446,329
Federal Natl Mtge Assn #667787
   02-01-18                     5.50        1,028,839         1,034,070
Federal Natl Mtge Assn #669925
   09-01-17                     6.50        2,852,938         2,947,484

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
20 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Diversified Bond Fund

Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Mortgage-Backed (cont.)
Federal Natl Mtge Assn #670382
   09-01-32                     6.00%      $7,178,121        $7,226,374
Federal Natl Mtge Assn #670387
   08-01-32                     7.00        1,011,167         1,056,309
Federal Natl Mtge Assn #672289
   12-01-17                     5.50          636,842           640,979
Federal Natl Mtge Assn #678028
   09-01-17                     6.00          645,409           659,461
Federal Natl Mtge Assn #683116
   02-01-33                     6.00          363,677           366,121
Federal Natl Mtge Assn #684585
   02-01-33                     5.50          618,616           611,674
Federal Natl Mtge Assn #684586
   03-01-33                     6.00        2,279,591         2,300,864
Federal Natl Mtge Assn #684601
   03-01-33                     6.00        1,426,489         1,443,434
Federal Natl Mtge Assn #687051
   01-01-33                     6.00        6,271,135         6,309,925
Federal Natl Mtge Assn #687736
   02-01-33                     5.50        3,382,672         3,339,773
Federal Natl Mtge Assn #688691
   03-01-33                     5.50          753,416           743,861
Federal Natl Mtge Assn #689093
   07-01-28                     5.50        1,906,015         1,883,846
Federal Natl Mtge Assn #694316
   03-01-18                     5.50        2,010,753         2,023,544
Federal Natl Mtge Assn #694546
   03-01-33                     5.50        2,222,726         2,194,537
Federal Natl Mtge Assn #694628
   04-01-33                     5.50        2,767,854         2,739,951
Federal Natl Mtge Assn #694795
   04-01-33                     5.50        3,482,366         3,447,156
Federal Natl Mtge Assn #694988
   03-01-33                     5.50        7,125,928         7,044,556
Federal Natl Mtge Assn #695202
   03-01-33                     6.50        2,534,150         2,594,357
Federal Natl Mtge Assn #695220
   04-01-33                     5.50          176,848           174,606
Federal Natl Mtge Assn #695387
   04-01-18                     5.00        1,354,990         1,342,288
Federal Natl Mtge Assn #705096
   06-01-18                     5.00          630,597           622,812
Federal Natl Mtge Assn #709901
   06-01-18                     5.00        3,388,835         3,347,152
Federal Natl Mtge Assn #711501
   05-01-33                     5.50        1,714,508         1,697,455
Federal Natl Mtge Assn #712109
   04-01-18                     5.00        1,704,749         1,688,614
Federal Natl Mtge Assn #720006
   07-01-33                     5.50        4,727,701         4,667,745
Federal Natl Mtge Assn #720378
   06-01-18                     4.50        4,156,144         4,030,898
Federal Natl Mtge Assn #723687
   08-01-28                     5.50        2,654,331         2,623,458
Federal Natl Mtge Assn #725232
   03-01-34                     5.00       14,310,927        13,818,027
Federal Natl Mtge Assn #725284
   11-01-18                     7.00          172,719           179,703

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Mortgage-Backed (cont.)
Federal Natl Mtge Assn #725425
   04-01-34                     5.50%     $17,988,698       $17,760,566
Federal Natl Mtge Assn #725684
   05-01-18                     6.00        6,595,996         6,738,996
Federal Natl Mtge Assn #725719
   07-01-33                     4.84        3,592,662(o)      3,526,916
Federal Natl Mtge Assn #725737
   08-01-34                     4.53       $3,487,552(o)      3,466,418
Federal Natl Mtge Assn #725813
   12-01-33                     6.50        9,831,458        10,065,036
Federal Natl Mtge Assn #726940
   08-01-23                     5.50           73,992            73,274
Federal Natl Mtge Assn #730153
   08-01-33                     5.50          683,755           675,083
Federal Natl Mtge Assn #730231
   08-01-23                     5.50        7,696,631         7,655,063
Federal Natl Mtge Assn #731075
   07-01-18                     5.50          168,290           169,350
Federal Natl Mtge Assn #731417
   09-01-18                     5.50        2,055,959         2,068,711
Federal Natl Mtge Assn #732094
   08-01-18                     5.50          136,468           137,351
Federal Natl Mtge Assn #735057
   01-01-19                     4.50        5,198,492         5,041,834
Federal Natl Mtge Assn #735160
   12-01-34                     4.36        2,344,850(o)      2,320,510
Federal Natl Mtge Assn #737330
   09-01-18                     5.50        1,590,978         1,600,077
Federal Natl Mtge Assn #742840
   10-01-18                     5.50        1,516,459         1,525,663
Federal Natl Mtge Assn #743262
   10-01-18                     5.00        3,337,503         3,295,611
Federal Natl Mtge Assn #743455
   10-01-18                     5.50        5,577,145         5,608,904
Federal Natl Mtge Assn #747584
   11-01-28                     5.50        4,678,616         4,624,199
Federal Natl Mtge Assn #753919
   12-01-33                     4.94        3,868,712(o)      3,793,216
Federal Natl Mtge Assn #756844
   02-01-19                     5.00        2,682,749         2,645,291
Federal Natl Mtge Assn #759342
   01-01-34                     6.50        1,019,732         1,049,775
Federal Natl Mtge Assn #761031
   01-01-34                     5.00          574,525           552,902
Federal Natl Mtge Assn #765758
   02-01-19                     5.00        3,198,666         3,157,269
Federal Natl Mtge Assn #765760
   02-01-19                     5.00          324,887           320,683
Federal Natl Mtge Assn #776962
   04-01-29                     5.00        9,946,103         9,571,761
Federal Natl Mtge Assn #776987
   04-01-29                     5.00          332,343           319,834
Federal Natl Mtge Assn #790759
   09-01-34                     4.82        3,301,426(o)      3,291,100
Federal Natl Mtge Assn #793188
   07-01-34                     6.50        4,411,073         4,517,402
Federal Natl Mtge Assn #811925
   04-01-35                     4.92        4,383,832(o)      4,369,156

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Mortgage-Backed (cont.)
Federal Natl Mtge Assn #821378
   05-01-35                     5.04%      $4,357,800(o)     $4,359,182
Federal Natl Mtge Assn #837258
   09-01-35                     4.92        2,433,645(o)      2,400,937
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
   12-25-26                     8.00        2,071,567         2,200,599
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
   12-25-12                    13.29        1,253,878(n)         54,536
   12-25-22                     8.27        2,021,051(n)        307,486
   12-25-31                    10.31        2,199,449(n)        371,760
First Horizon Alternative Mtge Securities
  Series 2004-AA4 Cl A1
   10-25-34                     5.41        2,710,601(p)      2,732,015
First Horizon Alternative Mtge Securities
  Series 2005-AA2 Cl 2A1
   04-25-35                     5.42        3,609,010(p)      3,627,921
First Horizon Alternative Mtge Securities
  Series 2005-AA3 Cl 3A1
   05-25-35                     5.40        3,804,504(p)      3,804,960
First Horizon Alternative Mtge Securities
  Series 2005-AA4 Cl B1
   06-25-35                     5.38        2,472,774         2,466,592
Govt Natl Mtge Assn #604708
   10-15-33                     5.50        4,550,463         4,540,860
Govt Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2002-70 Cl IC
   08-20-32                    11.69        4,326,208(n)        770,879
Govt Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2002-80 Cl CI
   01-20-32                    22.66        1,033,022(n)        105,845
Harborview Mtge Loan Trust
  Series 2004-3 Cl B1
   05-19-34                     4.39        2,347,952(o)      2,275,692
Harborview Mtge Loan Trust
  Series 2005-16 Cl 3A1B
   01-19-36                     4.55        7,000,000(o)      7,000,000
IndyMac Index Mtge Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR8 Cl AX1
   04-25-35                     4.50      116,452,263(n)      1,382,871
IndyMac Index Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2005-AR25 Cl 1A21
   12-25-35                     5.91        6,244,661(o)      6,299,302
IndyMac Index Mtge Loan Trust
  Series 2005-AR3 Cl 3A1
   04-25-35                     5.33        2,214,869(o)      2,208,784
Master Adjustable Rate Mtge Trust
  Series 2004-5 Cl B1
   07-25-34                     4.39        2,538,199(o)      2,460,454

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
21 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Diversified Bond Fund

Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Mortgage-Backed (cont.)
Master Alternative Loans Trust
  Series 2004-2 Cl 4A1
   02-25-19                     5.00%      $4,293,308        $4,245,009
Master Alternative Loans Trust
  Series 2004-7 Cl 8A1
   08-25-19                     5.00        2,803,471         2,767,222
Master Alternative Loans Trust
  Series 2004-8 Cl 7A1
   09-25-19                     5.00        3,919,682         3,868,217
Structured Adjustable Rate Mtge Loan Trust
  Series 2004-3AC Cl B1
   03-25-34                     4.93        3,206,432(o)      3,160,227
Structured Adjustable Rate Mtge Loan Trust
  Series 2004-5 Cl B1
   05-25-34                     4.60        2,365,592(o)      2,283,600
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33                     5.50        7,785,261         7,618,963
Washington Mutual Alternative Mtge Loan Trust
  Pass-Through Certificates
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR1 Cl X2
   12-25-35                     0.00       45,300,000(n)        517,586
Washington Mutual
  Series 2003-AR10 Cl A7
   10-25-33                     4.07        4,425,000(o)      4,276,108
Washington Mutual
  Series 2004-CB2 Cl 6A
   07-25-19                     4.50        2,677,960         2,574,912
Washington Mutual
  Series 2004-CB3 Cl 4A
   10-25-19                     6.00        3,666,125         3,730,283
Washington Mutual
  Series 2004-CB4 Cl 22A
   12-25-19                     6.00        1,800,238         1,813,021
Washington Mutual
  Series 2005
   12-25-45                     4.39        3,735,000(e)      3,735,000
Washington Mutual
  Series 2005-AR8 Cl 2AB1
   07-25-45                     4.44        6,498,306(o)      6,497,290
Wells Fargo Mtge Backed Securities Trust
  Series 2005-10 Cl A1
   10-25-35                     5.00        8,762,549         8,409,313
Wells Fargo Mtge Backed Securities Trust
  Series 2005-5 Cl 2A1
   05-25-35                     5.50        6,646,963         6,503,641
Wells Fargo Mtge Backed Securities Trust
  Series 2005-AR1 Cl 1A1
   02-25-35                     4.55        6,015,875(o)      5,921,726
Wells Fargo Mtge Backed Securities Trust
  Series 2005-AR16 Cl 6A3
   10-25-35                     5.00        4,854,285(o)      4,819,285
Wells Fargo Mtge Backed Securities Trust
  Series 2005-AR4 Cl B1
   04-25-35                     4.57        1,095,958(o)      1,055,857
Total                                                       651,155,476

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Aerospace & Defense (0.1%)
L-3 Communications
   06-15-12                     7.63%        $980,000        $1,029,000

Automotive (0.1%)
DaimlerChrysler NA Holding
   11-15-13                     6.50        1,565,000         1,625,832
GMAC
   09-15-11                     6.88          485,000           438,210
Total                                                         2,064,042

Banking (1.7%)
Banknorth Group
  Sr Nts
   05-01-08                     3.75        3,405,000         3,323,178
HSBC Bank USA
  Sub Nts
   08-15-35                     5.63       10,260,000         9,755,824
JPMorgan Chase & Co
  Sub Nts
   10-01-15                     5.15        8,685,000         8,508,668
Sovereign Bank
  Sub Nts
   03-15-13                     5.13        1,210,000         1,179,588
Washington Mutual
   09-15-17                     5.25        8,620,000         8,247,211
Total                                                        31,014,469

Brokerage (0.4%)
Morgan Stanley
   10-15-15                     5.38        7,795,000         7,739,554

Chemicals (0.1%)
Airgas
   10-01-11                     9.13          800,000           848,000
Compass Minerals Group
   08-15-11                    10.00          535,000           577,800
MacDermid
   07-15-11                     9.13          290,000           307,400
Total                                                         1,733,200

Diversified Manufacturing (0.4%)
Tyco Intl Group
   02-15-11                     6.75        6,895,000(c)      7,230,911

Electric (2.7%)
Aquila Canada Finance
   06-15-11                     7.75        1,290,000(c)      1,322,250
Carolina Power & Light
  1st Mtge
   12-15-15                     5.25        2,660,000         2,629,772
CMS Energy
  Sr Nts
   01-15-09                     7.50          860,000           879,350
Consumers Energy
  1st Mtge
   02-15-17                     5.15        1,540,000         1,440,239
   09-15-35                     5.80        1,650,000         1,528,704
Dayton Power & Light
  1st Mtge
   10-01-13                     5.13        2,220,000(j)      2,195,493

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Electric (cont.)
Detroit Edison
  1st Mtge
   10-01-37                     5.70%      $2,085,000        $1,995,868
Dominion Resources
  Sr Unsecured Series B
   06-15-35                     5.95        2,910,000         2,792,189
DPL
  Sr Nts
   09-01-11                     6.88        1,841,000         1,951,460
Exelon
   06-15-15                     4.90        3,760,000         3,562,837
IPALCO Enterprises
  Secured
   11-14-08                     8.38          265,000           275,600
   11-14-11                     8.63        1,765,000         1,928,263
Ohio Edison
   06-15-09                     5.65        2,895,000(d)      2,924,558
Ohio Edison
  Sr Nts
   05-01-15                     5.45          785,000           783,928
Ohio Power
  Sr Nts Series H
   01-15-14                     4.85        3,785,000         3,661,609
Pacific Gas & Electric
   03-01-34                     6.05        3,130,000         3,162,489
PacifiCorp
  1st Mtge
   06-15-35                     5.25        1,970,000         1,830,252
Potomac Edison
  1st Mtge
   11-15-14                     5.35        2,145,000         2,137,696
PSI Energy
   10-15-35                     6.12        4,300,000         4,292,574
Southern California Edison
  1st Mtge
   07-15-35                     5.35        1,950,000         1,844,296
Westar Energy
  1st Mtge
   07-01-14                     6.00        6,265,000         6,520,806
Total                                                        49,660,233

Entertainment (0.3%)
Time Warner
   05-15-29                     6.63        3,105,000         3,157,987
United Artists Theatre Circuit
   07-01-15                     9.30        2,799,210         2,771,218
Total                                                         5,929,205

Food and Beverage (0.9%)
Cott Beverages USA
   12-15-11                     8.00          555,000           568,875
Kraft Foods
   06-01-12                     6.25        8,685,000         9,115,941
Kraft Foods
  Sr Unsecured
   11-01-11                     5.63        6,335,000         6,458,723
Total                                                        16,143,539

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Diversified Bond Fund

Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Gaming (0.3%)
Caesars Entertainment
  Sr Nts
   04-15-13                     7.00%      $1,710,000        $1,816,258
MGM MIRAGE
   10-01-09                     6.00          355,000           353,225
   07-15-15                     6.63        1,550,000(d)      1,530,625
MGM MIRAGE
  Sr Nts
   02-27-14                     5.88          370,000           349,650
Mohegan Tribal Gaming Authority
  Sr Nts
   02-15-13                     6.13          290,000           284,200
Mohegan Tribal Gaming Authority
  Sr Sub Nts
   04-01-12                     8.00          380,000           400,900
Station Casinos
  Sr Nts
   04-01-12                     6.00          530,000           528,675
Station Casinos
  Sr Sub Nts
   03-01-16                     6.88        1,090,000(d)      1,106,350
Total                                                         6,369,883

Gas Pipelines (0.2%)
ANR Pipeline
   03-15-10                     8.88          880,000           941,037
Colorado Interstate Gas
  Sr Nts
   03-15-15                     5.95          295,000           282,842
   11-15-15                     6.80          645,000(d)        646,613
Pacific Energy Partners LP/Finance
  Sr Nts
   09-15-15                     6.25          445,000(d)        438,325
Southern Natural Gas
   03-15-10                     8.88          410,000           438,438
Southern Star Central
  Secured
   08-01-10                     8.50          420,000           446,250
Transcontinental Gas Pipe Line
  Series B
   08-15-11                     7.00          910,000           947,537
Total                                                         4,141,042

Health Care (0.8%)
Cardinal Health
   06-15-15                     4.00       14,945,000        13,299,481
HCA
  Sr Nts
   03-15-14                     5.75          595,000           580,127
Triad Hospitals
  Sr Nts
   05-15-12                     7.00          550,000           556,875
Total                                                        14,436,483

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Independent Energy (0.3%)
Chesapeake Energy
   01-15-15                     7.75%        $860,000          $909,450
Chesapeake Energy
  Sr Nts
   06-15-14                     7.50           69,000            72,795
Chesapeake Energy
  Sr Unsecured
   08-15-17                     6.50        1,335,000(d)      1,304,963
Encore Acquisition
  Sr Sub Nts
   04-15-14                     6.25          995,000           947,738
Newfield Exploration
  Sr Nts
   03-01-11                     7.63        1,500,000         1,597,499
Newfield Exploration
  Sr Sub Nts
   08-15-12                     8.38          270,000           287,550
Plains Exploration & Production
  Sr Nts
   06-15-14                     7.13          400,000           410,000
Total                                                         5,529,995

Life Insurance (0.5%)
Pricoa Global Funding I
   06-25-12                     4.63       10,280,000(d)      9,950,207

Lodging (0.1%)
ITT
   11-15-15                     7.38          875,000           938,438

Media Cable (1.0%)
Comcast
   03-15-11                     5.50       18,065,000        18,108,356
DIRECTV Holdings LLC/Financing
  Sr Nts
   03-15-13                     8.38          320,000           347,200
Videotron Ltee
   01-15-14                     6.88          255,000(c)        258,188
   12-15-15                     6.38          240,000(c,d)      237,900
Total                                                        18,951,644

Media Non Cable (0.4%)
Corus Entertainment
  Sr Sub Nts
   03-01-12                     8.75          240,000(c)        254,400
Dex Media West LLC/Finance
  Sr Nts Series B
   08-15-10                     8.50          335,000           353,425
Gray Television
   12-15-11                     9.25           25,000            26,750
Lamar Media
   01-01-13                     7.25          335,000           345,050
News America
   12-15-34                     6.20        4,890,000         4,812,537
Quebecor Media
  Sr Nts
   07-15-11                    11.13          295,000(c)        318,969

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Media Non Cable (cont.)
Radio One
  Series B
   07-01-11                     8.88%        $535,000          $563,756
Sun Media
   02-15-13                     7.63          400,000(c)        411,000
Susquehanna Media
  Sr Sub Nts
   04-15-13                     7.38          450,000           477,563
Total                                                         7,563,450

Metals (0.1%)
Peabody Energy
  Series B
   03-15-13                     6.88          970,000         1,001,525

Oil Field Services (--%)
Pride Intl
  Sr Nts
   07-15-14                     7.38          250,000           269,375

Other Financial Institutions (0.9%)
American Express Credit
  12-02-10                      5.00        2,705,000(e)      2,702,295
Residential Capital
  Sr Unsecured
   06-30-10                     6.38       11,885,000        11,979,997
Willis North America
   07-15-15                     5.63        2,385,000         2,357,830
Total                                                        17,040,122

Other Industry (--%)
ARAMARK Services
   12-01-06                     7.10          500,000           507,120

Paper (0.1%)
Crown Americas LLC/Capital
  Sr Nts
   11-15-13                     7.63          300,000(d)        307,500
   11-15-15                     7.75          865,000(d)        882,300
Total                                                         1,189,800

Pharmaceuticals (0.4%)
AmerisourceBergen
   09-15-15                     5.88          885,000(d)        889,425
Merck & Co
   02-15-13                     4.38        2,935,000         2,773,692
   03-01-15                     4.75        3,390,000         3,232,891
Total                                                         6,896,008

Property & Casualty (0.1%)
Marsh & McLennan Companies
  Sr Unsecured
   09-15-15                     5.75        2,050,000         2,042,272

REITS (0.3%)
Simon Property Group LP
   12-01-15                     5.75        4,830,000(d)      4,858,763

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
23 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Diversified Bond Fund

Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Retailers (0.5%)
CVS
   09-15-14                     4.88%      $5,170,000        $4,971,332
Flooring America
  Series B
   10-15-07                     9.25          185,000(b,i,k)         --
May Department Stores
   07-15-34                     6.70        4,180,000         4,326,434
Total                                                         9,297,766

Transportation Services (0.4%)
ERAC USA Finance
   05-01-15                     5.60        3,330,000(d)      3,288,998
   11-15-15                     5.90        4,280,000(d)      4,317,364
Greater Beijing First Expressways
  Sr Nts
   06-15-07                     9.50        2,290,000(b,c,i,k)       --
Total                                                         7,606,362

Wireless (1.4%)
Nextel Communications
  Sr Nts Series F
   03-15-14                     5.95       21,880,000        21,879,912
US Cellular
  Sr Nts
   12-15-33                     6.70        5,035,000         4,909,488
Total                                                        26,789,400

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Wirelines (3.6%)
Qwest
   03-15-12                     8.88%        $655,000          $735,238
Qwest
  Sr Nts
   06-15-15                     7.63          450,000(d)        478,688
Telecom Italia Capital
   10-01-15                     5.25       16,025,000(c)     15,524,395
TELUS
   06-01-11                     8.00       16,540,000(c)     18,579,265
Verizon Pennsylvania
  Series A
   11-15-11                     5.65       31,443,000        31,363,763
Total                                                        66,681,349

Total Bonds
(Cost: $1,856,896,506)                                   $1,831,805,946

Short-Term Securities (5.8%)(h)
Issuer                       Effective          Amount         Value(a)
                               yield          payable at
                                               maturity
Commercial Paper
Abbey Natl North America LLC
   12-13-05                     4.06%     $10,000,000        $9,985,375
Alpine Securitization
   12-05-05                     4.03       11,800,000(l)     11,793,395
Dakota Nts
   12-01-05                     4.03       15,000,000(l)     14,998,321
Kitty Hawk Funding
   12-13-05                     4.06       20,000,000(l)     19,970,750
Old Line Funding
   12-19-05                     4.07       20,000,000(l)     19,957,145
Park Granada LLC
   12-05-05                     4.05       30,600,000(l)     30,582,788

Total Short-Term Securities
(Cost: $107,299,846)                                       $107,287,774

Total Investments in Securities
(Cost: $1,964,196,352)(s)                                $1,939,093,720

Notes to Investments in Securities
(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2005.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Nov. 30, 2005, the value of foreign securities represented 3.9% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2005, the value of these securities amounted to $76,575,638 or 4.1% of net assets.

(e) At Nov. 30, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $64,981,248.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)  At Nov. 30, 2005, security was partially or fully on loan.

(h) Cash collateral received from security lending activity is invested in short-term securities and represents 2.1% of net assets. 3.7% of net assets is the Fund's cash equivalent position.

(i) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Nov. 30, 2005, is as follows:

     Security                                     Acquisition            Cost
                                                     dates
     Flooring America
       9.25% Series B 2007                  10-09-97 thru 12-17-02     $205,934
     Greater Beijing First Expressway
       9.50% Sr Nts 2007                    06-12-97 thru 11-3-98       380,438

--------------------------------------------------------------------------------
24 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Diversified Bond Fund

(j) Partially pledged as initial deposit on the following open interest rate futures contracts:

     Type of security                                   Notional amount

     Purchase contracts
     U.S. Treasury Note, March 2006, 2-year                 $27,000,000
     U.S. Long Bond, March 2006, 20-year                     22,800,000

     Sale contracts
     U.S. Treasury Note, Dec. 2005, 5-year                   34,500,000
     U.S. Treasury Note, Dec. 2005, 10-year                  29,000,000
     U.S. Treasury Note, March 2006, 5-year                     200,000
     U.S. Treasury Note, March 2006, 10-year                 20,300,000

(k)  Negligible market value.

(l) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2005, the value of these securities amounted to $97,302,399 or 5.3% of net assets.

(m) U.S. Treasury inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(n) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2005.

(o) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2005.

(p) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2005.

(q) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC -- Ambac Assurance Corporation
     FGIC  -- Financial Guaranty Insurance Company
     FSA   -- Financial Security Assurance
     MBIA  -- MBIA Insurance Corporation

(r) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Nov. 30, 2005:

Security                                   Principal        Settlement        Proceeds            Value
                                                              amount            date           receivable
Federal Natl Mtge Assn
 12-01-20 4.50%                          $ 1,000,000         12-15-05       $   960,781      $   966,562
 12-01-35 5.00                             7,000,000         12-13-05         6,750,898        6,733,125
 12-01-35 5.50                            13,000,000         12-13-05        12,735,953       12,800,944

(s) At Nov. 30, 2005, the cost of securities for federal income tax purposes was approximately $1,964,196,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                $  5,278,000
     Unrealized depreciation                                 (30,380,000)
                                                             -----------
     Net unrealized depreciation                            $(25,102,000)
                                                            ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com.

--------------------------------------------------------------------------------
25 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

Investments in Securities
RiverSource VP -- Diversified Equity Income Fund
Nov. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (101.5%)
Issuer                                        Shares           Value(a)

Aerospace & Defense (2.7%)
Goodrich                                      267,800       $10,315,656
Honeywell Intl                                633,400        23,144,436
United Technologies                           308,600        16,615,024
Total                                                        50,075,116

Airlines (1.0%)
AMR                                           920,600(b,d)   15,548,934
Continental Airlines Cl B                     132,900(b)      2,069,253
Total                                                        17,618,187

Auto Components (0.2%)
Ballard Power Systems                         297,800(b,c,d)  1,331,166
Dana                                          228,200         1,590,554
Total                                                         2,921,720

Building Products (--%)
Ameron Intl                                     1,900            85,405

Capital Markets (2.0%)
Lehman Brothers Holdings                       53,900         6,791,400
Mellon Financial                              378,000        12,715,920
Merrill Lynch & Co                            174,200        11,570,364
Morgan Stanley                                 98,500         5,518,955
Total                                                        36,596,639

Chemicals (2.7%)
Air Products & Chemicals                       99,000         5,857,830
Cabot                                          45,000         1,577,250
Dow Chemical                                  491,200        22,226,800
Eastman Chemical                               74,200         4,105,486
EI du Pont de Nemours & Co                    262,200        11,209,050
Olin                                          190,307         3,663,410
Total                                                        48,639,826

Commercial Banks (3.8%)
Bank of America                               807,900        37,074,531
US Bancorp                                    291,500         8,826,620
Wachovia                                      278,300        14,861,220
Wells Fargo & Co                              147,800         9,289,230
Total                                                        70,051,601

Commercial Services & Supplies (1.9%)
Avery Dennison                                 32,200         1,893,038
Cendant                                       621,027        11,035,650
PHH                                            26,565(b)        766,666
Pitney Bowes                                   98,600         4,107,676
RR Donnelley & Sons                           266,100         9,100,620
Waste Management                              284,100         8,497,431
Total                                                        35,401,081

Computers & Peripherals (1.1%)
Hewlett-Packard                               703,500        20,872,845


Common Stocks (continued)
Issuer                                        Shares           Value(a)

Construction & Engineering (3.1%)
Fluor                                         203,400       $15,071,940
Insituform Technologies Cl A                   98,000(b)      1,947,260
McDermott Intl                                949,800(b)     39,758,628
Total                                                        56,777,828

Construction Materials (1.6%)
CEMEX ADR                                     231,102(c)     13,011,043
Hanson ADR                                    329,500(c)     16,870,400
Total                                                        29,881,443

Consumer Finance (0.5%)
Capital One Financial                         104,800         8,704,688

Containers & Packaging (0.2%)
Packaging Corp of America                     180,200         4,178,838

Diversified Financial Services (3.6%)
Citigroup                                   1,367,300        66,382,415

Diversified Telecommunication Services (7.9%)
at&t                                        1,821,220        45,366,635
BellSouth                                     729,674        19,890,913
BT Group                                    3,672,140(c)     13,497,867
MCI                                           191,200         3,797,232
Sprint Nextel                                 509,440        12,756,998
Telefonos de Mexico ADR Cl L                1,406,200(c)     31,541,066
Verizon Communications                        569,405        18,209,572
Total                                                       145,060,283

Electrical Equipment (1.4%)
Cooper Inds Cl A                              113,300         8,241,442
Energy Conversion Devices                      85,400(b)      2,506,490
FuelCell Energy                               151,000(b,d)    1,272,930
Hubbell Cl B                                   34,600         1,678,446
Plug Power                                    254,600(b)      1,306,098
Rockwell Automation                           181,200        10,225,116
Total                                                        25,230,522

Energy Equipment & Services (8.7%)
Baker Hughes                                  561,000        32,173,350
GlobalSantaFe                                 337,700        15,318,072
Halliburton                                   805,783        51,288,088
Schlumberger                                  347,800        33,294,894
Tidewater                                     616,400        27,861,280
Total                                                       159,935,684

Food & Staples Retailing (1.0%)
Albertson's                                   466,500        10,962,750
Wal-Mart Stores                               139,900         6,793,544
Total                                                        17,756,294

Food Products (0.6%)
Archer-Daniels-Midland                        503,300        11,862,781


Common Stocks (continued)
Issuer                                        Shares           Value(a)

Gas Utilities (0.5%)
NiSource                                      401,200        $8,637,836

Health Care Providers & Services (0.7%)
CIGNA                                          66,100         7,437,572
Tenet Healthcare                              780,700(b)      6,105,074
Total                                                        13,542,646

Hotels, Restaurants & Leisure (0.9%)
Royal Caribbean Cruises                       366,100        16,789,346

Household Durables (0.9%)
Whirlpool                                     205,700        16,836,545

Industrial Conglomerates (4.7%)
3M                                            238,700        18,733,176
General Electric                            1,168,808        41,749,822
Textron                                       216,800        17,105,520
Tomkins ADR                                   430,200(c,d)    8,715,852
Total                                                        86,304,370

Insurance (13.9%)
ACE                                           768,300(c)     42,640,650
American Intl Group                           142,100         9,540,594
Aon                                           527,800        19,217,198
Axis Capital Holdings                         369,900(c)     11,200,572
Endurance Specialty Holdings                  328,300(c)     11,309,935
Hartford Financial Services Group              60,400         5,277,148
Jefferson-Pilot                               176,600         9,810,130
Lincoln Natl                                  176,800         9,190,064
Loews                                         250,700        24,212,606
Marsh & McLennan Companies                    741,198        22,895,606
Montpelier Re Holdings                        609,010(c)     11,954,866
Safeco                                        251,900        14,169,375
St. Paul Travelers Companies                  427,500        19,891,575
Torchmark                                     174,400         9,438,528
UnumProvident                                  79,800         1,755,600
XL Capital Cl A                               517,200(c)     34,331,736
Total                                                       256,836,183

IT Services (1.6%)
Computer Sciences                             198,900(b)      9,990,747
Electronic Data Systems                       820,389        18,909,966
Total                                                        28,900,713

Leisure Equipment & Products (0.6%)
Eastman Kodak                                 422,200(d)     10,120,134

Machinery (9.6%)
Caterpillar                                 1,186,000        68,527,079
Crane                                         289,200         9,182,100
Deere & Co                                    279,658        19,394,282

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
26 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Diversified Equity Income Fund

Issuer                                        Shares           Value(a)

Machinery (cont.)
Eaton                                         221,900       $14,139,468
Illinois Tool Works                           214,000        18,889,780
Ingersoll-Rand Cl A                           680,000(c)     26,948,400
Parker Hannifin                               300,200        20,536,682
Total                                                       177,617,791

Media (1.3%)
Gannett                                       137,000         8,441,940
Time Warner                                   390,700         7,024,786
Viacom Cl B                                   239,600         8,002,640
Total                                                        23,469,366

Metals & Mining (1.1%)
Alcoa                                         475,900        13,044,419
Compass Minerals Intl                         172,343         4,150,019
Freeport-McMoRan Copper & Gold Cl B            43,500         2,266,785
Total                                                        19,461,223

Multiline Retail (0.3%)
JC Penney                                     103,700         5,441,139

Oil & Gas (8.3%)
Anadarko Petroleum                             53,400         4,838,574
BP ADR                                        116,600(c)      7,676,944
Chevron                                       581,418        33,321,055
ConocoPhillips                                205,700        12,446,907
Exxon Mobil                                    61,500         3,568,845
Kerr-McGee                                     62,952         5,442,200
Marathon Oil                                  430,600        25,530,274
Petroleo Brasileiro ADR                       432,700(c)     29,250,520
Pioneer Natural Resources                     190,700         9,712,351
Repsol YPF ADR                                283,800(c)      8,377,776
Total ADR                                      97,400(c,d)   12,144,806
Total                                                       152,310,252

Paper & Forest Products (2.1%)
Abitibi-Consolidated                          689,000(c)      2,308,150
Intl Paper                                    579,700        18,277,941
MeadWestvaco                                  136,500         3,820,635
Weyerhaeuser                                  202,200        13,407,882
Total                                                        37,814,608


Common Stocks (continued)
Issuer                                        Shares           Value(a)

Pharmaceuticals (2.6%)
Abbott Laboratories                           236,900        $8,933,499
Bristol-Myers Squibb                          388,100         8,379,079
Merck & Co                                    419,500        12,333,300
Pfizer                                        615,900        13,057,080
Wyeth                                         124,900         5,190,844
Total                                                        47,893,802

Real Estate Investment Trust (0.5%)
Rayonier                                       67,950         2,700,333
Starwood Hotels & Resorts Worldwide Unit       99,600         6,025,800
Total                                                         8,726,133

Road & Rail (2.0%)
Burlington Northern Santa Fe                  355,200        23,507,136
Union Pacific                                 177,000        13,547,580
Total                                                        37,054,716

Semiconductors & Semiconductor Equipment (1.1%)
Intel                                         652,700        17,414,036
Linear Technology                              87,800         3,275,818
Total                                                        20,689,854

Software (0.6%)
Microsoft                                     377,200        10,452,212

Thrifts & Mortgage Finance (2.2%)
Fannie Mae                                    695,356        33,411,856
Washington Mutual                             178,000         7,331,820
Total                                                        40,743,676

Tobacco (1.9%)
Altria Group                                  480,100        34,946,479

Total Common Stocks
(Cost: $1,576,839,342)                                   $1,862,622,220


Preferred Stocks (0.7%)
Issuer                                        Shares           Value(a)

Schering-Plough
  6.00% Cv                                     90,800        $4,618,633
UnumProvident
  8.25% Cv                                    134,900         5,734,869
Xerox
  6.25% Cv                                     13,300         1,605,310

Total Preferred Stocks
(Cost: $11,231,474)                                         $11,958,812

Bond (0.9%)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Wirelines
Qwest Communications Intl
   11-15-25                     3.50%     $14,590,000       $15,822,709

Total Bond
(Cost: $14,590,000)                                         $15,822,709

Short-Term Securities (4.3%)(e)
Issuer                       Effective          Amount         Value(a)
                               yield          payable at
                                               maturity
Commercial Paper
Amsterdam Funding
   12-01-05                     4.05%     $28,500,000(f)    $28,496,798
   12-05-05                     4.03       10,000,000(f)      9,994,410
Bryant Park Funding
   12-27-05                     4.16       15,000,000(f)     14,953,313
Chariot Funding
   12-14-05                     4.07       15,000,000(f)     14,976,317
Park Granada LLC
   12-05-05                     4.04       10,000,000(f)      9,994,389

Total Short-Term Securities
(Cost: $78,424,089)                                         $78,415,227

Total Investments in Securities
(Cost: $1,681,084,905)(g)                                $1,968,818,968


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
27 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Diversified Equity Income Fund

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2005.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2005, the value of foreign securities represented 15.4% of net assets.

(d)  At Nov. 30, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 1.7% of net assets. 2.6% of net assets is the Fund's cash equivalent position.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2005, the value of these securities amounted to $78,415,227 or 4.3% of net assets.

(g) At Nov. 30, 2005, the cost of securities for federal income tax purposes was approximately $1,681,085,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                               $338,360,000
     Unrealized depreciation                                (50,626,000)
                                                            -----------
     Net unrealized appreciation                           $287,734,000
                                                           ------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com.

--------------------------------------------------------------------------------
28 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

Investments in Securities
RiverSource VP -- Emerging Markets Fund
Nov. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (99.5%)(c)
Issuer                                        Shares           Value(a)

Argentina (1.0%)
Real Estate
IRSA Inversiones y Representaciones GDR       207,563(b)     $2,611,143

Brazil (12.7%)
Commercial Banks (1.0%)
UNIBANCO - Uniao de Bancos Brasileiros ADR     41,516         2,567,349

Diversified Telecommunication Services (1.0%)
Tele Norte Leste Participacoes ADR            139,520         2,595,072

Metals & Mining (3.4%)
Cia Vale do Rio Doce ADR                      201,730         7,633,463
Usinas Siderurgicas de Minas Gerais Cl A       30,700           719,586
Total                                                         8,353,049

Oil & Gas (4.1%)
Petroleo Brasileiro ADR                       163,564        10,075,542

Real Estate (1.5%)
Cyrela Brazil Realty                          337,275         3,746,310

Specialty Retail (1.7%)
Lojas Renner                                  125,557         4,212,367

Chile (0.5%)
Metals & Mining
Antofagasta                                    45,080         1,294,320

China (4.9%)
Insurance (1.2%)
China Life Insurance Cl H                   3,794,000(b)      2,983,991

Oil & Gas (3.7%)
CNOOC                                       7,975,000         5,310,436
PetroChina Cl H                             4,944,000         3,884,058
Total                                                         9,194,494

Colombia (0.5%)
Commercial Banks
Bancolombia ADR                                48,336         1,242,235

Czechoslovakia Federated Republic (0.1%)
Pharmaceuticals
Zentiva                                         6,218           276,291

Hong Kong (1.9%)
Multiline Retail (0.8%)
Lifestyle Intl Holdings                     1,421,500         2,022,918

Specialty Retail (1.1%)
Esprit Holdings                               368,500         2,593,626

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Hungary (2.6%)
Commercial Banks (1.4%)
OTP Bank                                      109,156        $3,589,389

Oil & Gas (1.2%)
MOL Magyar Olaj-es Gazipari                    31,353         2,969,743

India (4.8%)
Commercial Banks (0.7%)
State Bank of India GDR                        38,938(c,d)    1,775,183

Construction Materials (0.5%)
Grasim Inds GDR                                43,053(d)      1,290,729

IT Services (1.5%)
Infosys Technologies                           61,991         3,616,939

Tobacco (1.2%)
ITC                                         1,035,377         3,028,191

Wireless Telecommunication Services (0.9%)
Bharti Tele-Ventures                          276,324(b)      2,151,360

Indonesia (0.6%)
Machinery
United Tractors                             4,097,109         1,470,064

Israel (1.5%)
Electronic Equipment & Instruments (0.6%)
Lipman Electronic Engineering                  70,949(b)      1,589,967

Pharmaceuticals (0.9%)
Teva Pharmaceutical Inds ADR                   52,477         2,145,260

Mexico (7.3%)
Beverages (0.5%)
Grupo Modelo Series C                         365,300         1,229,952

Construction Materials (1.2%)
CEMEX ADR                                      53,046         2,986,490

Food & Staples Retailing (1.0%)
Wal-Mart de Mexico Series V                   480,106         2,606,231

Media (1.6%)
Grupo Televisa ADR                             49,356         3,918,866

Wireless Telecommunication Services (3.0%)
America Movil ADR Series L                    260,483         7,481,072

Netherlands (0.6%)
Beverages
Efes Breweries Intl GDR                        46,358(b,d)    1,483,457

Common Stocks (continued)
Issuer                                         Shares          Value(a)

Russia (7.5%)
Commercial Banks (0.3%)
Sberbank                                          652          $717,200

Diversified Telecommunication Services (0.5%)
VolgaTelecom                                  331,386         1,212,873

Food & Staples Retailing (0.9%)
Pyaterochka Holding GDR                        94,673(b,d)    2,176,532

Oil & Gas (4.4%)
LUKOIL ADR                                    158,740         9,056,116
Surgutneftegas ADR                             38,109         1,962,614
Total                                                        11,018,730

Wireless Telecommunication Services (1.4%)
Mobile Telesystems ADR                         97,441         3,456,232

South Africa (13.8%)
Commercial Banks (2.3%)
ABSA Group                                    412,669         5,847,014

Food & Staples Retailing (0.8%)
Massmart Holdings                             253,528         1,967,400

Metals & Mining (6.0%)
Anglo American                                125,462         3,920,686
Anglo Platinum                                 19,093         1,258,002
Gold Fields                                   295,729         4,465,490
Impala Platinum Holdings                       40,042         5,228,329
Total                                                        14,872,507

Oil & Gas (1.9%)
Sasol                                         138,912         4,625,798

Specialty Retail (1.0%)
Foschini                                      367,346         2,573,412

Wireless Telecommunication Services (1.8%)
MTN Group                                     543,963         4,526,257

South Korea (21.9%)
Auto Components (0.6%)
Hankook Tire                                  127,600         1,536,177

Automobiles (1.7%)
Hyundai Motor                                  51,639         4,252,663

Commercial Banks (5.3%)
Kookmin Bank                                  143,430         9,464,094
Shinhan Financial Group                       103,880         4,005,305
Total                                                        13,469,399

Construction & Engineering (0.8%)
Hyundai Development                            49,610         2,089,310

Electric Utilities (0.7%)
Korea Electric Power                           49,450         1,655,568

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
29 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Emerging Markets Fund

Issuer                                        Shares           Value(a)

South Korea (cont.)
Electrical Equipment (0.8%)
Kumho Electric                                 32,130        $2,004,939

Food & Staples Retailing (1.7%)
Shinsegae                                      10,084         4,143,765

Insurance (1.0%)
Samsung Fire & Marine Insurance                23,230         2,435,624

Machinery (0.8%)
Samsung Heavy Inds                            130,810         1,907,570

Media (0.2%)
Cheil Communications                            2,319           521,113

Oil & Gas (0.8%)
SK                                             37,720         1,965,869

Personal Products (0.9%)
Amorepacific                                    6,676         2,171,054

Semiconductors & Semiconductor Equipment (6.6%)
Samsung Electronics                            29,046        16,768,912

Taiwan (12.2%)
Computers & Peripherals (2.8%)
Acer                                        1,399,019         3,098,467
Asustek Computer                              801,980         2,265,676
Quanta Computer                             1,126,000         1,724,942
Total                                                         7,089,085

Electronic Equipment & Instruments (3.0%)
AU Optronics ADR                              272,271         3,934,316
Hon Hai Precision Industry                    699,774         3,549,694
Total                                                         7,484,010

Industrial Conglomerates (--%)
Far Eastern Textile                           145,400            88,723

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Taiwan (cont.)
Insurance (0.9%)
Cathay Financial Holding                    1,175,000        $2,125,390

Real Estate (0.8%)
Hung Poo Real Estate Development            3,422,000         1,875,713

Semiconductors & Semiconductor Equipment (4.7%)
Siliconware Precision Industries            1,505,000         1,583,761
Taiwan Semiconductor Mfg                    5,693,898        10,122,552
Total                                                        11,706,313

Thailand (2.0%)
Commercial Banks
Bangkok Bank                                1,035,800         2,634,699
Kasikornbank                                1,467,600         2,275,276
Total                                                         4,909,975

Turkey (3.1%)
Beverages (0.6%)
Anadolu Efes Biracilik ve Malt Sanayil         51,954         1,396,764

Commercial Banks (1.8%)
Akbank                                        418,470         3,299,817
Turkiye Vakiflar Bankasi Tao Cl D             277,400(b)      1,372,253
Total                                                         4,672,070

Household Durables (0.7%)
Arcelik                                       276,312         1,754,194

Total Common Stocks
(Cost: $213,099,266)                                       $248,119,755


Preferred Stocks (2.8%)(c)
Issuer                                        Shares           Value(a)

Brazil (1.8%)
Banco Bradesco                                 98,172        $3,010,988
Caemi Mineracao e Metalurgica                 924,000         1,441,066
Total                                                         4,452,054

Russia (1.0%)
Transneft                                       1,416(b)      2,534,640

Total Preferred Stocks
(Cost: $5,921,123)                                           $6,986,694

Short-Term Security (2.7%)
Issuer                       Effective          Amount         Value(a)
                               yield          payable at
                                               maturity
Commercial Paper
Amsterdam Funding
   12-01-05                     4.03%      $6,700,000(e)     $6,699,250

Total Short-Term Security
(Cost: $6,700,000)                                           $6,699,250

Total Investments in Securities
(Cost: $225,720,389)(f)                                    $261,805,699

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
30 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Emerging Markets Fund

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2005.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2005, the value of these securities amounted to $6,725,901 or 2.7% of net assets.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2005, the value of these securities amounted to $6,699,250 or 2.7% of net assets.

(f) At Nov. 30, 2005, the cost of securities for federal income tax purposes was approximately $225,720,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                $38,619,000
     Unrealized depreciation                                 (2,534,000)
                                                             ----------
     Net unrealized appreciation                            $36,085,000
                                                            -----------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com.

--------------------------------------------------------------------------------
31 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

Investments in Securities
RiverSource VP -- Global Bond Fund
Nov. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (94.8%)(c)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Australia (1.8%)
Commonwealth Bank of Australia
  (European Monetary Unit)
   11-12-09                     3.38%         610,000          $726,599
New South Wales Treasury
  (Australian Dollar)
   03-01-08                     8.00        8,330,000         6,471,331
Telstra
   04-01-12                     6.38          450,000           476,947
Western Australian Treasury
  (Australian Dollar)
   10-16-06                     5.50        3,360,000         2,482,808
Total                                                        10,157,685

Austria (1.0%)
Republic of Austria
  (European Monetary Unit)
   01-15-10                     5.50        4,490,000         5,791,983

Belgium (3.0%)
Kingdom of Belgium
  (European Monetary Unit)
   03-28-10                     3.00        9,150,000        10,758,067
   09-28-10                     5.75        4,750,000         6,253,151
Total                                                        17,011,218

Brazil (0.2%)
Federal Republic of Brazil
   01-15-18                     8.00        1,055,000         1,107,750

Canada (2.3%)
Aquila Canada Finance
   06-15-11                     7.75          150,000           153,750
Canada Housing Trust #1
  (Canadian Dollar)
   06-15-06                     5.53        3,150,000         2,727,840
Canadian Pacific Railway
  (Canadian Dollar)
   06-15-10                     4.90          395,000(d)        346,607
Corus Entertainment
  Sr Sub Nts
   03-01-12                     8.75           30,000            31,800
Province of British Columbia
  (Canadian Dollar)
   08-23-10                     6.38        6,900,000         6,512,880
Province of Ontario
  (Canadian Dollar)
   03-08-06                     5.90        3,600,000         3,110,772
Sun Media
   02-15-13                     7.63           50,000            51,375
Videotron Ltee
   01-15-14                     6.88           35,000            35,438
   12-15-15                     6.38           75,000(d)         74,343
Total                                                        13,044,805

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Czechoslovakia Federated Republic (0.2%)
Republic of Czechoslovakia
  (Czech Crown)
   06-16-13                     3.70%      32,900,000        $1,356,357

Denmark (0.7%)
Realkredit Danmark
  (Danish Krone)
   01-01-08                     4.00       25,100,000         4,053,541

Finland (2.0%)
Republic of Finland
  (European Monetary Unit)
   07-04-07                     5.00        9,470,000        11,555,735

France (6.3%)
Dexia Municipal Agency
  (European Monetary Unit)
   09-03-07                     4.25          600,000           723,965
France Telecom
   03-01-06                     7.20          550,000           553,615
Govt of France
  (European Monetary Unit)
   04-25-12                     5.00        9,465,000        12,291,117
   04-25-13                     4.00        9,790,000        12,065,226
   10-25-16                     5.00        7,570,000        10,123,446
Total                                                        35,757,369

Germany (10.6%)
Allgemeine Hypothekenbank Rheinboden
  (European Monetary Unit)
   09-02-09                     5.00        2,130,000(d)      2,661,553
Bayerische Landesbank
  (Japanese Yen) Sr Nts
   04-22-13                     1.40      300,000,000         2,540,948
Bundesrepublik Deutschland
  (European Monetary Unit)
   01-04-10                     5.38          520,000           667,543
   07-04-13                     3.75       12,600,000        15,274,898
   07-04-27                     6.50        7,495,000        12,377,481
   07-04-28                     4.75        2,050,000         2,763,813
   07-04-34                     4.75        4,895,000         6,727,474
Bundesschatzanweisungen
  (European Monetary Unit)
   12-16-05                     2.75        7,200,000         8,491,449
DEPFA Deutsche Pfandbriefbank
  (European Monetary Unit)
   01-15-10                     5.50        2,190,000         2,815,925
Deutsche Bank
  (European Monetary Unit)
   07-28-09                     4.25          460,000           565,530
Landesbank Berlin Girozentrale
  (European Monetary Unit)
   04-30-07                     5.00        2,100,000         2,547,488

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Germany (cont.)
Rheinische Hypothekenbank
  (European Monetary Unit)
   07-05-10                     5.75%       2,250,000        $2,940,317
Total                                                        60,374,419

Greece (4.0%)
Hellenic Republic
  (European Monetary Unit)
   06-21-06                     2.75        7,810,000         9,215,158
   04-19-07                     4.65        6,040,000         7,297,199
   10-22-22                     5.90        4,330,000         6,337,684
Total                                                        22,850,041

Italy (4.9%)
Buoni Poliennali Del Tesoro
  (European Monetary Unit)
   03-01-07                     4.50        7,930,000         9,548,270
   10-15-07                     5.00        8,690,000        10,640,030
   11-01-26                     7.25        3,600,191         6,219,153
Telecom Italia Capital
   10-01-15                     5.25        1,735,000         1,680,800
Total                                                        28,088,253

Japan (8.5%)
Development Bank of Japan
  (Japanese Yen)
   06-20-12                     1.40      680,000,000         5,811,985
Govt of Japan
  (Japanese Yen)
   12-21-09                     1.70    2,239,000,000        19,513,762
   03-22-10                     1.70      328,000,000         2,859,725
   06-20-12                     1.40      736,000,000         6,291,964
   12-20-12                     1.00    1,358,000,000        11,264,406
   12-20-14                     1.30      233,000,000         1,932,150
   12-20-34                     2.40       74,000,000           617,307
Total                                                        48,291,299

Malaysia (0.3%)
Petronas Capital
   05-22-12                     7.00        1,475,000(d)      1,619,307

Mexico (0.3%)
Govt of Mexico
  (Mexican Peso)
   12-24-09                     9.00       15,350,000         1,492,464
United Mexican States
  (Japanese Yen)
   06-06-06                     6.75       48,000,000           413,695
Total                                                         1,906,159



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
32 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Global Bond Fund

Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Netherlands (3.0%)
Bank Nederlandse Gemeenten
  (British Pound) Sr Unsub
   08-06-07                     7.38%       1,200,000        $2,166,489
Govt of Netherlands
  (European Monetary Unit)
   01-15-08                     2.50        9,810,000        11,504,527
   07-15-12                     5.00        2,565,000         3,339,762
Total                                                        17,010,778

New Zealand (1.1%)
Govt of New Zealand
  (New Zealand Dollar)
   11-15-06                     8.00        9,200,000         6,527,906

Norway (1.1%)
Govt of Norway
  (Norwegian Krone)
   05-16-11                     6.00       38,500,000         6,349,511

Poland (1.2%)
Republic of Poland
  (Polish Zloty)
   03-24-10                     5.75       22,190,000         6,812,976

South Africa (0.3%)
Republic of South Africa
  (South African Rand)
   08-31-10                    13.00       10,415,000         1,957,698

South Korea (0.1%)
Korea Development Bank
  (Japanese Yen)
   06-25-08                     0.98       65,000,000           544,104

Spain (3.2%)
Caja de Ahorros y Monte de Piedad de Madrid
  (European Monetary Unit)
   03-25-11                     3.50        2,900,000         3,460,295
Govt of Spain
  (European Monetary Unit)
   07-30-09                     5.15       11,865,000        15,028,020
Total                                                        18,488,315

Supra-National (1.0%)
European Investment Bank
  (British Pound)
   12-07-11                     5.50        3,080,000         5,598,359

Sweden (0.5%)
Govt of Sweden
  (Swedish Krona)
   03-15-11                     5.25       20,520,000         2,804,029

United Kingdom (4.5%)
BT Group
   12-15-10                     8.38          550,000           626,743

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
United Kingdom (cont.)
HBOS Treasury Services
  (European Monetary Unit)
   02-12-09                     3.50%       1,900,000        $2,270,150
United Kingdom Treasury
  (British Pound)
   03-07-12                     5.00        6,795,000        12,232,361
   09-07-14                     5.00        5,790,000        10,565,339
Total                                                        25,694,593

United States (32.8%)
Aesop Funding II LLC
  Series 2004-2A Cl A1 (FGIC)
   04-20-08                     2.76          500,000(d,h)      487,804
Airgas
   10-01-11                     9.13           75,000            79,500
Allied Waste North America
  Series B
   04-01-08                     8.88           35,000            36,838
AmeriCredit Automobile Receivables Trust
  Series 2005-BM Cl A3 (MBIA)
   02-06-10                     4.05        1,700,000(h)      1,678,486
AmeriCredit Automobile Receivables Trust
  Series 2005-DA Cl A3
   12-06-10                     4.87          550,000           550,408
AmerisourceBergen
   09-15-15                     5.88          225,000(d)        226,125
ANR Pipeline
   03-15-10                     8.88           75,000            80,202
ARG Funding
  Series 2005-1A Cl A3 (MBIA)
   04-20-11                     4.29        1,000,000(d,h)      973,121
Banc of America Commercial Mtge
  Series 2005-1 Cl A4
   11-10-42                     4.88          650,000(f)        645,429
Banc of America Large Loan
  Series 2005-BOCA Cl A1
   12-15-16                     4.24          724,135(d,f,g)    724,320
Banc of America Large Loan
  Series 2005-BOCA Cl A2
   12-15-16                     4.29        1,675,000(d,f,g)  1,675,943
Bank of America-First Union NB Commercial Mtge
  Series 2001-3 Cl A1
   04-11-37                     4.89          734,300(f)        732,683
Bayerische Landesbank
  Sub Nts
   12-01-08                     5.88          800,000           826,463
Bear Stearns Commercial Mtge Securities
  Series 2003-T10 Cl A1
   03-13-40                     4.00          344,082(f)        332,752
Bear Stearns Commercial Mtge Securities
  Series 2004-T16 Cl A3
   02-13-46                     4.03          480,000(f)        462,784
Bear Stearns Commercial Mtge Securities
  Series 2005-PWR8 Cl A1
   06-11-41                     4.21        1,422,470(f)      1,398,018
Bear Stearns Commercial Mtge Securities
  Series 2005-T20 Cl E
   10-12-42                     5.16          500,000(f)        489,295

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
United States (cont.)
Caesars Entertainment
  Sr Nts
   04-15-13                     7.00%        $510,000(i)       $541,691
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
   11-20-14                     4.46        1,885,265(d,f)    1,849,261
Capital Auto Receivables Asset Trust
  Series 2004-1
   09-15-10                     2.84          700,000           677,621
Capital Auto Receivables Asset Trust
  Series 2005-1 Cl A4
   07-15-09                     4.05        1,400,000         1,374,184
Capital One Auto Finance Trust
  Series 2005-BSS Cl A3
   11-15-09                     4.08        1,000,000           984,710
Cardinal Health
   06-15-15                     4.00        1,300,000(i)      1,156,864
Carmax Auto Owner Trust
  Series 2005-1 Cl A4
   03-15-10                     4.35          500,000           494,102
CDC Commercial Mtge Trust
  Series 2002-FX1 Cl A2
   11-15-30                     5.68        1,000,000(f)      1,023,338
Chesapeake Energy
   01-15-15                     7.75          105,000           111,038
Chesapeake Energy
  Sr Nts
   06-15-14                     7.50           15,000            15,825
Chesapeake Energy
  Sr Unsecured
   08-15-17                     6.50          165,000(d)        161,288
Citigroup Commercial Mtge Trust
  Series 2005-C3 Cl A1
   05-15-43                     4.39          951,902(f)        937,461
Citigroup Commercial Mtge Trust
  Series 2005-EMG Cl A1
   09-20-51                     4.15        1,777,494(d,f)    1,744,634
Citigroup
  (European Monetary Unit) Sr Nts
   05-21-10                     3.88        2,580,000         3,121,573
Citigroup/Deutsche Bank Commercial Mtge Trust
  Series 2005-CD1 Cl A4
   07-15-44                     5.23        1,650,000(f)      1,651,292
Citigroup/Deutsche Bank Commercial Mtge Trust
  Series 2005-CD1 Cl ASB
   07-15-44                     5.23        1,075,000(f)      1,078,224
CMS Energy
  Sr Nts
   01-15-09                     7.50          150,000           153,375
Colorado Interstate Gas
  Sr Nts
   03-15-15                     5.95           35,000            33,558
   11-15-15                     6.80          200,000(d)        200,500
Comcast Cable Communications Holdings
   03-15-13                     8.38           48,000            55,407
Compass Minerals Group
   08-15-11                    10.00           75,000            81,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
33 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Global Bond Fund

Issuer                        Coupon           Principal       Value(a)
                               rate             amount
United States (cont.)
Cott Beverages USA
  12-15-11                      8.00%        $195,000          $199,875
Countrywide Alternative Loan Trust
 Series 2005-6CB Cl 1A1
  04-25-35                      7.50        1,156,741(f)      1,195,941
Crown Americas LLC/Capital
 Sr Nts
  11-15-13                      7.63           35,000(d)         35,875
  11-15-15                      7.75          105,000(d)        107,100
CS First Boston Mtge Securities
 Series 2002-CKS4 Cl A1
  11-15-36                      4.49        1,130,841(f)      1,110,598
CS First Boston Mtge Securities
 Series 2004-C1 Cl A2
  01-15-37                      3.52          150,000(f)        144,399
CS First Boston Mtge Securities
 Series 2005-C4 Cl A1
  08-15-38                      4.77        2,173,434(f)      2,161,448
CS First Boston Mtge Securities
 Series 2005-C5 Cl A2
  08-15-38                      5.10          550,000(f)        549,753
DaimlerChrysler NA Holding
 (European Monetary Unit)
  01-16-07                      5.63          655,000           794,547
Dex Media West LLC/Finance
 Sr Nts Series B
  08-15-10                      8.50           55,000            58,025
DIRECTV Holdings LLC/Financing
 Sr Nts
  03-15-13                      8.38           45,000            48,825
Encore Acquisition
 Sr Sub Nts
  04-15-14                      6.25          130,000           123,825
ERAC USA Finance
  05-01-15                      5.60        1,515,000(d)      1,496,345
  11-15-15                      5.90          305,000(d)        307,663
Federal Home Loan Mtge Corp
  07-12-10                      4.13        6,765,000         6,582,284
Federal Home Loan Mtge Corp #A11799
  08-01-33                      6.50          130,648(f)        133,691
Federal Home Loan Mtge Corp #A15881
  11-01-33                      5.00          915,175(f)        883,771
Federal Home Loan Mtge Corp #E01377
  05-01-18                      4.50          685,450(f)        665,341
Federal Home Loan Mtge Corp #E91326
  09-01-17                      6.50          210,338(f)        216,504
Federal Home Loan Mtge Corp #E99967
  10-01-18                      5.00          730,357(f)        721,141
Federal Home Loan Mtge Corp #G01535
  04-01-33                      6.00        1,057,444(f)      1,071,344
Federal Home Loan Mtge Corp
 (European Monetary Unit)
  02-15-07                      4.63        3,835,000         4,619,396
Federal Natl Mtge Assn
  10-15-06                      4.38        3,025,000         3,019,879
Federal Natl Mtge Assn #255377
  08-01-34                      7.00          992,179(f)      1,035,856

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
United States (cont.)
Federal Natl Mtge Assn #360800
  01-01-09                      5.74%        $633,697(f)       $644,631
Federal Natl Mtge Assn #386599
  11-01-10                      4.47          361,214(f)        354,534
Federal Natl Mtge Assn #440730
  12-01-28                      6.00          886,024(f)        896,900
Federal Natl Mtge Assn #555316
  02-01-13                      4.87          794,690(f)        785,124
Federal Natl Mtge Assn #555734
  07-01-23                      5.00          657,076(f)        638,878
Federal Natl Mtge Assn #555740
  08-01-18                      4.50          364,506(f)        353,087
Federal Natl Mtge Assn #575487
  04-01-17                      6.50          491,049(f)        508,329
Federal Natl Mtge Assn #621581
  12-01-31                      6.50          406,754(f)        420,243
Federal Natl Mtge Assn #631315
  02-01-17                      5.50          259,695(f)        261,519
Federal Natl Mtge Assn #639965
  08-01-17                      6.00          840,332(f)        860,297
Federal Natl Mtge Assn #640996
  05-01-32                      7.50          308,501(f)        323,907
Federal Natl Mtge Assn #646147
  06-01-32                      7.00          245,787(f)        258,362
Federal Natl Mtge Assn #652284
  08-01-32                      6.50          283,648(f)        290,862
Federal Natl Mtge Assn #653145
  07-01-17                      6.00          172,821(f)        177,020
Federal Natl Mtge Assn #654121
  09-01-17                      6.00          653,209(f)        669,068
Federal Natl Mtge Assn #655589
  08-01-32                      6.50        1,103,286(f)      1,137,488
Federal Natl Mtge Assn #666424
  08-01-32                      6.50          228,171(f)        233,975
Federal Natl Mtge Assn #670461
  11-01-32                      7.50          323,982(f)        340,162
Federal Natl Mtge Assn #683897
  01-01-33                      6.00        1,457,639(f)      1,467,437
Federal Natl Mtge Assn #684595
  03-01-33                      6.00        1,037,652(f)      1,044,627
Federal Natl Mtge Assn #687583
  04-01-33                      6.00        2,496,380(f)      2,514,214
Federal Natl Mtge Assn #688034
  03-01-33                      5.50          331,415(f)        327,884
Federal Natl Mtge Assn #688691
  03-01-33                      5.50          627,847(f)        619,885
Federal Natl Mtge Assn #720786
  09-01-33                      5.50        1,322,489(f)      1,305,718
Federal Natl Mtge Assn #725232
  03-01-34                      5.00        1,000,226(f)        965,776
Federal Natl Mtge Assn #735029
  09-01-13                      5.28          689,586(f)        696,019
Federal Natl Mtge Assn #739474
  10-01-33                      5.50          726,159(f)        718,587
Federal Natl Mtge Assn #741850
  09-01-33                      5.50        1,910,589(f)      1,886,359
Federal Natl Mtge Assn #748110
  10-01-33                      6.50        2,431,432(f)      2,489,198

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
United States (cont.)
Federal Natl Mtge Assn #753507
  12-01-18                      5.00%      $2,524,027(f)     $2,492,060
Federal Natl Mtge Assn #755498
  11-01-18                      5.50        1,676,584(f)      1,686,914
Federal Natl Mtge Assn #756799
  11-01-33                      6.50          589,460(f)        604,967
Federal Natl Mtge Assn #756844
  02-01-19                      5.00          580,176(f)        572,075
Federal Natl Mtge Assn #757299
  09-01-19                      4.50        3,356,880(f)      3,251,635
Federal Natl Mtge Assn #783646
  06-01-34                      5.50          840,984(f)        829,273
Federal Natl Mtge Assn #791393
  10-01-19                      5.50        2,896,398(f)      2,910,264
Franklin Auto Trust
 Series 2004-1 Cl A3 (MBIA)
  03-15-12                      4.15          800,000(h)        789,378
GE Capital Commercial Mtge
 Series 2001-3 Cl A1
  06-10-38                      5.56          673,224(f)        679,971
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
  06-10-48                      4.77          500,000(f)        481,969
GE Capital Commercial Mtge
 Series 2005-C3 Cl A1
  07-10-45                      4.59        1,036,046(f)      1,025,065
General Electric Capital Assurance
 Series 2003-1 Cl A3
  05-12-35                      4.77        1,775,000(d,f)    1,740,598
General Electric Capital
 (European Monetary Unit) Sr Unsub
  06-20-07                      5.13          540,000           657,584
General Electric Capital
 (New Zealand Dollar)
  02-04-10                      6.63        3,435,000         2,368,720
Genworth Financial
 (Japanese Yen)
  06-20-11                      1.60      140,000,000         1,170,158
GMAC
  09-15-11                      6.88           60,000            54,212
GMAC Commercial Mtge Securities
 Series 2004-C3 Cl A4
  12-10-41                      4.55          900,000(f)        868,149
GMAC Commercial Mtge Securities
 Series 2005-C1 Cl A1
  05-10-43                      4.21          763,421(f)        749,199
Govt Natl Mtge Assn #604708
  10-15-33                      5.50          815,008(f)        813,288
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
  01-20-32                     20.00          737,873(f,e)       75,604
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A4
  06-10-36                      4.76          800,000(f)        787,067

See accompanying notes to investments in securities.

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34 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Global Bond Fund

Issuer                        Coupon           Principal       Value(a)
                               rate             amount
United States (cont.)
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
  06-10-36                      4.88%        $500,000(f)       $493,770
Greenwich Capital Commercial Funding
 Series 2005-GG3 Cl A1
  08-10-42                      3.92          524,162(f)        514,947
Greenwich Capital Commercial Funding
 Series 2005-GG3 Cl A3
  08-10-42                      4.57        1,550,000(f)      1,500,993
GS Mtge Securities II
 Series 2004-GG2 Cl A4
  08-10-38                      4.96          900,000(f)        890,468
GS Mtge Securities II
 Series 2005-GG4 Cl A1
  07-10-39                      4.37        1,198,205(f)      1,179,059
HCA
 Sr Nts
  03-15-14                      5.75          100,000            97,500
HSBC Bank USA
 Sub Nts
  08-15-35                      5.63        2,750,000         2,614,865
Intl Paper
 (European Monetary Unit)
  08-11-06                      5.38          500,000           599,171
IPALCO Enterprises
 Secured
  11-14-08                      8.38          140,000           145,600
ITT
  11-15-15                      7.38          180,000           193,050
JPMorgan Chase & Co
 Sub Nts
  10-01-15                      5.15        1,785,000         1,748,759
JPMorgan Chase Commercial Mtge Securities
 Series 2002-CIB5 Cl A1
  10-12-37                      4.37        1,129,836(f)      1,109,073
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
  10-15-37                      4.13          358,860(f)        345,762
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
  03-12-39                      3.97          408,699(f)        394,706
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A5
  01-12-37                      4.65          700,000(f)        678,181
L-3 Communications
  06-15-12                      7.63          155,000           162,750
Lamar Media
  01-01-13                      7.25           50,000            51,500
LB-UBS Commercial Mtge Trust
 Series 2003-C8 Cl A3
  11-15-27                      4.83          900,000(f)        887,940
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
  03-15-29                      3.97          650,000(f)        611,787
LB-UBS Commercial Mtge Trust
 Series 2004-C4 Cl A3
  06-15-29                      4.99          850,000(f)        851,111

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
United States (cont.)
LB-UBS Commercial Mtge Trust
 Series 2004-C6 Cl A1
  08-15-29                      3.88%      $1,199,227(f)     $1,169,210
LB-UBS Commercial Mtge Trust
 Series 2004-C6 Cl A2
  08-15-29                      4.19        1,100,000(f)      1,071,851
LB-UBS Commercial Mtge Trust
 Series 2004-C6 Cl A4
  08-15-29                      4.58          950,000(f)        924,564
LB-UBS Commercial Mtge Trust
 Series 2004-C7 Cl A2
  10-15-29                      3.99          800,000(f)        771,344
LB-UBS Commercial Mtge Trust
 Series 2004-C8 Cl A2
  12-15-29                      4.20        1,000,000(f)        972,270
LB-UBS Commercial Mtge Trust
 Series 2005-C3 Cl A1
  07-15-30                      4.39          834,756(f)        825,140
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl A2
  09-15-30                      4.89        1,050,000(f)      1,041,758
Long Beach Auto Receivables Trust
 Series 2004-C Cl A3 (FSA)
  09-15-09                      3.40          600,000(h)        593,124
MacDermid
  07-15-11                      9.13           20,000            21,200
Merrill Lynch Mtge Trust
 Series 2005-MCP1 Cl A1
  06-12-43                      4.22        1,082,358(f)      1,064,159
MGM MIRAGE
  10-01-09                      6.00           25,000            24,875
  07-15-15                      6.63          190,000(d)        187,625
MGM MIRAGE
 Sr Nts
  02-27-14                      5.88          125,000           118,125
Mohegan Tribal Gaming Authority
 Sr Nts
  02-15-13                      6.13           30,000            29,400
Mohegan Tribal Gaming Authority
 Sr Sub Nts
  04-01-12                      8.00           50,000            52,750
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
  06-13-41                      4.34          825,000(f)        804,772
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
  04-14-40                      4.59          690,000(f)        670,570
Morgan Stanley Capital I
 Series 2005-IQ10 Cl A4A
  09-15-42                      5.23        1,100,000(f)      1,093,658
Morgan Stanley Group
 (European Monetary Unit)
  03-16-06                      5.25        2,180,000         2,588,245
Morgan Stanley, Dean Witter Capital I
 Series 2002-TOP7 Cl A2
  01-15-39                      5.98        1,350,000(f)      1,403,846

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
United States (cont.)
Newfield Exploration
 Sr Sub Nts
  08-15-12                      8.38%        $320,000          $340,799
Nextel Communications
 Sr Nts Series F
  03-15-14                      5.95          185,000           184,999
Pacific Energy Partners LP/Finance
 Sr Nts
  09-15-15                      6.25           55,000(d)         54,175
Peabody Energy
 Series B
  03-15-13                      6.88          145,000           149,713
Plains Exploration & Production
 Sr Nts
  06-15-14                      7.13           50,000            51,250
Popular ABS Mtge Pass-Through Trust
 Series 2005-A Cl AF2
  06-25-35                      4.49          560,000           549,879
Potomac Edison
 1st Mtge
  11-15-14                      5.35           75,000            74,745
Pricoa Global Funding I
  06-25-12                      4.63        2,935,000(d)      2,840,842
Pride Intl
 Sr Nts
  07-15-14                      7.38           25,000            26,938
Prudential Commercial Mtge Trust
 Series 2003-PWR1 Cl A1
  02-11-36                      3.67          813,483(f)        779,551
Qwest
  03-15-12                      8.88          130,000           145,925
Qwest
 Sr Nts
  06-15-15                      7.63          140,000(d)        148,925
Residential Capital
 Sr Unsecured
  06-30-10                      6.38        2,305,000         2,323,424
Simon Property Group LP
  12-01-15                      5.75           85,000(d)         85,506
Southern Natural Gas
  03-15-10                      8.88          100,000           106,936
Southern Star Central
 Secured
  08-01-10                      8.50           60,000            63,750
Sprint Capital
  11-15-28                      6.88        1,470,000         1,578,858
Station Casinos
 Sr Nts
  04-01-12                      6.00           90,000            89,775
Station Casinos
 Sr Sub Nts
  03-01-16                      6.88          335,000(d)        340,025
Susquehanna Media
 Sr Sub Nts
  04-15-13                      7.38          115,000           122,044
Toyota Motor Credit
 (Japanese Yen) Sr Unsub
  06-09-08                      0.75      312,000,000         2,623,237

See accompanying notes to investments in securities.

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35 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Global Bond Fund

Issuer                        Coupon           Principal       Value(a)
                               rate             amount
United States (cont.)
Transcontinental Gas Pipe Line
 Series B
  08-15-11                      7.00%         $85,000           $88,506
Triad Auto Receivables Owner Trust
 Series 2005-A Cl A3 (AMBAC)
  03-12-10                      4.05        1,500,000(h)      1,481,790
Triad Hospitals
 Sr Nts
  05-15-12                      7.00          100,000           101,250
U.S. Treasury
  06-30-07                      3.63        2,050,000         2,025,416
  02-15-08                      3.38        1,910,000         1,868,517
  11-15-10                      4.50        1,180,000         1,183,826
  11-15-15                      4.50        1,270,000         1,270,198
  08-15-23                      6.25        5,870,000         6,868,587
  02-15-26                      6.00        7,490,000(i)      8,633,685

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
United States (cont.)
U.S. Treasury Inflation-Indexed Bond
  01-15-15                      1.63%      $5,916,493(j)      5,671,951
Verizon Pennsylvania
 Series A
  11-15-11                      5.65        7,865,000         7,845,180
Wachovia Bank Commercial Mtge Trust
 Series 2003-C8 Cl A2
  11-15-35                      3.89          750,000(f)        726,166
Wachovia Bank Commercial Mtge Trust
 Series 2005-C16 Cl A3
  10-15-41                      4.62        1,050,000(f)      1,018,622
Washington Mutual
 Series 2005
  12-25-45                      4.39        1,165,000(b,f)    1,165,000
Total                                                       187,058,251

Total Bonds
(Cost: $550,555,561)                                       $541,812,441

Short-Term Securities (3.9%)
Issuer                       Effective          Amount         Value(a)
                               yield          payable at
                                               maturity
Commercial Paper
Nieuw Amsterdam
  12-01-05                      4.04%      $2,500,000(k)     $2,499,719
Park Granada LLC
  12-01-05                      4.05       10,000,000(k)      9,998,875
  12-14-05                      4.09        5,000,000(k)      4,992,067
  12-21-05                      4.13        5,000,000(k)      4,987,983
Total Short-Term Securities
(Cost: $22,481,189)                                         $22,478,644

Total Investments in Securities
(Cost: $573,036,750)(l)                                    $564,291,085

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2005.

(b) At Nov. 30, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $1,165,000.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2005, the value of these securities amounted to $20,089,485 or 3.5% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2005.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2005.

(h) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC -- Ambac Assurance Corporation
     FGIC  -- Financial Guaranty Insurance Company
     FSA   -- Financial Security Assurance
     MBIA  -- MBIA Insurance Corporation

(i) Partially pledged as initial deposit on the following open interest rate futures contracts:

     Type of security Notional amount

     Purchase contracts
     EuroBund, Dec. 2005, 10-year                            $2,200,000
     U.S. Treasury Note, March 2006, 10-year                  4,800,000

     Sale contracts
     U.S. Treasury Note, Dec, 2005, 5-year                    5,000,000

--------------------------------------------------------------------------------
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



RiverSource VP -- Global Bond Fund

Notes to Investments in Securities (continued)

(j) U.S. Treasury inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(k) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2005, the value of these securities amounted to $22,478,644 or 3.9% of net assets.

(l) At Nov. 30, 2005, the cost of securities for federal income tax purposes was approximately $573,037,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                               $   8,949,000
     Unrealized depreciation                                 (17,695,000)
                                                             -----------
     Net unrealized depreciation                           $  (8,746,000)
                                                           -------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com.

--------------------------------------------------------------------------------
37 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

Investments in Securities
RiverSource VP -- Global Inflation Protected Securities Fund
Nov. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (95.3%)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Canada (3.0%)
Govt of Canada
 (Canadian Dollar)
   12-01-26                     4.25%       4,161,647(b,c)   $5,203,875

France (9.9%)
Govt of France
 (European Monetary Unit)
   07-25-12                     3.00        7,967,494(b,c)   10,502,241
   07-25-20                     2.25        5,206,572(b,c)    6,735,870
Total                                                        17,238,111

Italy (10.0%)
Buoni Poliennali Del Tesoro
 (European Monetary Unit)
   09-15-10                     0.95       10,755,624(b,c)   12,577,891
   09-17-35                     2.35        3,653,628(b,c)    4,762,906
Total                                                        17,340,797

Sweden (2.0%)
Govt of Sweden
 (Swedish Krone)
  12-01-28                      3.50       18,880,000(c,e)    3,467,017

Bonds (95.3%)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
United Kingdom (17.6%)
United Kingdom Gilt Inflation Linked
  (British Pound)
   07-26-16                     2.50%       1,530,000(c,e)   $6,785,251
   04-16-20                     2.50        3,020,000(c,e)   13,676,273
   07-22-30                     4.13        2,600,000(c,e)   10,218,642
Total                                                        30,680,166

United States (52.8%)
Federal Home Loan Bank
   04-18-08                     4.13        1,000,000           987,031
Federal Home Loan Mtge Corp
   10-15-08                     5.13        1,100,000         1,111,480
   07-15-09                     4.25        1,000,000           983,820
   07-12-10                     4.13        1,000,000           972,991
Federal Natl Mtge Assn
   05-15-07                     3.88        1,000,000           988,870
   08-15-08                     3.25        1,000,000           963,310
U.S. Treasury Inflation-Indexed Bond
   01-15-07                     3.38        9,651,531(b)      9,744,092
   01-15-08                     3.63        8,013,776(b)      8,252,154
   04-15-10                     0.88        7,521,043(b)      7,145,798
   07-15-12                     3.00       11,450,183(b)     12,090,571
   01-15-14                     2.00       11,684,982(b)     11,573,320
   07-15-14                     2.00        6,704,966(b)      6,638,200
   01-15-15                     1.63        7,727,346(b)      7,407,957
   01-15-25                     2.38        4,649,198(b)      4,788,219

Bonds (95.3%)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
United States (cont.)
U.S. Treasury Inflation-Indexed Bond (cont.)
   04-15-28                     3.63%     $11,156,051(b)    $14,046,540
   04-15-29                     3.88        3,378,624(b)      4,445,314
Total                                                        92,139,667

Total Bonds
(Cost: $170,854,998)                                       $166,069,633

Short-Term Securities (6.0%)
Issuer                       Effective          Amount         Value(a)
                               yield          payable at
                                               maturity
Commercial Paper
Citibank Credit Card Dakota Nts
   12-02-05                     4.03%      $3,000,000(d)     $2,999,328
Park Granada LLC
   12-01-05                     4.07        2,400,000(d)      2,399,729
   12-12-05                     4.07        3,200,000(d)      3,195,669
Thames Asset Global Securitization
   12-19-05                     4.11        1,800,000(d)      1,796,105

Total Short-Term Securities
(Cost: $10,392,004)                                         $10,390,831

Total Investments in Securities
(Cost: $181,247,002)(f)                                    $176,460,464

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2005.

(b) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2005, the value of these securities amounted to $10,390,831 or 6.0% of net assets.

(e) These inflation-indexed bonds are securities in which the principal amount disclosed represents the original face. (f) At Nov. 30, 2005, the cost of securities for federal income tax purposes was approximately $181,247,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                $    78,000
     Unrealized depreciation                                 (4,865,000)
                                                             ----------
     Net unrealized depreciation                            $(4,787,000)
                                                            -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com.

--------------------------------------------------------------------------------
38 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

Investments in Securities
RiverSource VP -- Growth Fund
Nov. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (91.5%)
Issuer                                        Shares           Value(a)

Aerospace & Defense (1.0%)
Boeing                                         25,328        $1,727,116
Goodrich                                       10,547           406,270
Honeywell Intl                                 17,441           637,294
Lockheed Martin                                39,812         2,412,608
Total                                                         5,183,288

Beverages (1.4%)
PepsiCo                                       116,543         6,899,346

Biotechnology (3.1%)
Amgen                                          92,997(b)      7,526,248
Biogen Idec                                    44,678(b)      1,912,665
Genentech                                      46,278(b)      4,425,102
Gilead Sciences                                29,703(b)      1,505,645
Total                                                        15,369,660

Capital Markets (0.1%)
State Street                                    4,814           277,720

Chemicals (0.1%)
Monsanto                                        5,916           433,465

Commercial Banks (0.2%)
Commerce Bancorp                               15,331           516,501
ICICI Bank ADR                                 15,182(c)        386,686
Total                                                           903,187

Commercial Services & Supplies (0.4%)
Cendant                                       124,882         2,219,153

Communications Equipment (5.8%)
CIENA                                         537,044(b)      1,605,762
Cisco Systems                                 424,259(b)      7,441,503
Nokia ADR                                   1,170,660(c)     19,994,872
Total                                                        29,042,137

Computers & Peripherals (2.6%)
Dell                                          279,927(b)      8,442,599
EMC                                           251,523(b)      3,503,715
Hewlett-Packard                                35,406         1,050,496
Total                                                        12,996,810

Consumer Finance (0.1%)
Capital One Financial                           7,197           597,783

Diversified Telecommunication Services (14.6%)
ALLTEL                                         47,224         3,155,980
Brasil Telecom Participacoes ADR               20,063(c)        778,444
Chunghwa Telecom ADR                           50,407(c)        878,090
France Telecom                                 51,080(c)      1,273,933
Sprint Nextel                               2,070,168        51,837,006
Tele Norte Leste Participacoes ADR             71,007(c)      1,320,730
Telewest Global                               577,525(b,c)   12,873,032
Total                                                        72,117,215


Common Stocks (continued)
Issuer                                        Shares           Value(a)

Energy Equipment & Services (1.5%)
BJ Services                                    20,290          $743,629
Halliburton                                    64,201         4,086,394
Nabors Inds                                     7,135(b,c)      499,521
Schlumberger                                   10,928         1,046,137
Transocean                                     16,110(b)      1,028,462
Total                                                         7,404,143

Food & Staples Retailing (2.5%)
Rite Aid                                      389,070(b)      1,435,668
Safeway                                       220,690         5,131,043
Wal-Mart Stores                               116,902         5,676,761
Total                                                        12,243,472

Food Products (0.8%)
General Mills                                  19,360           920,181
Kellogg                                        72,872         3,211,469
Total                                                         4,131,650

Health Care Equipment & Supplies (4.1%)
Alcon                                           7,956(c)      1,115,431
Baxter Intl                                   188,522         7,331,620
Boston Scientific                             148,345(b)      3,928,176
Guidant                                       110,325         6,804,846
Hospira                                        23,499(b)      1,037,481
Total                                                        20,217,554

Health Care Providers & Services (5.9%)
Aetna                                          13,664         1,263,783
AmerisourceBergen                               8,101           650,915
Cardinal Health                               109,603         7,009,112
HCA                                           139,097         7,092,556
HealthSouth                                    73,860(b)        275,129
Magellan Health Services                       28,113(b)        821,462
McKesson                                       17,817           896,195
Medco Health Solutions                         70,960(b)      3,807,004
UnitedHealth Group                            116,093         6,949,327
Universal Health Services Cl B                  9,391           450,017
Total                                                        29,215,500

Hotels, Restaurants & Leisure (0.2%)
McDonald's                                     26,626           901,290

Household Durables (0.6%)
Harman Intl Inds                               19,810         1,931,475
Sony                                           27,500(c)      1,021,494
Total                                                         2,952,969

Household Products (3.2%)
Procter & Gamble                              208,331        11,914,450
Spectrum Brands                               234,335(b)      4,218,030
Total                                                        16,132,480

Industrial Conglomerates (1.6%)
General Electric                              115,377         4,121,267
Tyco Intl                                     125,518(c)      3,579,773
Total                                                         7,701,040

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Insurance (2.2%)
ACE                                            56,517(c)     $3,136,694
American Intl Group                           110,253         7,402,386
Chubb                                           5,117           495,530
Total                                                        11,034,610

Internet & Catalog Retail (0.1%)
IAC/InterActiveCorp                            17,952(b)        495,655

Internet Software & Services (3.6%)
Google Cl A                                    44,232(b)     17,913,518

IT Services (0.1%)
Electronic Data Systems                        19,900           458,695

Media (11.2%)
Clear Channel Communications                   29,812           970,679
Clear Channel Outdoor Cl A                     12,883(b)        261,525
Comcast Cl A                                  271,055(b)      7,155,852
Comcast Special Cl A                           43,911(b)      1,143,442
Grupo Televisa ADR                              2,414(c)        191,672
Liberty Global Cl A                           283,927(b)      6,334,411
Liberty Global Series C                       123,314(b)      2,561,232
News Corp Cl A                                219,986         3,257,993
NTL                                           397,177(b)     23,127,616
Time Warner                                   124,406         2,236,820
Viacom Cl B                                    55,053         1,838,770
Vivendi Universal ADR                         219,679(c)      6,359,707
Total                                                        55,439,719

Metals & Mining (1.5%)
Agnico-Eagle Mines                             20,488(c)        299,739
Coeur d'Alene Mines                           480,514(b)      2,071,015
Glamis Gold                                    24,513(b,c)      546,395
Newmont Mining                                 78,296         3,611,012
PAN American Silver                            41,717(b,c)      792,206
Stillwater Mining                              13,222(b)        141,343
Total                                                         7,461,710

Multiline Retail (0.2%)
JC Penney                                      12,970           680,536
Kohl's                                          9,136(b)        420,256
Total                                                         1,100,792

Oil & Gas (4.2%)
Anadarko Petroleum                             25,067         2,271,321
Burlington Resources                           22,839         1,650,118
Chevron                                        41,912         2,401,977
ConocoPhillips                                 48,368         2,926,748
Devon Energy                                   28,547         1,718,529
Exxon Mobil                                    49,977         2,900,165
Kinder Morgan Management LLC                       --(b)              1
Marathon Oil                                   27,844         1,650,871
Ultra Petroleum                                36,691(b)      1,973,242
Valero Energy                                  33,782         3,249,827
Total                                                        20,742,799

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
39 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Growth Fund

Issuer                                        Shares           Value(a)

Pharmaceuticals (6.5%)
Abbott Laboratories                            58,819        $2,218,064
AstraZeneca                                    15,611(c)        716,871
Bristol-Myers Squibb                           36,193           781,407
Eli Lilly & Co                                  8,323           420,312
GlaxoSmithKline ADR                            19,904(c)        986,641
Johnson & Johnson                              72,318         4,465,637
Novartis ADR                                   94,436(c)      4,948,446
Pfizer                                        403,586         8,556,023
Roche Holding                                  26,480(c)      3,964,019
Schering-Plough                               105,083         2,030,204
Teva Pharmaceutical Inds ADR                   11,747(c)        480,217
Wyeth                                          63,256         2,628,919
Total                                                        32,196,760

Semiconductors & Semiconductor Equipment (3.5%)
ATI Technologies                               31,912(b,c)      522,080
Freescale  Semiconductor Cl A                 199,447(b)      5,135,761
Freescale Semiconductor Cl B                   42,748(b)      1,102,898
Intel                                         227,988         6,082,721
MEMC Electronic Materials                     115,777(b)      2,591,089
Texas Instruments                              53,928         1,751,581
Total                                                        17,186,130

Software (3.2%)
Compuware                                      91,233(b)        842,081
Macromedia                                     24,632(b)      1,104,992
Mercury Interactive                            41,703(b)      1,159,343
Microsoft                                     339,770         9,415,027
Oracle                                        262,664(b)      3,301,686
Total                                                        15,823,129

Thrifts & Mortgage Finance (0.7%)
Countrywide Financial                          48,089         1,673,979
Fannie Mae                                     27,749         1,333,339
Freddie Mac                                     9,207           574,977
Total                                                         3,582,295

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Tobacco (0.9%)
Altria Group                                   64,087        $4,664,893

Wireless Telecommunication Services (3.9%)
LG Telecom                                     11,903(b,c)       74,271
Motient                                        53,265(b)      1,008,040
NeuStar Cl A                                  158,490(b)      4,805,417
O2                                            750,998(c)      2,534,500
Orascom Telecom GDR                           161,567(c)      8,118,743
Partner Communications ADR                     26,861(c)        214,888
Telesp Celular Participacoes ADR              259,897(c)        922,634
Vodafone Group ADR                             80,733(c)      1,739,796
Total                                                        19,418,289

Total Common Stocks
(Cost: $434,736,200)                                       $454,458,856

Options Purchased (0.1%)
Issuer            Contracts       Exercise    Expiration       Value(a)
                                    Price        date
Calls
Sprint Nextel           920        $27.50      Jan. 2006       $496,800

Puts
S&P 500 Index           135         1,135      Dec. 2005          4,725

Total Options Purchased
(Cost: $744,845)                                               $501,525


Short-Term Securities (9.0%)
Issuer                       Effective          Amount         Value(a)
                               yield          payable at
                                               maturity
Commercial Paper
Bryant Park Funding
   12-27-05                     4.16%      $5,000,000(d)     $4,984,438
Dakota Nts
   12-01-05                     4.03        5,100,000(d)      5,099,429
   12-05-05                     4.04        5,100,000(d)      5,097,138
Nieuw Amsterdam
   12-01-05                     4.04        4,800,000(d)      4,799,461
Park Granada LLC
   12-12-05                     4.09       10,000,000(d)      9,986,400
   12-30-05                     4.20        5,000,000(d)      4,982,542
Sheffield Receivables
   12-05-05                     4.03        5,000,000(d)      4,997,201
Thames Asset Global Securitization
   12-22-05                     4.13        5,000,000(d)      4,987,411

Total Short-Term Securities
(Cost: $44,939,126)                                         $44,934,020

Total Investments in Securities
(Cost: $480,420,171)(e)                                    $499,894,401

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
40 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Growth Fund

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2005.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2005, the value of foreign securities represented 16.2% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2005, the value of these securities amounted to $44,934,020 or 9.0% of net assets.

(e) At Nov. 30, 2005, the cost of securities for federal income tax purposes was approximately $480,420,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                               $ 32,818,000
     Unrealized depreciation                                (13,344,000)
                                                            -----------
     Net unrealized appreciation                           $ 19,474,000
                                                           ------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com.

--------------------------------------------------------------------------------
41 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

Investments in Securities
RiverSource VP -- High Yield Bond Fund
Nov. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (96.5%)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Aerospace & Defense (2.8%)
Communications & Power Inds
  Sr Sub Nts
   02-01-12                     8.00%      $5,300,000        $5,300,000
CPI Holdco
  Sr Nts
   02-01-15                     9.67        4,200,000(k)      4,090,934
DRS Technologies
  Sr Sub Nts
   11-01-13                     6.88        4,895,000         4,650,250
L-3 Communications
   06-15-12                     7.63        5,335,000         5,601,750
   07-15-13                     6.13        3,900,000         3,812,250
L-3 Communications
  Sr Sub Nts
   10-15-15                     6.38        8,850,000(d)      8,717,250
Standard Aero Holdings
   09-01-14                     8.25        2,050,000         1,701,500
Total                                                        33,873,934

Automotive (4.0%)
Affinia Group
   11-30-14                     9.00        5,955,000         4,793,775
ArvinMeritor
   02-15-09                     6.80        2,195,000         2,008,425
   03-01-12                     8.75        1,055,000           986,425
GMAC
   09-15-11                     6.88       12,950,000        11,700,662
   11-01-31                     8.00        4,890,000         4,845,794
Insurance Auto Auctions
   04-01-13                    11.00        4,900,000         5,132,417
Lear
  Series B
   08-01-14                     5.75       10,360,000         8,616,329
Tenneco
  Secured Series B
   07-15-13                    10.25        5,250,000         5,735,625
TRW Automotive
  Sr Nts
   02-15-13                     9.38        4,325,000         4,660,188
Total                                                        48,479,640

Brokerage (0.8%)
LaBranche & Co
  Sr Nts
   05-15-09                     9.50          830,000           871,500
   05-15-12                    11.00        8,370,000         9,227,925
Total                                                        10,099,425

Building Materials (2.6%)
Ainsworth Lumber
   10-01-12                     7.25        7,635,000(c)      6,814,238
Associated Materials
   04-15-12                     9.75        1,755,000         1,649,700

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Building Materials (cont.)
Gibraltar Inds
  Sr Sub Nts
   12-01-15                     8.00%      $5,710,000(d,f)   $5,767,100
Norcraft Companies LP/Finance
  Sr Sub Nts
   11-01-11                     9.00        5,190,000         5,319,750
Norcraft Holdings LP/Capital
  Sr Disc Nts (Zero coupon through 09-01-08,
  thereafter 9.75%)
   09-01-12                    10.20        7,935,000(l)      5,554,500
Nortek
  Sr Sub Nts
   09-01-14                     8.50        1,950,000         1,872,000
NTK Holdings
  Sr Disc Nts (Zero coupon through 09-01-09,
  thereafter 10.75%)
   03-01-14                    12.45        3,405,000(l)      2,060,025
Panolam Inds Intl
  Sr Sub Nts
   10-01-13                    10.75        2,725,000(d)      2,616,000
Total                                                        31,653,313

Chemicals (3.4%)
BCP Crystal US Holdings 3 LLC/Sub3
  Sr Disc Nts Series B
  (Zero coupon through 10-01-09,
  thereafter 10.50%)
   10-01-14                     9.45        7,712,000(l)      5,398,400
Equistar Chemicals LP/Funding
  Sr Nts
   05-01-11                    10.63        3,875,000         4,272,188
Georgia Gulf
  Sr Nts
   12-15-13                     7.13        4,005,000         3,984,975
INVISTA
   05-01-12                     9.25       14,360,000(d)     15,401,099
NALCO
  Sr Sub Nts
   11-15-13                     8.88        3,345,000         3,470,438
PQ
   02-15-13                     7.50        6,115,000(d)      5,625,800
Resolution Performance Products LLC/Capital
  Secured
   04-15-10                     9.50        3,520,000         3,555,200
Total                                                        41,708,100

Construction Machinery (1.3%)
Neff Rental LLC/Finance
  Secured
   06-15-12                    11.25        2,210,000(d)      2,314,975
United Rentals North America
   02-15-12                     6.50        6,425,000         6,184,063

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Construction Machinery (cont.)
United Rentals North America
  Sr Sub Nts
   02-15-14                     7.00%      $7,795,000        $7,210,375
Total                                                        15,709,413

Consumer Products (3.0%)
AAC Group Holding
  Sr Disc Nts (Zero coupon through 10-01-08,
  thereafter 10.25%)
   10-01-12                    10.28        4,225,000(l)      3,042,000
ACCO Brands
   08-15-15                     7.63        2,200,000         2,057,000
Amscan Holdings
  Sr Sub Nts
   05-01-14                     8.75        1,895,000         1,430,725
Sealy Mattress
  Sr Sub Nts
   06-15-14                     8.25        6,230,000         6,354,600
Simmons Bedding
  Sr Disc Nts (Zero coupon through 12-15-09,
  thereafter 10.00%)
   12-15-14                    10.51        2,765,000(d,l)    1,437,800
Simmons Bedding
  Sr Sub Nts
   01-15-14                     7.88        6,365,000         5,760,325
Spectrum Brands
   02-01-15                     7.38       10,255,000         8,870,575
Visant
   10-01-12                     7.63        5,105,000         5,066,713
Visant Holding
  Sr Disc Nts (Zero coupon through 12-01-08,
  thereafter 10.25%)
   12-01-13                    10.14        3,350,000(l)      2,428,750
Total                                                        36,448,488

Diversified Manufacturing (1.3%)
ALH Finance LLC/Finance
  Sr Sub Nts
   01-15-13                     8.50        5,605,000         5,212,650
JohnsonDiversey
  Series B
   05-15-12                     9.63        5,165,000         5,165,000
Kinetek
  Sr Nts Series D
   11-15-06                    10.75          782,000           738,990
TriMas
   06-15-12                     9.88        5,385,000         4,415,700
Total                                                        15,532,340

Electric (4.3%)
Aquila
  Sr Nts
   11-15-09                     7.63        6,185,000         6,308,700
   02-01-11                     9.95        3,645,000         4,027,725

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
42 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- High Yield Bond Fund

Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Electric (cont.)
Aquila Canada Finance
   06-15-11                     7.75%      $2,005,000(c)     $2,055,125
CMS Energy
  Sr Nts
   08-01-10                     7.75        5,905,000         6,141,200
Midwest Generation LLC
  Series B
   01-02-16                     8.56        6,910,160         7,532,075
NRG Energy
   12-15-13                     8.00        3,823,000         4,195,743
Reliant Energy
  Secured
   12-15-14                     6.75        8,665,000         7,581,875
Tenaska Alabama Partners LP
  Secured
   06-30-21                     7.00        5,471,568(d)      5,531,268
Texas Genco LLC/Financing
  Sr Nts
   12-15-14                     6.88        9,043,000(d)      9,676,010
Total                                                        53,049,721

Entertainment (1.9%)
AMC Entertainment
  Sr Sub Nts
   02-01-11                     9.50        2,150,000         2,096,250
Hit Entertainment
  Term Loan B
   02-24-12                     8.88        2,700,000         2,723,625
Loews Cineplex Entertainment
   08-01-14                     9.00        8,500,000         8,510,624
Six Flags
  Sr Nts
   06-01-14                     9.63        4,115,000         4,042,988
Speedway Motorsports
  Sr Sub Nts
   06-01-13                     6.75        3,325,000         3,383,188
United Artists Theatre Circuit
  Series AU4
   07-01-15                     9.30        2,282,278         2,259,455
United Artists Theatre Circuit
  Series AV2
   07-01-15                     9.30          740,958           733,548
Total                                                        23,749,678

Environmental (2.2%)
Allied Waste North America
  Secured
   02-15-14                     6.13        6,740,000         6,386,150
Allied Waste North America
  Series B
   09-01-12                     9.25          695,000           755,813
Allied Waste North America
  Sr Nts
   04-15-13                     7.88        5,680,000         5,907,200
Clean Harbors
   07-15-12                    11.25        5,350,000         6,018,750
Waste Services
  Sr Sub Nts
   04-15-14                     9.50        7,530,000         7,530,000
Total                                                        26,597,913

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount

Food and Beverage (0.9%)
American Seafoods Group LLC/Finance
  Sr Disc Nts (Zero coupon through 11-01-08,
  thereafter 11.50%)
   11-01-11                    12.21%     $10,755,000(l)     $8,388,900
Cott Beverages USA
   12-15-11                     8.00        2,465,000         2,526,625
Total                                                        10,915,525

Gaming (7.0%)
Boyd Gaming
  Sr Sub Nts
   04-15-14                     6.75       12,235,000        12,143,237
CCM Merger
   08-01-13                     8.00        3,725,000(d)      3,603,938
Circus & Eldorado Jt Venture/Silver Legacy Capital
  1st Mtge
   03-01-12                    10.13        2,200,000         2,326,500
Kerzner Intl
  Sr Sub Nts
   10-01-15                     6.75        9,730,000(c,d)    9,413,774
MGM MIRAGE
  Sr Nts
   02-27-14                     5.88       15,345,000        14,501,024
Mohegan Tribal Gaming Authority
  Sr Nts
   02-15-13                     6.13        6,675,000         6,541,500
Mohegan Tribal Gaming Authority
  Sr Sub Nts
   04-01-12                     8.00        6,277,000         6,622,235
Penn Natl Gaming
  Sr Sub Nts
   03-01-15                     6.75        3,635,000         3,516,863
River Rock Entertainment Authority
  Sr Nts
   11-01-11                     9.75        6,105,000         6,578,138
San Pasqual Casino
   09-15-13                     8.00        2,765,000(d)      2,740,806
Seneca Gaming
  Sr Nts
   05-01-12                     7.25        3,405,000         3,451,819
Station Casinos
  Sr Nts
   04-01-12                     6.00        7,605,000         7,585,988
Tunica-Biloxi Gaming Authority
  Sr Unsecured
   11-15-15                     9.00        6,100,000(d)      6,084,750
Wheeling Island Gaming
   12-15-09                    10.13          560,000           586,600
Total                                                        85,697,172

Gas Pipelines (3.4%)
ANR Pipeline
   03-15-10                     8.88        8,045,000         8,603,001
Colorado Interstate Gas
  Sr Nts
   03-15-15                     5.95        5,275,000         5,057,607
   11-15-15                     6.80        3,875,000(d)      3,884,688
El Paso Natural Gas
  Sr Nts Series A
   08-01-10                     7.63        9,185,000         9,557,414

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Gas Pipelines (cont.)
Pacific Energy Partners LP/Finance
  Sr Nts
   09-15-15                     6.25%      $1,755,000(d)      1,728,675
Southern Natural Gas
   03-15-10                     8.88        4,875,000         5,213,130
Southern Star Central
  Secured
   08-01-10                     8.50        7,235,000         7,687,188
Total                                                        41,731,703

Health Care (8.1%)
Accellent
   12-01-13                    10.50        3,170,000(d)      3,201,700
Community Health Systems
  Sr Sub Nts
   12-15-12                     6.50        6,060,000         5,976,675
DaVita
   03-15-13                     6.63        2,385,000         2,444,625
   03-15-15                     7.25        8,975,000         9,165,718
HCA
  Sr Unsecured
   12-01-09                     5.50        3,910,000         3,793,654
   01-15-15                     6.38        7,630,000         7,581,046
IASIS Healthcare LLC/Capital
  Sr Sub Nts
   06-15-14                     8.75        8,000,000         8,400,000
LifeCare Holdings
  Sr Sub Nts
   08-15-13                     9.25        4,060,000(d)      3,248,000
MedCath Holdings
  Sr Nts
   07-15-12                     9.88        6,110,000         6,507,150
Select Medical
   02-01-15                     7.63        8,600,000         8,170,000
   09-15-15                     9.93        4,175,000(d,k)    4,164,563
Tenet Healthcare
  Sr Nts
   02-01-15                     9.25        1,080,000(d)      1,058,400
Triad Hospitals
  Sr Nts
   05-15-12                     7.00        8,605,000         8,712,562
US Oncology
   08-15-12                     9.00        3,550,000         3,789,625
   08-15-14                    10.75        2,215,000         2,453,113
US Oncology Holdings
  Sr Nts
   03-15-15                     9.26        6,280,000(k)      6,201,500
Vanguard Health Holding I LLC
  Sr Disc Nts (Zero coupon through 10-01-09,
  thereafter 11.25%)
   10-01-15                    10.69        4,665,000(l)      3,335,475
Vanguard Health Holding II LLC
  Sr Sub Nts
   10-01-14                     9.00        8,150,000         8,598,249
VWR Intl
  Sr Sub Nts
   04-15-14                     8.00        1,870,000         1,851,300
Total                                                        98,653,355

See accompanying notes to investments in securities.

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43 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- High Yield Bond Fund

Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Home Construction (1.2%)
Meritage Homes
   03-15-15                     6.25%      $4,930,000        $4,461,650
Stanley-Martin Communities LLC
   08-15-15                     9.75        3,320,000(d)      3,087,600
WCI Communities
   03-15-15                     6.63        4,155,000         3,614,850
William Lyon Homes
  Sr Nts
   02-15-14                     7.50        3,430,000         2,966,950
Total                                                        14,131,050

Independent Energy (3.7%)
Chesapeake Energy
  Sr Nts
   09-15-13                     7.50        1,300,000         1,371,500
   06-15-14                     7.50        2,177,000         2,296,735
   08-15-14                     7.00        7,841,000         8,115,435
   06-15-15                     6.38        3,060,000         2,998,800
   01-15-16                     6.88        1,760,000         1,768,800
Encore Acquisition
  Sr Sub Nts
   04-15-14                     6.25        2,300,000         2,190,750
   07-15-15                     6.00        5,500,000         5,060,000
   12-01-17                     7.25        2,740,000         2,705,750
Hilcorp Energy I LP/Finance
  Sr Nts
   09-01-10                    10.50        3,241,000(d)      3,638,023
   11-01-15                     7.75        5,560,000(d)      5,629,500
Newfield Exploration
  Sr Sub Nts
   08-15-12                     8.38        4,663,000         4,966,095
   09-01-14                     6.63        3,970,000         4,009,700
Total                                                        44,751,088

Life Insurance (0.2%)
UnumProvident Finance
   11-15-15                     6.85        2,175,000(c,d)    2,230,323

Lodging (0.9%)
Vail Resorts
  Sr Sub Nts
   02-15-14                     6.75       10,790,000        10,803,488

Media Cable (6.3%)
CCH I LLC
  Secured
   10-01-15                    11.00        2,824,000(d)      2,421,580
CCO Holdings LLC/Capital
  Sr Nts
   12-15-10                     8.00        4,020,000(k)      3,919,500
   11-15-13                     8.75        6,400,000         6,144,000
Charter Communications Operating LLC/Capital
  Sr Nts
   04-30-12                     8.00        6,730,000(d)      6,696,350
CSC Holdings
  Sr Nts
   04-15-12                     7.00       12,010,000(d)     11,439,524

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount

Media Cable (cont.)
CSC Holdings
  Sr Sub Deb
   05-15-16                    10.50%      $1,235,000        $1,318,363
DIRECTV Holdings LLC
   06-15-15                     6.38        5,000,000         4,906,250
DIRECTV Holdings LLC/Financing
  Sr Nts
   03-15-13                     8.38        4,265,000         4,627,525
Echostar DBS
   10-01-14                     6.63        4,045,000         3,903,425
Echostar DBS
  Sr Nts
   10-01-11                     6.38        6,345,000         6,138,788
Insight Midwest LP/Capital
  Sr Nts
   11-01-10                    10.50        2,370,000         2,491,463
Kabel Deutschland
   07-01-14                    10.63        6,350,000(c,d)    6,826,250
Mediacom LLC/Capital
  Sr Nts
   01-15-13                     9.50        7,040,000         6,916,800
Videotron Ltee
   01-15-14                     6.88        9,070,000(c)      9,183,374
Total                                                        76,933,192

Media Non Cable (8.1%)
American Media Operations
  Series B
   05-01-09                    10.25        2,100,000         1,932,000
Corus Entertainment
  Sr Sub Nts
   03-01-12                     8.75        8,475,000(c)      8,983,499
Dex Media
   11-15-13                     8.00          880,000           897,600
Dex Media
  (Zero coupon through 11-15-08,
  thereafter 9.00%)
   11-15-13                    10.11        3,200,000(l)      2,536,000
Dex Media West LLC/Finance
  Sr Sub Nts Series B
   08-15-13                     9.88        5,345,000         5,912,906
Emmis Operating
  Sr Sub Nts
   05-15-12                     6.88        6,090,000         6,006,263
Inmarsat Finance
   06-30-12                     7.63        2,815,000(c)      2,864,263
Lamar Media
   01-01-13                     7.25        6,275,000         6,463,250
Lamar Media
  Sr Sub Nts
   08-15-15                     6.63        3,475,000(d)      3,492,375
Liberty Media
  Sr Nts
   05-15-13                     5.70       16,220,000        14,793,985
LIN TV
  Sr Sub Nts
   05-15-13                     6.50        2,010,000(d)      1,924,575

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount

Media Non Cable (cont.)
LodgeNet Entertainment
  Sr Sub Deb
   06-15-13                     9.50%      $3,990,000        $4,289,250
Medianews Group
  Sr Sub Nts
   04-01-14                     6.38        3,700,000         3,468,750
PanAmSat
   08-15-14                     9.00        1,580,000         1,659,000
Quebecor Media
  Sr Nts
   07-15-11                    11.13        4,455,000(c)      4,816,969
Rainbow Natl Services LLC
  Sr Nts
   09-01-12                     8.75        8,115,000(d)      8,561,325
Rainbow Natl Services LLC
  Sr Sub Deb
   09-01-14                    10.38        3,775,000(d)      4,114,750
RH Donnelley
  Sr Nts
   01-15-13                     6.88        9,565,000         8,751,975
Sinclair Broadcast Group
   03-15-12                     8.00        2,340,000         2,410,200
Sun Media
   02-15-13                     7.63        5,020,000(c)      5,158,050
Susquehanna Media
  Sr Sub Nts
   04-15-13                     7.38        1,295,000         1,374,319
Total                                                       100,411,304

Metals (1.0%)
Earle M Jorgensen
  Secured
   06-01-12                     9.75        4,390,000         4,697,300
Euramax
  Term Loan B
   08-08-13                    11.09        4,250,000         4,090,625
Metals USA
  Secured
   12-01-15                    11.13        3,430,000(d)      3,515,750
Total                                                        12,303,675

Oil Field Services (1.2%)
Chaparral Energy
  Sr Nts
   12-01-15                     8.50        3,120,000(d,f)    3,166,800
Chart Inds
  Sr Sub Nts
   10-15-15                     9.13        4,855,000(d)      4,879,275
Compton Petroleum
  Sr Nts
   12-01-13                     7.63        4,090,000(c,d)    4,151,350
Grant Prideco
  Sr Unsecured
   08-15-15                     6.13        1,485,000(d)      1,470,150
Offshore Logistics
   06-15-13                     6.13          775,000           716,875
Total                                                        14,384,450

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
44 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- High Yield Bond Fund

Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Other Financial Institutions (2.9%)
Cardtronics
  Sr Sub Nts
   08-15-13                     9.25%      $5,765,000(d)     $5,678,525
Dow Jones CDX NA High Yield
  Series 5-T1
   12-29-10                     8.75       14,900,000(d)     14,974,500
Residential Capital
  Sr Unsecured
   06-30-10                     6.38        8,745,000         8,814,899
Triad Acquisition
   05-01-13                    11.13        6,345,000(d)      6,281,550
Total                                                        35,749,474

Packaging (1.1%)
Owens-Brockway Glass Container
   05-15-11                     7.75        1,985,000         2,064,400
   05-15-13                     8.25        7,160,000         7,392,700
Owens-Brockway Glass Container
  Secured
   11-15-12                     8.75        3,970,000         4,287,600
Total                                                        13,744,700

Paper (5.5%)
Boise Cascade LLC
   10-15-14                     7.13        9,070,000         8,163,000
Cascades
  Sr Nts
   02-15-13                     7.25        2,505,000(c)      2,310,863
Crown Americas LLC/Capital
  Sr Nts
   11-15-15                     7.75       11,350,000(d)     11,576,999
Domtar
   12-01-13                     5.38        8,575,000(c)      7,074,375
   08-15-15                     7.13        1,075,000(c)        951,375
Georgia-Pacific
   06-15-15                     7.70        9,955,000         9,780,787
Jefferson Smurfit US
   10-01-12                     8.25        2,275,000         2,206,750
   06-01-13                     7.50        3,695,000         3,408,638
JSG Funding
  Sr Nts
   10-01-12                     9.63        7,640,000(c)      7,563,600
JSG Funding
  Sr Sub Nts
   04-01-15                     7.75        4,770,000(c)      3,911,400
NewPage
  Sr Sub Nts
   05-01-13                    12.00        9,660,000         8,694,000
Norampac
  Sr Nts
   06-01-13                     6.75        1,900,000(c)      1,833,500
Total                                                        67,475,287

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount

Pharmaceuticals (1.1%)
CDRV Investors
  Sr Disc Nts (Zero coupon through 01-01-10,
  thereafter 9.63%)
   01-01-15                    10.64%      $6,300,000(l)     $3,780,000
Warner Chilcott
   02-01-15                     8.75       10,725,000(d)      9,759,750
Total                                                        13,539,750

Railroads (0.1%)
TFM
  Sr Nts
   05-01-12                     9.38          725,000(c,d)      792,063

Retailers (4.2%)
Blockbuster
  Sr Sub Nts
   09-01-12                     9.50        4,190,000(d)      3,624,350
Flooring America
  Series B
   10-15-07                     9.25        1,109,000(b,h,i)         --
General Nutrition Centers
   01-15-11                     8.63        4,890,000         4,743,300
General Nutrition Centers
  Sr Sub Nts
   12-01-10                     8.50        5,635,000         4,846,100
Movie Gallery
  Sr Unsecured
   05-01-12                    11.00        5,380,000         4,061,900
NBTY
  Sr Sub Nts
   10-01-15                     7.13        5,770,000(d)      5,553,625
Toys "R" Us
   04-15-13                     7.88        8,880,000         7,126,200
Toys "R" Us
  Term Loan B
   08-21-06                     9.43       14,000,000(i)     14,000,000
United Auto Group
   03-15-12                     9.63        7,570,000         7,834,950
Total                                                        51,790,425

Technology (0.8%)
SS&C Technologies
  Sr Sub Nts
   12-01-13                    11.75        1,785,000(d)      1,807,313
SunGard Data Systems
  Sr Sub Nts
   08-15-15                    10.25        1,570,000(d)      1,585,700
SunGard Data Systems
  Sr Unsecured
   08-15-13                     9.13        6,665,000(d)      6,898,275
Total                                                        10,291,288

Transportation Services (1.1%)
Quality Distribution LLC/Capital
   01-15-12                     8.65       14,055,000(k)     13,369,819

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Wireless (5.0%)
Alamosa Delaware
   07-31-10                    11.00%      $1,790,000        $2,031,650
Alamosa Delaware
  Sr Nts
   01-31-12                     8.50        1,590,000         1,733,100
American Tower
  Sr Nts
   10-15-12                     7.13        5,035,000         5,198,638
Centennial Communications/Cellular Operating LLC
  Sr Nts
   02-01-14                     8.13        4,415,000         4,569,525
Dobson Cellular Systems
  Secured
   11-01-12                     9.88        6,890,000         7,630,675
Dobson Communications
  Sr Nts
   10-15-12                     8.40        2,835,000(d,k)    2,792,475
Rogers Wireless
  Secured
   12-15-10                     7.00        1,605,000(c,k)    1,657,163
   12-15-12                     7.25        1,765,000(c)      1,855,456
Rogers Wireless
  Sr Sub Nts
   12-15-12                     8.00        7,780,000(c)      8,237,075
Rural Cellular
  Secured
   03-15-12                     8.25        5,570,000         5,848,500
Rural Cellular
  Sr Sub Nts
   11-01-12                    10.04        1,790,000(d,k)    1,772,100
SBA Telecommunications/Communications
  Sr Disc Nts (Zero coupon through 12-15-07,
  thereafter 9.75%)
   12-15-11                     7.95        5,887,000(l)      5,386,605
UbiquiTel Operating
  Sr Nts
   03-01-11                     9.88        3,380,000         3,739,125
US Unwired
  Secured Series B
   06-15-12                    10.00        7,430,000         8,414,474
Total                                                        60,866,561

Wirelines (5.0%)
Cincinnati Bell
   07-15-13                     7.25        5,850,000         6,084,000
   02-15-15                     7.00        3,740,000         3,609,100
Cincinnati Bell
  Sr Sub Nts
   01-15-14                     8.38        2,055,000         2,013,900
Citizens Communications
  Sr Nts
   01-15-13                     6.25        9,370,000         9,018,625
GCI
  Sr Nts
   02-15-14                     7.25       12,520,000        12,269,599
Qwest
  Sr Nts
   06-15-15                     7.63        6,950,000(d)      7,393,063

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
45 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- High Yield Bond Fund

Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Wirelines (cont.)
Qwest
  Term Loan B
   06-30-10                     6.95%     $10,555,000       $10,647,356
Qwest Communications Intl
   02-15-14                     7.50        3,410,000         3,444,100
Valor Telecommunications Enterprises LLC/Finance
   02-15-15                     7.75        7,045,000         6,904,100
Total                                                        61,383,843

Total Bonds
(Cost: $1,191,463,981)                                   $1,178,851,500

Common Stock (--%)
Issuer                                        Shares           Value(a)

Link Energy LLC Unit                          494,265(b)        $17,299
Total Common Stock
(Cost: $3,913,363)                                              $17,299

Preferred Stocks & Other (0.6%)
Issuer                                        Shares           Value(a)

GNC
  12.00% Pay-in-kind Series A                   2,105(g)     $1,684,000
SGW Holding
  12.50% Cm Pay-in-kind Series B               20,650(b,g,h,i)       --
SGW Holding
  Cv Series A                                   9,677(b,h,i)         --
SGW Holding
  Warrants                                        250(b,h,i)         --
Varde Fund V LP                             5,000,000(b,e,i)  2,838,200
Wayland Investment LLC                      6,000,000(b,e,i)  2,586,540
Total                                                         5,424,740

Total Preferred Stocks & Other
(Cost: $7,747,437)                                           $7,108,740

Short-Term Securities (3.1%)
Issuer                       Effective          Amount         Value(a)
                               yield          payable at
                                               maturity
Commercial Paper
Abbey Natl North America LLC
   12-13-05                     4.06%     $10,000,000        $9,985,374
Amsterdam Funding
   12-01-05                     4.02        5,300,000(j)      5,299,408
Nieuw Amsterdam
   12-20-05                     4.13        5,000,000(j)      4,988,556
Park Granada LLC
   12-01-05                     4.07        4,400,000(j)      4,399,503
   12-05-05                     4.05        3,200,000(j)      3,198,200
   12-09-05                     4.05       10,000,000(j)      9,989,875

Total Short-Term Securities
(Cost: $37,865,188)                                         $37,860,916

Total Investments in Securities
(Cost: $1,240,989,969)(m)                                $1,223,838,455

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2005.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Nov. 30, 2005, the value of foreign securities represented 8.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2005, the value of these securities amounted to $253,952,384 or 20.8% of net assets.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) At Nov. 30, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $8,734,358.

(g) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(h)   Negligible market value.

(i) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Nov. 30, 2005, is as follows:

      Security                                  Acquisition             Cost
                                                   dates
      Flooring America
        9.25% Series B 2007               10-09-97 thru 12-17-02     $1,236,852
      SGW Holding
        12.50% Cm Pay-in-kind Series B    08-12-97 thru 04-15-03        271,392
        Cv Series A                              08-12-97               100,002
        Warrants                                 08-12-97                78,900
      Toys "R" Us
        9.43% Term Loan B 2006                   08-24-05            13,940,700
      Varde Fund V LP                     04-27-00 thru 06-19-00             --*
      Wayland Investment LLC                     05-19-00             5,111,880

      * The original cost for this position in fiscal year 2004 was $5,000,000. During the prior year, $5,000,000 was returned to the Fund in the form of return of capital.

--------------------------------------------------------------------------------
46 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- High Yield Bond Fund

(j) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2005, the value of these securities amounted to $27,875,542 or 2.3% of net assets.

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2005.

(l) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(m) At Nov. 30, 2005, the cost of securities for federal income tax purposes was approximately $1,240,990,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                              $ 16,713,000
      Unrealized depreciation                               (33,865,000)
                                                            -----------
      Net unrealized depreciation                          $(17,152,000)
                                                           ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com.

--------------------------------------------------------------------------------
47 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

Investments in Securities
RiverSource VP -- Income Opportunities Fund
Nov. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (95.8%)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount

Asset-Backed Securities (0.9%)
Metris Master Trust
  Series 2001-2 Cl C
   11-20-09                     6.06%        $175,000(d,e)     $175,252
Metris Master Trust
  Series 2004-2 Cl D
   10-20-10                     7.42          275,000(d,e)      278,784
Metris Master Trust
  Series 2005-1A Cl D
   03-21-11                     6.06           75,000(d,e)       75,191
Total                                                           529,227

Aerospace & Defense (2.8%)
Communications & Power Inds
  Sr Sub Nts
   02-01-12                     8.00          455,000           455,000
CPI Holdco
  Sr Nts
   02-01-15                     9.67          200,000(e)        194,806
DRS Technologies
  Sr Sub Nts
   11-01-13                     6.88          400,000           380,000
L-3 Communications
   06-15-12                     7.63          150,000           157,500
L-3 Communications
  Sr Sub Nts
   01-15-15                     5.88          225,000           216,000
   10-15-15                     6.38          200,000(d)        197,000
Total                                                         1,600,306

Automotive (4.3%)
ArvinMeritor
   02-15-09                     6.80           55,000            50,325
GMAC
   09-15-11                     6.88          875,000           790,584
   11-01-31                     8.00          450,000           445,932
Lear
  Series B
   05-15-09                     8.11          370,000           346,875
Tenneco Automotive
   11-15-14                     8.63          150,000           140,063
Tenneco
  Secured Series B
   07-15-13                    10.25          175,000           191,188
TRW Automotive
  Sr Nts
   02-15-13                     9.38          460,000           495,650
Total                                                         2,460,617

Brokerage (0.7%)
LaBranche & Co
  Sr Nts
   05-15-12                    11.00          380,000           418,950

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Building Materials (1.8%)
Ainsworth Lumber
   10-01-12                     7.25%        $275,000(c)       $245,438
Gibraltar Inds
  Sr Sub Nts
   12-01-15                     8.00          225,000(b,d)      227,250
Norcraft Companies LP/Finance
  Sr Sub Nts
   11-01-11                     9.00          545,000           558,625
Total                                                         1,031,313

Chemicals (5.3%)
BCP Crystal US Holdings
  Sr Sub Nts
   06-15-14                     9.63          326,000           361,453
Equistar Chemicals LP/Funding
  Sr Nts
   05-01-11                    10.63          150,000           165,375
Georgia Gulf
  Sr Nts
   12-15-13                     7.13          640,000           636,800
INVISTA
   05-01-12                     9.25          580,000(d)        622,050
MacDermid
   07-15-11                     9.13          275,000           291,500
NALCO
  Sr Nts
   11-15-11                     7.75          150,000           154,125
NALCO
  Sr Sub Nts
   11-15-13                     8.88          170,000           176,375
PQ
   02-15-13                     7.50          415,000(d)        381,800
Resolution Performance Products LLC/Capital
  Secured
   04-15-10                     9.50          260,000           262,600
Total                                                         3,052,078

Construction Machinery (1.3%)
Gardner Denver
   05-01-13                     8.00          135,000           140,738
NationsRent Companies
  Secured
   10-15-10                     9.50           40,000            43,700
Neff Rental LLC/Finance
  Secured
   06-15-12                    11.25           60,000(d)         62,850
United Rentals North America
   02-15-12                     6.50          545,000           524,562
Total                                                           771,850

Consumer Cyclical Services (0.2%)
Da-Lite Screen
  Sr Nts
   05-15-11                     9.50          100,000           105,000

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Consumer Products (2.2%)
ACCO Brands
   08-15-15                     7.63%        $115,000          $107,525
Sealy Mattress
  Sr Sub Nts
   06-15-14                     8.25          480,000           489,600
Simmons Bedding
  Sr Sub Nts
   01-15-14                     7.88          125,000           113,125
Spectrum Brands
  Sr Sub Nts
   10-01-13                     8.50          275,000           249,219
Visant
   10-01-12                     7.63          280,000           277,900
Total                                                         1,237,369

Diversified Manufacturing (1.3%)
ALH Finance LLC/Finance
  Sr Sub Nts
   01-15-13                     8.50          125,000           116,250
JohnsonDiversey
  Series B
   05-15-12                     9.63          215,000           215,000
TriMas
   06-15-12                     9.88          170,000           139,400
Valmont Inds
   05-01-14                     6.88          245,000           247,450
Total                                                           718,100

Electric (6.7%)
Aquila Canada Finance
   06-15-11                     7.75          770,000(c)        789,249
Aquila
  Sr Nts
   11-15-09                     7.63           80,000            81,600
   02-01-11                     9.95           50,000            55,250
CMS Energy
  Sr Nts
   02-01-12                     6.30          180,000           176,400
DPL
  Sr Nts
   09-01-11                     6.88           54,000            57,240
IPALCO Enterprises
  Secured
   11-14-08                     8.38           65,000            67,600
   11-14-11                     8.63          345,000           376,912
Midwest Generation LLC
  Series B
   01-02-16                     8.56          359,536           391,893
NRG Energy
   12-15-13                     8.00          125,000           137,188
Pacific Gas & Electric
   03-01-34                     6.05          125,000           126,298

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
48 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Income Opportunities Fund

Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Electric (cont.)
PacifiCorp
  1st Mtge
   06-15-35                     5.25%        $250,000          $232,266
Potomac Edison
  1st Mtge
   11-15-14                     5.35          310,000           308,944
Reliant Energy
  Secured
   07-15-13                     9.50          185,000           188,700
   12-15-14                     6.75          145,000           126,875
Sierra Pacific Power
   04-15-12                     6.25           75,000            75,938
Southern California Edison
  1st Mtge
   07-15-35                     5.35          345,000           326,298
Tenaska Alabama Partners LP
  Secured
   06-30-21                     7.00          298,993(d)        302,255
Total                                                         3,820,906

Entertainment (0.6%)
Loews Cineplex Entertainment
   08-01-14                     9.00          125,000           125,156
Speedway Motorsports
  Sr Sub Nts
   06-01-13                     6.75          200,000           203,500
Total                                                           328,656

Environmental (1.6%)
Allied Waste North America
  Secured
   04-15-11                     6.38          100,000            98,250
Allied Waste North America
  Secured Series B
   02-15-11                     5.75          260,000           247,650
Allied Waste North America
  Series B
   09-01-12                     9.25          235,000           255,563
Clean Harbors
   07-16-12                    11.25          260,000           292,500
Total                                                           893,963

Food and Beverage (1.5%)
American Seafoods Group LLC
   04-15-10                    10.13          250,000           265,625
American Seafoods Group LLC/Finance
  Sr Disc Nts (Zero coupon through 11-01-08,
  thereafter 11.50%)
   11-01-11                     9.83          175,000(f)        136,500
Cott Beverages USA
   12-15-11                     8.00          450,000           461,250
Total                                                           863,375

Gaming (7.7%)
Boyd Gaming
  Sr Sub Nts
   04-15-14                     6.75           20,000            19,850

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Gaming (cont.)
Caesars Entertainment
  Sr Nts
   04-15-13                     7.00%        $245,000          $260,224
Caesars Entertainment
  Sr Sub Nts
   03-15-10                     7.88           50,000            53,688
CCM Merger
   08-01-13                     8.00          170,000(d)        164,475
Circus & Eldorado Jt Venture/Silver Legacy Capital
  1st Mtge
   03-01-12                    10.13          450,000           475,874
Kerzner Intl
  Sr Sub Nts
   10-01-15                     6.75          435,000(c,d)      420,862
MGM MIRAGE
   09-15-10                     8.50          170,000           184,025
   02-01-11                     8.38          245,000           260,313
   07-15-15                     6.63          100,000(d)         98,750
MGM MIRAGE
  Sr Nts
   12-15-11                     6.38          100,000            99,500
   09-01-12                     6.75          225,000           226,688
Mohegan Tribal Gaming Authority
  Sr Nts
   02-15-13                     6.13          365,000           357,699
MTR Gaming Group
  Series B
   04-01-10                     9.75          165,000           173,250
Penn Natl Gaming
  Sr Sub Nts
   12-01-11                     6.88           50,000            49,750
River Rock Entertainment Authority
  Sr Nts
   11-01-11                     9.75          285,000           307,088
San Pasqual Casino
   09-15-13                     8.00           95,000(d)         94,169
Seneca Gaming
  Sr Nts
   05-01-12                     7.25          190,000           192,613
Station Casinos
  Sr Nts
   04-01-12                     6.00          100,000            99,750
Station Casinos
  Sr Sub Nts
   03-01-16                     6.88          260,000(d)        263,900
Tunica-Biloxi Gaming Authority
  Sr Unsecured
   11-15-15                     9.00          440,000(d)        438,899
Wheeling Island Gaming
   12-15-09                    10.13          210,000           219,975
Total                                                         4,461,342

Gas Pipelines (6.9%)
ANR Pipeline
   03-15-10                     8.88          450,000           481,211

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Gas Pipelines (cont.)
Colorado Interstate Gas
  Sr Nts
   03-15-15                     5.95%        $185,000          $177,376
   11-15-15                     6.80          135,000(d)        135,338
El Paso Natural Gas
  Sr Nts Series A
   08-01-10                     7.63          185,000           192,501
Energy Transfer Partners LP
   02-01-15                     5.95          145,000           141,988
Energy Transfer Partners LP
  Sr Unsecured
   08-01-12                     5.65          250,000(d)        244,252
Pacific Energy Partners LP/Finance
  Sr Nts
   09-15-15                     6.25          235,000(d)        231,475
Southern Natural Gas
   03-15-10                     8.88           50,000            53,468
   03-01-32                     8.00          450,000           483,615
Southern Star Central
  Secured
   08-01-10                     8.50          455,000           483,437
Transcontinental Gas Pipe Line
   07-15-26                     7.08          425,000           447,313
   12-01-26                     7.25          150,000           160,875
Transcontinental Gas Pipe Line
  Series B
   08-15-11                     7.00           75,000            78,094
Transcontinental Gas Pipe Line
  Sr Nts Series B
   07-15-12                     8.88          100,000           114,000
Williams Companies
   03-15-32                     8.75          120,000           136,200
Williams Companies
  Series A
   01-15-31                     7.50          380,000           383,800
Total                                                         3,944,943

Health Care (5.4%)
Accellent
   12-01-13                    10.50          110,000(d)        111,100
Community Health Systems
  Sr Sub Nts
   12-15-12                     6.50           55,000            54,244
Coventry Health Care
  Sr Nts
   01-15-12                     5.88          215,000           215,538
DaVita
   03-15-13                     6.63          340,000           348,500
HCA
  Sr Nts
   02-01-11                     7.88           75,000            79,898
   05-01-12                     6.95           50,000            51,375
   03-15-14                     5.75          385,000           375,376
HCA
  Sr Unsecured
   12-01-09                     5.50           40,000            38,810
   01-15-15                     6.38          205,000           203,685

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
49 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Income Opportunities Fund

Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Health Care (cont.)
MedCath Holdings
  Sr Nts
   07-15-12                     9.88%        $380,000          $404,700
Select Medical
   02-01-15                     7.63          585,000           555,749
Triad Hospitals
  Sr Nts
   05-15-12                     7.00          455,000           460,687
US Oncology
   08-15-12                     9.00          195,000           208,163
Total                                                         3,107,825

Home Construction (1.8%)
DR Horton
  Sr Nts
   02-15-15                     5.25          115,000           106,522
DR Horton
  Sr Sub Nts
   09-15-10                     9.75          100,000           112,598
KB HOME
  Sr Sub Nts
   02-01-10                     7.75          100,000           102,276
Meritage Homes
   03-15-15                     6.25          205,000           185,524
Meritage Homes
  Sr Nts
   05-01-14                     7.00          150,000           140,249
Standard Pacific
  Sr Nts
   05-15-11                     6.88           75,000            71,813
Stanley-Martin Communities LLC
   08-15-15                     9.75           90,000(d)         83,700
WCI Communities
   05-01-12                     9.13          100,000            99,500
William Lyon Homes
   04-01-13                    10.75          100,000           103,000
Total                                                         1,005,182

Independent Energy (3.7%)
Chesapeake Energy
  Sr Nts
   09-15-13                     7.50           70,000            73,850
   06-15-14                     7.50           15,000            15,825
   08-15-14                     7.00          230,000           238,050
   06-15-15                     6.38          650,000           636,999
Encore Acquisition
  Sr Sub Nts
   04-15-14                     6.25          525,000           500,063
   12-01-17                     7.25          150,000           148,125
Hilcorp Energy I LP/Finance
  Sr Nts
   11-01-15                     7.75          345,000(d)        349,313
Newfield Exploration
  Sr Nts
   03-01-11                     7.63           35,000            37,275
Newfield Exploration
  Sr Sub Nts
   08-15-12                     8.38          100,000           106,500
Total                                                         2,106,000

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Life Insurance (0.1%)
UnumProvident Finance
   12-15-23                     6.85%         $80,000(c,d)      $82,035

Lodging (1.5%)
ITT
   11-15-15                     7.38          375,000           402,188
Vail Resorts
  Sr Sub Nts
   02-15-14                     6.75          445,000           445,556
Total                                                           847,744

Media Cable (4.9%)
Charter Communications Operating LLC/Capital
  Sr Nts
   04-30-12                     8.00          200,000(d)        199,000
   04-30-14                     8.38          270,000(d)        268,650
CSC Holdings
  Sr Nts
   07-15-08                     7.25           75,000            75,000
CSC Holdings
  Sr Nts Series B
   04-01-11                     7.63          570,000           567,149
DIRECTV Holdings LLC
   06-15-15                     6.38          310,000           304,188
Echostar DBS
   10-01-14                     6.63          210,000           202,650
Echostar DBS
  Sr Nts
   10-01-11                     6.38           60,000            58,050
Kabel Deutschland
   07-01-14                    10.63          390,000(c,d)      419,250
Mediacom LLC/Capital
  Sr Nts
   01-15-13                     9.50          240,000           235,800
Videotron Ltee
   01-15-14                     6.88          345,000(c)        349,313
   12-15-15                     6.38          115,000(c,d)      113,994
Total                                                         2,793,044

Media Non Cable (8.2%)
Corus Entertainment
  Sr Sub Nts
   03-01-12                     8.75          325,000(c)        344,500
Dex Media East LLC/Finance
   11-15-12                    12.13           50,000            58,250
Dex Media West LLC/Finance
  Sr Nts Series B
   08-15-10                     8.50          595,000           627,724
Entercom Radio LLC/Capital
   03-01-14                     7.63          432,000           430,920
Lamar Media
   01-01-13                     7.25          310,000           319,300
Lamar Media
  Sr Sub Nts
   08-15-15                     6.63          110,000(d)        110,550
Liberty Media
  Sr Nts
   05-15-13                     5.70          615,000           560,931

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Media Non Cable (cont.)
LIN TV
  Sr Sub Nts
   05-15-13                     6.50%         $60,000(d)        $57,450
   05-15-13                     6.50          125,000           119,688
LodgeNet Entertainment
  Sr Sub Deb
   06-15-13                     9.50           75,000            80,625
PanAmSat
   08-15-14                     9.00           25,000            26,250
Radio One
   02-15-13                     6.38           75,000            72,375
Radio One
  Series B
   07-01-11                     8.88          160,000           168,600
Rainbow Natl Services LLC
  Sr Nts
   09-01-12                     8.75          130,000(d)        137,150
RH Donnelley
   12-15-12                    10.88          250,000           283,125
Salem Communications
   12-15-10                     7.75          624,000           643,499
Sun Media
   02-15-13                     7.63          400,000(c)        411,000
Susquehanna Media
  Sr Sub Nts
   04-15-13                     7.38          310,000           328,988
Total                                                         4,780,925

Metals (0.7%)
California Steel Inds
  Sr Nts
   03-15-14                     6.13          150,000           141,000
Earle M Jorgensen
  Secured
   06-01-12                     9.75           80,000            85,600
Metals USA
  Secured
   12-01-15                    11.13          135,000(d)        138,375
Peabody Energy
  Series B
   03-15-13                     6.88           50,000            51,625
Total                                                           416,600

Oil Field Services (2.3%)
Chaparral Energy
  Sr Nts
   12-01-15                     8.50          120,000(b,d)      121,800
Chart Inds
  Sr Sub Nts
   10-15-15                     9.13          250,000(d)        251,250
Compton Petroleum
  Sr Nts
   12-01-13                     7.63          160,000(c,d)      162,400
Grant Prideco
  Sr Unsecured
   08-15-15                     6.13           40,000(d)         39,600
Offshore Logistics
   06-15-13                     6.13          480,000           444,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
50 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Income Opportunities Fund

Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Oil Field Services (cont.)
Pride Intl
  Sr Nts
   07-15-14                     7.38%        $295,000          $317,863
Total                                                         1,336,913

Other Financial Institutions (5.3%)
Cardtronics
  Sr Sub Nts
   08-15-13                     9.25          310,000(d)        305,350
Dow Jones CDX NA High Yield
  Series 5-T1
   06-29-10                     8.75        1,980,000(d)      1,989,900
Residential Capital
   11-21-08                     6.13          175,000           175,577
Residential Capital
  Sr Unsecured
   06-30-10                     6.38          330,000           332,638
Triad Acquisition
   05-01-13                    11.13          260,000(d)        257,400
Total                                                         3,060,865

Packaging (1.1%)
Owens-Brockway Glass Container
   05-15-11                     7.75          430,000           447,200
Owens-Brockway Glass Container
  Secured
   11-15-12                     8.75           25,000            27,000
Silgan Holdings
  Sr Sub Nts
   11-15-13                     6.75          150,000           150,000
Total                                                           624,200

Paper (5.1%)
Boise Cascade LLC
   10-15-14                     7.13          390,000           351,000
Crown Americas LLC/Capital
  Sr Nts
   11-15-13                     7.63          225,000(d)        230,625
   11-15-15                     7.75          350,000(d)        357,000
Domtar
   12-01-13                     5.38          250,000(c)        206,250
   08-15-15                     7.13          150,000(c)        132,750
Georgia-Pacific
   02-01-10                     8.88          250,000           281,250
   06-15-15                     7.70          515,000           505,988
Jefferson Smurfit US
   10-01-12                     8.25           60,000            58,200
   06-01-13                     7.50           90,000            83,025
JSG Funding
  Sr Nts
   10-01-12                     9.63          435,000(c)        430,650
NewPage
  Secured
   05-01-12                    10.00           80,000            78,800
Norampac
  Sr Nts
   06-01-13                     6.75           35,000(c)         33,775

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Paper (cont.)
Stone Container
  Sr Nts
   02-01-11                     9.75%        $150,000          $153,000
Total                                                         2,902,313

Pharmaceuticals (0.4%)
AmerisourceBergen
   09-15-12                     5.63           90,000(d)         89,775
Elan
   11-15-11                     7.75          150,000(c)        137,625
Total                                                           227,400

Railroads (0.5%)
TFM
  Sr Nts
   05-01-12                     9.38          245,000(c,d)      267,663

Retailers (1.7%)
General Nutrition Centers
   01-15-11                     8.63          135,000           130,950
NBTY
  Sr Sub Nts
   10-01-15                     7.13          220,000(d)        211,750
Toys "R" Us
   04-15-13                     7.88           55,000            44,138
   10-15-18                     7.38          110,000            80,850
United Auto Group
   03-15-12                     9.63          490,000           507,150
Total                                                           974,838

Technology (0.8%)
Flextronics Intl
  Sr Sub Nts
   11-15-14                     6.25          260,000(c)        255,450
SunGard Data Systems
  Sr Unsecured
   08-15-13                     9.13          180,000(d)        186,300
Total                                                           441,750

Transportation Services (0.2%)
Interpool
   08-01-07                     7.20          100,000           102,000

Wireless (2.1%)
American Cellular
  Sr Nts Series B
   08-01-11                    10.00          175,000           189,437
Dobson Cellular Systems
  Secured
   11-01-11                     8.38          175,000           185,500
Nextel Communications
  Sr Nts Series E
   10-31-13                     6.88          140,000           145,620
Rogers Wireless
  Secured
   12-15-10                     7.00           40,000(c,e)       41,300
   05-01-11                     9.63          125,000(c)        143,281
   12-15-12                     7.25          150,000(c)        157,688
   03-01-14                     6.38          150,000(c)        149,063

Bonds (continued)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Wireless (cont.)
Rogers Wireless
  Sr Sub Nts
   12-15-12                     8.00%         $40,000(c)        $42,350
US Cellular
  Sr Nts
   12-15-33                     6.70          175,000           170,638
Total                                                         1,224,877

Wirelines (4.1%)
Cincinnati Bell
   07-15-13                     7.25          200,000           208,000
Citizens Communications
   05-15-11                     9.25          100,000           109,250
GCI
  Sr Nts
   02-15-14                     7.25          300,000           294,000
MCI
  Sr Nts
   05-01-09                     7.69           80,000            82,900
Qwest
   11-15-08                     5.63           25,000            24,750
   03-15-12                     8.88          705,000           791,363
Qwest
  Sr Nts
   06-15-13                     7.12           80,000(d,e)       86,200
Qwest Communications Intl
   02-15-14                     7.50          440,000           444,400
Valor Telecommunications Enterprises LLC/Finance
   02-15-15                     7.75          320,000           313,600
Total                                                         2,354,463

Total Bonds
(Cost: $55,250,920)                                         $54,894,632

Short-Term Securities (9.4%)
Issuer                       Effective          Amount         Value(a)
                              yield           payable at
                                               maturity

U.S. Government Agency (4.2%)
Federal Home Loan Mtge Corp Disc Nt
   12-13-05                     3.95%      $2,400,000        $2,396,585

Commercial Paper (5.2%)
Sheffield Receivables
   12-05-05                     4.03        2,000,000(g)      1,998,880
Thunder Bay Funding LLC
   12-01-05                     4.05        1,000,000(g)        999,888
Total                                                         2,998,768

Total Short-Term Securities
(Cost: $5,395,952)                                           $5,395,353

Total Investments in Securities
(Cost: $60,646,872)(h)                                      $60,289,985

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
51 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Income Opportunities Fund

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2005.

(b) At Nov. 30, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $341,231.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Nov. 30, 2005, the value of foreign securities represented 9.3% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2005, the value of these securities amounted to $11,042,132 or 19.3% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2005.

(f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(g) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2005, the value of these securities amounted to $2,998,768 or 5.2% of net assets.

(h) At Nov. 30, 2005, the cost of securities for federal income tax purposes was approximately $60,647,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                  $ 333,000
     Unrealized depreciation                                   (690,000)
                                                               --------
     Net unrealized depreciation                              $(357,000)
                                                              ---------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com.

--------------------------------------------------------------------------------
52 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

Investments in Securities
RiverSource VP -- International Opportunity Fund
Nov. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (98.3%)(c)
Issuer                                        Shares           Value(a)

Australia (2.1%)
Metals & Mining (1.7%)
BHP Billiton                                  644,037       $10,340,696
Newcrest Mining                               252,107         3,938,900
Rio Tinto                                     132,787         6,001,987
Total                                                        20,281,583

Real Estate (0.4%)
Lend Lease                                    453,238         4,671,251

Austria (0.5%)
Commercial Banks
Erste Bank der Oesterreichischen Sparkassen   108,014         5,740,929

Brazil (1.1%)
Metals & Mining
Cia Vale do Rio Doce ADR                      346,800        13,122,912

Canada (1.2%)
Metals & Mining (0.6%)
Cameco                                        135,000         7,688,657

Oil & Gas (0.6%)
Suncor Energy                                 115,000         6,540,724

China (0.5%)
Oil & Gas
PetroChina Cl H                             8,308,000         6,526,852

Czechoslovakia Federated Republic (0.1%)
Pharmaceuticals
Zentiva GDR                                    38,768(b,d,g)  1,726,110

Denmark (1.7%)
Insurance (0.7%)
TrygVesta                                     194,703(b)      8,840,475

Marine (1.0%)
AP Moller - Maersk                              1,165        10,934,117

Finland (1.4%)
Electric Utilities (0.6%)
Fortum                                        416,200         7,303,563

Oil & Gas (0.8%)
Neste Oil                                     311,988(b)      9,079,466

France (9.6%)
Beverages (0.5%)
Pernod-Ricard                                  33,047         5,411,927

Commercial Banks (0.6%)
BNP Paribas                                    90,524         7,133,972


Common Stocks (continued)
Issuer                                        Shares           Value(a)

France (cont.)
Construction & Engineering (0.6%)
VINCI                                          91,744        $7,299,276

Construction Materials (0.4%)
Imerys                                         71,906         4,998,456

Electrical Equipment (0.8%)
Schneider Electric                            117,117        10,060,909

Health Care Equipment & Supplies (0.6%)
Essilor Intl                                   92,919         7,702,861

Insurance (2.0%)
AXA                                           753,891        22,642,566

IT Services (0.6%)
Atos Origin                                   113,259(b)      7,601,141

Office Electronics (0.6%)
Neopost                                        78,590         7,400,986

Oil & Gas (2.1%)
Total                                          96,552(e)     24,090,989

Pharmaceuticals (0.8%)
Sanofi-Aventis                                118,416         9,524,359

Germany (7.8%)
Auto Components (0.7%)
Continental                                    93,608         7,929,217

Automobiles (0.5%)
DaimlerChrysler                               117,701         5,934,119

Capital Markets (0.5%)
Deutsche Postbank                             110,839         6,022,211

Computers & Peripherals (0.5%)
Wincor Nixdorf                                 57,693         5,596,543

Diversified Telecommunication Services (0.3%)
Deutsche Telekom                              209,247         3,475,374

Electric Utilities (1.1%)
E.ON                                          140,729        13,389,357

Health Care Providers & Services (1.2%)
Celesio                                       105,738         8,386,937
Fresenius Medical Care                         67,303(e)      6,385,544
Total                                                        14,772,481

Insurance (1.5%)
Allianz                                       123,030        17,860,309

Machinery (0.5%)
MAN                                           131,194         6,532,787

Thrifts & Mortgage Finance (1.0%)
Hypo Real Estate Holding                      222,352        11,546,024

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Greece (0.7%)
Commercial Banks
EFG Eurobank Ergasias                         267,350        $8,477,580

Hong Kong (2.8%)
Real Estate (2.3%)
Cheung Kong Holdings                          610,000         6,325,806
New World Development                       4,033,400         5,304,974
Sun Hung Kai Properties                     1,010,000         9,589,978
Swire Pacific Cl A                            690,000         6,254,337
Total                                                        27,475,095

Specialty Retail (0.5%)
Esprit Holdings                               815,000         5,736,243

Hungary (0.1%)
Commercial Banks
OTP Bank                                       53,144         1,747,540

Ireland (0.6%)
Construction Materials
CRH                                           279,764         7,401,630

Italy (4.3%)
Commercial Banks (0.6%)
UniCredito Italiano                         1,178,243         7,274,297

Diversified Telecommunication Services (0.8%)
FastWeb                                       203,480(b)      9,495,208

Energy Equipment & Services (0.5%)
Saipem                                        423,874         6,455,756

Food & Staples Retailing (0.4%)
Parmalat                                    2,005,154(b)      4,917,699

Oil & Gas (2.0%)
Eni                                           865,037        23,441,436

Japan (22.6%)
Auto Components (0.2%)
Toyota Inds                                    59,500         2,057,846

Automobiles (2.4%)
Honda Motor                                   200,500        11,155,562
Toyota Motor                                  364,500        17,604,196
Total                                                        28,759,758

Beverages (0.2%)
Asahi Breweries                               211,600         2,523,723

Building Products (0.6%)
Asahi Glass                                   522,000         5,981,280
Daikin Inds                                    28,100           760,969
Total                                                         6,742,249

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
53 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- International Opportunity Fund

Issuer                                        Shares           Value(a)

Japan (cont.)
Capital Markets (1.4%)
Nikko Cordial                                 317,000        $4,308,674
Nomura Holdings                               436,300         7,250,020
Tokai Tokyo Securities                      1,115,000         4,586,573
Total                                                        16,145,267

Chemicals (1.2%)
Showa Denko                                 1,779,000         6,616,045
Sumitomo Chemical                           1,317,000         8,175,687
Total                                                        14,791,732

Commercial Banks (2.6%)
Bank of Yokohama                            1,027,000         7,637,123
Mitsubishi UFJ Financial Group                  1,114        13,996,648
Mizuho Financial Group                            727         5,103,724
Sumitomo Mitsui Financial Group                   542         5,087,843
Total                                                        31,825,338

Commercial Services & Supplies (0.5%)
Toppan Printing                               565,000         6,190,092

Computers & Peripherals (0.3%)
NEC                                           583,000         3,506,080

Construction & Engineering (0.9%)
Nishimatsu Construction                     1,527,000         6,404,945
Okumura                                       841,000         4,728,049
Total                                                        11,132,994

Consumer Finance (0.3%)
ACOM                                           66,840         3,973,055

Electrical Equipment (0.3%)
Japan Cash Machine                            155,800         2,979,288

Electronic Equipment & Instruments (0.5%)
Hoya                                          162,100         5,843,671

Health Care Providers & Services (0.3%)
Nichii Gakkan                                 134,100         3,274,913

Hotels, Restaurants & Leisure (0.3%)
Yoshinoya D&C                                   1,822         3,348,673

Household Durables (1.7%)
Daito Trust Construction                      134,600         6,558,767
Pioneer                                       287,000         3,958,035
Sharp                                         384,000         5,935,639
Victor Company of Japan                       617,000         3,948,244
Total                                                        20,400,685

Insurance (0.6%)
T&D Holdings                                  118,100         7,442,584

Internet Software & Services (0.5%)
eAccess                                         8,936         5,365,838

Machinery (0.9%)
AMADA                                         623,000         5,155,340
Kurita Water Inds                             208,400         3,571,760
Takuma                                        337,000         2,500,127
Total                                                        11,227,227

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Japan (cont.)
Media (0.1%)
Nippon Telegraph & Telephone                      183          $821,753

Metals & Mining (1.2%)
Mitsui Mining & Smelting                    1,255,000         7,089,136
Nippon Steel                                2,009,000         6,777,478
Total                                                        13,866,614

Multiline Retail (0.4%)
Marui                                         250,800         4,706,300

Office Electronics (1.3%)
Canon                                         169,100         9,488,242
Ricoh                                         344,000         5,996,645
Total                                                        15,484,887

Oil & Gas (0.6%)
Nippon Oil                                    919,000         6,681,946

Pharmaceuticals (0.7%)
Astellas Pharma                               202,600         7,808,574

Real Estate (0.9%)
Mitsui Fudosan                                240,000         3,848,501
TOC                                         1,143,750         6,933,419
Total                                                        10,781,920

Software (0.4%)
Nintendo                                       41,300         4,535,587

Specialty Retail (0.5%)
Komeri                                        162,600         5,948,131

Textiles, Apparel & Luxury Goods (0.4%)
ONWARD Kashiyama                              293,000         4,857,134

Transportation Infrastructure (0.4%)
Mitsubishi Logistics                          416,000         5,316,894

Mexico (1.5%)
Food & Staples Retailing (0.9%)
Wal-Mart de Mexico Series V                 1,936,225        10,510,700

Media (0.6%)
Grupo Televisa ADR                             87,091         6,915,026

Netherlands (4.2%)
Diversified Financial Services (1.5%)
ING Groep                                     553,202        17,872,841

Food Products (1.2%)
Royal Numico                                  342,001(b)     14,077,365

Oil & Gas (1.0%)
Royal Dutch Shell Cl A                        368,510        11,349,411

Semiconductors & Semiconductor Equipment (0.5%)
ASML Holding                                  321,271(b)      6,135,836

Singapore (1.0%)
Industrial Conglomerates (0.4%)
Keppel                                        672,000         4,638,248

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Singapore (cont.)
Real Estate (0.6%)
City Developments                           1,382,000        $6,734,880

South Africa (1.7%)
Metals & Mining
Anglo American                                523,781        16,392,342
Impala Platinum Holdings                       27,963         3,651,160
Total                                                        20,043,502

South Korea (2.9%)
Commercial Banks (1.4%)
Kookmin Bank                                  137,690         9,085,345
Shinhan Financial Group                       188,060         7,251,035
Total                                                        16,336,380

Semiconductors & Semiconductor Equipment (1.5%)
Samsung Electronics                            31,220        18,024,011

Spain (1.8%)
Commercial Banks (1.4%)
Banco Bilbao Vizcaya Argentaria               945,118        16,646,760

IT Services (0.4%)
Indra Sistemas                                259,546         5,107,015

Sweden (0.7%)
Tobacco
Swedish Match                                 721,000         8,236,336

Switzerland (10.3%)
Capital Markets (3.3%)
Julius Baer Holding Cl B                      149,387        10,460,489
UBS                                           316,963(b)     29,170,172
Total                                                        39,630,661

Chemicals (0.7%)
Syngenta                                       78,452(b)      8,591,787

Food Products (1.5%)
Nestle                                         60,124        17,756,299

Health Care Equipment & Supplies (0.9%)
Nobel Biocare Holding                          48,635        11,053,558

Pharmaceuticals (3.9%)
Novartis                                      353,768        18,492,800
Roche Holding                                 182,270        27,285,564
Total                                                        45,778,364

Taiwan (1.0%)
Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Mfg                    6,536,402        11,620,347

Thailand (0.3%)
Commercial Banks
Bangkok Bank                                1,242,100         3,159,451

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
54 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- International Opportunity Fund

Issuer                                        Shares           Value(a)

United Kingdom (15.8%)
Aerospace & Defense (0.8%)
Rolls-Royce Group                           1,407,836(b)     $9,465,798
Rolls-Royce Group Series B                 47,021,722            81,315
Total                                                         9,547,113

Commercial Banks (3.3%)
Barclays                                      900,162         9,142,101
HSBC Holdings                                 478,761         7,640,742
Standard Chartered Bank                     1,050,724        22,415,294
Total                                                        39,198,137

Electric Utilities (0.9%)
British Energy Group                          648,287(b)      5,224,711
Scottish Power                                605,180         5,545,025
Total                                                        10,769,736

Food & Staples Retailing (2.0%)
Tesco                                       2,330,681        12,177,488
Wm Morrison Supermarkets                    3,677,807        11,249,204
Total                                                        23,426,692

Hotels, Restaurants & Leisure (1.4%)
Carnival                                      173,678         9,714,770
Enterprise Inns                               449,905         6,768,131
Total                                                        16,482,901

Common Stocks (continued)
Issuer                                        Shares           Value(a)

United Kingdom (cont.)
Insurance (0.6%)
Legal & General Group                       3,770,173        $7,595,725

Metals & Mining (0.5%)
BHP Billiton                                  363,117         5,432,312

Multiline Retail (0.6%)
Marks & Spencer Group                         962,384         7,576,448

Oil & Gas (3.2%)
BG Group                                    1,986,905        18,503,520
BP                                          1,756,095        19,279,769
Total                                                        37,783,289

Pharmaceuticals (0.5%)
GlaxoSmithKline                               247,731         6,122,133

Wireless Telecommunication Services (2.0%)
O2                                          4,226,896        14,265,110
Vodafone Group                              4,208,963         9,055,651
Total                                                        23,320,761

Total Common Stocks
(Cost: $981,881,504)                                     $1,167,619,765


Preferred Stock & Other (0.6%)(c)
Issuer                                        Shares           Value(a)

Germany
Porsche                                         9,576        $7,135,503

Singapore
City Development
  Warrants                                    138,200(b,g)      469,929

Total Preferred Stock & Other
(Cost: $6,161,269)                                           $7,605,432

Short-Term Securities (1.6%)(f)
Issuer                       Effective         Principal       Value(a)
                               yield            amount
Commercial Paper
Danske
   12-01-05                     4.02%      $8,800,000(h)     $8,799,017
Park Granada LLC
   12-12-05                     4.06       10,000,000(h)      9,986,500

Total Short-Term Securities
(Cost: $18,787,625)                                         $18,785,517

Total Investments in Securities
(Cost: $1,006,830,398)(i)                                $1,194,010,714

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
55 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- International Opportunity Fund

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2005.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2005, the value of these securities amounted to $1,726,110 or 0.1% of net assets.

(e)  At Nov. 30, 2005, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in short-term securities and represents 1.0% of net assets. 0.6% of net assets is the Fund's cash equivalent position.

(g) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Nov. 30, 2005, is as follows:

     Security                             Acquisition                Cost
                                             dates
     Zentiva GDR*                   08-22-05 thru 08-25-05       $1,489,876
     City Development
     Warrants                              05-04-04                      --

     *Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(h) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2005, the value of these securities amounted to $18,785,517 or 1.6% of net assets.

(i) At Nov. 30, 2005, the cost of securities for federal income tax purposes was approximately $1,006,830,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                               $202,279,000
     Unrealized depreciation                                (15,098,000)
                                                            -----------
     Net unrealized appreciation                           $187,181,000
                                                           ------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com.

--------------------------------------------------------------------------------
56 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

Investments in Securities
RiverSource VP -- Large Cap Equity Fund
Nov. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (97.8%)
Issuer                                        Shares           Value(a)

Aerospace & Defense (2.9%)
Boeing                                        212,838       $14,513,423
Empresa Brasileira de Aeronautica ADR          66,254(c,d)    2,498,438
General Dynamics                               21,841         2,496,426
Goodrich                                      180,859         6,966,689
Honeywell Intl                                355,482        12,989,312
Lockheed Martin                               251,318        15,229,871
Northrop Grumman                              127,742         7,328,559
United Technologies                           206,526        11,119,360
Total                                                        73,142,078

Auto Components (0.1%)
Cooper Tire & Rubber                            5,175            76,124
Dana                                           11,492            80,099
Delphi                                         40,004            14,601
Goodyear Tire & Rubber                         12,790(b)        219,093
Johnson Controls                               14,186           985,219
Visteon                                         9,465            63,983
Total                                                         1,439,119

Automobiles (0.2%)
Ford Motor                                    136,682         1,111,225
General Motors                                 74,151(d)      1,623,907
Harley-Davidson                                21,214         1,142,586
Total                                                         3,877,718

Beverages (1.4%)
Coca-Cola                                     108,582         4,635,366
PepsiCo                                       514,233        30,442,593
Total                                                        35,077,959

Biotechnology (1.7%)
Amgen                                         260,615(b)     21,091,572
Biogen Idec                                   179,939(b)      7,703,189
Genentech                                      91,715(b)      8,769,788
Gilead Sciences                                82,041(b)      4,158,658
Total                                                        41,723,207

Building Products (0.2%)
American Standard  Companies                   42,736         1,627,387
Masco                                         114,473         3,407,861
Total                                                         5,035,248

Capital Markets (2.6%)
Bank of New York                              259,499         8,407,768
Charles Schwab                                119,424         1,821,216
Franklin Resources                             98,117         9,113,107
Investors Financial Services                   91,332         3,447,783
Legg Mason                                      3,603           441,908
Lehman Brothers Holdings                       97,077        12,231,702
Merrill Lynch & Co                             96,135         6,385,287
Morgan Stanley                                329,693        18,472,698
State Street                                   90,397         5,215,003
Total                                                        65,536,472

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Chemicals (1.1%)
Air Products & Chemicals                       16,588          $981,512
Dow Chemical                                  271,817        12,299,719
Eastman Chemical                               38,521         2,131,367
Ecolab                                         16,194           538,774
EI du Pont de Nemours & Co                     71,449         3,054,445
Engelhard                                       8,810           259,895
Hercules                                        8,437(b)         99,219
Intl Flavors & Fragrances                       6,746           219,515
Lyondell Chemical                              82,373         2,094,745
Monsanto                                       30,764         2,254,078
PPG Inds                                       12,609           765,745
Praxair                                        22,627         1,176,604
Rohm & Haas                                    13,950           611,010
RPM Intl                                       48,336           899,050
Sigma-Aldrich                                   5,152           340,238
Total                                                        27,725,916

Commercial Banks (4.6%)
Bank of America                             1,092,861        50,151,392
Commerce Bancorp                              188,687(d)      6,356,865
ICICI Bank ADR                                 40,603(c)      1,034,158
PNC Financial Services Group                  164,549        10,493,290
US Bancorp                                    253,766         7,684,034
Wachovia                                      264,168        14,106,571
Wells Fargo & Co                              420,386        26,421,260
Total                                                       116,247,570

Commercial Services & Supplies (0.7%)
Allied Waste Inds                              19,397(b)        163,129
Apollo Group Cl A                              11,857(b)        844,218
Avery Dennison                                 43,409         2,552,015
Cendant                                       511,665         9,092,286
Cintas                                         10,892           487,090
Equifax                                         9,769           374,153
Monster Worldwide                               8,373(b)        325,710
Pitney Bowes                                   17,563           731,675
RR Donnelley & Sons                            15,703           537,043
Waste Management                               43,877         1,312,361
Total                                                        16,419,680

Communications Equipment (3.1%)
CIENA                                         941,656(b)      2,815,551
Cisco Systems                               1,311,571(b)     23,004,955
Corning                                       187,536(b)      3,797,604
Nokia ADR                                   2,844,804(c)     48,589,253
Total                                                        78,207,363

Computers & Peripherals (3.1%)
Dell                                          830,086(b)     25,035,395
EMC                                         1,127,571(b)     15,707,064
Hewlett-Packard                               502,720        14,915,702
Intl Business Machines                        237,996        21,157,844
Total                                                        76,816,005


Common Stocks (continued)
Issuer                                        Shares           Value(a)

Construction & Engineering (--%)
Fluor                                           6,131          $454,307

Construction Materials (--%)
Vulcan Materials                                7,255           483,909

Consumer Finance (1.1%)
American Express                               55,902         2,874,481
Capital One Financial                         158,301        13,148,453
First Marblehead                               56,986(d)      1,926,127
MBNA                                          372,455         9,970,620
Total                                                        27,919,681

Containers & Packaging (0.2%)
Ball                                            8,095           333,676
Bemis                                           8,119           223,678
Pactiv                                         10,943(b)        221,486
Sealed Air                                      5,945(b)        307,416
Temple-Inland                                 110,771         4,637,982
Total                                                         5,724,238

Distributors (--%)
Genuine Parts                                  12,660           560,965

Diversified Financial Services (3.1%)
Citigroup                                     975,975        47,383,586
Consumer Discretionary
  Select Sector SPDR Fund                       28,750          951,625
Industrial Select Sector SPDR Fund            104,228         3,279,013
iShares Dow Jones
  USHealthcare Sector Index Fund                    1                61
JPMorgan Chase & Co                           649,422        24,840,392
Materials Select Sector SPDR Trust             40,854         1,212,138
Total                                                        77,666,815

Diversified Telecommunication Services (8.3%)
ALLTEL                                        128,806         8,608,105
at&t                                          614,287        15,301,889
BellSouth                                     351,373         9,578,428
Brasil Telecom Participacoes ADR               36,057(c)      1,399,012
Chunghwa Telecom ADR                          261,233(c)      4,550,679
Citizens Communications                        69,239           903,569
France Telecom                                133,985(c)      3,341,580
MCI                                           483,546         9,603,224
Sprint Nextel                               4,950,288       123,955,211
Tele Norte Leste Participacoes ADR            188,582(c)      3,507,625
Telewest Global                             1,124,347(b,c)   25,061,695
Verizon Communications                        121,808         3,895,420
Total                                                       209,706,437

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
57 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Large Cap Equity Fund

Issuer                                        Shares           Value(a)

Electric Utilities (1.6%)
Allegheny Energy                               11,447(b)       $318,570
Ameren                                         15,085           791,359
American Electric Power                        29,241         1,068,466
CenterPoint Energy                             21,389           282,763
Cinergy                                        15,283           627,826
Consolidated Edison                            18,191           828,418
DTE Energy                                     13,326           581,547
Edison Intl                                    24,191         1,091,498
Entergy                                        79,203         5,544,210
Exelon                                        179,134         9,322,133
FirstEnergy                                    25,172         1,182,077
FPL Group                                      53,856         2,282,956
PG&E                                           27,356         1,006,154
Pinnacle West Capital                           7,395           306,819
PPL                                           108,361         3,185,813
Progress Energy                                18,662           835,684
Southern                                      206,826         7,178,930
TECO Energy                                    15,715           274,855
TXU                                            16,936         1,738,142
Xcel Energy                                   117,520         2,175,295
Total                                                        40,623,515

Electrical Equipment (0.1%)
American Power Conversion                      13,366           299,532
Cooper Inds Cl A                                7,192           523,146
Emerson Electric                               31,003         2,344,137
Total                                                         3,166,815

Electronic Equipment & Instruments (0.1%)
Flextronics Intl                              228,612(b,c)    2,359,276

Energy Equipment & Services (1.7%)
Baker Hughes                                   24,909         1,428,531
BJ Services                                    59,279         2,172,575
Cooper Cameron                                 32,921(b)      2,621,499
Halliburton                                   222,963        14,191,595
Nabors Inds                                    23,751(b,c)    1,662,808
Natl Oilwell Varco                             12,046(b)        730,229
Noble                                           9,752           702,827
Rowan Companies                                 7,639           274,087
Schlumberger                                   81,717         7,822,768
TODCO Cl A                                     10,307           428,462
Transocean                                    108,151(b)      6,904,360
Weatherford Intl                               64,714(b)      4,498,270
Total                                                        43,438,011

Food & Staples Retailing (2.0%)
CVS                                           145,520         3,931,950
Rite Aid                                      684,626(b)      2,526,270
Safeway                                       647,916        15,064,047
Wal-Mart Stores                               575,399        27,941,376
Total                                                        49,463,643

Food Products (1.0%)
Campbell Soup                                  61,696         1,863,836
General Mills                                  95,550         4,541,492
Kellogg                                       433,160        19,089,361
Total                                                        25,494,689


Common Stocks (continued)
Issuer                                        Shares           Value(a)

Gas Utilities (0.1%)
KeySpan                                        12,920          $433,595
Nicor                                           3,248           130,245
NiSource                                       20,627           444,099
ONEOK                                          86,524         2,373,354
Peoples Energy                                  3,026           108,724
Total                                                         3,490,017

Health Care Equipment & Supplies (2.5%)
Alcon                                          14,260(c)      1,999,252
Baxter Intl                                   589,013        22,906,716
Boston Scientific                             499,944(b)     13,238,517
Guidant                                       273,948        16,897,113
Hospira                                        83,767(b)      3,698,313
Medtronic                                      74,283         4,127,906
Total                                                        62,867,817

Health Care Providers & Services (3.5%)
Aetna                                          26,326         2,434,892
AmerisourceBergen                              14,560         1,169,896
Cardinal Health                               293,445        18,765,808
Caremark Rx                                    14,251(b)        732,359
CIGNA                                          32,076         3,609,192
HCA                                           395,310        20,156,856
HealthSouth                                   385,074(b)      1,434,401
Magellan Health Services                       50,215(b)      1,467,282
McKesson                                       50,046         2,517,314
Medco Health Solutions                        202,322(b)     10,854,575
UnitedHealth Group                            366,173        21,919,115
Universal Health Services Cl B                 40,703         1,950,488
Total                                                        87,012,178

Hotels, Restaurants & Leisure (0.5%)
Carnival Unit                                  39,810         2,169,247
Marriott Intl Cl A                             34,357         2,219,806
McDonald's                                    192,324         6,510,167
Orient-Express Hotels Cl A                     13,660(c)        430,563
Total                                                        11,329,783

Household Durables (0.4%)
Centex                                          9,472           680,563
DR Horton                                      19,626           695,545
Fortune Brands                                 11,386           887,653
Harman Intl Inds                               35,304         3,442,141
KB HOME                                         6,151           429,155
Leggett & Platt                                13,928           327,029
Maytag                                          5,843           103,889
Pulte Homes                                    16,969           706,419
Snap-On                                         4,049           151,311
Sony                                           50,900(c)      1,890,693
Stanley Works                                   5,543           266,064
Whirlpool                                       4,941           404,421
Total                                                         9,984,883

Household Products (2.6%)
Colgate-Palmolive                             163,446         8,911,076
Procter & Gamble                              780,470        44,635,079
Spectrum Brands                               667,022(b)     12,006,396
Total                                                        65,552,551


Common Stocks (continued)
Issuer                                        Shares           Value(a)

Industrial Conglomerates (2.9%)
General Electric                            1,421,063       $50,760,371
Tyco Intl                                     783,383(c)     22,342,083
Total                                                        73,102,454

Insurance (4.2%)
ACE                                           331,938(c)     18,422,559
AFLAC                                          23,733         1,139,184
American Intl Group                           842,131        56,540,674
Aon                                           144,514         5,261,755
Aspen Insurance Holdings                      129,820(c)      3,249,395
Chubb                                          94,618         9,162,807
Endurance Specialty Holdings                   38,806(c)      1,336,867
Hartford Financial Services Group              92,724         8,101,296
Max Re Capital                                120,458(c)      3,216,229
Total                                                       106,430,766

Internet & Catalog Retail (0.2%)
eBay                                           83,674(b)      3,749,432
IAC/InterActiveCorp                            32,068(b)        885,397
Total                                                         4,634,829

Internet Software & Services (1.4%)
Google Cl A                                    78,607(b)     31,835,049
Yahoo!                                         97,441(b)      3,920,051
Total                                                        35,755,100

IT Services (0.6%)
Accenture Cl A                                 36,154(c)      1,028,220
Affiliated Computer Services Cl A             105,941(b)      5,909,389
Automatic Data Processing                      58,077         2,729,619
Cognizant Technology Solutions Cl A            16,390(b)        796,390
Computer Sciences                              28,969(b)      1,455,113
Electronic Data Systems                        33,500           772,175
First Data                                     37,289         1,613,495
Ness Technologies                              28,977(b,c)      289,480
Paychex                                        22,281           944,937
Satyam Computer Services ADR                    7,367(c)        259,613
Total                                                        15,798,431

Leisure Equipment & Products (--%)
Mattel                                         45,240           753,246

Machinery (0.8%)
Caterpillar                                   106,331         6,143,804
Danaher                                        20,579         1,142,135
Deere & Co                                     46,436         3,220,336
Dover                                          15,519           627,744
Eaton                                          11,354           723,477
Illinois Tool Works                            38,802         3,425,052
Ingersoll-Rand Cl A                            66,001(c)      2,615,620
ITT Inds                                       11,068         1,203,756
Navistar Intl                                   4,988(b)        141,510
Pall                                            9,526           264,442
Total                                                        19,507,876

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
58 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Large Cap Equity Fund

Issuer                                        Shares           Value(a)

Media (7.5%)
Clear Channel Communications                  153,926        $5,011,831
Clear Channel Outdoor Holdings Cl A            24,492(b)        497,188
Comcast Cl A                                  683,885(b)     18,054,564
Comcast Special Cl A                          291,254(b)      7,584,254
EchoStar Communications Cl A                   25,922           669,824
Grupo Televisa ADR                              4,214(c)        334,592
Liberty Global Cl A                           562,015(b)     12,538,555
Liberty Global Series C                       281,338(b)      5,843,390
Liberty Media Cl A                            935,093(b)      7,181,514
News Corp Cl A                              1,111,371        16,459,405
NTL                                           912,139(b)     53,113,853
Time Warner                                   964,320        17,338,474
Viacom Cl B                                   565,177        18,876,912
Vivendi Universal ADR                         724,451(c)     20,972,856
Walt Disney                                   122,834         3,062,252
Total                                                       187,539,464

Metals & Mining (0.9%)
Agnico-Eagle Mines                             36,724(c)        537,272
Alcan                                          66,072(c)      2,533,861
Alcoa                                          95,885         2,628,208
Allegheny Technologies                          6,212           204,872
Coeur d'Alene Mines                           845,535(b)      3,644,256
Freeport-McMoRan Copper & Gold Cl B            12,772           665,549
Glamis Gold                                    43,785(b,c)      975,968
Newmont Mining                                170,829         7,878,632
Nucor                                          10,738           720,305
PAN American Silver                            74,244(b,c)    1,409,894
Stillwater Mining                              23,597(b)        252,252
Total                                                        21,451,069

Multiline Retail (1.0%)
Dollar General                                 26,594           502,893
Federated Dept Stores                          41,708         2,687,246
JC Penney                                     157,089         8,242,460
Kohl's                                         97,672(b)      4,492,912
Target                                        170,132(d)      9,103,763
Total                                                        25,029,274

Multi-Utilities & Unregulated Power (0.5%)
AES                                            47,651(b)        751,456
Calpine                                        35,514(b)         18,112
CMS Energy                                     16,020(b)        223,960
Constellation Energy Group                     12,919           684,578
Dominion Resources                            102,128         7,756,621
Duke Energy                                    69,437         1,865,078
Dynegy Cl A                                    27,697(b)        132,669
Public Service Enterprise Group                17,399         1,091,265
Sempra Energy                                  17,498           769,037
Total                                                        13,292,776

Office Electronics (0.1%)
Xerox                                         159,552(b)      2,265,638


Common Stocks (continued)
Issuer                                        Shares           Value(a)

Oil & Gas (7.9%)
Amerada Hess                                   19,711        $2,414,992
Anadarko Petroleum                            191,402        17,342,935
Apache                                         24,922         1,626,908
Ashland                                         4,891           272,673
BP ADR                                        125,142(c)      8,239,349
Burlington Resources                           69,244         5,002,879
Chevron                                       516,422        29,596,145
ConocoPhillips                                481,116        29,112,329
Devon Energy                                  151,771         9,136,614
El Paso                                        47,200           518,728
EOG Resources                                  18,298         1,312,882
Exxon Mobil                                 1,199,491        69,606,464
Kerr-McGee                                      8,480           733,096
Kinder Morgan                                   7,765           703,509
Marathon Oil                                   76,494         4,535,329
Newfield Exploration                           65,888(b)      3,047,979
Occidental Petroleum                           30,051         2,383,044
Royal Dutch Shell ADR Series A                 38,539(c)      2,374,773
Sunoco                                          9,888           763,354
Ultra Petroleum                                65,298(b)      3,511,726
Valero Energy                                  78,947         7,594,701
Williams Companies                             41,421           890,552
XTO Energy                                     26,648         1,084,307
Total                                                       201,805,268

Paper & Forest Products (0.5%)
Bowater                                        51,051         1,585,134
Georgia-Pacific                                73,113         3,457,514
Intl Paper                                    111,998         3,531,297
Louisiana-Pacific                               8,157           219,994
MeadWestvaco                                   14,006           392,028
Weyerhaeuser                                   61,176         4,056,580
Total                                                        13,242,547

Personal Products (0.1%)
Estee Lauder Companies Cl A                    46,792         1,544,604

Pharmaceuticals (5.8%)
Abbott Laboratories                           234,245         8,833,379
AstraZeneca                                    28,939(c)      1,328,904
Bristol-Myers Squibb                          165,267         3,568,115
Eli Lilly & Co                                125,261         6,325,681
GlaxoSmithKline ADR                            77,148(c)      3,824,226
Johnson & Johnson                             262,346        16,199,866
Merck & Co                                    138,228         4,063,903
Novartis ADR                                  300,676(c)     15,755,422
Pfizer                                      2,080,131        44,098,776
Roche Holding                                  82,916(c)     12,412,409
Schering-Plough                               664,905        12,845,965
Teva Pharmaceutical Inds ADR                   20,762(c)        848,751
Wyeth                                         362,632        15,070,986
Total                                                       145,176,383

Real Estate Investment Trust (0.3%)
Apartment Investment & Management Cl A         28,630         1,108,840
Equity Office Properties Trust                 79,032         2,464,218
HomeBanc                                      501,423         3,936,170
Total                                                         7,509,228

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Road & Rail (0.1%)
Norfolk Southern                               41,035        $1,815,388

Semiconductors & Semiconductor Equipment (3.0%)
Analog Devices                                 56,807         2,154,121
Applied Materials                             176,067         3,188,573
ATI Technologies                              121,863(b,c)    1,993,679
Atmel                                          29,406(b)         98,510
Broadcom Cl A                                  65,840(b)      3,064,194
Credence Systems                               49,018(b)        397,536
Cypress Semiconductor                         134,089(b)      2,011,335
Freescale Semiconductor Cl A                  452,124(b)     11,642,193
Freescale Semiconductor Cl B                  172,689(b)      4,455,376
Integrated Device Technology                   28,209(b)        337,944
Intel                                         942,649        25,149,875
Linear Technology                              54,367         2,028,433
MEMC Electronic Materials                     351,418(b)      7,864,735
Micron Technology                              37,689(b)        537,445
Texas Instruments                             295,148         9,586,407
Total                                                        74,510,356

Software (3.2%)
Adobe Systems                                 177,325(d)      5,782,568
Cadence Design Systems                        209,785(b)      3,595,715
Check Point Software Technologies              20,816(b,c)      443,173
Compuware                                     550,833(b)      5,084,189
Electronic Arts                                11,936(b)        672,713
Macromedia                                     65,516(b)      2,939,048
McAfee                                         12,900(b)        358,749
Mercury Interactive                           123,282(b)      3,427,240
Microsoft                                   1,263,788        35,019,564
Oracle                                      1,253,459(b)     15,755,980
SAP ADR                                        97,444(c)      4,399,597
Siebel Systems                                102,826         1,079,673
Symantec                                            2(b)             35
TIBCO Software                                198,143(b)      1,658,457
Total                                                        80,216,701

Specialty Retail (0.8%)
AutoNation                                     16,194(b)        335,540
AutoZone                                        4,766(b)        424,460
Bed Bath & Beyond                                  45(b)          1,920
Circuit City Stores                            20,108           420,860
Gap                                            65,430         1,137,173
Home Depot                                    240,121        10,032,256
Lowe's Companies                               56,711         3,826,859
Office Depot                                   23,008(b)        682,877
OfficeMax                                       5,538           161,599
RadioShack                                     10,002           228,146
Sherwin-Williams                                9,079           398,023
Staples                                        54,524         1,259,504
Tiffany & Co                                   16,446           669,352
Total                                                        19,578,569

Textiles, Apparel & Luxury Goods (0.1%)
Jones Apparel Group                             9,520           273,795
Liz Claiborne                                   7,975           278,168
Nike Cl B                                      16,447         1,402,930

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
59 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Large Cap Equity Fund

Issuer                                        Shares           Value(a)

Textiles, Apparel & Luxury Goods (cont.)
Reebok Intl                                     3,992          $229,859
VF                                              7,296           413,318
Total                                                         2,598,070

Thrifts & Mortgage Finance (2.3%)
Countrywide Financial                         638,342        22,220,685
Fannie Mae                                    409,770        19,689,449
Freddie Mac                                   210,457        13,143,040
Washington Mutual                              41,771         1,720,547
Total                                                        56,773,721

Tobacco (1.6%)
Altria Group                                  537,100        39,095,509

Trading Companies & Distributors (--%)
WW Grainger                                     6,290           441,747

Wireless Telecommunication Services (1.5%)
LG Telecom                                     57,020(b,c)      355,789
Motient                                        91,358(b)      1,728,950
NeuStar Cl A                                  278,887(b)      8,455,854
O2                                          1,360,901(c)      4,592,827
Orascom Telecom GDR                           288,023(c)     14,473,156

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Wireless Telecommunication Services (cont.)
Partner Communications ADR                     47,988(c)       $383,904
Telesp Celular Participacoes ADR              460,586(c)      1,635,080
Vodafone Group ADR                            262,871(c)      5,664,870
Total                                                        37,290,430

Total Common Stocks
(Cost: $2,302,310,601)                                   $2,455,707,309

Short-Term Securities (3.2%)(e)
Issuer                       Effective          Amount         Value(a)
                              yield           payable at
                                               maturity
Commercial Paper
Bryant Park Funding
   12-09-05                     4.02%      $8,500,000(f)     $8,491,458
Chariot Funding
   12-13-05                     4.04       14,200,000(f)     14,179,335
Nieuw Amsterdam
   12-14-05                     4.06       10,000,000(f)      9,984,250

Short-Term Securities (continued)
Issuer                       Effective          Amount         Value(a)
                              yield           payable at
                                               maturity
Commercial Paper (cont.)
Park Granada LLC
   12-09-05                     4.05%      $4,000,000(f)     $3,995,950
   12-29-05                     4.19       15,000,000(f)     14,949,492
Sheffield Receivables
   12-01-05                     4.04       19,400,000(f)     19,397,822
Thames Asset Global Securitization
   12-22-05                     4.13       10,000,000(f)      9,974,822

Total Short-Term Securities
(Cost: $80,982,306)                                         $80,973,129

Total Investments in Securities
(Cost: $2,383,292,907)(g)                                $2,536,680,438

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2005.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2005, the value of foreign securities represented 10.2% of net assets.

(d)  At Nov. 30, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.7% of net assets. 2.5% of net assets is the Fund's cash equivalent position.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2005, the value of these securities amounted to $80,973,129 or 3.2% of net assets.

(g) At Nov. 30, 2005, the cost of securities for federal income tax purposes was approximately $2,383,293,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                $229,485,000
     Unrealized depreciation                                 (76,098,000)
                                                             -----------
     Net unrealized appreciation                            $153,387,000
                                                            ------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com.

--------------------------------------------------------------------------------
60 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

Investments in Securities
RiverSource VP -- Large Cap Value Fund
Nov. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (98.8%)
Issuer                                        Shares           Value(a)

Aerospace & Defense (3.8%)
Boeing                                            803           $54,757
Empresa Brasileira de Aeronautica ADR             579(c)         21,834
General Dynamics                                  412            47,092
Goodrich                                        1,447            55,738
Honeywell Intl                                  3,209           117,257
Lockheed Martin                                 1,801           109,141
Northrop Grumman                                2,456           140,900
United Technologies                             1,105            59,493
Total                                                           606,212

Automobiles (0.1%)
General Motors                                    609            13,337

Beverages (1.1%)
Coca-Cola                                         999            42,647
PepsiCo                                         2,353           139,298
Total                                                           181,945

Biotechnology (0.1%)
Biogen Idec                                       465(b)         19,907

Building Products (0.4%)
American Standard Companies                       547            20,830
Masco                                           1,524            45,369
Total                                                            66,199

Capital Markets (4.8%)
Bank of New York                                3,653           118,357
Franklin Resources                                566            52,570
Investors Financial Services                      913            34,466
Legg Mason                                         64             7,850
Lehman Brothers Holdings                        1,114           140,364
Merrill Lynch & Co                              1,848           122,744
Morgan Stanley                                  3,950           221,318
State Street                                    1,185            68,363
Total                                                           766,032

Chemicals (1.7%)
Dow Chemical                                    3,818           172,765
Eastman Chemical                                  626            34,637
Lyondell Chemical                               1,584            40,281
RPM Intl                                          929            17,279
Total                                                           264,962

Commercial Banks (8.3%)
Bank of America                                12,616           578,948
Commerce Bancorp                                  921            31,028
PNC Financial Services Group                    1,680           107,134
US Bancorp                                      4,879           147,736
Wachovia                                        2,946           157,316
Wells Fargo & Co                                4,610           289,739
Total                                                         1,311,901


Common Stocks (continued)
Issuer                                        Shares           Value(a)

Commercial Services & Supplies (0.6%)
Avery Dennison                                    690           $40,565
Cendant                                         3,092            54,945
Total                                                            95,510

Communications Equipment (1.3%)
Cisco Systems                                   3,476(b)         60,969
Corning                                           868(b)         17,577
Nokia ADR                                       7,952(c)        135,820
Total                                                           214,366

Computers & Peripherals (2.9%)
Dell                                            2,537(b)         76,516
EMC                                             5,292(b)         73,718
Hewlett-Packard                                 4,507           133,723
Intl Business Machines                          1,991           176,999
Total                                                           460,956

Consumer Finance (1.4%)
American Express                                  322            16,557
Capital One Financial                           1,206           100,170
MBNA                                            3,940           105,474
Total                                                           222,201

Containers & Packaging (0.5%)
Temple-Inland                                   1,955            81,856

Diversified Financial Services (6.0%)
Citigroup                                      12,594           611,438
JPMorgan Chase & Co                             9,059           346,507
Total                                                           957,945

Diversified Telecommunication Services (6.2%)
ALLTEL                                            415            27,734
at&t                                            9,553           237,965
BellSouth                                       5,730           156,200
Chunghwa Telecom ADR                            3,256(c)         56,720
Citizens Communications                         1,331            17,370
MCI                                             9,297           184,638
Sprint Nextel                                   8,050           201,572
Tele Norte Leste Participacoes ADR                577(c)         10,732
Telewest Global                                 1,131(b,c)       25,210
Verizon Communications                          2,344            74,961
Total                                                           993,102

Electric Utilities (2.6%)
Entergy                                         1,215            85,050
Exelon                                          2,509           130,568
FPL Group                                         480            20,347
PPL                                             1,569            46,129
Southern                                        2,894           100,451
Xcel Energy                                     1,683            31,152
Total                                                           413,697

Electronic Equipment & Instruments (0.2%)
Flextronics Intl                                2,953(b,c)       30,475

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Energy Equipment & Services (2.0%)
Cooper Cameron                                    633(b)        $50,406
Halliburton                                     1,420            90,383
Schlumberger                                      350            33,506
TODCO Cl A                                        199             8,272
Transocean                                      1,082(b)         69,075
Weatherford Intl                                1,055(b)         73,333
Total                                                           324,975

Food & Staples Retailing (1.2%)
CVS                                               812            21,940
Safeway                                         2,800            65,100
Wal-Mart Stores                                 2,269           110,183
Total                                                           197,223

Food Products (0.9%)
Campbell Soup                                     557            16,827
General Mills                                   1,180            56,085
Kellogg                                         1,622            71,482
Total                                                           144,394

Gas Utilities (0.3%)
ONEOK                                           1,664            45,644

Health Care Equipment & Supplies (1.6%)
Baxter Intl                                     2,201            85,597
Boston Scientific                               1,473(b)         39,005
Guidant                                         1,473            90,855
Hospira                                           847(b)         37,395
Total                                                           252,852

Health Care Providers & Services (1.4%)
Cardinal Health                                   746            47,707
CIGNA                                             400            45,008
HCA                                             1,719            87,652
McKesson                                          346            17,404
Medco Health Solutions                            399(b)         21,406
Total                                                           219,177

Hotels, Restaurants & Leisure (0.4%)
McDonald's                                      2,011            68,072

Household Products (1.7%)
Colgate-Palmolive                                 958            52,230
Procter & Gamble                                2,696           154,184
Spectrum Brands                                 3,996(b)         71,928
Total                                                           278,342

Industrial Conglomerates (2.8%)
General Electric                                7,699           275,008
Tyco Intl                                       6,083(c)        173,487
Total                                                           448,495

Insurance (5.8%)
ACE                                             2,975(c)        165,113
American Intl Group                             6,760           453,866
Aon                                             1,116            40,634
Aspen Insurance Holdings                          977(c)         24,454
See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
61 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Large Cap Value Fund

Issuer                                        Shares           Value(a)

Insurance (cont.)
Chubb                                           1,145          $110,882
Endurance Specialty Holdings                      736(c)         25,355
Hartford Financial Services Group               1,040            90,865
Max Re Capital                                    622(c)         16,607
Total                                                           927,776

IT Services (0.7%)
Accenture Cl A                                    507(c)         14,419
Affiliated Computer Services Cl A               1,540(b)         85,901
Computer Sciences                                 268(b)         13,462
Total                                                           113,782

Leisure Equipment & Products (0.1%)
Mattel                                            870            14,486

Machinery (1.1%)
Caterpillar                                     1,080            62,402
Deere & Co                                        525            36,409
Illinois Tool Works                               342            30,188
Ingersoll-Rand Cl A                               774(c)         30,674
ITT Inds                                          207            22,513
Total                                                           182,186

Media (6.2%)
Clear Channel Communications                      522            16,996
Comcast Cl A                                    2,567(b)         67,769
Comcast Special Cl A                            3,405(b)         88,666
EchoStar Communications Cl A                      498            12,868
Liberty Global Cl A                             1,154(b)         25,746
Liberty Global Series C                         1,154(b)         23,969
Liberty Media Cl A                             15,640(b)        120,115
News Corp Cl A                                  4,277            63,342
NTL                                             2,961(b)        172,419
Time Warner                                     7,013           126,094
Viacom Cl B                                     5,165           172,511
Vivendi Universal ADR                           1,611(c)         46,638
Walt Disney                                     2,361            58,860
Total                                                           995,993

Metals & Mining (0.4%)
Alcan                                           1,270(c)         48,705
Alcoa                                             603            16,528
Total                                                            65,233

Multi-Utilities & Unregulated Power (0.7%)
Dominion Resources                              1,497           113,697

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Multiline Retail (1.0%)
Federated Dept Stores                             523           $33,697
JC Penney                                         848            44,495
Target                                          1,382            73,950
Total                                                           152,142

Office Electronics (0.1%)
Xerox                                           1,178(b)         16,728

Oil & Gas (12.4%)
Amerada Hess                                      254            31,120
Anadarko Petroleum                              2,483           224,985
BP ADR                                          2,406(c)        158,411
Chevron                                         5,516           316,122
ConocoPhillips                                  5,653           342,063
Devon Energy                                    1,299            78,200
Exxon Mobil                                    12,157           705,472
Newfield Exploration                            1,267(b)         58,611
Royal Dutch Shell ADR Series A                    741(c)         45,660
Total                                                         1,960,644

Paper & Forest Products (1.1%)
Bowater                                           982            30,491
Georgia-Pacific                                 1,037            49,040
Intl Paper                                      1,442            45,466
Weyerhaeuser                                      830            55,037
Total                                                           180,034

Personal Products (--%)
Estee Lauder Companies Cl A                       229             7,559

Pharmaceuticals (4.0%)
Bristol-Myers Squibb                            1,879            40,568
GlaxoSmithKline ADR                               783(c)         38,813
Merck & Co                                      2,658            78,145
Novartis ADR                                    1,182(c)         61,937
Pfizer                                         13,113           277,995
Schering-Plough                                 4,041            78,072
Wyeth                                           1,353            56,231
Total                                                           631,761

Real Estate Investment Trust (0.5%)
Apartment Investment & Management Cl A            540            20,914
Equity Office Properties Trust                  1,519            47,363
HomeBanc                                        1,499            11,767
Total                                                            80,044

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Semiconductors & Semiconductor Equipment (1.9%)
ATI Technologies                                1,263(b,c)      $20,663
Broadcom Cl A                                     561(b)         26,109
Credence Systems                                  943(b)          7,648
Cypress Semiconductor                           2,578(b)         38,670
Freescale Semiconductor Cl A                    1,212(b)         31,209
Freescale Semiconductor Cl B                      379(b)          9,778
Intel                                           2,881            76,864
MEMC Electronic Materials                       2,821(b)         63,134
Texas Instruments                               1,022            33,195
Total                                                           307,270

Software (2.1%)
Cadence Design Systems                          4,034(b)         69,143
Compuware                                       3,134(b)         28,927
Microsoft                                       4,383           121,453
Oracle                                          6,213(b)         78,097
Siebel Systems                                  1,959            20,570
TIBCO Software                                  1,163(b)          9,734
Total                                                           327,924

Specialty Retail (0.5%)
Gap                                             1,258            21,864
Home Depot                                      1,515            63,297
Total                                                            85,161

Thrifts & Mortgage Finance (3.5%)
Countrywide Financial                           5,665           197,199
Fannie Mae                                      4,217           202,626
Freddie Mac                                     1,900           118,655
Washington Mutual                                 803            33,076
Total                                                           551,556

Tobacco (2.1%)
Altria Group                                    4,664           339,493

Wireless Telecommunication Services (0.3%)
Vodafone Group ADR                              2,323(c)         50,061

Total Common Stocks
(Cost: $15,051,479)                                         $15,783,307

Total Investments in Securities
(Cost: $15,051,479)(d)                                      $15,783,307

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
62 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Large Cap Value Fund

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2005.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2005, the value of foreign securities represented 7.5% of net assets.

(d) At Nov. 30, 2005, the cost of securities for federal income tax purposes was approximately $15,051,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                 $1,140,000
     Unrealized depreciation                                    (48,000)
                                                                -------
     Net unrealized appreciation                             $  732,000
                                                             ----------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com.

--------------------------------------------------------------------------------
63 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

Investments in Securities
RiverSource VP -- Mid Cap Growth Fund
Nov. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (102.9%)
Issuer                                        Shares           Value(a)

Biotechnology (9.1%)
Biogen Idec                                    63,916(b)     $2,736,244
Gilead Sciences                                55,005(b)      2,788,203
Invitrogen                                     60,944(b)      4,061,918
MedImmune                                     163,646(b)      5,876,528
OSI Pharmaceuticals                            48,066(b)      1,165,601
Techne                                        108,613(b)      6,001,954
Total                                                        22,630,448

Capital Markets (5.9%)
Investors Financial Services                   73,695         2,781,986
Legg Mason                                     64,196         7,873,640
T Rowe Price Group                             54,977         3,955,595
Total                                                        14,611,221

Chemicals (2.3%)
Sigma-Aldrich                                  86,800         5,732,272

Commercial Services & Supplies (5.5%)
Cintas                                         93,107         4,163,745
Robert Half Intl                              184,639         7,064,288
Strayer Education                              25,739         2,568,752
Total                                                        13,796,785

Communications Equipment (1.0%)
Juniper Networks                              114,109(b)      2,566,311

Computers & Peripherals (1.1%)
Network Appliance                              90,680(b)      2,640,602

Construction Materials (2.4%)
Martin Marietta Materials                      80,682         6,060,025

Electrical Equipment (1.4%)
American Power Conversion 1                    50,322         3,368,716

Energy Equipment & Services (7.4%)
BJ Services                                   104,264         3,821,276
ENSCO Intl                                    126,562         5,993,976
Nabors Inds                                    51,887(b,c)    3,632,609
Noble                                          52,784         3,804,143
Tidewater                                      27,317         1,234,728
Total                                                        18,486,732

Food & Staples Retailing (4.3%)
Whole Foods Market                             72,541        10,683,838

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Health Care Equipment & Supplies (5.7%)
Biomet                                         73,075        $2,602,932
Diagnostic Products                           137,796         6,276,608
Kinetic Concepts                               59,493(b)      2,317,252
St. Jude Medical                               62,108(b)      2,966,899
Total                                                        14,163,691

Health Care Providers & Services (10.5%)
Dendrite Intl                                 241,090(b)      4,542,136
Express Scripts                                76,810(b)      6,487,372
Health Management Associates Cl A             207,313         4,855,270
Lincare Holdings                              115,804(b)      4,971,466
Omnicare                                       92,209         5,251,302
Total                                                        26,107,546

Hotels, Restaurants & Leisure (4.2%)
Brinker Intl                                   67,792         2,689,987
Cheesecake Factory                            106,967(b)      3,919,271
Panera Bread Cl A                              32,942(b)      2,240,056
Station Casinos                                22,918         1,589,134
Total                                                        10,438,448

IT Services (8.8%)
Acxiom                                        220,309         4,886,454
Fiserv                                        129,471(b)      5,892,225
Paychex                                       173,334         7,351,095
VeriFone Holdings                             168,811(b)      3,865,772
Total                                                        21,995,546

Machinery (0.5%)
Danaher                                        24,154         1,340,547

Media (3.6%)
Catalina Marketing                            146,703         3,883,228
Univision Communications Cl A                  97,672(b)      2,952,625
Westwood One                                  113,900         2,066,146
Total                                                         8,901,999

Oil & Gas (6.9%)
Denbury Resources                              57,091(b)      1,292,540
EOG Resources                                  80,769         5,795,176
Murphy Oil                                     27,860         1,377,956
Newfield Exploration                           67,947(b)      3,143,228
Pogo Producing                                 67,946         3,329,354
XTO Energy                                     57,687         2,347,284
Total                                                        17,285,538

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Semiconductors & Semiconductor Equipment (5.6%)
Broadcom Cl A                                  62,637(b)     $2,915,126
KLA-Tencor                                     39,454         2,019,650
Maxim Integrated Products                      52,851         1,931,704
Microchip Technology                          140,676         4,692,952
Novellus Systems                               92,548(b)      2,283,159
Total                                                        13,842,591

Software (7.4%)
Advent Software                               123,640(b)      3,541,050
BMC Software                                  193,040(b)      3,955,390
Fair Isaac                                    140,864         6,454,388
Kronos                                         48,830(b)      2,311,124
NAVTEQ                                         52,639(b)      2,210,838
Total                                                        18,472,790

Specialty Retail (4.5%)
Advance Auto Parts                             47,870(b)      2,026,816
Chico's FAS                                    49,087(b)      2,165,228
Williams-Sonoma                               162,892(b)      7,067,883
Total                                                        11,259,927

Textiles, Apparel & Luxury Goods (1.6%)
Coach                                         112,122(b)      3,860,360

Trading Companies & Distributors (3.2%)
Fastenal                                      198,528         7,881,562

Total Common Stocks
(Cost: $195,951,765)                                       $256,127,495

Short-Term Securities (2.5%)
Issuer                       Effective          Amount         Value(a)
                               yield          payable at
                                               maturity
Commercial Paper
Amsterdam Funding
   12-01-05                     4.02%      $2,900,000(d)     $2,899,676
Park Granada LLC
   12-14-05                     4.09        3,300,000(d)      3,294,764

Total Short-Term Securities
(Cost: $6,195,138)                                           $6,194,440

Total Investments in Securities
(Cost: $202,146,903)(e)                                    $262,321,935

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
64 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Mid Cap Growth Fund

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2005.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2005, the value of foreign securities represented 1.5% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2005, the value of these securities amounted to $6,194,440 or 2.5% of net assets.

(e) At Nov. 30, 2005, the cost of securities for federal income tax purposes was approximately $202,147,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                $65,177,000
     Unrealized depreciation                                 (5,002,000)
                                                             ----------
     Net unrealized appreciation                            $60,175,000
                                                            -----------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com.

--------------------------------------------------------------------------------
65 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

Investments in Securities
RiverSource VP -- Mid Cap Value Fund
Nov. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (95.6%)
Issuer                                        Shares           Value(a)

Aerospace & Defense (0.7%)
Goodrich                                        2,398           $92,371

Airlines (1.4%)
AMR                                             8,117(b)        137,096
Continental Airlines Cl B                       3,401(b)         52,954
Total                                                           190,050

Auto Components (0.5%)
Ballard Power Systems                           2,392(b,c)       10,692
Johnson Controls                                  793            55,074
Total                                                            65,766

Building Products (1.3%)
American Standard Companies                     4,645           176,882

Capital Markets (0.8%)
AMVESCAP                                        2,906(c)         19,850
Mellon Financial                                2,909            97,859
Total                                                           117,709

Chemicals (5.1%)
Agrium                                          2,042(c)         41,677
Cabot                                           1,598            56,010
Eastman Chemical                                3,134           173,405
Imperial Chemical Inds ADR                      2,604(c)         58,225
Lubrizol                                        1,351            57,026
Monsanto                                        1,723           126,244
Mosaic                                          2,604(b)         35,258
PPG Inds                                        2,662           161,663
Total                                                           709,508

Commercial Banks (3.8%)
AmSouth Bancorporation                          5,382           143,107
Comerica                                        2,449           141,234
Huntington Bancshares                           2,349            56,282
KeyCorp                                         3,368           111,683
North Fork Bancorporation                       2,960            79,920
Total                                                           532,226

Commercial Services & Supplies (1.4%)
Dun & Bradstreet                                  623(b)         40,495
Pitney Bowes                                    1,073            44,701
Ritchie Bros Auctioneers                        1,106(c)         43,189
RR Donnelley & Sons                             2,052            70,179
Total                                                           198,564

Communications Equipment (1.3%)
Scientific-Atlanta                              1,948            82,439
Tellabs                                         9,807(b)        100,620
Total                                                           183,059

Computers & Peripherals (0.8%)
Diebold                                         2,892           112,383

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Construction & Engineering (2.0%)
Fluor                                           1,966          $145,680
Insituform Technologies Cl A                      779(b)         15,479
McDermott Intl                                  2,932(b)        122,734
Total                                                           283,893

Consumer Finance (0.8%)
Capital One Financial                           1,328           110,304

Containers & Packaging (0.4%)
Temple-Inland                                   1,433            60,000

Diversified Telecommunication Services (1.8%)
CenturyTel                                      3,124           103,404
MCI                                             2,032            40,356
Qwest Communications Intl                      20,423(b)        107,016
Total                                                           250,776

Electric Utilities (2.9%)
Consolidated Edison                             1,726            78,602
DPL                                             2,095            53,527
DTE Energy                                      1,433            62,536
Pinnacle West Capital                           4,501           186,747
Xcel Energy                                     1,291            23,896
Total                                                           405,308

Electrical Equipment (2.6%)
Cooper Inds Cl A                                2,201           160,101
Energy Conversion Devices                         581(b)         17,052
FuelCell Energy                                 1,254(b)         10,571
Plug Power                                      1,685(b)          8,644
Rockwell Automation                             3,019           170,363
Total                                                           366,731

Electronic Equipment & Instruments (0.6%)
Solectron                                      23,850(b)         85,622

Energy Equipment & Services (8.6%)
BJ Services                                     5,085           186,365
Cooper Cameron                                  2,151(b)        171,284
GlobalSantaFe                                   8,234           373,495
Nabors Inds                                     2,048(b,c)      143,380
Smith Intl                                      3,041           114,919
Weatherford Intl                                2,889(b)        200,815
Total                                                         1,190,258

Food Products (2.1%)
Archer-Daniels-Midland                          6,684           157,542
Del Monte Foods                                 4,958(b)         48,985
Tyson Foods Cl A                                5,221            87,869
Total                                                           294,396

Gas Utilities (1.3%)
NiSource                                        8,620           185,589


Common Stocks (continued)
Issuer                                        Shares           Value(a)

Health Care Providers & Services (0.9%)
CIGNA                                             485           $54,572
Tenet Healthcare                                8,849(b)         69,199
Total                                                           123,771

Hotels, Restaurants & Leisure (1.4%)
Royal Caribbean Cruises                         4,218           193,437

Household Durables (2.8%)
Centex                                            683            49,074
DR Horton                                       1,110            39,338
Lennar Cl A                                       695            40,088
Mohawk Inds                                       631(b)         55,515
Stanley Works                                   1,447            69,456
Whirlpool                                       1,662           136,035
Total                                                           389,506

Industrial Conglomerates (0.6%)
Textron                                           975            76,928

Insurance (13.7%)
ACE                                             6,349(c)        352,369
Aon                                             9,437           343,600
Axis Capital Holdings                           1,130(c)         34,216
Bristol West Holdings                           3,144            58,258
Everest Re Group                                2,432(c)        255,652
Jefferson-Pilot                                 1,708            94,879
Lincoln Natl                                    1,397            72,616
Loews                                           2,232           215,567
Torchmark                                       1,781            96,388
Willis Group Holdings                           2,782(c)        103,741
XL Capital Cl A                                 3,915(c)        259,878
Total                                                         1,887,164

IT Services (2.3%)
Computer Sciences                               2,760(b)        138,635
Electronic Data Systems                         7,743           178,476
Total                                                           317,111

Leisure Equipment & Products (1.0%)
Eastman Kodak                                   3,559            85,309
Hasbro                                          2,368            48,355
Total                                                           133,664

Machinery (5.9%)
AGCO                                            6,246(b)        105,745
Cummins                                         1,309           116,501
Dover                                           3,862           156,218
Eaton                                           3,236           206,197
Ingersoll-Rand Cl A                             4,270(c)        169,220
Manitowoc                                       1,227            61,473
Total                                                           815,354

See accompanying notes to investments in securities.

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

RiverSource VP -- Mid Cap Value Fund

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Media (1.0%)
Dex Media                                       1,560           $42,463
Interpublic Group  of Companies                 5,605(b)         52,239
Tribune                                         1,351            43,191
Total                                                           137,893

Metals & Mining (3.3%)
Freeport-McMoRan  Copper & Gold Cl B            4,152           216,360
Nucor                                           1,385            92,906
Phelps Dodge                                    1,050           142,454
Total                                                           451,720

Multi-Utilities & Unregulated Power (2.6%)
CMS Energy                                      2,210(b)         30,896
Constellation Energy Group                        815            43,187
Energy East                                     4,611           108,128
Public Service  Enterprise Group                2,942           184,522
Total                                                           366,733

Multiline Retail (1.5%)
Family Dollar Stores                            3,113            70,074
Federated Dept Stores                           1,149            74,030
JC Penney                                       1,287            67,529
Total                                                           211,633

Oil & Gas (5.8%)
Amerada Hess                                      888           108,798
El Paso                                         2,294            25,211
Kerr-McGee                                        651            56,279
Pioneer Natural Resources                       5,627           286,583
Suncor Energy                                   3,112(c)        177,042
Sunoco                                          2,020           155,944
Total                                                           809,857

Paper & Forest Products (1.7%)
Abitibi-Consolidated                            3,350(c)         11,223
Bowater                                         3,186            98,925
Georgia-Pacific                                   925            43,743
Louisiana-Pacific                                 950            25,622
MeadWestvaco                                    2,002            56,036
Total                                                           235,549

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Real Estate Investment Trust (3.5%)
Boston Properties                                 477           $35,875
Crescent Real Estate Equities                   5,525           114,754
Equity Residential                              3,199           130,391
Rayonier                                        3,267           129,831
Starwood Hotels & Resorts Worldwide Unit        1,225            74,113
Total                                                           484,964

Road & Rail (1.6%)
CSX                                             4,441           216,010

Semiconductors & Semiconductor Equipment (1.9%)
Intersil Cl A                                   2,840            72,846
Natl Semiconductor                              7,546           195,290
Total                                                           268,136

Software (0.9%)
BMC Software                                    6,360(b)        130,316

Specialty Retail (1.2%)
AnnTaylor Stores                                2,329(b)         70,638
AutoZone                                          411(b)         36,604
RadioShack                                      2,660            60,675
Total                                                           167,917

Textiles, Apparel & Luxury Goods (1.3%)
Liz Claiborne                                   2,803            97,769
VF                                              1,485            84,125
Total                                                           181,894

Tobacco (0.6%)
Reynolds American                                 876            77,982

Total Common Stocks
(Cost: $12,539,712)                                         $13,288,934


Bond (0.6%)
Issuer                        Coupon           Principal       Value(a)
                               rate             amount
Wirelines
Qwest Communications Intl
   11-15-25                     3.50%         $80,000           $86,759

Total Bond
(Cost: $80,000)                                                 $86,759

Short-Term Security (3.6%)
Issuer                       Effective          Amount         Value(a)
                               yield          payable at
                                               maturity
U.S. Government Agency
Federal Home Loan Mtge Corp Disc Nt
   12-13-05                     3.95%        $500,000          $499,290

Total Short-Term Security
(Cost: $499,345)                                               $499,290

Total Investments in Securities
(Cost: $13,119,057)(d)                                      $13,874,983

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
67 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Mid Cap Value Fund

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2005.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2005, the value of foreign securities represented 12.1% of net assets.

(d) At Nov. 30, 2005, the cost of securities for federal income tax purposes was approximately $13,119,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                  $ 952,000
     Unrealized depreciation                                   (196,000)
                                                               --------
     Net unrealized appreciation                              $ 756,000
                                                              ---------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com.

--------------------------------------------------------------------------------
68 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

Investments in Securities
RiverSource VP -- New Dimensions Fund
Nov. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (92.2%)
Issuer                                        Shares           Value(a)

Aerospace & Defense (2.7%)
Boeing                                        147,992       $10,091,574
Empresa Brasileira de Aeronautica ADR          44,782(c)      1,688,729
General Dynamics                               16,153(g)      1,846,288
Goodrich                                      133,579         5,145,463
Honeywell Intl                                262,551         9,593,614
Lockheed Martin                               185,618        11,248,451
Northrop Grumman                               94,348         5,412,745
United Technologies                           152,538         8,212,646
Total                                                        53,239,510

Auto Components (0.1%)
Cooper Tire & Rubber                            3,802            55,927
Dana                                            8,444            58,855
Delphi                                         29,394            10,729
Goodyear Tire & Rubber                          9,398(b)        160,988
Johnson Controls                               10,424           723,946
Visteon                                         6,955            47,016
Total                                                         1,057,461

Automobiles (0.1%)
Ford Motor                                    100,608           817,943
General Motors                                 54,766(e)      1,199,376
Harley-Davidson                                15,541           837,038
Total                                                         2,854,357

Beverages (1.3%)
Coca-Cola                                      80,196         3,423,567
PepsiCo                                       379,801        22,484,219
Total                                                        25,907,786

Biotechnology (1.5%)
Amgen                                         192,472(b)     15,576,758
Biogen Idec                                   132,139(b)      5,656,871
Genentech                                      67,192(b)      6,424,899
Gilead Sciences                                60,043(b)      3,043,580
Total                                                        30,702,108

Building Products (0.2%)
American Standard Companies                    31,540         1,201,043
Masco                                          84,547         2,516,964
Total                                                         3,718,007

Capital Markets (2.4%)
Bank of New York                              191,619         6,208,456
Charles Schwab                                 86,988         1,326,567
Franklin Resources                             73,023         6,782,376
Investors Financial Services                   67,456         2,546,464
Legg Mason                                      2,432           298,285
Lehman Brothers Holdings                       71,699         9,034,074
Merrill Lynch & Co                             71,003         4,716,019
Morgan Stanley                                243,504        13,643,529
State Street                                   66,741         3,850,288
Total                                                        48,406,058

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Chemicals (1.0%)
Air Products & Chemicals                       12,189          $721,223
Dow Chemical                                  200,758         9,084,299
Eastman Chemical                               28,451         1,574,194
Ecolab                                         11,899           395,880
EI du Pont de Nemours & Co                     52,756         2,255,319
Engelhard                                       6,474           190,983
Hercules                                        6,199(b)         72,900
Intl Flavors & Fragrances                       4,957           161,301
Lyondell Chemical                              60,839         1,547,136
Monsanto                                       22,443         1,644,399
PPG Inds                                        9,265           562,663
Praxair                                        16,626           864,552
Rohm & Haas                                    10,250           448,950
RPM Intl                                       35,700           664,020
Sigma-Aldrich                                   3,785           249,961
Total                                                        20,437,780

Commercial Banks (4.3%)
Bank of America                               805,423        36,960,861
Commerce Bancorp                              139,360(e)      4,695,038
ICICI Bank ADR                                 29,742(c)        757,529
PNC Financial Services Group                  121,532         7,750,096
US Bancorp                                    187,426         5,675,259
Wachovia                                      195,109        10,418,821
Wells Fargo & Co                              310,488        19,514,171
Total                                                        85,771,775

Commercial Services & Supplies (0.6%)
Allied Waste Inds                              14,253(b)        119,868
Apollo Group Cl A                               8,686(b)        618,443
Avery Dennison                                 32,061         1,884,866
Cendant                                       377,905         6,715,372
Cintas                                          8,003           357,894
Equifax                                         7,178           274,917
Monster Worldwide                               6,152(b)        239,313
Pitney Bowes                                   12,905           537,622
RR Donnelley & Sons                            11,538           394,600
Waste Management                               32,142           961,367
Total                                                        12,104,262

Communications Equipment (2.9%)
CIENA                                         698,422(b)      2,088,282
Cisco Systems                                 966,341(b)     16,949,621
Corning                                       138,510(b)      2,804,828
Nokia ADR                                   2,100,878(c)     35,882,996
Total                                                        57,725,727

Computers & Peripherals (2.8%)
Dell                                          613,084(b)     18,490,614
EMC                                           832,800(b)     11,600,904
Hewlett-Packard                               371,318        11,017,005
Intl Business Machines                        175,779        15,626,753
Total                                                        56,735,276

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Construction & Engineering (--%)
Fluor                                           4,505          $333,821

Construction Materials (--%)
Vulcan Materials                                5,331           355,578

Consumer Finance (1.0%)
American Express                               41,321         2,124,726
Capital One Financial                         116,834         9,704,225
First Marblehead                               36,190(e)      1,223,222
MBNA                                          275,087         7,364,079
Total                                                        20,416,252

Containers & Packaging (0.2%)
Ball                                            5,948           245,177
Bemis                                           5,965           164,336
Pactiv                                          8,041(b)        162,750
Sealed Air                                      4,368(b)        225,869
Temple-Inland                                  81,813         3,425,510
Total                                                         4,223,642

Distributors (--%)
Genuine Parts                                   9,302           412,172

Diversified Financial Services (4.5%)
Citigroup                                     720,822        34,995,907
Consumer Discretionary
  Select Sector SPDR Fund                      21,125           699,238
Industrial Select Sector SPDR Fund             76,584         2,409,333
JPMorgan Chase & Co                           479,634        18,346,001
Materials Select Sector SPDR Trust             30,019           890,664
SPDR Trust Series 1                           265,300        33,271,272
Total                                                        90,612,415

Diversified Telecommunication Services (7.9%)
ALLTEL                                         94,618         6,323,321
at&t                                          453,528        11,297,382
BellSouth                                     259,432         7,072,116
Brasil Telecom Participacoes ADR               26,649(c)      1,033,981
Chunghwa Telecom ADR                          192,941(c)      3,361,032
Citizens Communications                        51,138           667,351
France Telecom                                 98,545(c)      2,457,708
MCI                                           357,137         7,092,741
Sprint Nextel                               3,665,218        91,777,059
Tele Norte Leste Participacoes ADR            139,252(c)      2,590,087
Telewest Global                               879,087(b,c)   19,594,849
Verizon Communications                         90,071         2,880,471
Total                                                       156,148,098

Electric Utilities (1.5%)
Allegheny Energy                                8,411(b)        234,078
Ameren                                         11,085           581,519
American Electric Power                        21,486           785,098

See accompanying notes to investments in securities.

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69 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- New Dimensions Fund

Issuer                                        Shares           Value(a)

Electric Utilities (cont.)
CenterPoint Energy                             15,716          $207,766
Cinergy                                        11,230           461,328
Consolidated Edison                            13,366           608,688
DTE Energy                                      9,791           427,279
Edison Intl                                    17,775           802,008
Entergy                                        58,477         4,093,390
Exelon                                        132,276         6,883,644
FirstEnergy                                    18,496           868,572
FPL Group                                      39,760         1,685,426
PG&E                                           20,100           739,278
Pinnacle West Capital                           5,434           225,457
PPL                                            80,008         2,352,235
Progress Energy                                13,712           614,023
Southern                                      152,757         5,302,196
TECO Energy                                    11,547           201,957
TXU                                            12,406         1,273,228
Xcel Energy                                    86,798         1,606,631
Total                                                        29,953,801

Electrical Equipment (0.1%)
American Power Conversion                       9,821           220,089
Cooper Inds Cl A                                5,284           384,358
Emerson Electric                               22,711         1,717,178
Total                                                         2,321,625

Electronic Equipment & Instruments (0.1%)
Flextronics Intl                              168,848(b,c)    1,742,511

Energy Equipment & Services (1.6%)
Baker Hughes                                   18,303         1,049,677
BJ Services                                    43,748         1,603,364
Cooper Cameron                                 24,315(b)      1,936,203
Halliburton                                   164,708        10,483,664
Nabors Inds                                    17,395(b,c)    1,217,824
Natl Oilwell Varco                              8,851(b)        536,548
Noble                                           7,166           516,454
Rowan Companies                                 5,613           201,394
Schlumberger                                   59,943         5,738,343
TODCO Cl A                                      7,638           317,512
Transocean                                     79,878(b)      5,099,412
Weatherford Intl                               47,796(b)      3,322,300
Total                                                        32,022,695

Food & Staples Retailing (1.8%)
CVS                                           107,439         2,903,002
Rite Aid                                      505,650(b)      1,865,849
Safeway                                       458,158        10,652,174
Wal-Mart Stores                               424,975        20,636,785
Total                                                        36,057,810

Food Products (0.9%)
Campbell Soup                                  45,567         1,376,579
General Mills                                  70,571(g)      3,354,240
Kellogg                                       319,960        14,100,637
Total                                                        18,831,456

Gas Utilities (0.1%)
KeySpan                                         9,494           318,619
Nicor                                           2,387            95,719
NiSource                                       15,156           326,309

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Gas Utilities (cont.)
ONEOK                                          63,905        $1,752,914
Peoples Energy                                  2,223            79,872
Total                                                         2,573,433

Health Care Equipment & Supplies (2.3%)
Alcon                                          10,446(c)      1,464,529
Baxter Intl                                   435,032        16,918,395
Boston Scientific                             368,521(b)      9,758,436
Guidant                                       202,285        12,476,939
Hospira                                        61,839(b)      2,730,192
Medtronic                                      54,846         3,047,792
Total                                                        46,396,283

Health Care Providers & Services (3.2%)
Aetna                                          19,181         1,774,051
AmerisourceBergen                              10,652           855,888
Cardinal Health                               215,505        13,781,545
Caremark Rx                                    10,428(b)        535,895
CIGNA                                          23,647         2,660,760
HCA                                           290,310        14,802,907
HealthSouth                                   283,061(b)      1,054,402
Magellan Health Services                       36,912(b)      1,078,569
McKesson                                       36,813         1,851,694
Medco Health Solutions                        148,578(b)      7,971,210
UnitedHealth Group                            270,454        16,189,376
Universal Health Services Cl B                 29,816         1,428,783
Total                                                        63,985,080

Hotels, Restaurants & Leisure (0.4%)
Carnival Unit                                  29,164         1,589,146
Marriott Intl Cl A                             25,145         1,624,618
McDonald's                                    142,046         4,808,258
Orient-Express Hotels Cl A                     10,100(c)        318,352
Total                                                         8,340,374

Household Durables (0.4%)
Centex                                          6,959           500,004
DR Horton                                      14,421           511,080
Fortune Brands                                  8,340           650,186
Harman Intl Inds                               25,916         2,526,811
KB HOME                                         4,520           315,360
Leggett & Platt                                10,234           240,294
Maytag                                          4,293            76,330
Pulte Homes                                    12,468           519,043
Snap-On                                         2,975           111,176
Sony                                           37,228(c)      1,382,843
Stanley Works                                   4,073           195,504
Whirlpool                                       3,631           297,197
Total                                                         7,325,828

Household Products (2.3%)
Colgate-Palmolive                             120,717         6,581,491
Procter & Gamble                              576,438        32,966,489
Spectrum Brands                               330,005(b)      5,940,090
Total                                                        45,488,070

Industrial Conglomerates (2.7%)
General Electric                            1,049,622        37,492,497
Tyco Intl                                     578,507(c)     16,499,020
Total                                                        53,991,517

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Insurance (3.9%)
ACE                                           245,159(c)    $13,606,325
AFLAC                                          16,641           798,768
American Intl Group                           621,980        41,759,737
Aon                                           106,366         3,872,786
Aspen Insurance Holdings                       95,510(c)      2,390,615
Chubb                                          69,883         6,767,470
Endurance Specialty Holdings                   28,688(c)        988,302
Hartford Financial Services Group              68,662         5,998,999
Max Re Capital                                 88,479(c)      2,362,389
Total                                                        78,545,391

Internet & Catalog Retail (0.2%)
eBay                                           60,963(b)      2,731,752
IAC/InterActiveCorp                            23,563(b)        650,574
Total                                                         3,382,326

Internet Software & Services (1.3%)
Google Cl A                                    57,648(b)     23,346,863
Yahoo!                                         71,724(b)      2,885,457
Total                                                        26,232,320

IT Services (0.6%)
Accenture Cl A                                 26,656(c)        758,097
Affiliated Computer Services Cl A              78,248(b)      4,364,673
Automatic Data Processing                      42,596         2,002,012
Cognizant Technology Solutions Cl A            12,015(b)        583,809
Computer Sciences                              21,396(b)      1,074,721
Electronic Data Systems                        24,800           571,640
First Data                                     27,490         1,189,492
Ness Technologies                              21,237(b,c)      212,158
Paychex                                        16,209           687,424
Satyam Computer Services ADR                    5,339(c)        188,146
Total                                                        11,632,172

Leisure Equipment & Products (--%)
Mattel                                         33,413           556,326

Machinery (0.7%)
Caterpillar                                    78,534(g)      4,537,694
Danaher                                        15,121           839,216
Deere & Co                                     34,254(g)      2,375,515
Dover                                          11,403           461,251
Eaton                                           8,342           531,552
Illinois Tool Works                            28,560         2,520,991
Ingersoll-Rand Cl A                            48,693(c)      1,929,704
ITT Inds                                        8,184           890,092
Navistar Intl                                   3,665(b)        103,976
Pall                                            6,999           194,292
Total                                                        14,384,283

Media (7.0%)
Clear Channel Communications                  113,815         3,705,816
Clear Channel Outdoor Cl A                     21,120(b)        428,736
Comcast Cl A                                   62,431(b)      1,648,178
Comcast Special Cl A                          609,471(b)     15,870,625

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
70 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- New Dimensions Fund

Issuer                                        Shares           Value(a)

Media (cont.)
EchoStar Communications Cl A                   19,145          $494,707
Grupo Televisa ADR                              3,147(c)        249,872
Liberty Global Cl A                           412,562(b)      9,204,258
Liberty Global Series C                       206,650(b)      4,292,121
Liberty Media Cl A                            687,569(b)      5,280,530
News Corp Cl A                                820,835        12,156,566
NTL                                           669,173(b)     38,965,944
Time Warner                                   712,226        12,805,823
Viacom Cl B                                   417,427        13,942,062
Vivendi Universal ADR                         533,628(c)     15,448,531
Walt Disney                                    90,703         2,261,226
Total                                                       136,754,995

Metals & Mining (0.8%)
Agnico-Eagle Mines                             26,934(c)        394,044
Alcan                                          48,799(c)      1,871,442
Alcoa                                          70,363         1,928,650
Allegheny Technologies                          4,565           150,554
Coeur d'Alene Mines                           624,494(b)      2,691,569
Freeport-McMoRan Copper & Gold Cl B             9,385           489,052
Glamis Gold                                    32,201(b,c)      717,760
Newmont Mining                                126,125         5,816,885
Nucor                                           7,890           529,261
PAN American Silver                            54,403(b,c)    1,033,113
Stillwater Mining                              17,336(b)        185,322
Total                                                        15,807,652

Multi-Utilities & Unregulated Power (0.5%)
AES                                            35,013(b)        552,155
Calpine                                        26,095(b)         13,308
CMS Energy                                     11,771(b)        164,559
Constellation Energy Group                      9,493           503,034
Dominion Resources                             75,411         5,727,466
Duke Energy                                    50,865         1,366,234
Dynegy Cl A                                    20,351(b)         97,481
Public Service Enterprise Group                12,785           801,875
Sempra Energy                                  12,857           565,065
Total                                                         9,791,177

Multiline Retail (0.9%)
Dollar General                                 19,481           368,386
Federated Dept Stores                          30,838         1,986,892
JC Penney                                     116,018         6,087,464
Kohl's                                         72,138(b)      3,318,348
Target                                        125,674         6,724,816
Total                                                        18,485,906

Office Electronics (0.1%)
Xerox                                         117,353(b)      1,666,413

Oil & Gas (7.6%)
Amerada Hess                                   14,450         1,770,414
Anadarko Petroleum                            141,365        12,809,083
Apache                                         18,256         1,191,752
Ashland                                         3,594           200,366
BP ADR                                         92,427(c)      6,085,394
Burlington Resources                           50,723         3,664,737

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Oil & Gas (cont.)
Chevron                                       381,425       $21,859,466
ConocoPhillips                                355,329        21,500,957
Devon Energy                                  112,129         6,750,166
El Paso                                        34,681           381,144
EOG Resources                                  13,445           964,679
Exxon Mobil                                   885,954        51,411,910
Kerr-McGee                                      6,231           538,670
Kinder Morgan                                   5,706           516,964
Marathon Oil                                   56,093         3,325,754
Newfield Exploration                           48,663(b)      2,251,150
Occidental Petroleum                           22,015         1,745,790
Royal Dutch Shell ADR Series A                 28,464(c)      1,753,952
Sunoco                                          7,265           560,858
Ultra Petroleum                                47,849(b)      2,573,319
Valero Energy                                  57,830         5,563,246
Williams Companies                             30,436           654,374
XTO Energy                                     19,580           796,710
Total                                                       148,870,855

Paper & Forest Products (0.5%)
Bowater                                        37,705         1,170,740
Georgia-Pacific                                54,000         2,553,660
Intl Paper                                     82,661         2,606,301
Louisiana-Pacific                               5,993           161,631
MeadWestvaco                                   10,292           288,073
Weyerhaeuser                                   45,183         2,996,086
Total                                                         9,776,491

Personal Products (0.1%)
Estee Lauder Companies Cl A                    34,276         1,131,451

Pharmaceuticals (5.4%)
Abbott Laboratories                           173,009         6,524,169
AstraZeneca                                    21,063(c)        967,231
Bristol-Myers Squibb                          121,259(g)      2,617,982
Eli Lilly & Co                                 92,515         4,672,008
GlaxoSmithKline ADR                            56,727(c)      2,811,957
Johnson & Johnson                             193,860(g)     11,970,855
Merck & Co                                    102,092         3,001,505
Novartis ADR                                  220,651(c)     11,562,112
Pfizer                                      1,536,340        32,570,409
Roche Holding                                  61,236(c)      9,166,943
Schering-Plough                               491,085         9,487,762
Teva Pharmaceutical Inds ADR                   15,293(c)        625,178
Wyeth                                         267,832        11,131,098
Total                                                       107,109,209

Real Estate Investment Trust (0.1%)
Apartment Investment & Management Cl A         21,174           820,069
Equity Office Properties Trust                 58,348         1,819,291
HomeBanc                                       15,400           120,890
Total                                                         2,760,250

Road & Rail (0.1%)
Norfolk Southern                               30,059         1,329,810


Common Stocks (continued)
Issuer                                        Shares           Value(a)

Semiconductors & Semiconductor Equipment (2.8%)
Analog Devices                                 41,956        $1,590,972
Applied Materials                             130,872         2,370,092
ATI Technologies                               90,005(b,c)    1,472,482
Atmel                                          21,539(b)         72,156
Broadcom Cl A                                  48,623(b)      2,262,914
Credence Systems                               36,204(b)        293,614
Cypress Semiconductor                          99,035(b)      1,485,525
Freescale Semiconductor Cl A                  333,929(b)      8,598,672
Freescale Semiconductor Cl B                  127,544(b)      3,290,635
Integrated Device Technology                   20,663(b)        247,543
Intel                                         696,022        18,569,866
Linear Technology                              40,154         1,498,146
MEMC Electronic Materials                     259,487(b)      5,807,319
Micron Technology                              27,779(b)        396,129
Texas Instruments                             217,990(g)      7,080,315
Total                                                        55,036,380

Software (3.0%)
Adobe Systems                                 130,310         4,249,409
Cadence Design Systems                        154,943(b)      2,655,723
Check Point Software Technologies              15,248(b,c)      324,630
Compuware                                     406,833(b)      3,755,069
Electronic Arts                                 8,748(b)        493,037
Macromedia                                     47,992(b)      2,152,921
McAfee                                          9,490(b)        263,917
Mercury Interactive                            90,983(b)      2,529,327
Microsoft                                     933,407        25,864,708
Oracle                                        918,525(b)     11,545,859
SAP ADR                                        71,379(c)      3,222,762
Siebel Systems                                 75,259           790,220
TIBCO Software                                146,344(b)      1,224,899
Total                                                        59,072,481

Specialty Retail (0.7%)
AutoNation                                     11,899(b)        246,547
AutoZone                                        3,491(b)        310,908
Circuit City Stores                            14,729           308,278
Gap                                            48,325           839,889
Home Depot                                    177,348         7,409,599
Lowe's Companies                               41,544         2,803,389
Office Depot                                   16,906(b)        501,770
OfficeMax                                       4,069           118,733
RadioShack                                      7,350           167,654
Sherwin-Williams                                6,671           292,457
Staples                                        39,940           922,614
Tiffany & Co                                   12,047           490,313
Total                                                        14,412,151

Textiles, Apparel & Luxury Goods (0.1%)
Jones Apparel Group                             6,995           201,176
Liz Claiborne                                   5,860           204,397
Nike Cl B                                      12,047         1,027,609
Reebok Intl                                     2,933           168,882
VF                                              5,361           303,701
Total                                                         1,905,765

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
71 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- New Dimensions Fund

Issuer                                        Shares           Value(a)

Thrifts & Mortgage Finance (2.1%)
Countrywide Financial                         471,466       $16,411,731
Fannie Mae                                    302,647        14,542,188
Freddie Mac                                   155,439         9,707,166
Washington Mutual                              30,851         1,270,753
Total                                                        41,931,838

Tobacco (1.4%)
Altria Group                                  396,691        28,875,138

Trading Companies & Distributors (--%)
WW Grainger                                     4,622           324,603

Wireless Telecommunication Services (1.4%)
LG Telecom                                     40,450(b,c)      252,397
Motient                                        67,554(b)      1,278,459
NeuStar Cl A                                  205,980(b)      6,245,314
O2                                          1,029,100(c)      3,473,051
Orascom Telecom GDR                           209,911(c)     10,548,027
Partner Communications ADR                     35,312(c)        282,496
Telesp Celular Participacoes ADR              339,781(c)      1,206,223

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Wireless Telecommunication Services (cont.)
Vodafone Group ADR                            194,151(c)     $4,183,954
Total                                                        27,469,921

Total Common Stocks
(Cost: $1,768,018,553)                                   $1,837,437,872

Short-Term Securities (7.7%)(f)
Issuer                       Effective          Amount         Value(a)
                              yield           payable at
                                               maturity
Commercial Paper
Amsterdam Funding
   12-01-05                     4.05%     $21,100,000(d)    $21,097,625
Bryant Park Funding
   12-15-05                     4.08       10,000,000(d)      9,983,042
   12-22-05                     4.15       15,000,000(d)     14,962,050
Nieuw Amsterdam
   12-01-05                     4.04       18,500,000(d)     18,497,924
Park Avenue Receivables
   12-06-05                     4.02       10,000,000(d)      9,993,300
   12-19-05                     4.09       10,000,000(d)      9,978,467

Short-Term Securities (7.7%)(f)
Issuer                       Effective          Amount         Value(a)
                              yield           payable at
                                               maturity
Commercial Paper (cont.)
Park Granada LLC
   12-09-05                     4.05%     $10,000,000(d)     $9,989,875
   12-12-05                     4.09       10,000,000(d)      9,986,400
   12-23-05                     4.15        5,000,000(d)      4,986,775
   12-28-05                     4.19       10,000,000(d)      9,967,489
   12-30-05                     4.20       10,000,000(d)      9,965,083
Ranger Funding LLC
   12-27-05                     4.17        5,000,000(d)      4,984,400
Thames Asset Global Securitization
   12-13-05                     4.06       10,000,000(d)      9,985,375
   12-19-05                     4.11        5,000,000(d)      4,989,181
   12-22-05                     4.13        5,000,000(d)      4,987,411

Total Short-Term Securities
(Cost: $154,371,956)                                       $154,354,397

Total Investments in Securities
(Cost: $1,922,390,509)(h)                                $1,991,792,269

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2005.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2005, the value of foreign securities represented 9.5% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2005, the value of these securities amounted to $154,354,397 or 7.7% of net assets.

(e)  At Nov. 30, 2005, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in short-term securities and represents 0.3% of net assets. 7.4% of net assets is the Fund's cash equivalent position.

(g) Partially pledged as initial margin deposit on the following open stock index futures contracts. Type of security Contracts Purchase contracts S&P 500 Index, Dec. 2005 299

(h) At Nov. 30, 2005, the cost of securities for federal income tax purposes was approximately $1,922,391,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                               $104,939,000
     Unrealized depreciation                                (35,538,000)
                                                            -----------
     Net unrealized appreciation                          $  69,401,000
                                                          -------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com.

--------------------------------------------------------------------------------
72 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

Investments in Securities
RiverSource VP -- S&P 500 Index Fund

Nov. 30, 2005 (Unaudited)
(Percentages represent value of investments compared to net assets)

Common Stocks (99.0%)
Issuer                                        Shares           Value(a)

Aerospace & Defense (2.2%)
Boeing                                         27,106        $1,848,359
General Dynamics                                6,636           758,495
Goodrich                                        4,018           154,773
Honeywell Intl                                 28,247         1,032,145
L-3 Communications Holdings                     3,915           291,668
Lockheed Martin                                12,024           728,654
Northrop Grumman                               11,790           676,392
Raytheon                                       14,903           572,573
Rockwell Collins                                5,832           266,522
United Technologies                            33,852         1,822,592
Total                                                         8,152,173

Air Freight & Logistics (1.0%)
FedEx                                          10,004           976,590
Ryder System                                    2,117            89,824
United Parcel Service Cl B                     36,573         2,849,037
Total                                                         3,915,451

Airlines (0.1%)
Southwest Airlines                             22,884           377,586

Auto Components (0.2%)
Cooper Tire & Rubber                            2,019            29,699
Dana                                            4,969            34,634
Goodyear Tire & Rubber                          5,815(b)         99,611
Johnson Controls                                6,356           441,425
Visteon                                         4,249            28,723
Total                                                           634,092

Automobiles (0.4%)
Ford Motor                                     61,207           497,612
General Motors                                 18,682           409,136
Harley-Davidson                                 9,066           488,295
Total                                                         1,395,043

Beverages (2.2%)
Anheuser-Busch Companies                       25,657         1,122,237
Brown-Forman Cl B                               2,744           188,952
Coca-Cola                                      68,584         2,927,851
Coca-Cola Enterprises                           9,960           191,431
Constellation Brands Cl A                       6,470(b)        152,821
Molson Coors Brewing Cl B                       1,885           125,522
Pepsi Bottling Group                            4,584           135,228
PepsiCo                                        55,158         3,265,354
Total                                                         8,109,396

Biotechnology (1.5%)
Amgen                                          40,750(b)      3,297,898
Applera-Applied Biosystems Group                6,452(e)        177,946
Biogen Idec                                    11,174(b)        478,359
Chiron                                          3,596(b)        159,303
Genzyme                                         8,482(b)        630,552
Gilead Sciences                                15,060(b)        763,391
MedImmune                                       8,140(b)        292,307
Total                                                         5,799,756

Common Stocks (continued)
Issuer                                        Shares           Value(a)
Building Products (0.2%)
American Standard Companies                     6,057          $230,651
Masco                                          14,219           423,299
Total                                                           653,950

Capital Markets (3.2%)
Ameriprise Financial                            8,196           344,642
Bank of New York                               25,714           833,134
Bear Stearns Companies                          3,717           412,550
Charles Schwab                                 34,326           523,472
E*TRADE Financial                              13,370(b)        260,982
Federated Investors Cl B                        2,800           102,312
Franklin Resources                              4,905           455,576
Goldman Sachs Group                            15,355         1,980,181
Janus Capital Group                             7,363           141,149
Lehman Brothers Holdings                        8,984         1,131,984
Mellon Financial                               13,810           464,568
Merrill Lynch & Co                             30,597         2,032,252
Morgan Stanley                                 35,877         2,010,188
Northern Trust                                  6,127           322,832
State Street                                   10,932           630,667
T Rowe Price Group                              4,290           308,666
Total                                                        11,955,155

Chemicals (1.5%)
Air Products & Chemicals                        7,325           433,420
Dow Chemical                                   31,863         1,441,800
Eastman Chemical                                2,687           148,672
Ecolab                                          6,084           202,415
EI du Pont de Nemours & Co                     30,372         1,298,403
Engelhard                                       3,967           117,027
Hercules                                        3,725(b)         43,806
Intl Flavors & Fragrances                       2,696            87,728
Monsanto                                        8,876           650,345
PPG Inds                                        5,613           340,877
Praxair                                        10,678           555,256
Rohm & Haas                                     4,799           210,196
Sigma-Aldrich                                   2,228           147,137
Total                                                         5,677,082

Commercial Banks (5.7%)
AmSouth Bancorporation                         11,578           307,859
Bank of America                               132,714(d)      6,090,246
BB&T                                           18,085           769,517
Comerica                                        5,527           318,742
Compass Bancshares                              4,110           199,171
Fifth Third Bancorp                            18,366           739,599
First Horizon Natl                              4,136           160,973
Huntington Bancshares                           7,622           182,623
KeyCorp                                        13,515           448,157
M&T Bank                                        2,670           288,947
Marshall & Ilsley                               6,840           293,983
Natl City                                      18,785           636,999
North Fork Bancorporation                      15,806           426,749
PNC Financial Services Group                    9,604           612,447
Regions Financial                              15,213           512,526
SunTrust Banks                                 11,979           871,352

Common Stocks (continued)
Issuer                                        Shares           Value(a)
Commercial Banks (cont.)
Synovus Financial                              10,297          $289,861
US Bancorp                                     60,369         1,827,973
Wachovia                                       52,100         2,782,140
Wells Fargo & Co                               55,753         3,504,077
Zions Bancorporation                            2,978           225,226
Total                                                        21,489,167

Commercial Services & Supplies (0.9%)
Allied Waste Inds                               7,202(b)         60,569
Apollo Group Cl A                               4,833(b)        344,110
Avery Dennison                                  3,644           214,231
Cendant                                        34,556           614,059
Cintas                                          4,563           204,057
Equifax                                         4,300           164,690
H&R Block                                      10,722           262,046
Monster Worldwide                               4,023(b)        156,495
Pitney Bowes                                    7,556           314,783
Robert Half Intl                                5,597           214,141
RR Donnelley & Sons                             7,088           242,410
Waste Management                               18,570           555,429
Total                                                         3,347,020

Communications Equipment (2.8%)
ADC Telecommunications                          3,851(b)         78,676
Andrew                                          5,369(b)         58,683
Avaya                                          14,009(b)        166,987
CIENA                                          19,095(b)         57,094
Cisco Systems                                 211,086(b)      3,702,449
Comverse Technology                             6,648(b)        174,244
Corning                                        48,624(b)        984,636
JDS Uniphase                                   54,443(b)        139,919
Lucent Technologies                           146,818(b)        409,622
Motorola                                       81,549         1,964,515
QUALCOMM                                       53,852         2,448,650
Scientific-Atlanta                              5,060           214,139
Tellabs                                        14,783(b)        151,674
Total                                                        10,551,288

Computers & Peripherals (3.8%)
Apple Computer                                 27,414(b)      1,859,217
Dell                                           79,191(b)      2,388,401
EMC                                            79,626(b)      1,109,190
Gateway                                         8,707(b)         26,469
Hewlett-Packard                                94,633         2,807,761
Intl Business Machines                         52,708(d)      4,685,742
Lexmark Intl Cl A                               3,921(b)        186,718
NCR                                             6,134(b)        208,249
Network Appliance                              12,149(b)        353,779
QLogic                                          2,664(b)         88,072
Sun Microsystems                              112,921(b)        425,712
Total                                                        14,139,310

Construction & Engineering (0.1%)
Fluor                                           2,869           212,593

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
73 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- S&P 500 Index Fund

Issuer                                        Shares           Value(a)

Construction Materials (0.1%)
Vulcan Materials                                3,377          $225,246

Consumer Finance (1.3%)
American Express                               40,984         2,107,397
Capital One Financial                           9,540           792,392
MBNA                                           41,548         1,112,240
SLM                                            13,787           724,507
Total                                                         4,736,536

Containers & Packaging (0.2%)
Ball                                            3,608           148,722
Bemis                                           3,528            97,196
Pactiv                                          4,948(b)        100,148
Sealed Air                                      2,740(b)        141,685
Temple-Inland                                   3,730           156,175
Total                                                           643,926

Distributors (0.1%)
Genuine Parts                                   5,746           254,605

Diversified Financial Services (3.7%)
CIT Group                                       6,665           329,918
Citigroup                                     170,771         8,290,931
JPMorgan Chase & Co                           116,035         4,438,339
Moody's                                         8,350           502,253
Principal Financial Group                       9,238           468,089
Total                                                        14,029,530

Diversified Telecommunication Services (3.1%)
ALLTEL                                         12,609           842,659
at&t                                          129,782         3,232,869
BellSouth                                      60,527         1,649,966
CenturyTel                                      4,295           142,165
Citizens Communications                        11,338           147,961
Qwest Communications Intl                      50,372(b)        263,949
Sprint Nextel                                  96,875         2,425,750
Verizon Communications                         91,333         2,920,829
Total                                                        11,626,148

Electric Utilities (2.3%)
Allegheny Energy                                5,377(b)        149,642
Ameren                                          6,730           353,056
American Electric Power                        12,985           474,472
CenterPoint Energy                             10,226           135,188
Cinergy                                         6,567           269,772
Consolidated Edison                             8,074           367,690
DTE Energy                                      5,875           256,385
Edison Intl                                    10,761           485,536
Entergy                                         6,852           479,640
Exelon                                         22,144         1,152,374
FirstEnergy                                    10,896           511,676
FPL Group                                      13,014           551,663
PG&E                                           11,281           414,915
Pinnacle West Capital                           3,267           135,548
PPL                                            12,536           368,558
Progress Energy                                 8,301           371,719
Southern                                       24,664           856,087
TECO Energy                                     6,865           120,069
TXU                                             7,925           813,343
Xcel Energy                                    13,307           246,313
Total                                                         8,513,646

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Electrical Equipment (0.5%)
American Power Conversion                       5,647          $126,549
Cooper Inds Cl A                                3,055           222,221
Emerson Electric                               13,642         1,031,472
Rockwell Automation                             5,994           338,241
Total                                                         1,718,483

Electronic Equipment & Instruments (0.3%)
Agilent Technologies                           16,323(b)        582,077
Jabil Circuit                                   5,685(b)        188,287
Molex                                           4,783           128,137
Sanmina-SCI                                    17,248(b)         71,407
Solectron                                      30,210(b)        108,454
Symbol Technologies                             8,027            91,749
Tektronix                                       2,793            71,473
Total                                                         1,241,584

Energy Equipment & Services (1.6%)
Baker Hughes                                   11,251           645,245
BJ Services                                    10,648           390,249
Halliburton                                    16,787         1,068,493
Nabors Inds                                     5,205(b,c)      364,402
Natl Oilwell Varco                              5,725(b)        347,050
Noble                                           4,512           325,180
Rowan Companies                                 3,600           129,168
Schlumberger                                   19,436         1,860,607
Transocean                                     10,859(b)        693,239
Weatherford Intl                                5,435(b)        377,787
Total                                                         6,201,420

Food & Staples Retailing (2.4%)
Albertson's                                    12,172           286,042
Costco Wholesale                               15,829           791,133
CVS                                            26,852           725,541
Kroger                                         23,914(b)        465,366
Safeway                                        14,823           344,635
SUPERVALU                                       4,489           146,880
SYSCO                                          20,907           675,714
Walgreen                                       33,774         1,542,796
Wal-Mart Stores                                82,493         4,005,861
Total                                                         8,983,968

Food Products (1.0%)
Archer-Daniels-Midland                         21,485           506,401
Campbell Soup                                   6,114(d)        184,704
ConAgra Foods                                  17,102           367,693
General Mills                                  12,094           574,829
Hershey                                         6,060           328,573
HJ Heinz                                       11,257           390,843
Kellogg                                         8,461           372,876
McCormick & Co                                  4,420           137,992
Sara Lee                                       25,915           468,025
Tyson Foods Cl A                                8,300           139,689
WM Wrigley Jr                                   5,939           407,356
Total                                                         3,878,981

Gas Utilities (0.1%)
KeySpan                                         5,752           193,037
Nicor                                           1,458            58,466
NiSource                                        9,003           193,834
Peoples Energy                                  1,258            45,200
Total                                                           490,537

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Health Care Equipment & Supplies (2.1%)
Bausch & Lomb                                   1,778          $144,480
Baxter Intl                                    20,564           799,734
Becton Dickinson & Co                           8,260           480,980
Biomet                                          8,243(d)        293,616
Boston Scientific                              19,502(b)        516,413
CR Bard                                         3,482           225,877
Fisher Scientific Intl                          4,025(b)        259,532
Guidant                                        10,899           672,250
Hospira                                         5,277(b)        232,980
Medtronic                                      39,999         2,222,744
Millipore                                       1,700(b)        108,562
PerkinElmer                                     4,306            98,220
St Jude Medical                                12,044(b)        575,342
Stryker                                         9,598           415,593
Thermo Electron                                 5,339(b)        164,708
Waters                                          3,796(b)        148,917
Zimmer Holdings                                 8,168(b)        511,889
Total                                                         7,871,837

Health Care Providers & Services (3.0%)
Aetna                                           9,574           885,499
AmerisourceBergen                               3,424           275,118
Cardinal Health                                14,103           901,887
Caremark Rx                                    14,865(b)        763,912
CIGNA                                           4,250           478,210
Coventry Health Care                            5,325(b)        317,210
Express Scripts                                 4,910(b)        414,699
HCA                                            13,987           713,197
Health Management Associates Cl A               8,162           191,154
Humana                                          5,361(b)        245,695
IMS Health                                      7,455           182,275
Laboratory Corp of America Holdings             4,468(b)        231,845
Manor Care                                      2,614           103,070
McKesson                                       10,184           512,255
Medco Health Solutions                         10,055(b)        539,451
Patterson Companies                             4,555(b)        159,152
Quest Diagnostics                               5,500           275,495
Tenet Healthcare                               15,479(b)        121,046
UnitedHealth Group                             41,718         2,497,238
WellPoint                                      20,272(b)      1,557,498
Total                                                        11,365,906

Hotels, Restaurants & Leisure (1.4%)
Carnival Unit                                  14,257           776,864
Darden Restaurants                              4,433           158,613
Harrah's Entertainment                          6,062           412,762
Hilton Hotels                                  10,822           237,218
Intl Game Technology                           11,266           330,657
Marriott Intl Cl A                              5,654           365,305
McDonald's                                     41,290         1,397,666
Starbucks                                      25,382(b,d)      772,882
Wendy's Intl                                    3,812           193,573
Yum! Brands                                     9,426           459,895
Total                                                         5,105,435

Household Durables (0.7%)
Black & Decker                                  2,662           233,750
Centex                                          4,242           304,788

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
74 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- S&P 500 Index Fund

Issuer                                        Shares           Value(a)

Household Durables (cont.)
DR Horton                                       8,990          $318,605
Fortune Brands                                  4,819           375,688
KB HOME                                         2,566           179,030
Leggett & Platt                                 6,227           146,210
Lennar Cl A                                     4,420           254,946
Maytag                                          2,637            46,886
Newell Rubbermaid                               9,100           209,937
Pulte Homes                                     7,090           295,157
Snap-On                                         1,911            71,414
Stanley Works                                   2,401           115,248
Whirlpool                                       2,209           180,807
Total                                                         2,732,466

Household Products (2.3%)
Clorox                                          5,009           271,889
Colgate-Palmolive                              17,160           935,563
Kimberly-Clark                                 15,734           927,991
Procter & Gamble                              113,323(d)      6,480,942
Total                                                         8,616,385

Industrial Conglomerates (4.4%)
3M                                             25,266         1,982,876
General Electric                              350,151(d)     12,507,393
Textron                                         4,423           348,975
Tyco Intl                                      66,848(c)      1,906,505
Total                                                        16,745,749

Insurance (4.8%)
ACE                                            10,464(c)        580,752
AFLAC                                          16,569           795,312
Allstate                                       21,696         1,217,146
Ambac Financial Group                           3,530           270,716
American Intl Group                            85,715         5,754,906
Aon                                            10,516           382,888
Chubb                                           6,556           634,883
Cincinnati Financial                            5,770           256,938
Hartford Financial Services Group               9,893           864,351
Jefferson-Pilot                                 4,448           247,086
Lincoln Natl                                    5,700           296,286
Loews                                           4,478           432,485
Marsh & McLennan Companies                     17,683           546,228
MBIA                                            4,431           273,747
MetLife                                        24,983         1,285,126
Progressive                                     6,513           801,034
Prudential Financial                           16,942         1,311,311
Safeco                                          4,128           232,200
St Paul Travelers Companies                    22,313         1,038,224
Torchmark                                       3,445           186,443
UnumProvident                                   9,841           216,502
XL Capital Cl A                                 4,640(c)        308,003
Total                                                        17,932,567

Internet & Catalog Retail (0.6%)
Amazon.com                                     10,130(b)        490,900
eBay                                           36,668(b)      1,643,093
Total                                                         2,133,993

Internet Software & Services (0.4%)
Yahoo!                                         41,420(b)      1,666,327

Common Stocks (continued)
Issuer                                        Shares           Value(a)

IT Services (1.0%)
Affiliated Computer Services Cl A               4,150(b)       $231,487
Automatic Data Processing                      19,162           900,614
Computer Sciences                               6,104(b)        306,604
Convergys                                       4,627(b)         76,808
Electronic Data Systems                        17,140           395,077
First Data                                     25,486         1,102,778
Fiserv                                          6,211(b)        282,663
Paychex                                        10,999           466,468
Sabre Holdings Cl A                             4,326            98,936
Unisys                                         11,253(b)         69,206
Total                                                         3,930,641

Leisure Equipment & Products (0.2%)
Brunswick                                       3,217           126,396
Eastman Kodak                                   9,483           227,308
Hasbro                                          5,915           120,784
Mattel                                         13,339           222,094
Total                                                           696,582

Machinery (1.4%)
Caterpillar                                    22,350         1,291,384
Cummins                                         1,533           136,437
Danaher                                         7,846           435,453
Deere & Co                                      7,966           552,442
Dover                                           6,685           270,408
Eaton                                           4,872           310,444
Illinois Tool Works                             6,900           609,063
Ingersoll-Rand Cl A                            11,138(c)        441,399
ITT Inds                                        3,061           332,914
Navistar Intl                                   2,039(b)         57,846
PACCAR                                          5,665           407,087
Pall                                            4,107           114,010
Parker Hannifin                                 3,950           270,220
Total                                                         5,229,107

Media (3.3%)
Clear Channel Communications                   17,927           583,703
Comcast Cl A                                   72,578(b)      1,916,060
Dow Jones & Co                                  1,939            66,139
Gannett                                         8,059           496,596
Interpublic Group of Companies                 13,973(b)        130,228
Knight Ridder                                   2,288           138,195
McGraw-Hill Companies                          12,342           654,743
Meredith                                        1,387            70,737
New York Times Cl A                             4,800           132,000
News Corp Cl A                                 80,910         1,198,277
Omnicom Group                                   6,015           508,628
Time Warner                                   155,053         2,787,854
Tribune                                         8,761           280,089
Univision Communications Cl A                   7,602(b)        229,808
Viacom Cl B                                    52,366         1,749,024
Walt Disney                                    66,399         1,655,327
Total                                                        12,597,408

Metals & Mining (0.7%)
Alcoa                                          28,813           789,764
Allegheny Technologies                          2,776            91,552

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Metals & Mining (cont.)
Freeport-McMoRan Copper & Gold Cl B             5,862          $305,469
Newmont Mining                                 14,739           679,763
Nucor                                           5,158           345,999
Phelps Dodge                                    3,200           434,144
United States Steel                             3,773           179,595
Total                                                         2,826,286

Multiline Retail (1.1%)
Big Lots                                        3,762(b)         46,235
Dillard's Cl A                                  2,130            44,666
Dollar General                                 10,606           200,559
Family Dollar Stores                            5,112           115,071
Federated Dept Stores                           8,753           563,956
JC Penney                                       8,268           433,822
Kohl's                                         11,382(b)        523,572
Nordstrom                                       7,318           269,888
Sears Holdings                                  3,380(b)        388,768
Target                                         29,225         1,563,830
Total                                                         4,150,367

Multi-Utilities & Unregulated Power (0.9%)
AES                                            21,573(b)        340,206
Calpine                                        18,765(b)          9,570
CMS Energy                                      7,246(b)        101,299
Constellation Energy Group                      5,876           311,369
Dominion Resources                             11,261           855,273
Duke Energy                                    30,599           821,889
Dynegy Cl A                                     9,952(b)         47,670
Public Service Enterprise Group                 7,898           495,363
Sempra Energy                                   8,461           371,861
Total                                                         3,354,500

Office Electronics (0.1%)
Xerox                                          31,690(b,d)      449,998

Oil & Gas (7.5%)
Amerada Hess                                    2,634           322,718
Anadarko Petroleum                              7,807           707,392
Apache                                         10,864           709,202
Ashland                                         2,449           136,532
Burlington Resources                           12,592           909,772
Chevron                                        74,384         4,262,947
ConocoPhillips                                 45,978         2,782,129
Devon Energy                                   14,966           900,953
El Paso                                        21,773           239,285
EOG Resources                                   7,928           568,834
Exxon Mobil                                   208,258        12,085,212
Kerr-McGee                                      3,811           329,461
Kinder Morgan                                   3,471           314,473
Marathon Oil                                   12,090           716,816
Murphy Oil                                      5,425           268,321
Occidental Petroleum                           13,201         1,046,839
Sunoco                                          4,516           348,635
Valero Energy                                  10,090           970,658
Williams Companies                             18,895           406,243
XTO Energy                                     11,936           485,676
Total                                                        28,512,098

See accompanying notes to investments in securities.

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75 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- S&P 500 Index Fund

Issuer                                        Shares           Value(a)

Paper & Forest Products (0.5%)
Georgia-Pacific                                 8,596          $406,505
Intl Paper                                     16,206           510,975
Louisiana-Pacific                               3,660            98,710
MeadWestvaco                                    6,073           169,983
Weyerhaeuser                                    8,089           536,382
Total                                                         1,722,555

Personal Products (0.1%)
Alberto-Culver                                  2,490           108,265
Avon Products                                  15,546           425,183
Total                                                           533,448

Pharmaceuticals (6.0%)
Abbott Laboratories                            51,344         1,936,182
Allergan                                        4,320           432,000
Bristol-Myers Squibb                           64,601         1,394,736
Eli Lilly & Co                                 37,448         1,891,124
Forest Laboratories                            11,230(b)        438,756
Johnson & Johnson                              98,255         6,067,246
King Pharmaceuticals                            7,985(b)        125,604
Merck & Co                                     72,519         2,132,059
Mylan Laboratories                              7,220           150,826
Pfizer                                        243,448(d)      5,161,098
Schering-Plough                                48,765           942,140
Watson Pharmaceuticals                          3,442(b)        114,825
Wyeth                                          44,303         1,841,233
Total                                                        22,627,829

Real Estate Investment Trust (0.9%)
Apartment Investment & Management Cl A          3,150           122,000
Archstone-Smith Trust                           6,990           292,252
Equity Office Properties Trust                 13,559           422,769
Equity Residential                              9,489           386,772
Plum Creek Timber                               6,079           236,838
ProLogis                                        8,145           369,457
Public Storage                                  2,730           192,738
Simon Property Group                            6,049           467,647
Starwood Hotels & Resorts Worldwide Unit        7,195           435,298
Vornado Realty Trust                            3,890           332,012
Total                                                         3,257,783

Road & Rail (0.6%)
Burlington Northern Santa Fe                   12,339           816,596
CSX                                             7,166           348,554
Norfolk Southern                               13,366           591,312
Union Pacific                                   8,712           666,816
Total                                                         2,423,278

Semiconductors & Semiconductor Equipment (3.3%)
Advanced Micro Devices                         13,160(b)        344,529
Altera                                         12,309(b)        224,762

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Semiconductors & Semiconductor Equipment (cont.)
Analog Devices                                 12,303          $466,530
Applied Materials                              53,596           970,624
Applied Micro Circuits                         10,088(b)         26,632
Broadcom Cl A                                   9,334(b)        434,404
Freescale Semiconductor Cl B                   13,382(b)        345,256
Intel                                         201,257         5,369,537
KLA-Tencor                                      6,523           333,912
Linear Technology                              10,138           378,249
LSI Logic                                      12,909(b)        105,983
Maxim Integrated Products                      10,835           396,019
Micron Technology                              20,349(b)        290,177
Natl Semiconductor                             11,338           293,427
Novellus Systems                                4,580(b)        112,989
NVIDIA                                          5,571(b)        201,503
PMC-Sierra                                      6,024(b)         47,409
Teradyne                                        6,494(b)         95,007
Texas Instruments                              53,613         1,741,350
Xilinx                                         11,551           305,408
Total                                                        12,483,707

Software (3.6%)
Adobe Systems                                  16,236           529,456
Autodesk                                        7,542           314,652
BMC Software                                    7,201(b)        147,548
Citrix Systems                                  5,625(b)        152,663
Computer Associates Intl                       15,302           436,260
Compuware                                      12,814(b)        118,273
Electronic Arts                                10,024(b)        564,953
Intuit                                          5,986(b)        320,670
Mercury Interactive                             2,857(b)         79,425
Microsoft                                     304,304(d)      8,432,263
Novell                                         12,614(b)         98,137
Oracle                                        124,570(b)      1,565,845
Parametric Technology                           9,023(b)         52,785
Siebel Systems                                 17,254           181,167
Symantec                                       35,739(b)        631,508
Total                                                        13,625,605

Specialty Retail (2.3%)
AutoNation                                      5,960(b)        123,491
AutoZone                                        1,836(b)        163,514
Bed Bath & Beyond                               9,765(b)        416,575
Best Buy                                       13,373           645,114
Circuit City Stores                             5,434           113,734
Gap                                            19,140           332,653
Home Depot                                     70,697         2,953,720
Limited Brands                                 11,533           256,609
Lowe's Companies                               25,755         1,737,947
Office Depot                                   10,449(b)        310,126
OfficeMax                                       2,331            68,019
RadioShack                                      4,438           101,231
Sherwin-Williams                                3,757           164,707

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Specialty Retail (cont.)
Staples                                        24,282          $560,914
Tiffany & Co                                    4,705           191,494
TJX Companies                                  15,388           344,845
Total                                                         8,484,693

Textiles, Apparel & Luxury Goods (0.4%)
Coach                                          12,560(b)        432,441
Jones Apparel Group                             3,912           112,509
Liz Claiborne                                   3,542           123,545
Nike Cl B                                       6,311           538,329
Reebok Intl                                     1,733            99,786
VF                                              2,948           167,004
Total                                                         1,473,614

Thrifts & Mortgage Finance (1.6%)
Countrywide Financial                          19,636           683,529
Fannie Mae                                     31,973         1,536,303
Freddie Mac                                    22,824         1,425,359
Golden West Financial                           8,436           546,568
MGIC Investment                                 3,073           200,052
Sovereign Bancorp                              11,946           261,140
Washington Mutual                              32,951         1,357,252
Total                                                         6,010,203

Tobacco (1.4%)
Altria Group                                   68,551         4,989,826
Reynolds American                               2,825           251,482
UST                                             5,425           209,297
Total                                                         5,450,605

Trading Companies & Distributors (--%)
WW Grainger                                     2,506           175,996

Total Common Stocks
(Cost: $330,708,568)                                       $373,140,640

Short-Term Securities (1.4%)
Issuer                       Effective         Amount          Value(a)
                               yield         payable at
                                              maturity
Commercial Paper
Amsterdam Funding
   12-01-05                     4.05%      $2,000,000(f)     $1,999,775
Sheffield Receivables
   12-05-05                     4.03        3,400,000(f)      3,398,097

Total Short-Term Securities
(Cost: $5,398,478)                                           $5,397,872

Total Investments in Securities
(Cost: $336,107,046)(g)                                    $378,538,512

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
76 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- S&P 500 Index Fund

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2005, the value of foreign securities represented 1.0% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts.

      Type of security                                        Contracts
      Purchase contracts
      E-Mini S&P 500 Index, Dec. 2005                                84

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2005, the value of these securities amounted to $5,397,872 or 1.4% of net assets.

(g) At Nov. 30, 2005, the cost of securities for federal income tax purposes was approximately $336,107,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                              $ 63,847,000
      Unrealized depreciation                               (21,415,000)
                                                            -----------
      Net unrealized appreciation                          $ 42,432,000
                                                           ------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com.

--------------------------------------------------------------------------------
77 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

Investments in Securities

RiverSource VP -- Select Value Fund

Nov. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (89.7%)
Issuer                                        Shares           Value(a)

Aerospace & Defense (3.7%)
Curtiss-Wright                                  1,000           $58,600
GenCorp                                         5,000(b)         91,300
Honeywell Intl                                  8,000           292,320
Kaman                                           3,000            57,630
Precision Castparts                             3,000           152,970
Sequa Cl A                                      3,000(b)        189,600
Sequa Cl B                                      1,000(b)         64,000
Total                                                           906,420

Auto Components (1.0%)
BorgWarner                                      1,000            60,000
Dana                                            7,000            48,790
Midas                                           2,000(b)         37,760
Modine Mfg                                      2,500            83,225
Proliance Intl                                    589(b)          3,216
Total                                                           232,991

Automobiles (0.2%)
Coachmen Inds                                   4,000            48,520

Beverages (3.4%)
Brown-Forman Cl A                               3,000           209,280
Coca-Cola                                       6,000           256,140
Diageo ADR                                      2,500(c)        145,375
Fomento Economico Mexicano ADR                  2,000(c)        135,980
PepsiAmericas                                   1,000            22,860
Pernod-Ricard ADR                               1,516(c)         62,064
Total                                                           831,699

Building Products (0.8%)
Griffon                                         7,000(b)        170,520
Water Pik Technologies                          1,500(b)         31,290
Total                                                           201,810

Capital Markets (1.0%)
Deutsche Bank                                   1,000(c)         97,420
Merrill Lynch & Co                              1,000            66,420
T Rowe Price Group                              1,000            71,950
Total                                                           235,790

Chemicals (2.1%)
Ferro                                          17,000           321,300
Hercules                                        5,000(b)         58,800
Sensient Technologies                           7,000           127,190
Total                                                           507,290

Commercial Banks (1.2%)
Bank of America                                 2,000            91,780
M&T Bank                                          500            54,110
PNC Financial Services Group                    1,000            63,770
Wilmington Trust                                2,000            80,980
Total                                                           290,640

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Commercial Services & Supplies (1.9%)
Allied Waste Inds                               7,000(b)        $58,870
Nashua                                         10,000(b)         76,000
Republic Services                               2,000            71,700
Rollins                                         2,000            40,700
Waste Management                                7,000           209,370
Total                                                           456,640

Communications Equipment (0.5%)
Corning                                         2,000(b)         40,500
Motorola                                        3,000            72,270
Total                                                           112,770

Computers & Peripherals (0.2%)
UNOVA                                           2,000(b)         56,260

Containers & Packaging (0.2%)
Greif Cl A                                      1,000            60,050

Distributors (0.5%)
Genuine Parts                                   3,000           132,930

Diversified Telecommunication Services (2.2%)
BCE                                             3,000(c)         71,166
CenturyTel                                      1,000            33,100
Cincinnati Bell                                10,000(b)         39,000
Citizens Communications                         5,000            65,250
Commonwealth Telephone Enterprises              3,000           103,980
Qwest Communications Intl                       7,500(b)         39,300
Sprint Nextel                                   7,000           175,280
Total                                                           527,076

Electric Utilities (3.7%)
Allegheny Energy                                2,500(b)         69,575
DPL                                             8,000           204,400
Duquesne Light Holdings                         1,500            25,425
Edison Intl                                     3,000           135,360
El Paso Electric                                1,000(b)         21,630
FPL Group                                       2,000            84,780
Northeast Utilities                             1,000            18,580
NSTAR                                           2,000            56,180
Unisource Energy                                1,000            32,360
Westar Energy                                   3,000            67,860
Xcel Energy                                    10,000           185,100
Total                                                           901,250

Electrical Equipment (3.6%)
Cooper Inds Cl A                                5,000           363,700
GrafTech Intl                                   5,000(b)         32,700
Thomas & Betts                                 12,000(b)        480,480
Total                                                           876,880

Electronic Equipment & Instruments (0.5%)
CTS                                             8,000            96,240
Paxar                                           1,000(b)         19,130
Total                                                           115,370

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Energy Equipment & Services (0.5%)
RPC                                             2,000           $66,400
Transocean                                      1,000(b)         63,840
Total                                                           130,240

Food & Staples Retailing (1.2%)
Albertson's                                     7,000           164,500
Safeway                                         4,000            93,000
Topps                                           5,000            39,700
Total                                                           297,200

Food Products (5.8%)
Archer-Daniels-Midland                          5,000           117,850
Cadbury Schweppes ADR                           3,000(c)        115,740
Campbell Soup                                   1,000            30,210
Corn Products Intl                              2,000            44,500
Del Monte Foods                                 2,000(b)         19,760
Dreyer's Grand Ice Cream Holdings               3,500           289,450
Flowers Foods                                   3,000            77,760
General Mills                                   9,000           427,770
Groupe Danone ADR                               4,000(c)         82,480
Hershey                                           500            27,110
HJ Heinz                                        2,000            69,440
WM Wrigley Jr                                   2,000           137,180
Total                                                         1,439,250

Gas Utilities (0.3%)
ONEOK                                           1,000            27,430
Southwest Gas                                   2,000            53,360
Total                                                            80,790

Health Care Equipment & Supplies (0.7%)
Conmed                                          2,000(b)         45,180
INAMED                                            400(b)         33,536
Sybron Dental Specialties                       2,000(b)         87,480
Total                                                           166,196

Health Care Providers & Services (2.3%)
Beverly Enterprises                            10,000(b)        119,200
Chemed                                          1,600            81,120
Henry Schein                                    2,000(b)         85,300
IMS Health                                      5,000           122,250
Patterson Companies                             2,000(b)         69,880
Renal Care Group                                2,000(b)         93,900
Total                                                           571,650

Hotels, Restaurants & Leisure (5.2%)
Aztar                                          10,000(b)        313,100
Churchill Downs                                 8,000           303,040
Gaylord Entertainment                           1,000(b)         43,260
GTECH Holdings                                  2,000            61,200
Hilton Group                                   40,000(c)        231,553
Hilton Hotels                                   2,000            43,840
Kerzner Intl                                      500(b,c)       32,505
Las Vegas Sands                                 2,000(b)         83,420

See accompanying notes to investments in securities.

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


RiverSource VP -- Select Value Fund

Common Stocks (continued)
Issuer                                          Shares         Value(a)

Hotels, Restaurants & Leisure (cont.)
MGM Mirage                                      3,500(b)       $133,385
Pinnacle Entertainment                          2,000(b)         47,780
Total                                                         1,293,083

Household Durables (3.7%)
Cavalier Homes                                 12,000(b)         70,200
Cavco Inds                                      4,000(b)        157,000
Champion Enterprises                           15,000(b)        217,050
Fleetwood Enterprises                          10,000(b)        114,100
Palm Harbor Homes                               5,000(b)         94,150
Skyline                                         6,000           229,500
Southern Energy Homes                           2,000(b)         11,950
Total                                                           893,950

Household Products (1.4%)
Church & Dwight                                   750            24,915
Clorox                                          1,000            54,280
Energizer Holdings                                600(b)         31,626
Procter & Gamble                                4,000           228,760
Total                                                           339,581

Industrial Conglomerates (1.6%)
Alleghany                                         500(b)        147,095
Tredegar                                        5,000            62,500
Tyco Intl                                       6,000(c)        171,120
Total                                                           380,715

Insurance (0.2%)
Unitrin                                         1,000            47,400

Internet & Catalog Retail (0.4%)
IAC/InterActiveCorp                             3,800(b)        104,918

Internet Software & Services (1.1%)
Yahoo!                                          6,400(b)        257,472

Machinery (5.5%)
CIRCOR Intl                                     2,000            52,100
Clarcor                                         4,000           118,680
CNH Global                                      6,000(c)        100,800
Crane                                           5,000           158,750
Deere & Co                                      2,000           138,700
Flowserve                                       2,000(b)         74,720
ITT Inds                                        4,500           489,420
Navistar Intl                                   2,000(b)         56,740
Oshkosh Truck                                   2,000            89,860
Watts Water Technologies Cl A                   3,000            86,670
Total                                                         1,366,440

Media (17.4%)
Cablevision Systems Cl A                       18,000(b)        425,881
Comcast Cl A                                    2,000(b)         52,800
DIRECTV Group                                   3,500(b)         46,165
Discovery Holding Cl A                          1,500(b)         23,415
Dow Jones & Co                                  1,000            34,110
EchoStar Communications Cl A                    9,000           232,560
EW Scripps Cl A                                 6,000           278,100

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Media (cont.)
Fisher Communications                           3,500(b)       $159,285
Gemstar-TV Guide Intl                          32,000(b)         84,800
Gray Television                                 2,000            17,840
Grupo Televisa ADR                              1,000(c)         79,400
Knight-Ridder                                   1,200            72,480
Liberty Global Cl A                             4,000(b)         89,240
Liberty Global Series C                         4,000(b)         83,080
Liberty Media Cl A                             15,000(b)        115,200
LIN TV Cl A                                     5,000(b)         65,400
McClatchy Cl A                                  1,000            61,610
McGraw-Hill Companies                           2,000           106,100
Media General Cl A                              3,000           152,100
New York Times Cl A                               500            13,750
News Corp Cl A                                 16,120           238,737
Paxson Communications                           2,000(b)          1,900
Reader's Digest Assn                            2,000            31,060
Rogers Communications Cl B                      5,000(c)        191,050
Sinclair Broadcast Group Cl A                  16,000           153,920
Time Warner                                    18,000           323,640
Tribune                                         8,000           255,760
Viacom Cl A                                    10,000           334,800
Vivendi Universal ADR                          10,000(c)        289,500
Walt Disney                                    10,000           249,300
Young Broadcasting Cl A                         7,000(b)         13,160
Total                                                         4,276,143

Metals & Mining (0.6%)
Newmont Mining                                  3,000           138,360

Multi-Utilities & Unregulated Power (0.6%)
Aquila                                         12,000(b)         42,600
CMS Energy                                      5,000(b)         69,900
Energy East                                     1,000            23,450
Total                                                           135,950

Oil & Gas (4.5%)
BP ADR                                          1,000(c)         65,840
Burlington Resources                            1,000            72,250
Cabot Oil & Gas                                 1,000            42,210
Chevron                                         5,858           335,722
ConocoPhillips                                  1,000            60,510
Devon Energy                                    3,000           180,600
El Paso                                         3,000            32,970
Exxon Mobil                                     1,000            58,030
Kerr-McGee                                        500            43,225
Royal Dutch Shell ADR Series A                  2,500(c)        154,050
Spinnaker Exploration                           1,000(b)         65,270
Total                                                         1,110,677

Pharmaceuticals (2.5%)
Bristol-Myers Squibb                            2,000            43,180
Eli Lilly & Co                                  5,000           252,500
Merck & Co                                      2,000            58,800
Pfizer                                         12,000           254,400
Total                                                           608,880

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Semiconductors & Semiconductor Equipment (0.7%)
Texas Instruments                               5,000          $162,400

Software (0.6%)
Siebel Systems                                 15,000           157,500

Specialty Retail (1.0%)
AutoNation                                      2,000(b)         41,440
CSK Auto                                       10,000(b)        155,000
Rent-A-Center                                   2,000(b)         39,100
Total                                                           235,540

Thrifts & Mortgage Finance (1.5%)
Commercial Federal                             10,800           371,952

Tobacco (0.6%)
Swedish Match                                  12,000(c)        137,082

Trading Companies & Distributors (0.3%)
GATX                                            2,000            75,280

Water Utilities (0.2%)
SJW                                             1,000            51,000

Wireless Telecommunication Services (2.6%)
O2                                             23,000(c)         77,621
Telephone & Data Systems                        1,500            54,825
Telephone & Data Systems Special Shares         1,500            52,575
US Cellular                                     8,700(b)        441,960
Total                                                           626,981

Total Common Stocks
(Cost: $21,159,677)                                         $21,951,016

Short-Term Securities (11.4%)
Issuer                          Effective      Amount          Value(a)
                                  yield      payable at
                                              maturity

U.S. Government Agency (6.1%) Federal Natl Mtge Assn Disc Nt
   12-13-05                     3.95%      $1,500,000        $1,497,866

Commercial Paper (5.3%)
BNP Paribas Finance
   12-01-05                     4.04          600,000           599,933
Deutsche Bank
   12-01-05                     4.04          700,000           699,921
Total                                                         1,299,854

Total Short-Term Securities
(Cost: $2,798,030)                                           $2,797,720

Total Investments in Securities
(Cost: $23,957,707)(d)                                      $24,748,736

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
79 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Select Value Fund

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2005, the value of foreign securities represented 9.2% of net assets.

(d) At Nov. 30, 2005, the cost of securities for federal income tax purposes was approximately $23,958,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                               $ 1,887,000
      Unrealized depreciation                                (1,096,000)
                                                             ----------
      Net unrealized appreciation                           $   791,000
                                                            -----------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com.

--------------------------------------------------------------------------------
80 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

Investments in Securities

RiverSource VP-- Short Duration U.S. Government Fund

Nov. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (100.9%)
Issuer                          Coupon        Principal        Value(a)
                                 rate          amount
U.S. Government Obligations & Agencies (51.0%)
Federal Farm Credit Bank
   07-17-06                     2.13%      $3,200,000        $3,153,024
   10-02-06                     2.38        3,000,000         2,944,782
   04-05-07                     2.15        6,600,000         6,385,236
   06-19-07                     6.75        2,565,000         2,642,599
   10-10-08                     4.25        4,040,000         3,993,055
Federal Home Loan Bank
   05-15-06                     3.00        5,000,000         4,968,470
   05-15-06                     5.38        3,500,000         3,514,980
   09-15-06                     3.50        6,035,000         5,981,095
   10-19-07                     4.13       15,000,000        14,843,580
   04-18-08                     4.13        8,290,000         8,182,487
   11-21-08                     4.63        2,215,000         2,208,590
Federal Home Loan Mtge Corp
   01-30-07                     3.00        2,500,000         2,446,150
   12-20-07                     3.53          450,000           439,737
   10-15-08                     5.13        2,610,000         2,637,238
Federal Natl Mtge Assn
   02-15-06                     5.50        3,650,000         3,658,632
   04-13-06                     2.15        4,650,000         4,614,204
   03-02-07                     3.00        3,855,000         3,776,354
   05-15-07                     3.88        5,000,000         4,944,350
   10-15-08                     4.50        1,400,000         1,391,373
   11-17-08                     3.88          150,000           146,481
U.S. Treasury
   01-31-06                     1.88       23,795,000(i)     23,714,145
   11-30-06                     2.88       15,515,000        15,277,434
   02-15-07                     2.25       18,585,000        18,110,934
   02-28-07                     3.38       10,900,000        10,758,638
   06-30-07                     3.63       39,400,000        38,927,515
   11-30-07                     4.25       27,425,000        27,337,158
   02-15-08                     3.38        8,565,000         8,378,977
   08-15-23                     6.25        4,210,000         4,926,193
   02-15-26                     6.00        7,380,000         8,506,889
U.S. Treasury Inflation-Indexed Bond
   01-15-15                     1.63        5,115,139(l)      4,903,719
Total                                                       243,714,019

Asset-Backed (2.2%)
Capital Auto Receivables Asset Trust
  Series 2005-1 Cl A4
   07-15-09                     4.05        2,500,000         2,453,900
Chase Funding Mtge Loan
  Series 2004-2 Cl 2A1
   01-25-25                     4.32           48,142(h)         48,142
Franklin Auto Trust
  Series 2004-2 Cl A4 (MBIA)
   08-15-12                     3.93        5,000,000(c)      4,888,635
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09                     2.94        2,500,000         2,451,909
Residential Asset Securities
  Series 2002-KS1 Cl AI4 (AMBAC)
   11-25-29                     5.86          116,155(c)        115,735

Bonds (continued)
Issuer                          Coupon        Principal        Value(a)
                                 rate          amount
Asset-Backed (cont.)
Small Business Administration Participation Ctfs
  Series 2001-10B Cl 1
   09-10-11                     5.89%        $393,647          $403,311
Small Business Administration Participation Ctfs
  Series 2001-20H Cl 1
   08-01-21                     6.34          352,366           370,389
Total                                                        10,732,021

Commercial Mortgage-Backed (1.6%)(f)
Citigroup Commercial Mtge Trust
  Series 2005-C3 Cl A1
   05-15-43                     4.39        4,759,508         4,687,304
Federal Natl Mtge Assn #360800
   01-01-09                     5.74          905,281           920,901
Federal Natl Mtge Assn #381990
   10-01-09                     7.11          471,186           503,025
LB-UBS Commercial Mtge Trust
  Series 2004-C6 Cl A2
   08-15-29                     4.19        1,500,000         1,461,615
Total                                                         7,572,845

Mortgage-Backed (46.1%)(f,j)
Bear Stearns Alternative Trust
  Series 2005-5 Cl 1A1
   07-25-35                     4.41        1,910,461(h)      1,912,830
Citigroup Mtge Loan Trust
  Series 2005-5 Cl 1A2
   08-25-35                     5.41        3,530,286(g)      3,534,147
Countrywide Alternative Loan Trust
  Series 2005-6CB Cl 1A1
   04-25-35                     7.50        1,103,760         1,141,165
Countrywide Home Loans
  Series 2005-R2 Cl 2A1
   06-25-35                     7.00        2,679,917(d)      2,758,441
CS First Boston Mtge Securities
  Series 2005-10 Cl 4A1
   11-25-35                     6.50        1,721,572         1,749,547
CS First Boston Mtge Securities
  Series 2005-8 Cl 7A1
   09-25-35                     7.00        2,349,202         2,402,238
Federal Home Loan Mtge Corp
   01-15-18                     5.00        1,502,596         1,494,525
Federal Home Loan Mtge Corp #782436
   10-01-34                     5.01        1,335,342(g)      1,322,403
Federal Home Loan Mtge Corp #A18107
   01-01-34                     5.50        2,410,468         2,379,930
Federal Home Loan Mtge Corp #B10776
   11-01-13                     5.00          133,554           132,101
Federal Home Loan Mtge Corp #B16408
   09-01-19                     5.50        1,737,781         1,745,800
Federal Home Loan Mtge Corp #C73304
   11-01-32                     7.00          384,689           400,814
Federal Home Loan Mtge Corp #D95319
   03-01-22                     6.00          168,926           171,515

Bonds (continued)
Issuer                          Coupon        Principal        Value(a)
                                 rate          amount

Mortgage-Backed (cont.)
Federal Home Loan Mtge Corp #E00489
   06-01-12                     7.00%         $11,112           $11,545
Federal Home Loan Mtge Corp #E81240
   06-01-15                     7.50        1,533,535         1,630,177
Federal Home Loan Mtge Corp #E92454
   11-01-17                     5.00          995,960           983,559
Federal Home Loan Mtge Corp #E93465
   11-01-17                     5.50        1,208,118         1,214,668
Federal Home Loan Mtge Corp #E95188
   03-01-18                     6.00          594,314           606,526
Federal Home Loan Mtge Corp #E96579
   06-01-13                     4.50          819,039           795,686
Federal Home Loan Mtge Corp #G10669
   03-01-12                     7.50          675,076           713,885
Federal Home Loan Mtge Corp #G11243
   04-01-17                     6.50        1,693,257         1,748,528
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
   06-15-16                     7.00        1,609,774         1,668,130
   12-15-28                     5.50        1,180,000         1,184,856
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
   02-15-14                    17.16        1,150,940(e)         65,074
   07-15-17                     7.50        1,475,407(e)        174,821
   10-15-22                    14.56          763,346(e)         46,786
   03-15-25                    11.74        2,086,956(e)        164,436
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only/Inverse Floater
   11-15-19                    20.00        2,402,747(e,k)      195,185
Federal Natl Mtge Assn
   01-01-35                     5.00        3,800,000(b)      3,651,564
   12-01-35                     6.50        6,500,000(b)      6,654,376
   01-01-36                     6.00        5,000,000(b)      5,018,751
Federal Natl Mtge Assn #252211
   01-01-29                     6.00          139,593           140,763
Federal Natl Mtge Assn #252409
   03-01-29                     6.50        1,732,342         1,803,992
Federal Natl Mtge Assn #254369
   06-01-12                     6.00        1,468,933         1,502,263
Federal Natl Mtge Assn #254384
   06-01-17                     7.00          468,528           487,298
Federal Natl Mtge Assn #254723
   05-01-23                     5.50        4,358,647         4,335,107
Federal Natl Mtge Assn #254748
   04-01-13                     5.50        1,324,237         1,331,737
Federal Natl Mtge Assn #254757
   05-01-13                     5.00        1,303,836         1,290,019
Federal Natl Mtge Assn #254774
   05-01-13                     5.50        1,080,736         1,085,999
Federal Natl Mtge Assn #254864
   08-01-13                     4.50        1,664,812         1,624,259

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
81 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP-- Short Duration U.S. Government Fund

Issuer                          Coupon        Principal        Value(a)
                                 rate          amount

Mortgage-Backed (cont.)
Federal Natl Mtge Assn #255488
   10-01-14                     5.50%      $1,656,498        $1,668,975
Federal Natl Mtge Assn #255501
   09-01-14                     6.00        1,576,227         1,611,991
Federal Natl Mtge Assn #313470
   08-01-10                     7.50          478,409           496,306
Federal Natl Mtge Assn #323133
   04-01-13                     5.50           57,992            58,416
Federal Natl Mtge Assn #323980
   04-01-14                     6.00          293,078           299,418
Federal Natl Mtge Assn #357324
   01-01-33                     5.00        4,092,462         3,952,993
Federal Natl Mtge Assn #357485
   02-01-34                     5.50        5,444,850         5,375,800
Federal Natl Mtge Assn #507182
   07-01-14                     6.00          123,515           126,219
Federal Natl Mtge Assn #512232
   05-01-29                     7.00           47,710            49,955
Federal Natl Mtge Assn #535168
   12-01-14                     5.50          193,652           194,968
Federal Natl Mtge Assn #545818
   07-01-17                     6.00        1,684,005         1,724,920
Federal Natl Mtge Assn #545864
   08-01-17                     5.50        2,189,483         2,205,128
Federal Natl Mtge Assn #545910
   08-01-17                     6.00        1,973,895         2,021,853
Federal Natl Mtge Assn #555063
   11-01-17                     5.50        2,603,254         2,620,181
Federal Natl Mtge Assn #555343
   08-01-17                     6.00          770,787           787,569
Federal Natl Mtge Assn #555367
   03-01-33                     6.00        3,615,978         3,640,285
Federal Natl Mtge Assn #555375
   04-01-33                     6.00          175,600           177,385
Federal Natl Mtge Assn #555387
   04-01-33                     4.62        2,563,622(g)      2,588,617
Federal Natl Mtge Assn #555740
   08-01-18                     4.50          218,704           211,852
Federal Natl Mtge Assn #602630
   10-01-31                     7.00          256,135           267,572
Federal Natl Mtge Assn #606789
   10-01-31                     7.00        2,788,206         2,912,701
Federal Natl Mtge Assn #626720
   01-01-17                     6.00          573,539           586,038
Federal Natl Mtge Assn #630992
   09-01-31                     7.00        1,066,358         1,125,926
Federal Natl Mtge Assn #630993
   09-01-31                     7.50          876,363           922,077
Federal Natl Mtge Assn #633672
   06-01-17                     6.00          428,500           438,913
Federal Natl Mtge Assn #636720
   05-01-17                     5.50          146,512           147,332
Federal Natl Mtge Assn #638210
   05-01-32                     6.50          183,403           189,447
Federal Natl Mtge Assn #648040
   06-01-32                     6.50          815,713           836,461
Federal Natl Mtge Assn #648349
   06-01-17                     6.00        1,465,866         1,501,480

Bonds (continued)
Issuer                          Coupon        Principal        Value(a)
                                 rate          amount

Mortgage-Backed (cont.)
Federal Natl Mtge Assn #648679
   07-01-32                     6.00%      $3,210,445        $3,232,027
Federal Natl Mtge Assn #650501
   06-01-17                     6.50        2,917,421         3,007,665
Federal Natl Mtge Assn #654413
   09-01-32                     7.00          195,063           203,708
Federal Natl Mtge Assn #656562
   02-01-33                     7.00          396,557           417,665
Federal Natl Mtge Assn #665752
   09-01-32                     6.50          690,201           707,756
Federal Natl Mtge Assn #668412
   02-01-18                     5.50          769,878           775,204
Federal Natl Mtge Assn #670387
   08-01-32                     7.00           23,074            24,104
Federal Natl Mtge Assn #671054
   01-01-33                     7.00           32,400            33,836
Federal Natl Mtge Assn #671174
   02-01-33                     4.61          730,136(g)        720,467
Federal Natl Mtge Assn #675692
   02-01-18                     6.00          544,591           556,449
Federal Natl Mtge Assn #678940
   02-01-18                     5.50        1,092,486         1,099,408
Federal Natl Mtge Assn #679183
   02-01-18                     5.50        1,209,907         1,218,618
Federal Natl Mtge Assn #684588
   03-01-33                     6.50          257,770           265,464
Federal Natl Mtge Assn #688181
   03-01-33                     6.00        1,831,011         1,843,319
Federal Natl Mtge Assn #695838
   04-01-18                     5.50          321,398           323,438
Federal Natl Mtge Assn #696154
   04-01-33                     4.57        1,938,187(g)      1,910,976
Federal Natl Mtge Assn #696711
  05-01-18                      5.50        1,285,467         1,297,880
Federal Natl Mtge Assn #696714
   05-01-18                     5.50          453,647           457,945
Federal Natl Mtge Assn #701937
   04-01-33                     6.00          195,938           197,120
Federal Natl Mtge Assn #704610
   06-01-33                     5.50        4,216,394         4,162,922
Federal Natl Mtge Assn #705655
   05-01-33                     5.00        1,813,458         1,750,998
Federal Natl Mtge Assn #720378
   06-01-18                     4.50        1,782,784         1,729,059
Federal Natl Mtge Assn #722325
   07-01-33                     4.97          780,582(g)        769,536
Federal Natl Mtge Assn #723448
   07-01-13                     5.00        1,012,063         1,008,725
Federal Natl Mtge Assn #725232
   03-01-34                     5.00        4,154,785         4,011,685
Federal Natl Mtge Assn #725425
   04-01-34                     5.50        4,761,714         4,701,327
Federal Natl Mtge Assn #725431
   08-01-15                     5.50        2,895,298         2,916,466
Federal Natl Mtge Assn #725558
   06-01-34                     4.59        1,851,919(g)      1,817,847
Federal Natl Mtge Assn #725737
   08-01-34                     4.53        1,023,015(g)      1,016,816

Bonds (continued)
Issuer                          Coupon        Principal        Value(a)
                                 rate          amount

Mortgage-Backed (cont.)
Federal Natl Mtge Assn #735057
   01-01-19                     4.50%      $2,643,950        $2,564,274
Federal Natl Mtge Assn #740843
   11-01-18                     5.00          156,889           154,908
Federal Natl Mtge Assn #744010
   07-01-13                     5.00        2,096,136         2,085,555
Federal Natl Mtge Assn #747536
   11-01-33                     5.00        2,364,268         2,282,837
Federal Natl Mtge Assn #754297
   12-01-33                     4.74          100,449(g)         98,050
Federal Natl Mtge Assn #755891
   03-01-13                     5.00          422,455           420,584
Federal Natl Mtge Assn #790382
   09-01-34                     4.87        1,416,041(g)      1,416,804
Federal Natl Mtge Assn #790759
   09-01-34                     4.82        2,103,814(g)      2,097,234
Federal Natl Mtge Assn #791447
   10-01-34                     6.00          907,454           913,041
Federal Natl Mtge Assn #797044
   07-01-34                     5.50        3,674,981         3,623,804
Federal Natl Mtge Assn #797168
   02-01-35                     4.64        2,006,213(g)      1,990,648
Federal Natl Mtge Assn #799769
   11-01-34                     5.07        1,408,996(g)      1,399,753
Federal Natl Mtge Assn #801344
   10-01-34                     5.07        1,556,090(g)      1,540,327
Federal Natl Mtge Assn #815264
   05-01-35                     5.25        2,276,461(g)      2,275,019
Federal Natl Mtge Assn #815463
   02-01-35                     5.50          999,863           985,939
Federal Natl Mtge Assn #821378
   05-01-35                     5.04        1,149,310(g)      1,149,674
Federal Natl Mtge Assn #836561
   10-01-35                     6.00        1,996,351         2,008,699
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
   07-25-23                     5.50        3,000,470         3,013,167
   12-25-26                     8.00          531,171           564,256
   06-25-33                     6.20          124,518(g)        125,600
   04-25-34                     5.50        2,340,735         2,348,789
   05-25-34                     3.50           21,012            20,926
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
   12-25-12                    13.29          882,358(e)         38,377
   11-25-13                    10.08        1,700,000(e)        118,402
   12-25-22                     8.27          565,894(e)         86,096
   03-25-23                     8.45          848,936(e)        158,260
   12-25-31                    10.31          718,023(e)        121,363
First Horizon Alternative Mtge Securities
  Series 2004-AA4 Cl A1
   10-25-34                     5.41          807,089(h)        813,465
First Horizon Alternative Mtge Securities
  Series 2005-AA3 Cl 3A1
   05-25-35                     5.40        2,005,635(h)      2,005,876
GMAC Mtge Corporation Loan Trust
  Series 2004-AR2 Cl 3A
   08-19-34                     4.41        1,510,213(g)      1,475,735

See accompanying notes to investments in securities.

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82 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP-- Short Duration U.S. Government Fund

Issuer                          Coupon        Principal        Value(a)
                                 rate          amount

Mortgage-Backed (cont.)
Govt Natl Mtge Assn #498182
   05-15-16                     6.00%      $1,037,184        $1,064,508
Govt Natl Mtge Assn #605970
   03-15-33                     6.00          456,183           463,412
Govt Natl Mtge Assn #615738
   03-15-18                     7.00        1,174,023         1,226,709
Govt Natl Mtge Assn #615740
   08-15-13                     6.00        2,657,942         2,727,507
Govt Natl Mtge Assn #780758
   04-15-13                     7.00          255,202           266,671
Govt Natl Mtge Assn #781507
   09-15-14                     6.00        1,238,775         1,271,223
Govt Natl Mtge Assn
  Collateralized Mtge Obligation
   10-16-13                     4.54          124,896           125,054
   10-16-27                     5.00          125,000           123,935
   04-16-31                     6.00        1,583,267         1,589,075
   03-20-34                     4.50        1,598,166         1,574,550
GSR Mtge Loan Trust
  Series 2005-AR2 Cl 2A1
   04-25-35                     4.87        1,752,655(g)      1,732,394
Harborview Mtge Loan Trust
  Series 2004-4 Cl 3A
   06-19-34                     2.97        1,780,250(g)      1,741,889
Harborview Mtge Loan Trust
  Series 2005-12 Cl 2A11
   10-19-35                     5.16        2,241,545(g)      2,291,210
Morgan Stanley Mtge Loan Trust
  Series 2004-10AR Cl 2A1
   11-25-34                     5.14          726,932(g)        728,873

Bonds (continued)
Issuer                          Coupon        Principal        Value(a)
                                 rate          amount
Mortgage-Backed (cont.)
Morgan Stanley Mtge Loan Trust
  Series 2004-2AR Cl 3A
   02-25-34                     5.03%      $1,461,938(g)     $1,442,699
Structured Adjustable Rate Mtge Loan Trust
  Series 2005-15 Cl 4A1
   07-25-35                     5.53        3,417,365(g)      3,386,397
Structured Asset Securities
  Series 2004-12H Cl 2A
   04-25-34                     5.53        1,172,601(g)      1,174,982
Vendee Mtge Trust
  Series 2003-1 Cl D
   12-15-25                     5.75        4,420,629         4,432,167
Vendee Mtge Trust
  Series 2003-2 Cl C
   07-15-20                     5.00        2,400,000         2,398,047
Vendee Mtge Trust
  Series 2003-2 Cl D
   11-15-23                     5.00          100,000            99,958
Washington Mutual
  Series 2002-AR15 Cl A5
   12-25-32                     4.38          742,904(g)        732,523
Washington Mutual
  Series 2005-AR3 Cl A2
   03-25-35                     4.65        2,271,477(g)      2,230,386
Wells Fargo Mtge Backed Securities Trust
  Series 2005-10 Cl A1
   10-25-35                     5.00        4,774,593         4,582,121
Wells Fargo Mtge Backed Securities Trust
  Series 2005-5 Cl 2A1
   05-25-35                     5.50        1,899,132         1,858,183

Bonds (continued)
Issuer                          Coupon        Principal        Value(a)
                                 rate          amount
Mortgage-Backed (cont.)
Wells Fargo Mtge Backed Securities Trust
  Series 2005-AR2 Cl 2A2
   03-25-35                     4.56%      $1,102,439(g)     $1,080,843
Total                                                       220,437,432

Total Bonds
(Cost: $488,281,495)                                       $482,456,317

Short-Term Securities (2.1%)
Issuer                         Effective       Amount          Value(a)
                                 yield       payable at
                                              maturity
Commercial Paper
Amsterdam Funding
   12-01-05                     4.02%      $6,900,000(m)     $6,899,229
Dakota Nts
   12-05-05                     4.04        3,000,000(m)      2,998,317

Total Short-Term Securities
(Cost: $9,898,653)                                           $9,897,546

Total Investments in Securities
(Cost: $498,180,148)(n)                                    $492,353,863

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2005.

(b) At Nov. 30, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $15,371,477.

(c) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC -- Ambac Assurance Corporation
      MBIA  -- MBIA Insurance Corporation

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2005, the value of these securities amounted to $2,758,441 or 0.6% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2005.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2005.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2005.

--------------------------------------------------------------------------------
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


RiverSource VP-- Short Duration U.S. Government Fund

Notes to Investments in Securities (continued)

(i) Partially pledged as initial deposit on the following open interest rate futures contracts.

      Type of security                                  Notional amount

      Purchase contracts
      U.S. Treasury Note, March 2006, 2-year                $40,000,000

      Sale contracts
      U.S. Treasury Note, Dec. 2005, 5-year                   9,700,000
      U.S. Treasury Note, Dec. 2005, 10-year                  1,900,000
      U.S. Treasury Note, March 2006, 10-year                 2,400,000

(j) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitment at Nov. 30, 2005:

      Security          Principal       Settlement      Proceeds        Value
                         amount            date        receivable

      Federal Natl Mtge Assn
      12-01-35 5.50%   $10,000,000       12-13-05      $9,806,250   $9,846,880

(k) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Nov. 30, 2005.

(l) U.S. Treasury inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(m) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2005, the value of these securities amounted to $9,897,546 or 2.1% of net assets.

(n) At Nov. 30, 2005, the cost of securities for federal income tax purposes was approximately $498,180,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                               $   374,000
      Unrealized depreciation                                (6,200,000)
                                                             ----------
      Net unrealized depreciation                           $(5,826,000)
                                                            -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com.

--------------------------------------------------------------------------------
84 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

Investments in Securities

RiverSource VP -- Small Cap Advantage Fund

Nov. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (112.5%)
Issuer                                        Shares           Value(a)
Aerospace & Defense (2.1%)
AAR                                            13,000(b)       $272,220
Armor Holdings                                 15,700(b)        689,073
BE Aerospace                                    8,549(b)        149,778
DRS Technologies                               17,300           854,620
GenCorp                                         8,550(b)        156,123
Kaman                                          12,500           240,125
Moog Cl A                                      12,706(b)        372,159
Orbital Sciences                               43,000(b)        518,580
Teledyne Technologies                          19,700(b)        644,978
Triumph Group                                  13,000(b)        493,350
Total                                                         4,391,006

Air Freight & Logistics (0.3%)
Forward Air                                    14,300           549,835

Airlines (0.8%)
Alaska Air Group                               11,000(b)        387,530
Continental Airlines Cl B                      27,000(b)        420,390
ExpressJet Holdings                            16,035(b)        139,825
SkyWest                                        26,700           792,990
Total                                                         1,740,735

Auto Components (0.5%)
American Axle & Mfg Holdings                    6,433           136,766
ArvinMeritor                                    6,136            81,609
Bandag                                          2,513           107,682
Cooper Tire & Rubber                            9,406           138,362
Modine Mfg                                     13,000           432,770
Superior Inds Intl                              6,303           143,771
Total                                                         1,040,960

Beverages (0.2%)
Hansen Natural                                  6,029(b)        468,152

Biotechnology (3.6%)
Abgenix                                         6,366(b)         87,278
Albany Molecular Research                      22,800(b)        279,072
Alkermes                                       24,000(b)        436,320
Amylin Pharmaceuticals                         12,000(b)        448,920
Applera - Celera Genomics Group                37,700(b,d)      468,234
Arena Pharmaceuticals                          36,000(b)        388,080
BioMarin Pharmaceutical                         6,834(b)         66,563
Caliper Life Sciences                          54,000(b)        389,880
Cubist Pharmaceuticals                          3,777(b)         85,398
CV Therapeutics                                22,000(b)        544,060
deCODE genetics                                61,700(b,c)      512,110
Exelixis                                       36,000(b)        290,880
Human Genome Sciences                          29,300(b)        271,025
ICOS                                            8,000(b)        227,920
InterMune                                      12,000(b)        173,400
Lexicon Genetics                               57,600(b)        217,728
Medarex                                        49,300(b)        515,678
Myriad Genetics                                10,400(b)        199,784
Progenics Pharmaceuticals                       3,067(b)         81,183
Regeneron Pharmaceuticals                      41,000(b)        457,970

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Biotechnology (cont.)
Savient Pharmaceuticals                        25,400(b)        $94,996
United Therapeutics                             9,200(b)        657,156
Vertex Pharmaceuticals                         16,000(b)        408,000
Total                                                         7,301,635

Building Products (1.2%)
Ameron Intl                                     3,607           162,135
ElkCorp                                        14,000           478,520
Lennox Intl                                    29,224           853,341
USG                                             6,897(b)        422,096
Water Pik Technologies                         22,000(b)        458,920
Total                                                         2,375,012

Capital Markets (1.1%)
Investment Technology Group                    31,471(b)      1,223,907
Jefferies Group                                14,400           633,744
Knight Capital Group Cl A                      16,973(b)        171,767
LaBranche & Co                                  6,371(b)         68,042
MCG Capital                                     3,096            43,932
Waddell & Reed Financial Cl A                   4,700           100,298
Total                                                         2,241,690

Chemicals (1.1%)
Cambrex                                         4,693            84,709
FMC                                             9,328(b)        495,970
HB Fuller                                      23,940           741,661
Hercules                                       47,900(b)        563,304
Octel                                           6,021(c)         93,205
Sensient Technologies                          12,454           226,289
WR Grace & Co                                  14,175(b)        123,181
Total                                                         2,328,319

Commercial Banks (5.8%)
Amcore Financial                                5,448           170,359
AmericanWest Bancorp                            3,191(b)         73,553
BancorpSouth                                   43,859           996,038
Bank of Hawaii                                 17,000           877,370
Bank of the Ozarks                             13,400           497,140
BOK Financial                                  14,000           665,980
Camden Natl                                     1,625            57,996
Chemical Financial                              5,959           192,595
Chittenden                                      6,519           194,071
Citizens Banking                                4,275           126,497
City Holding                                   16,100           587,328
Colonial BancGroup                             26,200           652,642
Community Trust Bancorp                         3,430           112,847
East-West Bancorp                               9,000           340,560
First Citizens BancShares Cl A                    463            86,799
First Community Bancshares                      2,051            63,335
First Financial Bancorp                         3,862            74,344
First Indiana                                   2,290            80,036
First Midwest Bancorp                          18,000           673,740
First Republic Bank                            22,600           876,202
Greater Bay Bancorp                            32,146           856,369

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Commercial Banks (cont.)
Hanmi Financial                                36,300          $676,269
Hudson United Bancorp                           2,900           122,090
Irwin Financial                                 3,304            74,736
Old Natl Bancorp                                3,510            76,869
Oriental Financial Group                        5,917(c)         78,637
Prosperity Bancshares                           8,000           244,800
Republic Bancorp                                5,268            65,427
S&T Bancorp                                     3,092           118,856
Southwest Bancorp                               3,216            72,585
Sterling Bancshares                            19,000           296,210
Susquehanna Bancshares                          3,879            95,113
Tompkins Trustco                                1,449            65,495
Trustmark                                      10,333           295,524
UMB Financial                                   1,426            94,658
Vineyard Natl Bancorp                          14,000           408,380
Wintrust Financial                             14,900           837,082
Total                                                        11,878,532

Commercial Services & Supplies (3.2%)
Administaff                                     3,723           167,721
Banta                                           2,962           149,581
Bright Horizons Family Solutions                8,000(b)        283,040
Consolidated Graphics                           8,000(b)        409,520
FTI Consulting                                 23,523(b)        667,112
IKON Office Solutions                           7,800            78,468
Jackson Hewitt Tax Service                     24,000           576,960
Labor Ready                                    32,700(b)        722,016
NCO Group                                       6,486(b)        111,819
PHH                                            25,000(b)        721,500
Portfolio Recovery Associates                   6,100(b)        233,752
Pre-Paid Legal Services                         1,780            75,739
Resources Connection                           25,000(b)        726,000
Sotheby's Holdings Cl A                        23,000(b)        437,690
SOURCECORP                                      4,120(b)        107,367
Spherion                                       41,000(b)        401,800
TeleTech Holdings                              26,000(b)        323,180
United Stationers                               5,688(b)        278,712
Viad                                            5,189           158,005
Total                                                         6,629,982

Communications Equipment (3.9%)
3Com                                           48,000(b)        173,760
ADTRAN                                         16,000           472,960
ARRIS Group                                    87,900(b)        854,388
Black Box                                      17,574           820,882
CIENA                                         110,000(b)        328,900
CommScope                                      25,200(b)        516,852
Comtech Telecommunications                     13,900(b)        606,040
Digi Intl                                      29,600(b)        381,248
F5 Networks                                     9,500(b)        501,885
Foundry Networks                               22,000(b)        305,580
Ixia                                           13,113(b)        180,697
NETGEAR                                        25,800(b)        497,940

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
85 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Small Cap Advantage Fund

Issuer                                        Shares           Value(a)

Communications Equipment (cont.)
Powerwave Technologies                         28,715(b)       $360,660
SiRF Technology Holdings                       17,000(b)        471,240
Sycamore Networks                              62,700(b)        255,189
Tekelec                                        27,000(b)        351,000
UTStarcom                                      50,259(b)        416,647
Westell Technologies Cl A                      87,000(b)        411,510
Total                                                         7,907,378

Computers & Peripherals (1.8%)
Electronics for Imaging                        25,000(b)        698,250
Emulex                                         30,900(b)        615,837
Imation                                        20,497           901,048
Iomega                                         40,800(b)        105,672
Komag                                          22,189(b)        775,284
Maxtor                                         48,000(b)        194,880
Palm                                           15,900(b)        451,242
Total                                                         3,742,213

Construction & Engineering (2.2%)
Comfort Systems USA                            60,800           570,912
EMCOR Group                                     1,312(b)         92,824
Granite Construction                           10,000           371,100
MasTec                                         44,000(b)        434,280
Quanta Services                                41,900(b)        592,885
Shaw Group                                     34,113(b)        985,525
URS                                            18,700(b)        787,644
Washington Group Intl                          11,188           578,531
Total                                                         4,413,701

Construction Materials (0.7%)
Eagle Materials                                 6,600           758,340
Headwaters                                      8,300(b)        295,729
Texas Inds                                      9,000           448,920
Total                                                         1,502,989

Consumer Finance (1.2%)
AmeriCredit                                    21,200(b)        525,760
CompuCredit                                    20,969(b)        819,259
MoneyGram Intl                                 28,100           727,228
World Acceptance                               16,220(b)        446,699
Total                                                         2,518,946

Containers & Packaging (0.6%)
Crown Holdings                                 21,088(b)        390,972
Greif Cl A                                      1,200            72,060
Rock-Tenn Cl A                                  4,786            63,941
Silgan Holdings                                18,400           649,335
Total                                                         1,176,308

Distributors (0.3%)
Building Material Holding                       7,127           586,766
Handleman                                       7,317           100,462
Total                                                           687,228

Diversified Financial Services (0.3%)
NASDAQ Stock Market                            13,307(b)        520,703

Diversified Telecommunication Services (1.1%)
Cincinnati Bell                                64,000(b)        249,600
Commonwealth Telephone Enterprises             13,500           467,910

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Diversified Telecommunication Services (cont.)
Level 3 Communications                        123,000(b)       $418,200
Premiere Global Services                       55,000(b)        415,800
Talk America Holdings                          60,700(b)        582,720
Time Warner Telecom Cl A                        7,033(b)         66,110
Total                                                         2,200,340

Electric Utilities (1.6%)
Allete                                          3,000           138,750
Black Hills                                     3,274           119,665
CH Energy Group                                 1,171            54,686
Cleco                                          30,934           683,023
Duquesne Light Holdings                        34,046           577,080
El Paso Electric                               36,900(b)        798,147
Idacorp                                        28,276           807,562
Otter Tail                                      2,725            81,886
Sierra Pacific Resources                        5,000(b)         67,400
Total                                                         3,328,199

Electrical Equipment (0.7%)
Artesyn Technologies                           35,100(b)        350,298
Energy Conversion Devices                       2,327(b)         68,297
General Cable                                  11,609(b)        210,703
Genlyte Group                                  14,000(b)        737,801
Total                                                         1,367,099

Electronic Equipment & Instruments (2.8%)
Aeroflex                                       61,174(b)        671,079
Agilysys                                       21,900           417,195
Anixter Intl                                   11,800           432,352
Benchmark Electronics                          18,275(b)        560,129
Checkpoint Systems                             18,500(b)        443,075
Itron                                          14,200(b)        663,850
Lexar Media                                    42,500(b)        362,525
Methode Electronics                            12,000           125,400
Metrologic Instruments                         17,600(b)        344,080
MTS Systems                                    14,800           521,996
PAR Technology                                 11,500(b)        369,150
Paxar                                           9,893(b)        189,253
Rofin-Sinar Technologies                       11,000(b)        474,870
SYNNEX                                          9,997(b)        156,453
Total                                                         5,731,407

Energy Equipment & Services (4.1%)
Atwood Oceanics                                 9,200(b)        653,108
Cal Dive Intl                                  19,414(b)      1,409,650
Grey Wolf                                     118,200(b)        887,682
GulfMark Offshore                               2,581(b)         86,154
Hydril                                         12,500(b)        801,250
Lone Star Technologies                          3,072(b)        150,528
Lufkin Inds                                     2,100            93,975
NS Group                                       12,835(b)        527,005
Oil States Intl                                40,778(b)      1,388,899
Parker Drilling                                64,514(b)        611,593
Pioneer Drilling                                5,900(b)        103,368
Superior Energy Services                        9,536(b)        207,599
TODCO Cl A                                     21,000           872,970
Unit                                           12,900(b)        698,664
Total                                                         8,492,445

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Food & Staples Retailing (0.8%)
Casey's General Stores                         17,000          $391,340
Great Atlantic & Pacific Tea                    5,883(b)        177,431
Longs Drug Stores                              12,000           511,561
Nash Finch                                      3,225            86,656
Pathmark Stores                                 6,345(b)         68,272
Ruddick                                         8,383           169,420
Spartan Stores                                  7,200(b)         72,072
Weis Markets                                    3,294           138,677
Total                                                         1,615,429

Food Products (1.3%)
Chiquita Brands Intl                           18,400           382,720
Corn Products Intl                             35,700           794,325
Farmer Brothers                                 1,872            38,133
Lancaster Colony                                3,469           135,291
Lance                                          36,000           660,240
Ralcorp Holdings                                9,900(b)        412,731
Seaboard                                          145           249,400
Total                                                         2,672,840

Gas Utilities (1.6%)
Energen                                        17,672           648,562
Nicor                                           4,418           177,162
ONEOK                                          22,500           617,175
Peoples Energy                                  4,826           173,398
South Jersey Inds                              29,200           839,500
UGI                                            25,378           558,316
WGL Holdings                                    5,654           171,995
Total                                                         3,186,108

Health Care Equipment & Supplies (3.5%)
Cyberonics                                     13,000(b)        366,730
EPIX Pharmaceuticals                           55,900(b)        275,587
Gen-Probe                                      12,800(b)        590,976
Haemonetics                                    19,000(b)        971,471
Hologic                                         6,169(b)        438,431
Illumina                                       12,200(b)        192,150
Immucor                                        24,984(b)        618,854
Intuitive Surgical                              7,503(b)        838,235
Invacare                                        1,750            59,780
Kyphon                                          5,033(b)        213,852
LifeCell                                        3,788(b)         61,138
Nektar Therapeutics                            21,000(b)        353,220
OraSure Technologies                            6,308(b)         85,536
Sybron Dental Specialties                      22,000(b)        962,280
Thoratec                                       27,016(b)        552,477
Varian                                         10,000(b)        419,600
Ventana Medical Systems                         4,530(b)        174,450
Vital Signs                                     1,658            79,136
Total                                                         7,253,903

Health Care Providers & Services (6.7%)
Advisory Board                                 13,500(b)        652,320
Alderwoods Group                                4,499(b)         67,575
Allscripts Healthcare Solutions                24,300(b)        325,620
Amedisys                                       14,300(b)        634,634
American Retirement                             8,100(b)        199,422
AMERIGROUP                                      6,249(b)        116,606
AMN Healthcare Services                        28,000(b)        533,400

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
86 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Small Cap Advantage Fund

Issuer                                        Shares           Value(a)

Health Care Providers & Services (cont.)
Centene                                        21,300(b)       $511,413
Chemed                                         10,600           537,420
Cross Country Healthcare                       15,000(b)        277,200
Dendrite Intl                                  21,100(b)        397,524
Genesis HealthCare                             17,700(b)        744,285
Horizon Health                                  2,200(b)         51,084
Kindred Healthcare                             14,800(b)        410,404
LCA-Vision                                     10,800           515,484
Magellan Health Services                       26,000(b)        759,720
Matria Healthcare                               2,449(b)         83,095
MedCath                                         3,700(b)         71,928
Odyssey HealthCare                             16,000(b)        296,320
Option Care                                    41,250           516,863
Per-Se Technologies                            23,318(b)        533,516
PRA Intl                                       17,000(b)        471,580
PSS World Medical                              44,900(b)        739,503
Psychiatric Solutions                          12,700(b)        716,534
Radiation Therapy Services                     16,800(b)        637,392
RehabCare Group                                 4,836(b)         93,625
Sierra Health Services                          9,500(b)        743,090
Stewart Enterprises Cl A                        7,907            40,326
Sunrise Senior Living                           4,616(b)        154,174
TriZetto Group                                 17,800(b)        289,250
United Surgical Partners Intl                   4,044(b)        140,367
Ventiv Health                                  39,686(b)        978,657
WellCare Health Plans                          16,000(b)        631,680
Total                                                        13,872,011

Hotels, Restaurants & Leisure (2.7%)
Ameristar Casinos                              24,346           574,322
Bluegreen                                      47,000(b)        698,890
Bob Evans Farms                                 8,838           213,703
Domino's Pizza                                 35,900           897,500
Jack in the Box                                14,962(b)        502,723
Lone Star Steakhouse & Saloon                  17,300            400,841
Monarch Casino & Resort                        20,000(b)        427,800
Multimedia Games                               27,000(b)        274,860
Panera Bread Cl A                               7,700(b)        523,600
Papa John's Intl                                2,341(b)        127,491
Ryan's Restaurant Group                        11,779(b)        140,052
Shuffle Master                                 14,000(b)        392,140
Vail Resorts                                   12,000(b)        447,120
Total                                                         5,621,042

Household Durables (2.1%)
Beazer Homes USA                                6,175           432,065
Blyth                                           3,961            78,428
Brookfield Homes                               10,100           499,243
Ethan Allen Interiors                          15,048           561,290
Fleetwood Enterprises                          38,000(b)        433,580
Furniture Brands Intl                          14,185           282,991
Jarden                                         19,763(b)        645,262
La-Z-Boy                                       13,800           184,506
M/I Homes                                       3,371           147,481
Tupperware                                     38,438           886,765
WCI Communities                                 3,468(b)         89,058
Total                                                         4,240,669

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Household Products (0.3%)
Central Garden & Pet                           14,800(b)       $651,496

Industrial Conglomerates (0.2%)
Standex Intl                                    3,155            87,520
Walter Inds                                     6,023           303,258
Total                                                           390,778

Insurance (5.3%)
Alfa                                            9,740           169,768
AmerUs Group                                    5,196           305,161
Argonaut Group                                  2,572(b)         81,790
Commerce Group                                  3,676           213,429
Delphi Financial Group Cl A                    28,624         1,356,205
FBL Financial Group Cl A                        3,897           122,171
FPIC Insurance Group                           18,100(b)        685,628
Horace Mann Educators                          53,078         1,005,297
Infinity Property & Casualty                    2,819           104,162
LandAmerica Financial Group                    13,178           853,276
Navigators Group                               13,800(b)        557,658
Odyssey Re Holdings                            17,500(e)        448,700
Ohio Casualty                                  34,800         1,030,080
Phoenix Companies                              29,000           394,400
Presidential Life                               5,183            99,980
ProAssurance                                   21,500(b)      1,070,270
Safety Insurance Group                         17,000           681,870
Selective Insurance Group                      18,000         1,007,460
Stewart Information Services                    3,721           188,134
Triad Guaranty                                  2,600(b)        112,736
United Fire & Casualty                          4,225           193,083
Universal American Financial                    9,086(b)        134,109
Total                                                        10,815,367

Internet & Catalog Retail (0.5%)
Coldwater Creek                                 7,052(b)        221,433
Insight Enterprises                             8,279(b)        172,452
NetFlix                                         7,534(b)        207,486
NutriSystem                                     4,841(b)        188,460
Priceline.com                                   8,000(b)        192,160
Total                                                           981,991

Internet Software & Services (2.4%)
aQuantive                                      21,151(b)        568,750
Blue Coat Systems                               1,742(b)         78,895
CNET Networks                                  17,188(b)        257,648
Digital River                                   6,261(b)        162,285
Digitas                                        16,040(b)        200,500
EarthLink                                      50,700(b)        580,008
j2 Global Communications                       19,418(b)        926,821
United Online                                  40,450           570,750
ValueClick                                     45,100(b)        851,488
Websense                                       12,000(b)        779,400
Total                                                         4,976,545

IT Services (2.1%)
Anteon Intl                                    13,000(b)        557,310
BISYS Group                                     6,385(b)         85,559
CSG Systems Intl                               42,293(b)      1,015,032
MAXIMUS                                         9,615           349,986
MPS Group                                      47,000(b)        590,790
Perot Systems Cl A                             42,896(b)        596,254

Common Stocks (continued)
Issuer                                        Shares           Value(a)

IT Services (cont.)
SRA Intl Cl A                                  17,400(b)       $532,962
Wright Express                                 20,000(b)        487,200
Total                                                         4,215,093

Leisure Equipment & Products (0.9%)
Callaway Golf                                  12,029           176,225
JAKKS Pacific                                   6,531(b)        133,102
Oakley                                         26,800           430,944
RC2                                            11,000(b)        388,740
SCP Pool                                       16,825           654,997
Total                                                         1,784,008

Machinery (4.2%)
Actuant Cl A                                   12,000           636,600
Barnes Group                                   17,000           585,990
Bucyrus Intl Cl A                               5,000           234,500
Cascade                                        10,895           551,832
CIRCOR Intl                                     3,000            78,150
Clarcor                                        24,500           726,915
Crane                                          27,840           883,919
ESCO Technologies                               8,800(b)        378,400
Flowserve                                       3,797(b)        141,856
Gardner Denver                                 18,000(b)        878,400
JLG Inds                                       14,159           644,235
Joy Global                                      8,409           444,752
Kaydon                                         12,000           388,320
Kennametal                                     13,700           750,623
Lincoln Electric Holdings                       3,872           158,016
Middleby                                        6,600(b)        517,440
Mueller Inds                                    3,998           108,226
Wabtec                                         17,900           462,357
Total                                                         8,570,531

Media (1.3%)
Arbitron                                       10,000           386,000
Catalina Marketing                             11,000           291,170
Entravision Communications Cl A                33,000(b)        247,170
Martha Stewart Living Omnimedia Cl A            2,837(b)         57,080
Mediacom Communications Cl A                   43,000(b)        224,030
PRIMEDIA                                       34,693(b)         70,080
Reader's Digest Assn                           29,582           459,408
Scholastic                                     17,100(b)        568,918
Sinclair Broadcast Group Cl A                  32,000           307,840
Valassis Communications                         3,015(b)         91,716
Total                                                         2,703,412

Metals & Mining (2.8%)
AK Steel Holding                               14,730(b)        122,112
Carpenter Technology                            9,100           596,505
Century Aluminum                               20,000(b)        462,400
Cleveland-Cliffs                                5,400           514,566
Commercial Metals                              16,637           583,959
Compass Minerals Intl                          16,600           399,728
Metal Management                               18,400           463,128
Quanex                                         11,000           680,349
Royal Gold                                     17,000           442,340

See accompanying notes to investments in securities.

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


RiverSource VP -- Small Cap Advantage Fund

Common Stocks (continued)
Issuer                                        Shares           Value(a)
Metals & Mining (cont.)
RTI Intl Metals                                 3,190(b)       $118,987
Steel Dynamics                                 14,000           484,680
Titanium Metals                                 4,544(b)        286,954
Worthington Inds                               28,000           568,120
Total                                                         5,723,828

Multiline Retail (--%)
99 Cents Only Stores                            7,995(b)         76,992

Multi-Utilities & Unregulated Power (0.1%)
Aquila                                         68,183(b)        242,050

Oil & Gas (3.5%)
Arena Resources                                 8,000(b)        200,800
ATP Oil & Gas                                   2,716(b)         98,075
Berry Petroleum Cl A                           11,350           647,518
Carrizo Oil & Gas                              25,300(b)        640,849
Cimarex Energy                                 26,394(b)      1,026,991
Frontier Oil                                    7,834           295,185
Giant Inds                                      1,675(b)         89,864
Holly                                           4,130           251,187
Houston Exploration                             1,903(b)        104,018
KCS Energy                                      6,411(b)        167,648
Parallel Petroleum                              3,952(b)         64,852
Southwestern Energy                            11,276(b)        384,173
St. Mary Land & Exploration                    38,947         1,387,291
Swift Energy                                   15,800(b)        729,802
Tesoro                                          2,561           141,034
Toreador Resources                              1,900(b)         43,301
Vintage Petroleum                               7,034           368,441
World Fuel Services                            15,000           515,250
Total                                                         7,156,279

Paper & Forest Products (0.3%)
Potlatch                                       11,900           575,246
Schweitzer-Mauduit Intl                         4,563           108,645
Total                                                           683,891

Personal Products (0.9%)
Chattem                                        14,200(b)        451,134
Nu Skin Enterprises Cl A                       16,000           278,080
Parlux Fragrances                              16,000(b)        460,480
Playtex Products                               40,900(b)        572,600
Total                                                         1,762,294

Pharmaceuticals (0.8%)
Alpharma Cl A                                  17,000           449,140
CNS                                             2,100            48,300
First Horizon Pharmaceutical                   27,800(b)        489,836
MGI PHARMA                                     15,000(b)        296,100
Perrigo                                        29,500           427,750
Total                                                         1,711,126

Real Estate (0.4%)
Jones Lang LaSalle                             14,000           699,720
Trammell Crow                                   4,839(b)        125,137
Total                                                           824,857

Real Estate Investment Trust (5.2%)
Alexandria Real Estate Equities                 8,000           672,000

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Real Estate Investment Trust (cont.)
American Home Mortgage Investment              27,703          $822,502
Anthracite Capital                             15,492           167,933
Anworth Mtge Asset                             17,575           139,546
Arbor Realty Trust                             20,000           539,600
Bedford Property Investors                      4,989           114,747
Commercial Net Lease Realty                    33,000           668,580
EastGroup Properties                           12,200           550,586
Highwoods Properties                           19,000           547,770
IMPAC Mtge Holdings                            24,014           276,161
Innkeepers USA Trust                           29,000           505,760
MFA Mtge Investments                           34,856           212,622
Mid-America Apartment Communitites             12,000           582,840
New Century Financial                           3,666           132,599
Novastar Financial                              2,233            62,502
Omega Healthcare Investors                     39,000           468,780
Pan Pacific Retail Properties                  10,400           699,920
PS Business Parks                              13,000           612,300
RAIT Investment Trust                           6,063           159,336
Redwood Trust                                   2,982           128,643
Saul Centers                                    2,800           104,356
Saxon Capital                                  12,068           144,816
Sovran Self Storage                            12,000           595,200
Tanger Factory Outlet Centers                  25,000           687,250
Universal Health Realty Income Trust           16,616           550,654
Ventas                                         18,100           570,693
Total                                                        10,717,696

Road & Rail (0.8%)
Amerco                                          1,951(b)        137,975
Arkansas Best                                   2,809           115,843
Dollar Thrifty Automotive Group                 2,248(b)         84,300
Florida East Coast Inds                         9,000           398,340
Genesee & Wyoming Cl A                          9,700(b)        326,114
Old Dominion Freight Line                       9,900(b)        376,299
Werner Enterprises                              5,919           121,162
Total                                                         1,560,033

Semiconductors & Semiconductor Equipment (4.3%)
Atheros Communications                         23,150(b)        224,324
Axcelis Technologies                           16,000(b)         75,840
Conexant Systems                               50,000(b)        123,500
Cypress Semiconductor                          32,000(b)        480,000
DSP Group                                      20,700(b)        538,200
Entegris                                       40,173(b)        405,747
ESS Technology                                 57,725(b)        176,061
Genesis Microchip                              22,560(b)        505,344
Microsemi                                      45,400(b)      1,259,849
MKS Instruments                                21,000(b)        396,270
OmniVision Technologies                        23,000(b)        407,100
ON Semiconductor                              130,300(b)        755,740
Photronics                                     28,700(b)        455,756
PMC-Sierra                                     28,000(b)        220,360
PortalPlayer                                   15,000(b)        360,450
Power Integrations                             22,000(b)        479,820

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Semiconductors & Semiconductor Equipment (cont.)
Silicon Image                                  23,600(b)       $229,156
Silicon Storage Technology                     87,300(b)        481,023
Skyworks Solutions                             43,140(b)        232,525
Tessera Technologies                            6,000(b)        165,000
Trident Microsystems                            6,800(b)        128,112
Varian Semiconductor Equipment Associates      15,600(b)        686,712
Zoran                                           5,092(b)         86,157
Total                                                         8,873,046

Software (4.9%)
ANSYS                                          25,822(b)      1,085,040
Bottomline Technologies                        18,000(b)        199,800
Epicor Software                                50,500(b)        697,405
EPIQ Systems                                   20,000(b)        380,200
FileNet                                        17,200(b)        463,368
Hyperion Solutions                              7,700(b)        407,715
Informatica                                    34,400(b)        386,656
Internet Security Systems                      19,500(b)        445,770
Kronos                                         13,000(b)        615,290
Lawson Software                                50,000(b)        379,500
MICROS Systems                                 21,104(b)      1,019,534
MicroStrategy Cl A                              5,000(b)        369,350
Parametric Technology                         121,300(b)        709,605
Progress Software                              19,513(b)        603,732
Quality Systems                                 1,906           154,615
THQ                                             2,850(b)         64,752
Transaction Systems Architects                 27,300(b)        794,430
Ultimate Software Group                        27,700(b)        476,717
VASCO Data Security Intl                       77,938(b)        879,141
Total                                                        10,132,620

Specialty Retail (4.6%)
Blockbuster Cl A                               13,500            50,625
Buckle                                          2,270            74,070
Burlington Coat Factory Warehouse               6,258           248,067
Cache                                          17,000(b)        286,110
Cato Cl A                                      29,775           643,140
Charming Shoppes                               47,000(b)        552,250
Children's Place Retail Stores                 12,000(b)        595,200
Dick's Sporting Goods                          12,000(b)        421,320
Genesco                                        16,600(b)        658,190
Group 1 Automotive                              5,361(b)        165,494
Guitar Center                                  11,900(b)        627,606
Hibbett Sporting Goods                          3,172(b)         95,033
Jos A Bank Clothiers                            9,100(b)        455,091
Linens 'N Things                                9,395(b)        240,606
Lithia Motors Cl A                              2,100            59,955
Movie Gallery                                   8,498            41,895
Pacific Sunwear of California                  21,000(b)        555,660
Pantry                                         24,900(b)      1,023,389
Payless ShoeSource                              5,872(b)        134,175
Pier 1 Imports                                 11,311           143,650
Sonic Automotive                               32,337           672,610
Stage Stores                                   19,050           569,786
Talbots                                         4,081           111,085

See accompanying notes to investments in securities.

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88 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Small Cap Advantage Fund

Issuer                                        Shares           Value(a)

Specialty Retail (cont.)
Tractor Supply                                 13,000(b)       $700,180
Zale                                           11,415(b)        318,479
Total                                                         9,443,666

Textiles, Apparel & Luxury Goods (2.0%)
Brown Shoe                                      4,893           201,347
Hartmarx                                       83,900(b)        615,826
Kellwood                                        4,923           113,820
Phillips-Van Heusen                            29,600         1,003,143
Russell                                         7,382           116,857
Skechers USA Cl A                              17,000(b)        254,320
Steven Madden                                   2,700            73,521
Stride Rite                                     7,044            96,785
Warnaco Group                                  31,400(b)        771,498
Wolverine World Wide                           35,500           771,060
Total                                                         4,018,177

Thrifts & Mortgage Finance (1.8%)
Anchor BanCorp Wisconsin                        2,526            78,053
CharterMac LP                                   4,800           104,784
Corus Bankshares                               13,000           764,140
Doral Financial                                10,400(c)        105,040
Downey Financial                                8,029           519,476
FirstFed Financial                             16,092(b)        842,255

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Thrifts & Mortgage Finance (cont.)
Flagstar Bancorp                                3,939           $59,361
Fremont General                                 5,000           117,050
ITLA Capital                                      929(b)         48,726
Ocwen Financial                                54,500(b)        459,980
R-G Financial Cl B                              7,327(c)         93,273
W Holding                                      14,832(c)        122,364
WSFS Financial                                  7,200           455,040
Total                                                         3,769,542

Tobacco (0.1%)
Universal                                       6,564           265,054

Trading Companies & Distributors (1.5%)
Applied Industrial Technologies                17,000           543,150
GATX                                           25,053           942,995
Hughes Supply                                  11,000           426,140
United Rentals                                  4,783(b)        101,208
Watsco                                          3,253           204,126
WESCO Intl                                     21,100(b)        880,925
Total                                                         3,098,544

Wireless Telecommunication Services (1.4%)
Centennial Communications                      13,700(b)        217,419
Dobson Communications Cl A                     13,770(b)        101,485

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Wireless Telecommunication Services (cont.)
Leap Wireless Intl                             19,000(b)       $723,140
SBA Communications Cl A                        61,187(b)      1,128,288
UbiquiTel                                      65,800(b)        643,524
Total                                                         2,813,856

Total Common Stocks
(Cost: $204,439,634)                                       $230,959,588

Short-Term Security (2.1%)(f)
Issuer                      Effective         Amount           Value(a)
                              yield         payable at
                                             maturity

Commercial Paper
Nieuw Amsterdam
   12-01-05                     4.04%      $4,300,000(g)     $4,299,517

Total Short-Term Security
(Cost: $4,300,000)                                           $4,299,517

Total Investments in Securities
(Cost: $208,739,634)(h)                                    $235,259,105

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2005, the value of foreign securities represented 0.5% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e)   At Nov. 30, 2005, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in short-term securities and represents 0.2% of net assets. 1.9% of net assets is the Fund's cash equivalent position.

(g) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2005, the value of these securities amounted to $4,299,517 or 2.1% of net assets.

(h) At Nov. 30, 2005, the cost of securities for federal income tax purposes was approximately $208,740,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                               $33,683,000
      Unrealized depreciation                                (7,164,000)
                                                             ----------
      Net unrealized appreciation                           $26,519,000
                                                            -----------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com.

--------------------------------------------------------------------------------
89 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

Investments in Securities

RiverSource VP -- Small Cap Value Fund

Nov. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (95.8%)
Issuer                                        Shares           Value(a)

Aerospace & Defense (0.6%)
AAR                                            45,200(b)       $946,487
Curtiss-Wright                                  7,000           410,200
Ducommun                                       14,867(b)        304,625
EDO                                            11,341           302,011
MTC Technologies                               18,523(b)        606,999
Total                                                         2,570,322

Air Freight & Logistics (--%)
Forward Air                                     2,257            86,782

Airlines (1.2%)
Air France-KLM ADR                             56,650(c)      1,054,257
AirTran Holdings                               41,116(b)        617,562
Alaska Air Group                               39,000(b)      1,373,970
ExpressJet Holdings                            36,800(b)        320,896
Frontier Airlines                              12,168(b)         99,291
SkyWest                                        33,700         1,000,890
US Airways Group                               25,575(b)        859,064
Total                                                         5,325,930

Auto Components (2.5%)
Drew Inds                                      33,900(b)      1,021,068
Goodyear Tire & Rubber                         44,300(b)        758,859
Lear                                           83,000         2,310,720
STRATTEC SECURITY                              13,400(b)        650,570
Superior Inds Intl                            189,400         4,320,214
Tenneco                                        28,342(b)        492,301
Visteon                                       159,000         1,074,840
Total                                                        10,628,572

Automobiles (0.7%)
Monaco Coach                                   43,400           643,622
Thor Inds                                      27,800         1,065,296
Winnebago Inds                                 34,400         1,156,184
Total                                                         2,865,102

Beverages (0.2%)
Boston Beer Cl A                               26,900(b)        727,914

Biotechnology (0.4%)
Albany Molecular Research                      34,800(b)        425,952
Arena Pharmaceuticals                          26,100(b)        281,358
ArQule                                         11,600(b)         80,388
BioMarin Pharmaceutical                        32,100(b)        312,654
Lexicon Genetics                               32,700(b)        123,606
Medarex                                        34,246(b)        358,213
Myriad Genetics                                12,200(b)        234,362
Total                                                         1,816,533

Building Products (1.8%)
Aaon                                           27,700(b)        471,454
American Woodmark                              18,288           468,539
Builders FirstSource                            4,892(b)         97,351
ElkCorp                                         8,843           302,254
Lennox Intl                                     8,636           252,171
Royal Group Technologies                      464,700(b,c)    4,126,535

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Building Products (cont.)
Simpson Mfg                                    25,900        $1,061,382
Trex                                            1,538(b)         35,174
Universal Forest Products                       8,939           513,635
USG                                            10,300(b)        630,360
Total                                                         7,958,855

Capital Markets (1.3%)
Affiliated Managers Group                       9,854(b)        776,889
Apollo Investment                              29,866           566,558
Cohen & Steers                                 14,400           263,376
Gladstone Capital                               4,900           114,954
Investment Technology Group                    18,900(b)        735,021
Investors Financial Services                    7,231           272,970
Knight Capital Group Cl A                     251,427(b)      2,544,442
LaBranche & Co                                 36,800(b)        393,024
SWS Group                                       6,200           127,844
Total                                                         5,795,078

Chemicals (1.4%)
Agrium                                         16,286(c)        332,397
Albemarle                                      17,914           659,235
American Vanguard                               1,549            35,704
HB Fuller                                      26,000           805,480
Minerals Technologies                          10,739           608,042
Penford                                        11,895           158,204
Pioneer Companies                              12,100(b)        300,443
PolyOne                                       321,500(b)      1,855,055
Sensient Technologies                          35,758           649,723
Terra Inds                                     71,300(b)        428,513
Total                                                         5,832,796

Commercial Banks (4.9%)
Alabama Natl BanCorporation                    11,155           739,577
Alliance Bankshares                             6,201(b)        101,572
Bancorp                                        28,433(b)        520,324
Bank of Hawaii                                 48,800         2,518,568
Boston Private Financial Holdings              24,800           768,800
Cardinal Financial                             43,156           472,558
Central Pacific Financial                      28,554         1,045,076
Chittenden                                     11,000           327,470
Citizens Banking                               29,339           868,141
City Holding                                    9,200           335,616
Columbia Banking System                         2,800            80,780
Community Bancorp                               2,600(b)         84,162
Cullen/Frost Bankers                           49,400         2,660,684
First BanCorp Puerto Rico                      39,800(c)        481,580
First Citizens BancShares Cl A                    500            93,735
First Community Bancorp                        12,900           667,704
First Financial Bancorp                        17,700           340,725
First Midwest Bancorp                          15,900           595,137
First Oak Brook Bancshares                      4,684           129,559
First Republic Bank                            14,550           564,104
Hanmi Financial                                28,900           538,407

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Commercial Banks (cont.)
IBERIABANK                                     11,842          $650,244
Independent Bank                                9,915           289,221
Interchange Financial Services                  2,390            42,996
Irwin Financial                                22,422           507,186
Main Street Banks                              17,768           493,417
MainSource Financial Group                      1,600            28,944
Mercantile Bank                                 2,620           104,800
Midwest Banc Holdings                          14,336           323,850
Millennium Bankshares                          19,890(b)        164,689
Nexity Financial                                7,660(b)        106,857
Placer Sierra Bancshares                       10,018           285,513
Prosperity Bancshares                           5,518           168,851
Provident Bankshares                           10,400           370,656
Republic Bancorp                               40,480           502,762
Seacoast Banking Corporation of Florida         3,700            89,836
Signature Bank                                 16,470(b)        474,171
Southcoast Financial                            7,685(b)        186,746
Sterling Bancorp                                7,041           140,544
Sterling Bancshares                            21,100           328,949
Sun Bancorp                                     3,389(b)         67,204
Susquehanna Bancshares                         14,200           348,184
SVB Financial Group                             5,200(b)        250,068
Taylor Capital Group                            2,200            86,218
Texas United Bancshares                         6,679           126,901
Umpqua Holdings                                19,300           509,906
United Community Banks                         15,508           442,753
Total                                                        21,025,745

Commercial Services & Supplies (2.2%)
Brady Cl A                                     93,700         3,511,875
Ennis                                           5,200            92,300
FTI Consulting                                 17,800(b)        504,808
Healthcare Services Group                      29,275           622,094
Heidrick & Struggles Intl                      16,600(b)        548,630
ITT Educational Services                        7,893(b)        484,393
John H Harland                                 16,900           638,820
LECG                                            8,388(b)        137,060
Providence Service                              2,864(b)         83,686
Resources Connection                            5,573(b)        161,840
School Specialty                                7,008(b)        258,175
Spherion                                       28,700(b)        281,260
TRC Companies                                   5,301(b)         61,333
Waste Connections                              17,315(b)        603,255
West                                           34,525(b)      1,369,607
Total                                                         9,359,136

Communications Equipment (3.1%)
3Com                                        1,131,000(b)      4,094,220
Anaren                                         12,600(b)        180,810
Andrew                                         15,265(b)        166,846
Audiovox Cl A                                  40,000(b)        554,000
CommScope                                      44,200(b)        906,542
Digi Intl                                      34,100(b)        439,208

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
90 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Small Cap Value Fund

Issuer                                        Shares           Value(a)

Communications Equipment (cont.)
Ditech Communications                          24,127(b)       $211,594
Foundry Networks                               86,100(b)      1,195,929
Packeteer                                      22,200(b)        204,240
Powerwave Technologies                          4,119(b)         51,735
Superior Essex                                  4,300(b)         81,055
Sycamore Networks                             195,300(b)        794,871
UTStarcom                                     525,000(b)      4,352,250
Total                                                        13,233,300

Computers & Peripherals (1.3%)
Emulex                                         17,000(b)        338,810
Hutchinson Technology                          52,791(b)      1,509,295
Imation                                        22,000           967,120
Intergraph                                     20,100(b)        965,202
Komag                                          27,700(b)        967,838
Mobility Electronics                           24,660(b)        277,178
Rimage                                         14,800(b)        424,020
Total                                                         5,449,463

Construction & Engineering (0.7%)
Comfort Systems USA                            33,910           318,415
Dycom Inds                                      7,000(b)        143,010
Infrasource Services                           14,221(b)        166,812
Insituform Technologies Cl A                  105,700(b)      2,100,259
Modtech Holdings                               15,413(b)        132,244
Total                                                         2,860,740

Construction Materials (0.3%)
Eagle Materials                                 1,000           114,900
Florida Rock Inds                              18,075           901,401
Texas Inds                                      3,888           193,933
Total                                                         1,210,234

Consumer Finance (0.4%)
Advanta Cl B                                   15,000           485,700
CompuCredit                                    17,500(b)        683,725
Metris Companies                               37,300(b)        559,127
Total                                                         1,728,552

Containers & Packaging (0.6%)
Caraustar Inds                                 75,638(b)        745,791
Chesapeake                                     88,006         1,548,905
Rock-Tenn Cl A                                  8,200           109,552
Total                                                         2,404,248

Distributors (0.3%)
Earle M Jorgensen                              40,024(b)        384,231
Handleman                                      24,200           332,266
Prestige Brands Holdings                       31,024(b)        372,908
Total                                                         1,089,405

Diversified Financial Services (0.5%)
CapitalSource                                  27,301           652,494
Financial Federal                              15,207           614,667
Hudson Highland Group                           6,600(b)        166,650
iShares Russell 2000 Value Index Fund          13,440           896,582
Total                                                         2,330,393

Diversified Telecommunication Services (0.2%)
Alaska Communications Systems Group            10,655           106,657

Common Stocks (continued)
Issuer                                          Shares         Value(a)

Diversified Telecommunication Services (cont.)
Commonwealth Telephone Enterprises              3,500          $121,310
Golden Telecom                                 19,200(c)        518,400
Premiere Global Services                        5,500(b)         41,580
Talk America Holdings                          27,600(b)        264,960
Total                                                         1,052,907

Electric Utilities (1.8%)
Black Hills                                     3,500           127,925
Central Vermont Public Service                  4,003            81,661
CH Energy Group                                 7,333           342,451
Cleco                                          48,950         1,080,816
El Paso Electric                               47,195(b)      1,020,828
MGE Energy                                      2,175            76,386
Otter Tail                                      7,300           219,365
Reliant Energy                                324,000(b)      2,967,840
Sierra Pacific Resources                       87,419(b)      1,178,408
Unisource Energy                                4,706           152,286
Westar Energy                                  19,692           445,433
Total                                                         7,693,399

Electrical Equipment (1.6%)
AO Smith                                       12,400           451,360
Baldor Electric                                11,656           299,443
Franklin Electric                               7,772           330,310
General Cable                                  17,900(b)        324,885
GrafTech Intl                                 130,577(b)        853,974
LSI Inds                                       18,500           333,000
Regal-Beloit                                   83,000         2,929,069
Thomas & Betts                                 14,000(b)        560,560
Woodward Governor                               7,400           604,358
Total                                                         6,686,959

Electronic Equipment & Instruments (5.2%)
Aeroflex                                       45,583(b)        500,046
Agilysys                                       30,500           581,025
Anixter Intl                                   47,722         1,748,534
Bell Microproducts                             52,600(b)        452,360
Coherent                                       12,600(b)        398,034
CTS                                            10,100           121,503
CyberOptics                                    13,182(b)        166,225
Littelfuse                                    100,000(b)      2,594,000
LoJack                                         15,937(b)        449,105
Methode Electronics                            17,100           178,695
MTS Systems                                     7,202           254,015
Nu Horizons Electronics                        45,000(b)        449,550
Plexus                                        184,200(b)      3,960,300
Rofin-Sinar Technologies                       25,500(b)      1,100,835
ScanSource                                      5,479(b)        324,850
Tech Data                                     104,000(b)      4,088,240
Tektronix                                      45,300         1,159,227
TTM Technologies                               46,300(b)        423,182
Viisage Technology                             34,929(b)        221,450
Vishay Intertechnology                        247,800(b)      3,179,274
Total                                                        22,350,450

Energy Equipment & Services (2.9%)
Ensign Energy Services                         34,200(c)      1,242,917
Hydril                                          3,988(b)        255,631
Newpark Resources                              10,800(b)         79,164

Common Stocks (continued)
Issuer                                          Shares         Value(a)

Energy Equipment & Services (cont.)
NS Group                                       10,300(b)       $422,918
Oil States Intl                                27,460(b)        935,288
Patterson-UTI Energy                           13,600           424,864
RPC                                            24,050           798,460
SEACOR Holdings                                 4,400(b)        296,340
Superior Energy Services                       26,500(b)        576,905
Superior Well Services                          6,104(b)        128,550
TETRA Technologies                             35,975(b)      1,054,068
Tidewater                                      91,500         4,135,799
Trican Well Service                            16,600(b,c)      690,243
Unit                                           22,500(b)      1,218,600
W-H Energy Services                             9,438(b)        314,569
Total                                                        12,574,316

Food & Staples Retailing (0.4%)
BJ's Wholesale Club                            17,800(b)        471,522
Longs Drug Stores                               8,700           370,881
Weis Markets                                   25,800         1,086,180
Total                                                         1,928,583

Food Products (0.6%)
Chiquita Brands Intl                           33,900           705,120
Corn Products Intl                             10,395           231,289
Gold Kist                                      23,600(b)        375,712
Lancaster Colony                               36,000         1,404,000
Total                                                         2,716,121

Gas Utilities (0.6%)
Laclede Group                                   6,800           203,728
Nicor                                           8,100           324,810
Northwest Natural Gas                          23,914           821,685
South Jersey Inds                              15,219           437,546
Southern Union                                      1(b)             22
Southwest Gas                                  10,498           280,087
WGL Holdings                                   23,000           699,660
Total                                                         2,767,538

Health Care Equipment & Supplies (0.8%)
Biosite                                         2,176(b)        128,340
Cardiac Science                                17,632(b)        165,388
Encore Medical                                 56,255(b)        297,026
Greatbatch                                     18,700(b)        541,926
Matthews Intl Cl A                              2,262            88,874
Molecular Devices                              21,100(b)        566,535
Nutraceutical Intl                             35,500(b)        456,530
STERIS                                          2,300            57,776
Symmetry Medical                               17,316(b)        318,095
ThermoGenesis                                  15,950(b)         68,107
Vital Signs                                    13,700           653,901
Total                                                         3,342,498

Health Care Providers & Services (1.7%)
AMERIGROUP                                     26,300(b)        490,758
Cross Country Healthcare                       19,700(b)        364,056
Genesis HealthCare                             80,400(b)      3,380,820
Hooper Holmes                                  83,700           244,404
Horizon Health                                 11,200(b)        260,064
Magellan Health Services                       10,300(b)        300,966
Molina Healthcare                               4,800(b)        128,160
NDCHealth                                      18,110(b)        341,192
PAREXEL Intl                                   14,433(b)        296,887

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
91 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Small Cap Value Fund

Issuer                                          Shares         Value(a)

Health Care Providers & Services (cont.)
PRA Intl                                        4,300(b)       $119,282
PSS World Medical                              30,925(b)        509,335
Radiologix                                     58,979(b)        182,835
U.S. Physical Therapy                          41,000(b)        811,390
Total                                                         7,430,149

Hotels, Restaurants & Leisure (4.1%)
Applebee's Intl                                19,600           449,232
Aztar                                          17,739(b)        555,408
Bluegreen                                      28,600(b)        425,282
Buca                                           20,569(b)        118,272
California Pizza Kitchen                        7,284(b)        238,770
CBRL Group                                     27,800         1,028,322
CEC Entertainment                              47,758(b)      1,709,736
Dover Downs Gaming & Entertainment             49,900           626,744
Fox & Hound Restaurant Group                    9,608(b)        126,826
Isle of Capri Casinos                           6,954(b)        188,592
Jack in the Box                                21,800(b)        732,480
Kerzner Intl                                   52,900(b,c)    3,439,029
La Quinta                                     348,800(b)      3,822,848
Lodgian                                       149,300(b)      1,536,297
Lone Star Steakhouse & Saloon                   6,200           143,654
Multimedia Games                               59,000(b)        600,620
Ruby Tuesday                                   46,600         1,133,312
Ryan's Restaurant Group                        52,200(b)        620,658
Sunterra                                       29,000(b)        340,750
Total                                                        17,836,832

Household Durables (2.1%)
Beazer Homes USA                                5,196           363,564
Blyth                                           3,700            73,260
Brookfield Homes                                7,728           381,995
Champion Enterprises                           84,984(b)      1,229,718
Ethan Allen Interiors                          29,800         1,111,540
Furniture Brands Intl                          27,700           552,615
Helen of Troy                                 109,614(b,c)    1,975,244
Hooker Furniture                               56,800           881,536
Lenox Group                                     3,900(b)         48,204
Oneida                                         31,532(b)         30,586
Stanley Furniture                              40,000           996,000
Technical Olympic USA                          27,350           566,966
Universal Electronics                          17,100(b)        296,514
WCI Communities                                15,688(b)        402,868
Yankee Candle                                  13,700           347,295
Total                                                         9,257,905

Industrial Conglomerates (0.1%)
Alleghany                                         628(b)        184,751
Tredegar                                       18,800           235,000
Total                                                           419,751

Insurance (5.0%)
American Natl Insurance                        11,000         1,288,540
American Physicians Capital                    14,900(b)        677,205
AmerUs Group                                   18,100         1,063,013
Argonaut Group                                 13,800(b)        438,840
Aspen Insurance Holdings                       32,924(c)        824,088

Common Stocks (continued)
Issuer                                         Shares          Value(a)

Insurance (cont.)
Assured Guaranty                               42,900(c)     $1,129,128
CNA Surety                                     25,100(b)        370,727
Donegal Group Cl A                              7,622           184,681
Endurance Specialty Holdings                   12,400(c)        427,180
Erie Indemnity Cl A                             3,900           206,700
FBL Financial Group Cl A                       37,000         1,159,950
Horace Mann Educators                          15,600           295,464
LandAmerica Financial Group                     5,300           343,175
Natl Atlantic Holdings Cl A                    11,678(b)        120,984
Navigators Group                                7,151(b)        288,972
NYMAGIC                                         5,980           153,806
Ohio Casualty                                  22,500           666,000
Phoenix Companies                              68,000           924,800
Presidential Life                               8,400           162,036
ProAssurance                                   24,384(b)      1,213,836
ProCentury                                     28,518           302,576
PXRE Group                                     50,950(c)        648,594
Quanta Capital Holdings                       679,000(b,c)    2,845,009
Reinsurance Group of America                    3,000           141,840
Republic Companies Group                       18,269           264,901
RLI                                            30,212         1,577,065
Safety Insurance Group                         10,400           417,144
Scottish Re Group                              36,400(c)        918,372
StanCorp Financial Group                        4,646           478,724
State Auto Financial                            6,400           220,352
Stewart Information Services                    5,900           298,304
UICI                                           17,700           630,474
United Fire & Casualty                         18,289           835,807
Total                                                        21,518,287

Internet & Catalog Retail (0.2%)
Insight Enterprises                            48,380(b)      1,007,755

Internet Software & Services (0.7%)
Autobytel                                      43,735(b)        228,297
Corillian                                      55,700(b)        155,403
EarthLink                                      53,100(b)        607,464
Internet Capital Group                         14,300(b)        118,690
iPass                                         102,300(b)        693,594
United Online                                  49,500           698,445
Vignette                                       33,300(b)        589,743
Total                                                         3,091,636

IT Services (1.8%)
BearingPoint                                   26,468(b)        192,687
Ciber                                          32,700(b)        201,105
CSG Systems Intl                                9,400(b)        225,600
eFunds                                         48,000(b)        988,320
Kanbay Intl                                     9,763(b)        161,675
Keane                                          12,200(b)        127,612
Lionbridge Technologies                       110,236(b)        716,534
ManTech Intl Cl A                               8,800(b)        220,352
MAXIMUS                                        35,300         1,284,920
MPS Group                                      36,400(b)        457,548
Perot Systems Cl A                            124,100(b)      1,724,990
SM&A                                           76,500(b)        634,950
Sykes Enterprises                              54,300(b)        749,340
Total                                                         7,685,633

Common Stocks (continued)
Issuer                                          Shares         Value(a)

Leisure Equipment & Products (1.7%)
Arctic Cat                                     35,000          $734,300
Brunswick                                      86,100         3,382,870
Callaway Golf                                   7,800           114,270
Head                                          139,000(b,c)      391,980
JAKKS Pacific                                  36,400(b)        741,832
K2                                             37,259(b)        378,551
LeapFrog Enterprises                            9,279(b)        120,998
Radica Games                                   38,300(c)        342,019
RC2                                            30,000(b)      1,060,200
Total                                                         7,267,020

Machinery (6.5%)
Actuant Cl A                                    9,418           499,625
AGCO                                           39,000(b)        660,270
Barnes Group                                    6,600           227,502
Commercial Vehicle Group                       35,483(b)        702,209
EnPro Inds                                      9,600(b)        276,960
Flowserve                                     113,500(b)      4,240,360
Gardner Denver                                 13,700(b)        668,560
Graco                                           8,200           298,316
Harsco                                         52,800         3,508,560
IDEX                                           72,500         3,200,150
Kaydon                                        110,200         3,566,072
Key Technology                                 52,000(b)        694,200
Lincoln Electric Holdings                      27,100         1,105,951
Lydall                                         36,188(b)        302,532
Mueller Inds                                   21,101           571,204
Tennant                                        11,362           533,105
Terex                                          86,423(b)      5,325,385
Titan Intl                                     26,700           460,308
Wabash Natl                                    82,461         1,636,851
Total                                                        28,478,120

Marine (0.9%)
Kirby                                          76,900(b)      4,091,080

Media (1.2%)
ADVO                                           13,208           360,446
Arbitron                                        4,400           169,840
Courier                                        12,350           434,597
Entravision Communications Cl A                20,700(b)        155,043
Gray Television                                33,400           297,928
Journal Register                               36,128           564,681
LIN TV Cl A                                    14,500(b)        189,660
RCN                                            12,955(b)        282,549
Scholastic                                      5,100(b)        169,677
Sinclair Broadcast Group Cl A                  17,500           168,350
Valassis Communications                        72,000(b)      2,190,239
Total                                                         4,983,010

Metals & Mining (3.3%)
Agnico-Eagle Mines                             25,900(c)        378,917
AK Steel Holding                              211,200(b)      1,750,848
AM Castle & Co                                  4,800(b)         99,120
Apex Silver Mines                               7,000(b)        117,740
Century Aluminum                               98,600(b)      2,279,632
Commercial Metals                              19,294           677,219
Eldorado Gold                                  51,900(b,c)      208,119

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
92 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Small Cap Value Fund

Issuer                                        Shares           Value(a)

Metals & Mining (cont.)
Glamis Gold                                    19,900(b,c)     $443,571
Goldcorp                                       12,400(c)        251,968
Hecla Mining                                   66,200(b)        234,348
IPSCO                                           6,300(c)        487,494
Meridian Gold                                  26,900(b,c)      517,556
Oregon Steel Mills                             16,863(b)        461,203
Quanex                                          7,900           488,615
Reliance Steel & Aluminum                      15,200           980,552
Schnitzer Steel Inds Cl A                       3,410           117,611
Steel Dynamics                                 10,900           377,358
Steel Technologies                             27,000           715,230
Stillwater Mining                             222,800(b)      2,381,732
USEC                                          122,800         1,350,800
Total                                                        14,319,633

Multi-Utilities & Unregulated Power (0.2%)
Avista                                          8,107           143,089
CMS Energy                                     36,800(b)        514,464
Total                                                           657,553

Multiline Retail (1.8%)
Big Lots                                       62,380(b)        766,650
Bon-Ton Stores                                 17,000           313,990
Conn's                                         23,800(b)        804,678
Dillard's Cl A                                193,700         4,061,890
Dollar General                                 81,000         1,531,710
Tuesday Morning                                12,474           340,415
Total                                                         7,819,333

Oil & Gas (3.9%)
Callon Petroleum                               36,700(b)        649,590
Chesapeake Energy                             104,800         3,033,960
Cimarex Energy                                 48,713(b)      1,895,423
Edge Petroleum                                 33,500(b)        819,410
Encore Acquisition                             98,900(b)      3,069,855
Giant Inds                                      3,400(b)        182,410
Harvest Natural Resources                      47,500(b)        436,050
Nordic American Tanker Shipping                21,900(c)        718,320
OMI                                             4,580            88,852
Parallel Petroleum                             19,543(b)        320,701
Petroleum Development                           3,409(b)        115,054
Range Resources                                31,665         1,179,205
St. Mary Land & Exploration                    54,500         1,941,290
Swift Energy                                   22,200(b)      1,025,418
TransMontaigne                                 15,300(b)         95,472
Whiting Petroleum                              25,381(b)      1,052,042
Total                                                        16,623,052

Paper & Forest Products (0.1%)
Louisiana-Pacific                              11,300           304,761
Schweitzer-Mauduit Intl                         3,900            92,859
Total                                                           397,620

Personal Products (0.8%)
Chattem                                         4,867(b)        154,625
Elizabeth Arden                                38,381(b)        730,774
Inter Parfums                                  46,300           766,728
Nu Skin Enterprises Cl A                       50,700           881,166
Playtex Products                               51,699(b)        723,786
Total                                                         3,257,079

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Pharmaceuticals (0.6%)
Alpharma Cl A                                  30,900          $816,378
Endo Pharmaceuticals  Holdings                 16,400(b)        490,688
First Horizon Pharmaceutical                   25,500(b)        449,310
Inspire Pharmaceuticals                        12,000(b)         86,880
Perrigo                                        25,600           371,200
Salix Pharmaceuticals                          14,901(b)        288,632
Total                                                         2,503,088

Real Estate (0.8%)
MI Developments Cl A                          100,500(c)      3,411,976

Real Estate Investment Trust (4.4%)
Acadia Realty Trust                            12,898           264,151
Agree Realty                                   10,327           291,944
American Campus Communities                     3,583            90,184
Arbor Realty Trust                             26,000           701,480
Ashford Hospitality Trust                      38,800           413,996
BioMed Realty Trust                            16,830           432,026
Boykin Lodging                                 19,400(b)        232,800
Brandywine Realty Trust                        31,582           915,246
Capital Automotive                             15,253           589,223
Capital Trust Cl A                              4,300           131,795
Cogdell Spencer                                 7,316(b)        122,543
Colonial Properties Trust                       7,300           320,689
Commercial Net Lease Realty                    64,180         1,300,287
Corporate Office Properties Trust               3,763           135,769
Correctional Properties Trust                  15,477           445,119
Cousins Properties                             20,600           573,504
CRIIMI MAE                                      7,400(b)        146,298
Digital Realty Trust                            6,405           143,984
Entertainment Properties Trust                 19,702           842,852
Equity Inns                                    54,200           743,624
FelCor Lodging Trust                           53,500           908,430
Getty Realty                                    7,900           212,273
Hersha Hospitality Trust                        9,131            84,188
Highwoods Properties                           23,500           677,505
HomeBanc                                       25,900           203,315
Innkeepers USA Trust                           23,000           401,120
Investors Real Estate Trust                    11,700           110,097
LaSalle Hotel Properties                       12,073           406,377
Lexington Corporate Properties Trust           22,712           483,538
LTC Properties                                 23,500           481,280
Luminent Mtge Capital                          11,900            95,200
MFA Mtge Investments                           49,930           304,573
Natl Health Investors                          11,600           320,740
New Century Financial                           4,200           151,914
Omega Healthcare Investors                     70,187           843,648
Parkway Properties                             13,434           561,541
Post Properties                                 5,000           202,300
Prentiss Properties Trust                       9,838           403,358
RAIT Investment Trust                          23,037           605,412
Redwood Trust                                   3,100           133,734
Senior Housing Properties Trust                25,700           483,417
Spirit Finance                                 12,868           147,982
Town & Country Trust                            7,265           210,685

Common Stocks (continued)
Issuer                                         Shares          Value(a)

Real Estate Investment Trust (cont.)
Trustreet Properties                            8,600          $134,504
U-Store-It Trust                               13,068           277,303
Wellsford Real Properties                      50,300(b)        960,227
Winston Hotels                                 20,800           209,040
Total                                                        18,851,215

Road & Rail (0.4%)
Arkansas Best                                  11,600           478,384
Covenant Transport Cl A                        63,000(b)        732,690
Heartland Express                              10,086           214,933
SCS Transportation                             15,513(b)        305,761
USA Truck                                       6,400(b)        173,440
Total                                                         1,905,208

Semiconductors & Semiconductor Equipment (2.9%)
Brooks Automation                               8,900(b)        114,454
Cabot Microelectronics                          1,388(b)         42,931
Catalyst Semiconductor                        148,200(b)        703,950
Cymer                                          22,700(b)        867,594
Diodes                                            627(b)         25,312
Entegris                                       81,184(b)        819,958
Fairchild Semiconductor Intl                   39,551(b)        685,814
FormFactor                                      4,743(b)        133,089
Integrated Device Technology                   75,656(b)        906,359
Integrated Silicon Solution                   182,800(b)      1,281,428
IXYS                                           42,000(b)        504,840
MIPS Technologies                              46,600(b)        275,406
OmniVision Technologies                        43,700(b)        773,490
Photronics                                     16,200(b)        257,256
Semitool                                       52,500(b)        499,800
SigmaTel                                       53,600(b)        780,416
Tessera Technologies                           24,421(b)        671,578
TriQuint Semiconductor                        721,600(b)      3,247,200
Total                                                        12,590,875

Software (2.3%)
Atari                                         152,430(b)        192,062
Catapult Communications                        48,800(b)        825,208
Epicor Software                                23,324(b)        322,104
InterVideo                                     59,100(b)        605,184
Intervoice                                     71,600(b)        619,340
Mentor Graphics                               313,700(b)      2,810,752
Pervasive Software                            173,600(b)        736,064
Reynolds & Reynolds Cl A                       99,100         2,699,484
Take-Two Interactive Software                  23,456(b)        428,072
Transaction Systems Architects                  6,000(b)        174,600
Ulticom                                        13,800(b)        158,976
Ultimate Software Group                         7,031(b)        121,004
Total                                                         9,692,850

Specialty Retail (3.9%)
Aaron Rents                                    31,540           655,086
Asbury Automotive Group                        24,100(b)        403,675
Buckle                                         31,500         1,027,845
Cato Cl A                                      48,600         1,049,760
Charming Shoppes                               11,540(b)        135,595
Claire's Stores                                29,200           833,076
Cost Plus                                     115,043(b)      2,114,491
Deb Shops                                      42,800         1,244,624

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
93 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Small Cap Value Fund

Issuer                                        Shares           Value(a)

Specialty Retail (cont.)
Dress Barn                                     11,759(b)       $392,515
Gymboree                                       13,783(b)        310,944
Lithia Motors Cl A                             16,400           468,220
Men's Wearhouse                               102,350(b)      2,998,856
Payless ShoeSource                             20,100(b)        459,285
Pier 1 Imports                                 64,700           821,690
Select Comfort                                 44,619(b)      1,069,517
Sharper Image                                   2,963(b)         30,074
Sonic Automotive                               40,000           832,000
Sports Authority                                6,800(b)        213,996
Talbots                                        23,000           626,060
Too                                            20,900(b)        661,067
Trans World Entertainment                      14,700(b)         95,991
United Auto Group                               5,700           203,034
Zale                                            7,183(b)        200,406
Total                                                        16,847,807

Textiles, Apparel & Luxury Goods (2.1%)
Columbia Sportswear                            19,500(b)        906,360
Cutter & Buck                                  56,500           683,650
Fossil                                         42,979(b)        857,001
K-Swiss Cl A                                   67,161         2,097,438
Kellwood                                        9,321           215,502
Kenneth Cole Productions Cl A                  39,600         1,111,968
Polo Ralph Lauren                               7,800           418,080
Steven Madden                                   5,600           152,488
Stride Rite                                    77,400         1,063,476
Timberland Cl A                                27,300(b)        903,357
Warnaco Group                                   5,000(b)        122,850
Wolverine World Wide                           14,900           323,628
Total                                                         8,855,798

Thrifts & Mortgage Finance (2.6%)
Accredited Home Lenders Holding                29,592(b)      1,281,925
Bank Mutual                                    12,600           133,308
BankAtlantic Bancorp Cl A                      46,800           652,392
BankUnited Financial Cl A                      21,199           540,363
Berkshire Hills Bancorp                         8,856           288,617
Brookline Bancorp                              24,164           339,746

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Thrifts & Mortgage Finance (cont.)
CharterMac LP                                   6,600          $144,078
Corus Bankshares                               13,900           817,042
Downey Financial                                1,300            84,110
Federal Agricultural Mtge Cl C                 11,100           309,357
Fidelity Bankshares                            20,479           638,740
First Financial Holdings                        4,500           137,430
First Niagara Financial Group                 129,373         1,874,615
FirstFed Financial                             16,200(b)        847,908
Flagstar Bancorp                                5,700            85,899
Franklin Bank                                   5,500(b)        101,750
Fremont General                                21,300           498,633
KNBT Bancorp                                    6,500           106,535
NetBank                                        28,142           207,969
PFF Bancorp                                    38,595         1,179,077
Provident Financial Services                   14,800           266,252
TierOne                                        24,300           728,271
Total                                                        11,264,017

Tobacco (0.1%)
Universal                                       3,100           125,178
Vector Group                                   27,125           511,035
Total                                                           636,213

Trading Companies & Distributors (0.7%)
Applied Industrial Technologies                15,596           498,292
GATX                                           26,000           978,640
Hughes Supply                                  28,427         1,101,262
NuCO2                                           8,224(b)        231,259
UAP Holding                                     4,183            79,393
Total                                                         2,888,846

Transportation Infrastructure (0.2%)
Sea Containers Cl A                            61,000(c)        774,700

Wireless Telecommunication Services (0.2%)
Dobson Communications Cl A                     38,767(b)        285,713
Leap Wireless Intl                              4,472(b)        170,204

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Wireless Telecommunication Services (cont.)
Price Communications                         21,000(b)         $318,570
UbiquiTel                                    13,403(b)          131,081
Total                                                           905,568

Total Common Stocks
(Cost: $371,802,389)                                       $412,681,480

Other (--%)
Issuer                                        Shares           Value(a)

Air France ADR
  Warrants                                   51,500(b,c,d)      $34,248

Total Other
(Cost: $--)                                                     $34,248

Short-Term Securities (12.9%)
Issuer                       Effective        Amount           Value(a)
                               yield        payable at
                                             maturity

Commercial Paper
Amsterdam Funding
   12-28-05                     4.16%      $3,000,000(e)     $2,990,317
BNP Paribas Finance
   12-01-05                     4.04       12,800,000        12,798,563
CRC Funding LLC
   01-10-06                     4.08       10,000,000(e)      9,953,735
Deutsche Bank
   12-01-05                     4.04       14,300,000        14,298,394
Emerald Certificates MBNA MCCT
   12-07-05                     3.84        5,000,000(e)      4,996,271
Preferred Receivables Funding
   12-27-05                     4.17        5,000,000(e)      4,984,400
Rabobank USA Financial
   12-01-05                     4.03        5,400,000         5,399,396

Total Short-Term Securities
(Cost: $55,426,374)                                         $55,421,076

Total Investments in Securities
(Cost: $427,228,763)(f)                                    $468,136,804

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
94 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Small Cap Value Fund

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2005, the value of foreign securities represented 6.6% of net assets.

(d) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Nov. 30, 2005, is as follows:

      Security                                    Acquisition      Cost
                                                     dates
      Air France ADR
        Warrants                                   05-05-04         $--

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2005, the value of these securities amounted to $22,924,723 or 5.3% of net assets.

(f) At Nov. 30, 2005, the cost of securities for federal income tax purposes was approximately $427,229,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                              $ 58,686,000
      Unrealized depreciation                               (17,778,000)
                                                            -----------
      Net unrealized appreciation                          $ 40,908,000
                                                           ------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com.

--------------------------------------------------------------------------------
95 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

Investments in Securities

RiverSource VP -- Strategy Aggressive Fund

Nov. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (98.7%)
Issuer                                        Shares           Value(a)

Aerospace & Defense (2.7%)
Precision Castparts                           165,000        $8,413,350
Rockwell Collins                              210,100         9,601,570
Total                                                        18,014,920

Air Freight & Logistics (3.0%)
C.H. Robinson Worldwide                       246,000         9,950,700
UTI Worldwide                                 104,000(c)     10,118,160
Total                                                        20,068,860

Biotechnology (8.5%)
Amylin Pharmaceuticals                        222,100(b,d)    8,308,761
Genzyme                                       178,900(b)     13,299,426
Gilead Sciences                               408,300(b)     20,696,727
Invitrogen                                    161,355(b)     10,754,311
OSI Pharmaceuticals                           159,000(b)      3,855,750
Total                                                        56,914,975

Capital Markets (2.0%)
GreenHill & Co                                 96,900         5,318,841
Investors Financial Services                  169,300         6,391,075
Legg Mason                                     14,020         1,719,553
Total                                                        13,429,469

Chemicals (1.5%)
Rohm & Haas                                   229,400        10,047,720

Commercial Services & Supplies (5.0%)
Cintas                                        113,200         5,062,304
Corporate Executive Board                      87,627         7,580,612
ITT Educational Services                       68,000(b)      4,173,160
Manpower                                      263,939        12,259,966
Monster Worldwide                             111,250(b)      4,327,625
Total                                                        33,403,667

Communications Equipment (1.3%)
Juniper Networks                              394,312(b)      8,868,077

Computers & Peripherals (5.8%)
NCR                                           234,600(b)      7,964,670
Network Appliance                             651,700(b)     18,977,504
SanDisk                                       229,737(b,d)   11,730,371
Total                                                        38,672,545

Diversified Financial Services (1.6%)
CapitalSource                                 450,460(d)     10,765,994

Energy Equipment & Services (3.4%)
BJ Services                                   151,200         5,541,480
Nabors Inds                                   129,500(b,c)    9,066,295
Natl Oilwell Varco                             78,900(b)      4,782,918
Tidewater                                      74,850         3,383,220
Total                                                        22,773,913

Food & Staples Retailing (0.5%)
Whole Foods Market                             22,930         3,377,130

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Health Care Equipment & Supplies (7.2%)
Beckman Coulter                                61,122        $3,403,884
Cooper Companies                               73,400         4,022,320
CR Bard                                       231,100        14,991,457
Foxhollow Technologies                         88,900(b,d)    3,870,706
Gen-Probe                                     147,400(b)      6,805,458
Kinetic Concepts                              109,300(b)      4,257,235
St. Jude Medical                              229,500(b)     10,963,215
Total                                                        48,314,275

Health Care Providers & Services (6.0%)
Caremark Rx                                   443,100(b)     22,770,909
Community Health Systems                      353,800(b)     14,183,842
Omnicare                                       57,450         3,271,778
Total                                                        40,226,529

Hotels, Restaurants & Leisure (3.0%)
Cheesecake Factory                             92,259(b)      3,380,370
GTECH Holdings                                335,100        10,254,060
Starbucks                                     206,400(b)      6,284,880
Total                                                        19,919,310

Household Durables (0.9%)
Harman Intl Inds                               64,000         6,240,000

Household Products (1.5%)
Church & Dwight                               302,600        10,052,372

Insurance (2.1%)
Assurant                                      161,600         7,129,792
IPC Holdings                                  101,100(c)      2,952,120
United America Indemnity Cl A                 222,100(b,c)    4,208,795
Total                                                        14,290,707

Internet Software & Services (1.8%)
Akamai Technologies                           137,400(b)      2,742,504
VeriSign                                      414,900(b)      9,223,227
Total                                                        11,965,731

IT Services (6.0%)
Affiliated Computer Services Cl A             205,500(b)     11,462,790
Alliance Data Systems                         267,200(b)     10,305,904
DST Systems                                    75,300(b)      4,478,091
Paychex                                       119,100         5,051,031
TNS                                           208,960(b)      3,771,728
VeriFone Holdings                             215,700(b)      4,939,530
Total                                                        40,009,074

Machinery (1.7%)
Danaher                                       202,600        11,244,300

Media (2.6%)
Catalina Marketing                             63,744         1,687,304
EW Scripps Cl A                               144,200         6,683,670

Common Stocks (continued)
Issuer                                        Shares           Value(a)

Media (cont.)
Univision Communications Cl A                 232,054(b)     $7,014,992
XM Satellite Radio Holdings Cl A               77,400(b,d)    2,264,724
Total                                                        17,650,690

Metals & Mining (2.1%)
Peabody Energy                                175,480        13,838,353

Oil & Gas (7.7%)
Apache                                        102,530         6,693,158
Chesapeake Energy                             242,400         7,017,480
EOG Resources                                 213,000        15,282,750
Pioneer Natural Resources                     172,900         8,805,797
XTO Energy                                    343,100        13,960,739
Total                                                        51,759,924

Pharmaceuticals (2.2%)
Barr Pharmaceuticals                           78,000(b)      4,473,300
MGI PHARMA                                    118,200(b)      2,333,268
Sepracor                                      144,700(b)      7,955,606
Total                                                        14,762,174

Semiconductors & Semiconductor Equipment (8.0%)
ASML Holding                                  382,100(b,c)    7,321,036
Broadcom Cl A                                 144,402(b)      6,720,469
KLA-Tencor                                    176,900         9,055,511
Marvell Technology Group                      414,800(b,c)   23,037,992
Microchip Technology                          135,800         4,530,288
Skyworks Solutions                            566,600(b)      3,053,974
Total                                                        53,719,270

Software (3.8%)
Autodesk                                      166,000         6,925,520
Fair Isaac                                    218,400        10,007,088
Mercury Interactive                           184,425(b)      5,127,015
NAVTEQ                                         78,500(b)      3,297,000
Total                                                        25,356,623

Specialty Retail (2.6%)
Advance Auto Parts                            119,224(b)      5,047,944
Chico's FAS                                   165,200(b)      7,286,972
Tiffany & Co                                   89,100         3,626,370
Williams-Sonoma                                38,520(b)      1,671,383
Total                                                        17,632,669

Textiles, Apparel & Luxury Goods (1.6%)
Coach                                         303,300(b)     10,442,619

Trading Companies & Distributors (2.6%)
Fastenal                                      435,600        17,293,320

Total Common Stocks
(Cost: $472,583,677)                                       $661,055,210

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
96 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005

RiverSource VP -- Strategy Aggressive Fund

Bond (0.3%)
Issuer                      Coupon           Principal         Value(a)
                             rate             amount

Federal Farm Credit Bank
  03-15-06                   2.50%         $2,000,000        $1,989,770

Total Bond
(Cost: $1,999,422)                                           $1,989,770

Short-Term Securities (4.3%)(e)
Issuer                     Effective          Amount           Value(a)
                            yield           payable at
                                             maturity

Commercial Paper
Amsterdam Funding
  12-01-05                    4.02%        $5,000,000(f)     $4,999,442
Nieuw Amsterdam
  12-01-05                    4.04          4,000,000(f)      3,999,551
  12-14-05                    4.06          5,000,000(f)      4,992,125
  12-20-05                    4.11          5,000,000(f)      4,988,611
Park Granada LLC
  12-07-05                    4.04          5,000,000(f)      4,996,072
  12-09-05                    4.05          5,000,000(f)      4,994,938

Total Short-Term Securities
(Cost: $28,974,001)                                         $28,970,739

Total Investments in Securities
(Cost: $503,557,100)(g)                                    $692,015,719


Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2005, the value of foreign securities represented 8.5% of net assets.

(d)   At Nov. 30, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 3.0% of net assets. 1.3% of net assets is the Fund's cash equivalent position.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2005, the value of these securities amounted to $28,970,739 or 4.3% of net assets.

(g) At Nov. 30, 2005, the cost of securities for federal income tax purposes was approximately $503,557,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                $208,280,000
      Unrealized depreciation                                 (19,821,000)
                                                              -----------
      Net unrealized appreciation                            $188,459,000
                                                             ------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com.

--------------------------------------------------------------------------------
97 - RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PORTFOLIO HOLDINGS AT NOV. 30, 2005


                                                              S-6466-80 D (1/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP Variable Portfolio - Investment Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          January 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          January 31, 2006


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          January 31, 2006